                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number: 811-01545
                                                     ----------

                      Eaton Vance Special Investment Trust
                      -------------------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                   December 31
                                   -----------
                             Date of Fiscal Year End

                                December 31, 2004
                                -----------------
                            Date of Reporting Period


ITEM 1. REPORTS TO STOCKHOLDERS

[[NOTE: INSERT SHAREHOLDER REPORT(S) HERE]]
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[EV LOGO]

[GRAPHIC IMAGE]

ANNUAL REPORT DECEMBER 31, 2004

[GRAPHIC IMAGE]

EATON VANCE BALANCED FUND

[GRAPHIC IMAGE]

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                      IMPORTANT NOTICES REGARDING PRIVACY,
                       DELIVERY OF SHAREHOLDER DOCUMENTS,
                      PORTFOLIO HOLDINGS, AND PROXY VOTING

PRIVACY. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

  - Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

  - None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

  - Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

  - We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

      For more information about Eaton Vance's Privacy Policy, please call
                                 1-800-262-1122.

DELIVERY OF SHAREHOLDER DOCUMENTS. The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

PORTFOLIO HOLDINGS. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the Securities and Exchange Commission for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the Securities and Exchange Commision's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

PROXY VOTING. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to Portfolio securities during the 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at www.sec.gov.

EATON VANCE BALANCED FUND as of December 31, 2004
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

[PHOTO OF ARIEH COLL]
Arieh Coll
Portfolio Manager

[PHOTO OF ELIZABETH S. KENYON]
Elizabeth S. Kenyon, CFA
Portfolio Manager

[PHOTO OF MICHAEL MACH]
Michael Mach
Portfolio Manager

THE FUND

PERFORMANCE FOR THE PAST YEAR

- During the year ended December 31, 2004, the Fund's Class A shares had a total return of 11.57%.(1) This return was the result of an increase in net asset value (NAV) per shareto $6.65 on December 31, 2004, from $6.04 on December 31, 2003, and the reinvestment of $0.083 per share in dividends.

- The Fund's Class B shares had a total return of 10.63%(1) during the same period, the result of an increase in NAV per share to $12.45 on December 31, 2004, from $11.30 on December 31, 2003, and the reinvestment of $0.047 per share in dividends.

- The Fund's Class C shares had a total return of 10.66%(1) during the same period, the result of an increase in NAV per share to $11.91 on December 31, 2004, from $10.81 on December 31, 2003, and the reinvestment of $0.049 per share in dividends.

- For comparison, the S&P 500 Index, an unmanaged index commonly used to measure the performance of U.S. stocks, had a total return of 10.87% for the same period, while the Lehman Government/Credit Bond Index had a return of 4.19%.(2)

MANAGEMENT DISCUSSION

- Over the course of its fiscal year, the Fund benefited significantly from its diversified equity approach, which combines growth and value styles, and from solid returns from its fixed-income investments.

- With strong performance in its value and growth stock holdings and solid returns from its fixed-income allocation, the Fund outperformed the 7.94% average return of its peer group, the Lipper Balanced Funds Classification.(2) In the equity portion, the Fund's growth- and value-style Portfolios both outperformed the Fund's equity benchmark, the S&P 500 Index. Due to a more defensive positioning, the fixed-income portion underperformed the Fund's fixed-income benchmark, the Lehman Government/Credit Bond Index, as well as another broad-based fixed-income index, the Lehman Aggregate Bond Index, which returned 4.34%.(2)

- At December 31, 2004, the Fund invested approximately 36.7% of its net assets in Capital Growth Portfolio, which invests in a broadly diversified list of seasoned securities. Capital Growth Portfolio outperformed the S&P 500 Index because it was positioned more defensively, anticipating the potential for a rise in interest rates (which transpired), and because of the strong performance of the Portfolio's stocks relative to those in the Index.(2) Specifically, the Portfolio benefited from owning stocks of companies that manufacture "smart phones" -- wireless devices that incorporate a variety of useful features -- many of which performed very well during the period.

- At December 31, 2004, the Fund invested approximately 33.7% of its net assets in Large-Cap Value Portfolio, which primarily invests in value stocks of large-cap companies. During the period, this Portfolio benefited from strong performance in the energy and utilities sectors, while holdings in the health care sector detracted from returns.

- The Fund invested approximately 29.7% of its net assets in Investment Grade Income Portfolio, which primarily invests in investment-grade fixed-income securities, such as corporate bonds and Treasuries. This Portfolio benefited when long-term interest rates, after spiking in April and May, moved downward for the remainder of the year and boosted the performance of the bond sectors in which it invests.

THE VIEWS EXPRESSED THROUGHOUT THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGERS AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND THE INVESTMENT ADVISER DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE OR OFFERING PRICE (AS APPLICABLE) WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. FUND PERFORMANCE DURING CERTAIN PERIODS REFLECTS THE STRONG STOCK MARKET PERFORMANCE AND/OR THE STRONG PERFORMANCE OF STOCKS HELD DURING THOSE PERIODS. THIS PERFORMANCE IS NOT TYPICAL AND MAY NOT BE REPEATED. FOR PERFORMANCE AS OF THE MOST RECENT MONTH END, PLEASE REFER TO www.eatonvance.com.

(1) THESE RETURNS DO NOT INCLUDE THE 5.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE(CDSC)FOR CLASS B AND CLASS C SHARES. IF THE SALES CHARGE WAS DEDUCTED, THE PERFORMANCE WOULD BE LOWER.
(2) IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX OR A LIPPER CLASSIFICATION. THE INDEX'S TOTAL RETURN DOES NOT REFLECT COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX.

FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

EATON VANCE BALANCED FUND as of December 31, 2004
FUND PERFORMANCE

The line graph and table set forth below provide information about the Fund's performance. The line graph compares the performance of Class A of the Fund with that of the S&P 500 Index, an unmanaged index commonly used to measure the performance of U.S. stocks, and the Lehman Government/Credit Bond Index, an unmanaged market index of U.S. government and corporate fixed-income securities. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class A, the S&P500 Index, and the Lehman Government/Credit Bond Index. Class A total returns are presented at net asset value and maximum public offering price. The table includes the total returns of each Class of the Fund at net asset value and public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

PERFORMANCE*                                             CLASS A   CLASS B   CLASS C
-------------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
One Year                                                   11.57%    10.63%    10.66%
Five Years                                                  2.53      1.72      1.73
Ten Years                                                   8.85      7.92      7.62
Life of Fund+                                               9.59      6.80      6.54

SEC Average Annual Total Returns
(including sales charge or applicable CDSC)
One Year                                                    5.13%     5.63%     9.66%
Five Years                                                  1.33      1.37      1.73
Ten Years                                                   8.22      7.92      7.62
Life of Fund+                                               9.51      6.80      6.54

+    Inception Dates - Class A: 4/1/32; Class B: 11/2/93; Class C:11/2/93

* AVERAGE ANNUAL TOTAL RETURNS DO NOT INCLUDE THE 5.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE
     (CDSC) FOR CLASS B AND CLASS C SHARES. IF THE SALES CHARGE WAS DEDUCTED, THE PERFORMANCE WOULD BE LOWER. SEC AVERAGE ANNUAL TOTAL RETURNS FOR CLASS A REFLECT THE MAXIMUM 5.75% SALES CHARGE. SEC RETURNS FOR CLASS B AND CLASS C SHARES REFLECT THE APPLICABLE CDSC BASED ON THE FOLLOWING SCHEDULE: 5% - 1ST AND 2ND YEARS; 4% - 3RD YEAR; 3% - 4TH YEAR; 2% - 5TH YEAR; 1% - 6TH YEAR. SEC 1-YEAR RETURN FOR CLASS C REFLECTS A 1% CDSC.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE OR OFFERING PRICE (AS APPLICABLE) WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN. FUND PERFORMANCE DURING CERTAIN PERIODS REFLECTS THE STRONG STOCK MARKET PERFORMANCE AND/OR THE STRONG PERFORMANCE OF STOCKS HELD DURING THOSE PERIODS. THIS PERFORMANCE IS NOT TYPICAL AND MAY NOT BE REPEATED.FOR PERFORMANCE AS OF THE MOST RECENT MONTH END, PLEASE REFER TO www.eatonvance.com.

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE BALANCED FUND CLASS A VS. THE STANDARD & POOR'S 500 INDEX AND THE LEHMAN GOVT/CREDIT BOND INDEX**

    December 31, 1994 - December 31, 2004

               EATON VANCE BALANCED    FUND, INCLUDING MAXIMUM        S&P 500      LEHMAN GOVT/CREDIT
   DATE           FUND CLASS A              SALES CHARGE               INDEX           BOND INDEX
----------     --------------------    -----------------------        -------      ------------------
12/31/1994            10,000                    9,425                  10,000            10,000
 1/31/1995            10,103                    9,526                  10,259            10,192
 2/28/1995            10,496                    9,896                  10,659            10,428
 3/31/1995            10,749                   10,135                  10,973            10,498
 4/30/1995            11,003                   10,374                  11,295            10,645
 5/31/1995            11,436                   10,783                  11,746            11,091
 6/30/1995            11,617                   10,953                  12,019            11,180
 7/31/1995            11,873                   11,195                  12,417            11,136
 8/31/1995            12,085                   11,395                  12,448            11,279
 9/30/1995            12,252                   11,553                  12,973            11,393
10/31/1995            12,268                   11,567                  12,927            11,561
11/30/1995            12,603                   11,883                  13,493            11,751
12/31/1995            12,969                   12,228                  13,753            11,924
 1/31/1996            13,176                   12,423                  14,221            11,998
 2/29/1996            13,222                   12,467                  14,353            11,744
 3/31/1996            13,318                   12,557                  14,491            11,645
 4/30/1996            13,414                   12,648                  14,705            11,565
 5/31/1996            13,566                   12,791                  15,083            11,546
 6/30/1996            13,679                   12,898                  15,141            11,700
 7/31/1996            13,225                   12,470                  14,472            11,727
 8/31/1996            13,508                   12,737                  14,778            11,698
 9/30/1996            13,934                   13,138                  15,609            11,906
10/31/1996            14,212                   13,400                  16,039            12,184
11/30/1996            14,859                   14,011                  17,251            12,409
12/31/1996            14,734                   13,893                  16,909            12,270
 1/31/1997            15,353                   14,477                  17,965            12,285
 2/28/1997            15,388                   14,509                  18,106            12,311
 3/31/1997            14,930                   14,077                  17,363            12,165
 4/30/1997            15,443                   14,561                  18,399            12,342
 5/31/1997            16,120                   15,200                  19,518            12,458
 6/30/1997            16,608                   15,660                  20,392            12,607
 7/31/1997            17,659                   16,651                  22,014            12,993
 8/31/1997            16,926                   15,959                  20,782            12,847
 9/30/1997            17,605                   16,600                  21,919            13,049
10/31/1997            17,454                   16,458                  21,188            13,258
11/30/1997            17,719                   16,707                  22,168            13,328
12/31/1997            17,917                   16,894                  22,548            13,468
 1/31/1998            18,123                   17,088                  22,797            13,658
 2/28/1998            19,058                   17,969                  24,441            13,630
 3/31/1998            19,741                   18,614                  25,691            13,672
 4/30/1998            20,011                   18,868                  25,950            13,741
 5/31/1998            19,595                   18,476                  25,504            13,888
 6/30/1998            19,803                   18,673                  26,539            14,029
 7/31/1998            19,574                   18,457                  26,258            14,041
 8/31/1998            17,848                   16,828                  22,465            14,315
 9/30/1998            18,769                   17,698                  23,904            14,724
10/31/1998            19,335                   18,231                  25,847            14,620
11/30/1998            19,892                   18,756                  27,413            14,707
12/31/1998            20,323                   19,162                  28,992            14,744
 1/31/1999            20,523                   19,351                  30,203            14,848
 2/28/1999            20,106                   18,958                  29,265            14,495
 3/31/1999            20,132                   18,982                  30,435            14,567
 4/30/1999            20,975                   19,777                  31,614            14,603
 5/31/1999            20,424                   19,258                  30,869            14,453
 6/30/1999            21,092                   19,888                  32,580            14,408
 7/31/1999            20,553                   19,379                  31,564            14,368
 8/31/1999            20,049                   18,904                  31,408            14,356
 9/30/1999            19,739                   18,612                  30,548            14,486
10/31/1999            20,152                   19,002                  32,480            14,523
11/30/1999            20,306                   19,146                  33,140            14,515
12/31/1999            20,618                   19,441                  35,091            14,427
 1/31/2000            20,202                   19,048                  33,328            14,423
 2/29/2000            20,553                   19,379                  32,698            14,604
 3/31/2000            20,764                   19,578                  35,895            14,815
 4/30/2000            20,131                   18,981                  34,815            14,742
 5/31/2000            19,864                   18,730                  34,100            14,729
 6/30/2000            20,527                   19,355                  34,941            15,030
 7/31/2000            20,368                   19,205                  34,395            15,189
 8/31/2000            21,712                   20,472                  36,531            15,403
 9/30/2000            21,765                   20,522                  34,603            15,461
10/31/2000            21,152                   19,944                  34,456            15,558
11/30/2000            19,962                   18,823                  31,741            15,824
12/31/2000            20,596                   19,420                  31,897            16,137
 1/31/2001            21,358                   20,138                  33,028            16,407
 2/28/2001            19,583                   18,465                  30,018            16,577
 3/31/2001            18,118                   17,083                  28,118            16,653
 4/30/2001            19,330                   18,226                  30,301            16,528
 5/31/2001            19,718                   18,592                  30,504            16,623
 6/30/2001            20,361                   19,199                  29,762            16,703
 7/31/2001            19,887                   18,751                  29,469            17,119
 8/31/2001            19,565                   18,448                  27,626            17,339
 9/30/2001            17,391                   16,398                  25,395            17,498
10/31/2001            18,580                   17,519                  25,880            17,942
11/30/2001            19,668                   18,545                  27,865            17,648
12/31/2001            20,110                   18,962                  28,109            17,509
 1/31/2002            19,668                   18,545                  27,699            17,637
 2/28/2002            18,919                   17,838                  27,165            17,787
 3/31/2002            20,216                   19,062                  28,186            17,426
 4/30/2002            20,421                   19,255                  26,478            17,764
 5/31/2002            19,515                   18,400                  26,284            17,928
 6/30/2002            18,316                   17,270                  24,412            18,080
 7/31/2002            16,878                   15,915                  22,510            18,298
 8/31/2002            17,085                   16,109                  22,657            18,708
 9/30/2002            16,433                   15,495                  20,197            19,111
10/31/2002            17,016                   16,045                  21,973            18,928
11/30/2002            18,116                   17,081                  23,265            18,939
12/31/2002            17,153                   16,174                  21,899            19,441
 1/31/2003            16,741                   15,785                  21,326            19,440
 2/28/2003            16,501                   15,558                  21,006            19,787
 3/31/2003            16,845                   15,883                  21,209            19,761
 4/30/2003            17,741                   16,728                  22,956            19,972
 5/31/2003            19,120                   18,028                  24,164            20,540
 6/30/2003            19,568                   18,451                  24,473            20,457
 7/31/2003            19,913                   18,776                  24,904            19,600
 8/31/2003            20,536                   19,363                  25,389            19,729
 9/30/2003            20,190                   19,037                  25,120            20,363
10/31/2003            20,467                   19,298                  26,540            20,096
11/30/2003            20,640                   19,461                  26,774            20,150
12/31/2003            20,935                   19,740                  28,177            20,348
 1/31/2004            21,247                   20,034                  28,694            20,533
 2/29/2004            21,629                   20,393                  29,093            20,784
 3/31/2004            21,611                   20,377                  28,654            20,975
 4/30/2004            20,812                   19,623                  28,205            20,331
 5/31/2004            20,881                   19,689                  28,591            20,227
 6/30/2004            21,561                   20,329                  29,147            20,310
 7/31/2004            21,108                   19,902                  28,182            20,525
 8/31/2004            20,899                   19,705                  28,295            20,959
 9/30/2004            21,509                   20,281                  28,602            21,033
10/31/2004            21,824                   20,578                  29,038            21,215
11/30/2004            22,698                   21,402                  30,213            20,979
12/31/2004            23,358                   22,024                  31,241            21,202

** SOURCE: THOMSON FINANCIAL. CLASS A OF THE FUND COMMENCED INVESTMENT OPERATIONS ON 4/1/32.

     A $10,000 HYPOTHETICAL INVESTMENT AT NET ASSET VALUE IN CLASS B SHARES AND CLASS C SHARES ON 12/31/94 WOULD HAVE BEEN VALUED AT $21,422 AND $20,847, RESPECTIVELY, ON DECEMBER 31, 2004. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. THE INDEX'S TOTAL RETURN DOES NOT REFLECT COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX.

[CHART]

EQUITY ASSETS -- SECTOR WEIGHTINGS++

As a percentage of the Fund's net assets

                                     LARGE-CAP VALUE PORTFOLIO    CAPITAL GROWTH PORTFOLIO
                                     -------------------------    ------------------------
Financials                   13.3%             10.1%                         3.2%
Information Technology       12.5%              1.7%                        10.8%
Industrials                   7.9%              4.2%                         3.7%
Consumer Discretionary        6.8%              3.4%                         3.4%
Energy                        5.7%              4.4%                         1.3%
Health Care                   5.4%              1.5%                         3.9%
Consumer Staples              5.0%              2.1%                         2.9%
Telecommunications Services   4.2%              1.3%                         2.9%
Materials                     3.5%              1.8%                         1.7%
Utilities                     2.1%              1.9%                         0.2%

++ Industry groups are subject to change due to active management. As of 12/31/04, Capital Growth Portfolio represented approximately 37% of the Fund's assets, while Large-Cap Value Portfolio represented approximately 34% of the Fund's assets.

[CHART]

INVESTMENT GRADE INCOME PORTFOLIO ALLOCATION+++

As a percentage of the Portfolio's net assets

Short-Term Investments & Other          3.1%
Corporate Bonds                        35.0%
Asset-Backed Securities                 4.8%
Mortgage-Backed Securities             12.4%
U.S. Treasury Obligations              25.9%
U.S. Government Agency Obligations     18.0%
Commercial Paper                        0.8%

+++ Allocation subject to change due to active management. As of 12/31/04, Investment Grade Income Portfolio represented approximately 30% of the Fund's net assets.

EATON VANCE BALANCED FUND as of December 31, 2004
FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 - December 31, 2004).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                            EATON VANCE BALANCED FUND

                    BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE   EXPENSES PAID DURING PERIOD*
                            (7/1/04)               (12/31/04)            (7/1/04 - 12/31/04)
     ---------------------------------------------------------------------------------------------
     ACTUAL
     Class A              $   1,000.00          $   1,083.36             $     6.28
     Class B              $   1,000.00          $   1,079.50             $    10.19
     Class C              $   1,000.00          $   1,079.65             $    10.19

     HYPOTHETICAL
     (5% return per year
     before expenses)
     Class A              $   1,000.00          $   1,019.10             $     6.09
     Class B              $   1,000.00          $   1,015.30             $     9.88
     Class C              $   1,000.00          $   1,015.30             $     9.88

     * Expenses are equal to the Fund's annualized expense ratio of 1.20% for Class A shares, 1.95% for Class B shares, and 1.95% for Class C shares multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2004. The Example reflects the expenses of both the Fund and the Portfolios.

EATON VANCE BALANCED FUND as of December 31, 2004

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2004

ASSETS
Investment in Capital Growth Portfolio, at value
  (identified cost, $58,958,808)                                              $    76,115,614
Investment in Investment Grade Income Portfolio, at value
  (identified cost, $59,967,534)                                                   61,751,986
Investment in Large-Cap Value Portfolio, at value
  (identified cost, $57,970,109)                                                   69,905,056
Receivable for Fund shares sold                                                       161,230
Prepaid expenses                                                                        7,503
---------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                  $   207,941,389
---------------------------------------------------------------------------------------------

LIABILITIES
Payable for Fund shares redeemed                                              $       235,323
Payable to affiliate for distribution and service fees                                  2,536
Payable to affiliate for Trustees' fees                                                   714
Accrued expenses                                                                       67,441
---------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                             $       306,014
---------------------------------------------------------------------------------------------
NET ASSETS                                                                    $   207,635,375
---------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS
Paid-in capital                                                               $   189,023,058
Accumulated net realized loss from Portfolios (computed on
   the basis of identified cost)                                                  (12,312,371)
Undistributed net investment income                                                    48,483
Net unrealized appreciation from Portfolios (computed on the basis of
   identified cost)                                                                30,876,205
---------------------------------------------------------------------------------------------
TOTAL                                                                         $   207,635,375
---------------------------------------------------------------------------------------------

CLASS A SHARES
NET ASSETS                                                                    $   155,088,069
SHARES OUTSTANDING                                                                 23,313,333
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
  (net assets DIVIDED BY shares of beneficial interest outstanding)           $          6.65
MAXIMUM OFFERING PRICE PER SHARE
  (100 DIVIDED BY 94.25 of $6.65)                                             $          7.06

CLASS B SHARES
NET ASSETS                                                                    $    39,335,889
SHARES OUTSTANDING                                                                  3,158,609
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE (NOTE 6)
   (net assets DIVIDED BY shares of beneficial interest outstanding)          $         12.45

CLASS C SHARES
NET ASSETS                                                                    $    13,211,417
SHARES OUTSTANDING                                                                  1,108,975
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE (NOTE 6)
  (net assets DIVIDED BY shares of beneficial interest outstanding)           $         11.91

On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2004

INVESTMENT INCOME
Interest allocated from Portfolios                                            $     2,602,127
Dividends allocated from Portfolios (net of foreign taxes, $5,023)                  2,036,646
Expenses allocated from Portfolios                                                 (1,443,091)
---------------------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIOS                                         $     3,195,682
---------------------------------------------------------------------------------------------

EXPENSES
Trustees' fees and expenses                                                   $         2,861
Distribution and service fees
  Class A                                                                             366,944
  Class B                                                                             402,139
  Class C                                                                             115,112
Transfer and dividend disbursing agent fees                                           284,276
Registration fees                                                                      50,678
Legal and accounting services                                                          42,975
Custodian fee                                                                          33,125
Printing and postage                                                                   32,920
Miscellaneous                                                                           8,260
---------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                $     1,339,290
---------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                         $     1,856,392
---------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED
GAIN (LOSS) FROM PORTFOLIOS
Net realized gain (loss)--
  Investment transactions (identified cost basis)                             $     6,817,138
  Disposal of investments purchased which did not meet
    Portfolio's investment guidelines                                                      --
  Foreign currency transactions                                                         8,005
---------------------------------------------------------------------------------------------
NET REALIZED GAIN                                                             $     6,825,143
---------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)--
  Investments (identified cost basis)                                         $    12,725,717
  Foreign currency                                                                        551
---------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                          $    12,726,268
---------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                              $    19,551,411
---------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                    $    21,407,803
---------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                                                           YEAR ENDED         YEAR ENDED
IN NET ASSETS                                                                 DECEMBER 31, 2004  DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS --
  Net investment income                                                         $     1,856,392    $       359,778
  Net realized gain from
    investment and foreign
    currency transactions                                                             6,825,143         24,904,838
  Net change in unrealized
    appreciation (depreciation)
    from investments and
    foreign currency                                                                 12,726,268          9,542,118
------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                      $    21,407,803    $    34,806,734
------------------------------------------------------------------------------------------------------------------
Distributions to shareholders --
  From net investment income
      Class A                                                                   $    (1,959,761)   $    (1,069,466)
      Class B                                                                          (163,529)           (20,961)
      Class C                                                                           (51,178)            (4,586)
------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                             $    (2,174,468)   $    (1,095,013)
------------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
  Proceeds from sale of shares
      Class A                                                                   $     8,762,163    $     8,964,162
      Class B                                                                        10,454,696         13,514,096
      Class C                                                                         5,137,071          5,293,662
  Net asset value of shares issued to shareholders in
    payment of distributions declared
      Class A                                                                         1,253,606            631,107
      Class B                                                                           132,840             17,604
      Class C                                                                            42,029              3,616
  Cost of shares redeemed
      Class A                                                                       (21,779,817)       (18,920,971)
      Class B                                                                        (9,901,465)        (7,406,498)
      Class C                                                                        (3,480,596)        (3,297,636)
  Net asset value of shares exchanged
      Class A                                                                        13,148,639                 --
      Class B                                                                       (13,148,639)                --
------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS                                                  $    (9,379,473)   $    (1,200,858)
------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                                      $     9,853,862    $    32,510,863
------------------------------------------------------------------------------------------------------------------

NET ASSETS
At beginning of year                                                            $   197,781,513    $   165,270,650
------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                                                  $   207,635,375    $   197,781,513
------------------------------------------------------------------------------------------------------------------

UNDISTRIBUTED NET
INVESTMENT INCOME (LOSS)
INCLUDED IN NET ASSETS
AT END OF YEAR                                                                  $        48,483    $      (118,371)
------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

FINANCIAL HIGHLIGHTS

                                                                                          CLASS A
                                                              -----------------------------------------------------------------
                                                                                  YEAR ENDED DECEMBER 31,
                                                              -----------------------------------------------------------------
                                                                2004(1)       2003(1)      2002(1)     2001(1)(2)      2000(1)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                          $    6.040    $    4.990   $    5.910    $    6.220    $    7.920
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
Net investment income                                         $    0.070    $    0.022   $    0.043    $    0.084    $    0.161
Net realized and unrealized gain (loss)                            0.623         1.073       (0.908)       (0.238)       (0.162)
-------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                           $    0.693    $    1.095   $   (0.865)   $   (0.154)   $   (0.001)
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
From net investment income                                    $   (0.083)   $   (0.045)  $   (0.049)   $   (0.095)   $   (0.160)
From net realized gain                                                --            --           --        (0.061)       (1.539)
Tax return of capital                                                 --            --       (0.006)           --            --
-------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                           $   (0.083)   $   (0.045)  $   (0.055)   $   (0.156)   $   (1.699)
-------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                                $    6.650    $    6.040   $    4.990    $    5.910    $    6.220
-------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                    11.57%        22.04%      (14.70)%       (2.36)%       (0.11)%
-------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)                       $  155,088    $  139,528   $  123,816    $  167,290    $  205,944
Ratios (As a percentage of average daily net assets):
  Expenses(4)                                                       1.21%+        1.25%        1.23%         1.18%         1.11%
  Net investment income                                             1.13%+        0.40%        0.81%         1.47%         2.10%
Portfolio Turnover of the Balanced Portfolio                          --            --           --            --            60%(5)
Portfolio Turnover of the Capital Growth Portfolio                   213%          240%         231%          264%          271%(6)
Portfolio Turnover of the Investment Grade Income Portfolio           71%           65%          55%           46%           47%(6)
Portfolio Turnover of the Large-Cap Value Portfolio                   56%           57%          --            --            --

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Investment Grade Income Portfolio, adopted the provisions of the AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began amortizing market premium on fixed-income securities. The effect of this change for the year ended December 31, 2001 was a decrease in net investment income per share of $0.008, an increase in net realized and unrealized gain (loss) per share of $0.008 and a decrease in the ratio of net investment income to average net assets from 1.61% to 1.47%. Per-share data and ratios for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolios' allocated expenses.
(5)  For the period from January 1, 2000 to March 6, 2000.
(6) For the period from the start of business, March 7, 2000, to December 31, 2000.
+ The expenses of one or more Portfolios reflect a voluntary reduction of the investment adviser fee. Had such actions not been taken, the ratios would have been the same.

                        See notes to financial statements

                                                                                          CLASS B
                                                              -----------------------------------------------------------------
                                                                                  YEAR ENDED DECEMBER 31,
                                                              -----------------------------------------------------------------
                                                                2004(1)       2003(1)      2002(1)     2001(1)(2)      2000(1)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                          $   11.300    $    9.320   $   11.050    $   11.580    $   13.410
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
Net investment income (loss)                                  $    0.043    $   (0.036)  $    0.006    $    0.078    $    0.172
Net realized and unrealized gain (loss)                            1.154         2.021       (1.701)       (0.447)       (0.298)
-------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                           $    1.197    $    1.985   $   (1.695)   $   (0.369)   $   (0.126)
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
From net investment income                                    $   (0.047)   $   (0.005)  $   (0.029)   $   (0.100)   $   (0.165)
From net realized gain                                                --            --           --        (0.061)       (1.539)
Tax return of capital                                                 --            --       (0.006)           --            --
-------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                           $   (0.047)   $   (0.005)  $   (0.035)   $   (0.161)   $   (1.704)
-------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                                $   12.450    $   11.300   $    9.320    $   11.050    $   11.580
-------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                    10.63%        21.30%      (15.38)%       (3.13)%       (1.00)%
-------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)                       $   39,336    $   47,909   $   34,516    $   43,303    $   50,818
Ratios (As a percentage of average daily net assets):
  Expenses(4)                                                       1.96%+        2.00%        1.98%         1.93%         1.89%
  Net investment income (loss)                                      0.37%+       (0.35)%       0.06%         0.72%         1.31%
Portfolio Turnover of the Balanced Portfolio                          --            --           --            --            60%(5)
Portfolio Turnover of the Capital Growth Portfolio                   213%          240%         231%          264%          271%(6)
Portfolio Turnover of the Investment Grade Income Portfolio           71%           65%          55%           46%           47%(6)
Portfolio Turnover of the Large-Cap Value Portfolio                   56%           57%          --            --            --

(1) Net investment income (loss) per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Investment Grade Income Portfolio, adopted the provisions of the AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began amortizing market premium on fixed-income securities. The effect of this change for the year ended December 31, 2001 was a decrease in net investment income per share of $0.015, an increase in net realized and unrealized gain (loss) per share of $0.015 and a decrease in the ratio of net investment income to average net assets from 0.87% to 0.72%. Per-share data and ratios for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolios' allocated expenses.
(5)  For the period from January 1, 2000 to March 6, 2000.
(6) For the period from the start of business, March 7, 2000, to December 31, 2000.
+ The expenses of one or more Portfolios reflect a voluntary reduction of the investment adviser fee. Had such actions not been taken, the ratios would have been the same.

                        See notes to financial statements

                                                                                          CLASS C
                                                              -----------------------------------------------------------------
                                                                                  YEAR ENDED DECEMBER 31,
                                                              -----------------------------------------------------------------
                                                                2004(1)       2003(1)      2002(1)     2001(1)(2)      2000(1)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                          $   10.810    $    8.920   $   10.580    $   11.090    $   12.900
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
Net investment income (loss)                                  $    0.043    $   (0.034)  $    0.006    $    0.074    $    0.164
Net realized and unrealized gain (loss)                            1.106         1.929       (1.631)       (0.423)       (0.280)
-------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                           $    1.149    $    1.895   $   (1.625)   $   (0.349)   $   (0.116)
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
From net investment income                                    $   (0.049)   $   (0.005)  $   (0.029)   $   (0.100)   $   (0.155)
From net realized gain                                                --            --           --        (0.061)       (1.539)
Tax return of capital                                                 --            --       (0.006)           --            --
-------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                           $   (0.049)   $   (0.005)  $   (0.035)   $   (0.161)   $   (1.694)
-------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                                $   11.910    $   10.810   $    8.920    $   10.580    $   11.090
-------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                    10.66%        21.25%      (15.40)%       (3.09)%       (0.97)%
-------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)                       $   13,211    $   10,344   $    6,938    $    7,434    $   11,994
Ratios (As a percentage of average daily net assets):
  Expenses(4)                                                       1.96%+        2.00%        1.98%         1.93%         1.92%
  Net investment income (loss)                                      0.38%+       (0.35)%       0.06%         0.72%         1.30%
Portfolio Turnover of the Balanced Portfolio                          --            --           --            --            60%(5)
Portfolio Turnover of the Capital Growth Portfolio                   213%          240%         231%          264%          271%(6)
Portfolio Turnover of the Investment Grade Income Portfolio           71%           65%          55%           46%           47%(6)
Portfolio Turnover of the Large-Cap Value Portfolio                   56%           57%          --            --            --

(1) Net investment income (loss) per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Investment Grade Income Portfolio, adopted the provisions of the AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began amortizing market premium on fixed-income securities. The effect of this change for the year ended December 31, 2001 was a decrease in net investment income per share of $0.014, an increase in net realized and unrealized gain (loss) per share of $0.014 and a decrease in the ratio of net investment income to average net assets from 0.86% to 0.72%. Per-share data and ratios for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolios' allocated expenses.
(5)  For the period from January 1, 2000 to March 6, 2000.
(6) For the period from the start of business, March 7, 2000, to December 31, 2000.
+ The expenses of one or more Portfolios reflect a voluntary reduction of the investment adviser fee. Had such actions not been taken, the ratios would have been the same.

                        See notes to financial statements

EATON VANCE BALANCED FUND as of December 31, 2004
NOTES TO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES

   Eaton Vance Balanced Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares: Class A, Class B and Class C. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). The Trustees have adopted a conversion feature pursuant to which Class B shares of the Fund automatically convert to Class A shares, eight years after their purchase as described in the Fund's prospectus. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in the following three Portfolios: Capital Growth Portfolio, Investment Grade Income Portfolio and Large-Cap Value Portfolio, (the Portfolios), which are New York Trusts. The investment objectives and policies of the three Portfolios combined are the same as those of the Fund. The value of the Fund's investment in the Portfolios reflects the Fund's proportionate interest in the net assets of Capital Growth Portfolio, Investment Grade Income Portfolio and Large-Cap Value Portfolio (74.4%, 61.6% and 6.5%, respectively, at December 31, 2004). The performance of the Fund is directly affected by the performance of the Portfolios. A copy of each Portfolio's financial statements is available on the EDGAR Database on the Securities and Exchange Commission's website (www.sec.gov), at the Commission's public reference room in Washington, DC or upon request from the Fund's principal underwriter, Eaton Vance Distributors Inc. (EVD) by calling 1-800-225-6265.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATIONS -- Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. The value of preferred equity securities that are valued by a pricing service on a bond basis will be adjusted by an income factor, to be determined by the investment adviser, to reflect the next anticipated regular dividend. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. The daily valuation of foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Portfolio may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

   B INCOME -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolios, less all actual and accrued expenses of the

   Fund determined in accordance with accounting principles generally accepted in the United States of America.

   C FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2004, the Fund, for federal income tax purposes, had a capital loss carryover of $12,155,671, which will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. The capital loss carryover will expire on December 31, 2009, $(1,741,976) and December 31, 2010, $(10,413,695). During
   the year ended December 31, 2004, capital loss carryovers of $6,385,312 were utilized to offset realized gains.

   D USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   E INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

   F EXPENSES -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

   G OTHER -- Investment transactions are accounted for on a trade-date basis.

   H EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations. For the year ended December 31, 2004, there were no credit balances used to reduce the Fund's custodian fee.

2  DISTRIBUTIONS TO SHAREHOLDERS

   The Fund's present policy is to pay quarterly dividends from net investment income allocated to the Fund by the Portfolios (less the Fund's direct expenses) and to distribute at least annually all or substantially all of the net realized capital gains (reduced by any available capital loss carryforwards from prior years) so allocated. Shareholders may reinvest all distributions in shares of the same class of the Fund at the per share net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in-capital.

   The tax character of distributions declared for the years ended December 31, 2004 and December 31, 2003 was as follows:

                                     YEAR ENDED           YEAR ENDED
                                     DECEMBER 31, 2004    DECEMBER 31, 2003
   ------------------------------------------------------------------------
   Distributions declared from
   Ordinary income                     $     2,174,468      $     1,095,013

   During the year ended December 31, 2004, accumulated net investment income was increased by $484,930, accumulated net realized loss was increased by $89,380, and paid-in capital was decreased by $395,550 primarily due to differences between book and tax accounting for amortization/accretion, currency transactions, passive foreign investment companies, paydown gain/losses, and partnership allocations of gains/losses. This change had no effect on the net assets or the net asset value per share.

   As of December 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

   Undistributed ordinary income                            $        48,483
   Capital loss carryforwards                               $   (12,155,671)

   The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the statement of assets and liabilities are primarily due to wash sales.

3  SHARES OF BENEFICIAL INTEREST

   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                                           YEAR ENDED DECEMBER 31,
                                                       ----------------------------
   CLASS A                                                2004              2003
   --------------------------------------------------------------------------------
   Sales                                                1,423,944         1,591,218
   Issued to shareholders electing to receive
   payments of distributions in Fund shares               201,117           115,981
   Redemptions                                         (3,537,503)       (3,439,577)
   Exchange from Class B shares                         2,144,060                --
   --------------------------------------------------------------------------------
   NET INCREASE (DECREASE)                                231,618        (1,732,378)
   --------------------------------------------------------------------------------

                                                           YEAR ENDED DECEMBER 31,
                                                       ----------------------------
   CLASS B                                                2004              2003
   --------------------------------------------------------------------------------
   Sales                                                  910,079         1,269,365
   Issued to shareholders electing to receive
   payments of distributions in Fund shares                11,587             1,604
   Redemptions                                           (856,352)         (733,126)
   Exchange to Class A shares                          (1,147,484)               --
   --------------------------------------------------------------------------------
   NET INCREASE (DECREASE)                             (1,082,170)          537,843
   --------------------------------------------------------------------------------

                                                           YEAR ENDED DECEMBER 31,
                                                       ----------------------------
   CLASS C                                                2004              2003
   --------------------------------------------------------------------------------
   Sales                                                466,076             519,511
   Issued to shareholders electing to receive
   payments of distributions in Fund shares               3,827                 344
   Redemptions                                         (317,550)           (340,799)
   --------------------------------------------------------------------------------
   NET INCREASE                                         152,353             179,056
   --------------------------------------------------------------------------------

4  TRANSACTIONS WITH AFFILIATES

   Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. For the Capital Growth Portfolio, the fee is computed at the monthly rate of 5/96 of 1% (0.625% per annum) of the Portfolio's average daily net assets up to and including $170 million and 1/24 of 1% (0.50% per annum) of average daily net assets over $170 million. For the Investment Grade Income Portfolio, the fee is computed at the monthly rate of 5/96 of 1% (0.625% per annum) of the Portfolio's average daily net assets up to and including $130 million and 1/24 of 1% (0.50% per annum) of average daily net assets over $130 million. For the Large-Cap Value Portfolio, the fee is computed at the annual rate of 0.625% of the Portfolio's average daily net assets. Except as to Trustees of the Fund and the Portfolios who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the year ended December 31, 2004, EVM earned $27,697 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $28,241 as its portion of the sales charge on sales of Class A shares for the year ended December 31, 2004.

   Certain officers and Trustees of the Fund and of the Portfolios are officers of the above organizations.

5  DISTRIBUTION AND SERVICE PLANS

   The Fund has in effect distribution plans for Class B (Class B Plan) and Class C (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus, (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class reduced by the aggregate amount of contingent deferred sales charges (see
   Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $301,604 and $86,334 for Class B and Class C shares, respectively, to or payable to EVD for the year ended December 31, 2004, representing 0.75% of the average daily net assets for Class B and Class C shares. At December 31, 2004, the amount of Uncovered Distribution Charges of EVD calculated under the Plans were approximately $747,000 and $1,627,000 for Class B and Class C shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investments dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class A, Class B and Class C shares for each fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees for the year ended December 31, 2004 amounted to $366,944, $100,535, and $28,778 for Class A, Class B, and Class C shares, respectively.

6  CONTINGENT DEFERRED SALES CHARGE

   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. A CDSC of 1% is imposed on any redemption of Class A shares made within 12 months of purchase that were acquired at net asset value if the purchase amount was $1 million or more. Investors who purchase Class A shares in a single fund purchased in a single transaction at net asset value in amounts of $5 million or more will not be subject to any CDSC for such investment or any subsequent investment in the same fund. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited circumstances. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plans (see Note
   5). CDSC charges received when no Uncovered Distribution Charges exist will be retained by the Fund. The Fund was informed that EVD received approximately $101,000 and $3,000 of CDSC paid by shareholders for Class B and Class C shares, respectively, for the year ended December 31, 2004.

7  INVESTMENT TRANSACTIONS

   Increases and decreases in the Fund's investment in the Capital Growth Portfolio for the year ended December 31, 2004, aggregated $2,558,014 and $4,823,723, respectively. Increases and decreases in the Fund's investment in the Investment Grade Income Portfolio for the year ended December 31, 2004, aggregated $1,772 and $1,605,639, respectively. Increases and decreases in the Fund's investment in the Large-Cap Value Portfolio for the year ended December 31, 2004, aggregated $4,182,107 and $13,048,638, respectively.

EATON VANCE BALANCED FUND as of December 31, 2004
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE TRUSTEES AND SHAREHOLDERS
OF EATON VANCE BALANCED FUND

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Eaton Vance Balanced Fund, a series of Eaton Vance Special Investment Trust, (the "Fund") at December 31, 2004, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Boston, Massachusetts
February 18, 2005

EATON VANCE BALANCED FUND as of December 31, 2004
FEDERAL TAX INFORMATION (Unaudited)

The Form 1099-DIV you received in January 2005 showed the tax status of all distributions paid to your account in calendar 2004. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code regulations, shareholders must be notified within 60 days of the Fund's fiscal year end regarding the status of qualified dividend income for individuals and the dividends received deduction for corporations.

QUALIFIED DIVIDEND INCOME. The Fund designates 86%, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

DIVIDENDS RECEIVED DEDUCTION. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund's dividend distribution that qualifies under tax law. For the Fund's fiscal 2004 ordinary income dividends, 82% qualifies for the corporate dividends received deduction.

EATON VANCE BALANCED FUND
MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Special Investment Trust (the Trust) and Capital Growth Portfolio (CGP), Investment Grade Income Portfolio
(IGIP) and Large-Cap Value Portfolio (LCVP) (the Portfolios) are responsible for the overall management and supervision of the Trust's and Portfolios' affairs. The Trustees and officers of the Trust and the Portfolios are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolios hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolios, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, "EVD" refers to Eaton Vance Distributors, Inc. and "Fox" refers to Fox Asset Management LLC. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolios' placement agent and a wholly-owned subsidiary of EVM. Fox is a majority owned subsidiary of EVC.

                           POSITION(S)          TERM OF                               NUMBER OF PORTFOLIOS
                            WITH THE          OFFICE AND                                 IN FUND COMPLEX
       NAME AND             TRUST AND          LENGTH OF      PRINCIPAL OCCUPATION(S)    OVERSEEN BY
    DATE OF BIRTH         THE PORTFOLIOS        SERVICE       DURING PAST FIVE YEARS       TRUSTEE(1)      OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
James B. Hawkes              Trustee     Trustee of the Trust Chairman, President and          195             Director of EVC
11/9/41                                  since 1989; of LCVP  Chief Executive Officer
                                         since 1992; of CGP   of BMR, EVC, EVM and
                                         and IGIP since 2000  EV; Director of EV;
                                                              Vice President and
                                                              Director of EVD.
                                                              Trustee and/or officer
                                                              of 195 registered
                                                              investment companies in
                                                              the Eaton Vance Fund
                                                              Complex. Mr. Hawkes is
                                                              an interested person
                                                              because of his
                                                              positions with BMR,
                                                              EVM, EVC and EV, which
                                                              are affiliates of the
                                                              Fund and the
                                                              Portfolios.

NONINTERESTED TRUSTEE(S)
Samuel L. Hayes, III     Chairman of the Trustee of the Trust Jacob H. Schiff                  195            Director of Tiffany
2/23/35                     Board and      since 1989 and     Professor of Investment                          & Co. (specialty
                             Trustee       Chairman of the    Banking Emeritus,                                 retailer) and
                                         Board since 2005; of Harvard University                                 Telect, Inc.
                                         LCVP since 1992; of  Graduate School of                              (telecommunication
                                         CGP and IGIP since   Business Administration.                         services company)
                                                2000

William H. Park              Trustee         Since 2003       President and Chief              195                   None
9/19/47                                                       Executive Officer,
                                                              Prizm Capital
                                                              Management, LLC
                                                              (investment management
                                                              firm) (since 2002).
                                                              Executive Vice
                                                              President and Chief
                                                              Financial Officer,
                                                              United Asset Management
                                                              Corporation ( a holding
                                                              company owning
                                                              institutional
                                                              investment management
                                                              firms) (1982-2001).

Ronald A. Pearlman           Trustee         Since 2003       Professor of Law,                195                   None
7/10/40                                                       Georgetown University
                                                              Law Center (since
                                                              1999). Tax Partner,
                                                              Covington & Burling,
                                                              Washington, DC
                                                              (1991-2000).

Norton H. Reamer             Trustee     Trustee of the Trust President, Chief                 195                   None
9/21/35                                  since 1989; of LCVP  Executive Officer and a
                                          since 1993; of CGP  Director of Asset
                                         and IGIP since 2000  Management Finance
                                                              Corp. (a specialty
                                                              finance company serving
                                                              the investment
                                                              management industry)
                                                              (since October 2003).
                                                              President, Unicorn
                                                              Corporation (an
                                                              investment and
                                                              financial advisory
                                                              services company)
                                                              (since September 2000).
                                                              Formerly, Chairman and
                                                              Chief Operating
                                                              Officer, Hellman,
                                                              Jordan Management Co.,
                                                              Inc. (an investment
                                                              management company)
                                                              (2000-2003). Formerly,
                                                              Advisory Director of
                                                              Berkshire Capital
                                                              Corporation (investment
                                                              banking firm)
                                                              (2002-2003). Formerly
                                                              Chairman of the Board,
                                                              United Asset Management
                                                              Corporation (a holding
                                                              company owning
                                                              institutional
                                                              investment management
                                                              firms) and Chairman,
                                                              President and Director,
                                                              UAM Funds (mutual
                                                              funds) (1980-2000).

                           POSITION(S)          TERM OF                                NUMBER OF PORTFOLIOS
                            WITH THE          OFFICE AND                                  IN FUND COMPLEX
       NAME AND             TRUST AND          LENGTH OF       PRINCIPAL OCCUPATION(S)    OVERSEEN BY
    DATE OF BIRTH         THE PORTFOLIOS        SERVICE        DURING PAST FIVE YEARS       TRUSTEE(1)      OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
NONINTERESTED TRUSTEE(S) (CONTINUED)
Lynn A. Stout                Trustee     Trustee of the Trust  Professor of Law,                195                   None
9/14/57                                  and LCVP since 1998;  University of
                                           of CGP and IGIP     California at Los
                                              since 2000       Angeles School of Law
                                                               (since July 2001).
                                                               Formerly, Professor of
                                                               Law, Georgetown
                                                               University Law Center.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                               POSITION(S)                 TERM OF
                                WITH THE                 OFFICE AND
  NAME AND                      TRUST AND                 LENGTH OF                PRINCIPAL OCCUPATION(S)
DATE OF BIRTH                THE PORTFOLIOS                SERVICE                 DURING PAST FIVE YEARS
-------------------------------------------------------------------------------------------------------------
Thomas E. Faust Jr.      President of the Trust          Since 2002             Executive Vice President of
5/31/58                                                                         EVM, BMR, EVC and EV; Chief
                                                                                Investment Officer of EVM and
                                                                                BMR and Director of EVC. Chief
                                                                                Executive Officer of Belair
                                                                                Capital Fund LLC, Belcrest
                                                                                Capital Fund LLC, Belmar
                                                                                Capital Fund LLC, Belport
                                                                                Capital Fund LLC and Belrose
                                                                                Capital Fund LLC (private
                                                                                investment companies sponsored
                                                                                by EVM). Officer of 59
                                                                                registered investment
                                                                                companies managed by EVM or
                                                                                BMR.

Arieh Coll               Vice President of CGP           Since 2000             Vice President of EVM and BMR.
11/9/63                                                                         Officer of 6 registered
                                                                                investment companies managed
                                                                                by EVM or BMR.

Elizabeth S. Kenyon        President of IGIP            Since 2002(2)           Vice President of EVM and BMR.
9/8/59                                                                          Officer of 2 registered
                                                                                investment companies managed
                                                                                by EVM or BMR.

Duke E. Laflamme           Vice President of             Since 2001             Vice President of EVM and BMR.
7/8/69                         the Trust                                        Officer of 11 registered
                                                                                investment companies managed
                                                                                by EVM or BMR.

Thomas H. Luster         Vice President of the           Since 2002             Vice President of EVM and BMR.
4/8/62                     Trust and of IGIP                                    Officer of 16 registered
                                                                                investment companies managed
                                                                                by EVM or BMR.

Michael R. Mach          Vice President of LCVP          Since 1999             Vice President of EVM and BMR.
7/15/47                                                                         Officer of 29 registered
                                                                                investment companies managed
                                                                                by EVM or BMR.

George C. Pierides         Vice President of             Since 2004             Senior Managing Director of
12/26/57                       the Trust                                        Fox. Officer of 12 registered
                                                                                investment companies managed
                                                                                by EVM or BMR.

Duncan W. Richardson        President of CGP             Since 2002             Senior Vice President and
10/26/57                        and LCVP                                        Chief Equity Investment
                                                                                Officer of EVM and BMR.
                                                                                Officer of 46 registered
                                                                                investment companies managed
                                                                                by EVM or BMR.

William J. Austin, Jr.        Treasurer of              Since 2002(2)           Vice President of EVM and BMR.
12/27/51                     the Portfolios                                     Officer of 53 registered
                                                                                investment companies managed
                                                                                by EVM or BMR.

Alan R. Dynner                 Secretary         Secretary of the Trust and     Vice President, Secretary and
10/10/40                                         LCVP since 1997; of CGP and    Chief Legal Officer of BMR,
                                                    IGIP since 2000             EVM, EVD, EV and EVC. Officer
                                                                                of 195 registered investment
                                                                                companies managed by EVM or
                                                                                BMR.

James L. O'Connor        Treasurer of the Trust          Since 1989             Vice President of BMR, EVM and
4/1/45                                                                          EVD. Officer of 117 registered
                                                                                investment companies managed
                                                                                by EVM or BMR.

Paul M. O'Neil                   Chief                   Since 2004             Vice President of EVM and BMR.
7/11/53                    Compliance Officer                                   Officer of 195 registered
                                                                                investment companies managed
                                                                                by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

(2) Prior to 2002, Ms. Kenyon served as Vice President of the IGIP since 2001 and Mr. Austin served as Assistant Treasurer of the LCVP since 1993 and the CGP and IGIP since 2000.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolios and can be obtained without charge by calling 1-800-225-6265.

                              INVESTMENT ADVISER OF
         CAPITAL GROWTH PORTFOLIO, INVESTMENT GRADE INCOME PORTFOLIO AND
                            LARGE-CAP VALUE PORTFOLIO
                         BOSTON MANAGEMENT AND RESEARCH
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

                   ADMINISTRATOR OF EATON VANCE BALANCED FUND
                             EATON VANCE MANAGEMENT
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

                              PRINCIPAL UNDERWRITER
                         EATON VANCE DISTRIBUTORS, INC.
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109
                                 (617) 482-8260

                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 CLARENDON STREET
                                BOSTON, MA 02116

                                 TRANSFER AGENT
                                    PFPC INC.
                             ATTN: EATON VANCE FUNDS
                                  P.O. BOX 9653
                            PROVIDENCE, RI 02940-9653
                                 (800) 262-1122

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                           PRICEWATERHOUSECOOPERS LLP
                                 125 HIGH STREET
                                BOSTON, MA 02110


                            EATON VANCE BALANCED FUND
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

   THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. BEFORE
      INVESTING, INVESTORS SHOULD CONSIDER CAREFULLY THE FUND'S INVESTMENT OBJECTIVE(S), RISKS, AND CHARGES AND EXPENSES. THE FUND'S CURRENT PROSPECTUS
CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND AND IS AVAILABLE THROUGH YOUR
  FINANCIAL ADVISOR. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR
         SEND MONEY. FOR FURTHER INFORMATION PLEASE CALL 1-800-225-6265.

162-2/05                                                                  BALSRC

[EV LOGO]

[GRAPHIC IMAGE]

ANNUAL REPORT DECEMBER 31, 2004

[GRAPHIC IMAGE]

EATON VANCE EMERGING MARKETS FUND

[GRAPHIC IMAGE]

                      IMPORTANT NOTICES REGARDING PRIVACY,
                       DELIVERY OF SHAREHOLDER DOCUMENTS,
                      PORTFOLIO HOLDINGS, AND PROXY VOTING

PRIVACY. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

  - Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

  - None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

  - Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

  - We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

      For more information about Eaton Vance's Privacy Policy, please call
                                 1-800-262-1122.

DELIVERY OF SHAREHOLDER DOCUMENTS. The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

PORTFOLIO HOLDINGS. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the Securities and Exchange Commission for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the Securities and Exchange Commision's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

PROXY VOTING. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to Portfolio securities during the 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at www.sec.gov.

EATON VANCE EMERGING MARKETS FUND as of December 31, 2004

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

[PHOTO OF HON. JACOB REES-MOGG]
Hon. Jacob Rees-Mogg
Portfolio Manager

THE FUND

PERFORMANCE FOR THE PAST YEAR

- During the year ended December 31, 2004, the Fund's Class A shares had a total return of 23.84%. This return was the result of an increase in net asset value
  (NAV) per share to $20.04 on December 31, 2004, from $16.81 on December 31, 2003 and the reinvestment of $0.130 in dividends and $0.631 in capital gains distributions.(1)

- The Fund's Class B shares had a total return of 23.23% during the same period, the result of an increase in NAV per share to $19.29 from $16.20 and the reinvestment of $0.032 in dividends and $0.631 in capital gains distributions.(1)

- For comparison, the Morgan Stanley Capital International Emerging Markets Free Index - an unmanaged index of common stocks traded on the world's emerging markets - had a total return of 25.55% for the year ended December 31, 2004.(2)

INVESTMENT ENVIRONMENT

- The emerging markets generally posted strong showings in 2004, although results varied significantly by region. For example, Latin America fared very well, as the resource-rich region benefited from surging oil prices and strong demand for basic materials. Asia, in contrast, fared less well, as recession in key countries and China's decision to slow it's economy raised concerns over near-term demand.

- After the end of the period, a major tsunami struck South Asia. Apart from the tragic human loss across the region, the economic impact varied from country to country. Indonesia was very hard-hit in an area that accounts for just 2% of GDP. The impact on India was limited to remote areas, where, management believes, the economic impact is likely to be far less severe than the human toll.

MANAGEMENT DISCUSSION

- In a volatile environment, the Portfolio's investment mix represented a broad range of emerging markets. At December 31, 2004, the Portfolio's largest regional weighting was in Asia, followed by Latin America, Eastern Europe and Africa. From an industry standpoint, the Portfolio's largest weightings at December 31, 2004 were banks and money services, telephone - integrated, automotive, steel and chemicals.

- Energy-related stocks were among the Portfolio's strongest performers during the year. The companies were boosted by the sharp rise in crude oil and natural gas prices during the year - magnified by concerns over Middle East supply and strong worldwide demand. Those trends especially benefited some of the Portfolio's investments in Russian oil and natural gas exploration and energy services companies.

- The Portfolio also enjoyed good performances from some of its integrated telephone company investments, an area where management increased its holdings significantly. Wireless service providers have seen very strong subscriber growth, especially in Asia, and have benefited incrementally from the growth in new phone services and applications.

- Steel companies were among the Portfolio's best performers. Brazil's steel producers, in particular, have benefited from strong demand for value-added steel products. Companies with customers in energy exploration saw strong growth in orders for pipelines and casings used in the oil and gas industries.

- The Fund modestly lagged its benchmark during the year, primarily because of the relative underperformance of its Asian investments. For example, South Korea - the Portfolio's largest country weighting - suffered from surging energy costs, weak domestic demand and slowing exports. Korea's exports were hard-hit by the weak U.S. dollar and by the decision of China - its largest export customer - to attempt to moderate its economic growth.

- Bank stocks and consumer stocks also turned in mixed performances. Banks and financial services companies were impacted by a global trend toward higher interest rates, while consumers in emerging markets saw buying power eroded by rising inflation and higher borrowing costs.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE OR OFFERING PRICE (AS APPLICABLE) WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. THE FUND'S PERFORMANCE DURING CERTAIN PERIODS REFLECTS THE STRONG STOCK MARKET PERFORMANCE AND/OR THE STRONG PERFORMANCE OF STOCKS HELD DURING THOSE PERIODS. THIS PERFORMANCE IS NOT TYPICAL AND MAY NOT BE REPEATED. FOR PERFORMANCE AS OF THE MOST RECENT MONTH-END, PLEASE REFER TO www.eatonvance.com.

THE VIEWS EXPRESSED THROUGHOUT THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGER AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND THE INVESTMENT ADVISER DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

(1) THESE RETURNS DO NOT INCLUDE THE 5.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE(CDSC)FOR CLASS B SHARES. IF SALES CHARGES WERE DEDUCTED, RETURNS WOULD BE LOWER. CLASS A SHARES ARE SUBJECT TO A 1% REDEMPTION FEE IF REDEEMED OR EXCHANGED WITHIN THREE MONTHS OF SETTLEMENT OF PURCHASE.

(2) IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. THE INDEX'S TOTAL RETURN DOES NOT REFLECT COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX.

     FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

FUND PERFORMANCE

The line graph and table set forth below provide information about the Fund's performance. The line graph compares the performance of Class B of the Fund with that of the Morgan Stanley Capital International Emerging Markets Free Index, a broad-based, unmanaged market index of common stocks traded on the world's emerging markets. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in Class B of the Fund and the Morgan Stanley Capital International Emerging Markets Free Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

  PERFORMANCE(1)                                  CLASS A     CLASS B
  -------------------------------------------------------------------
  Average Annual Total Returns
  (at net asset value)
  One Year                                          23.84%      23.23%
  Five Years                                         7.24        6.59
  Ten Years                                          8.33        7.68
  Life of Fund+                                      8.21        7.57

  SEC Average Annual Total Returns
  (including sales charge or applicable CDSC)
  One Year                                          16.69%      18.23%
  Five Years                                         5.97        6.28
  Ten Years                                          7.69        7.68
  Life of Fund+                                      7.58        7.57

  + Inception dates: Class A: 12/8/94; Class B: 11/30/94

(1) AVERAGE ANNUAL TOTAL RETURNS DO NOT INCLUDE THE 5.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES
     CHARGE (CDSC) FOR CLASS B SHARES. IF SALES CHARGES WERE DEDUCTED, RETURNS WOULD BE LOWER. SEC AVERAGE ANNUAL TOTAL RETURNS FOR CLASS A REFLECT THE MAXIMUM 5.75% SALES CHARGE. SEC RETURNS FOR CLASS B SHARES REFLECT THE APPLICABLE CDSC BASED ON THE FOLLOWING SCHEDULE: 5% - 1ST AND 2ND YEARS; 4%
     - 3RD YEAR; 3% - 4TH YEAR; 2% - 5TH YEAR; 1% - 6TH YEAR. CLASS A SHARES ARE SUBJECT TO A 1% REDEMPTION FEE IF REDEEMED OR EXCHANGED WITHIN THREE MONTHS OF SETTLEMENT OF PURCHASE.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE OR OFFERING PRICE (AS APPLICABLE) WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. THE FUND'S PERFORMANCE DURING CERTAIN PERIODS REFLECTS THE STRONG STOCK MARKET PERFORMANCE AND/OR THE STRONG PERFORMANCE OF STOCKS HELD DURING THOSE PERIODS. THIS PERFORMANCE IS NOT TYPICAL AND MAY NOT BE REPEATED. FOR PERFORMANCE AS OF THE MOST RECENT MONTH-END, PLEASE REFER TO www.eatonvance.com.

REGIONAL WEIGHTINGS(2)

By Net Assets

Asia                  51.2%
Latin America         15.3%
Eastern Europe        14.9%
Africa                 9.6%

(2) As of December 31, 2004. Regional Weightings are subject to change due to active management.

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE EMERGING MARKETS FUND CLASS B VS. THE MORGAN STANLEY CAPITAL INTERNATIONAL EMERGING MARKETS FREE INDEX*

DECEMBER 31, 1994 - DECEMBER 31, 2004

                   EATON VANCE EMERGING MARKETS FUND- CLASS B
                               Inception: 11/30/94

                FUND                  EMERGING
              VALUE AT              MARKETS FREE
   DATE         NAV       INDEX* RD THE NOTE AT THE BOTTUM
----------------------------------------------------------
12/31/1994      10,000                              10,000
 1/31/1995       9,629                               8,936
 2/28/1995       9,699                               8,707
 3/31/1995       9,679                               8,762
 4/30/1995       9,859                               9,155
 5/31/1995      10,482                               9,642
 6/30/1995      10,492                               9,671
 7/31/1995      10,653                               9,888
 8/31/1995      10,522                               9,655
 9/30/1995      10,452                               9,609
10/31/1995      10,141                               9,241
11/30/1995       9,749                               9,077
12/31/1995      10,090                               9,479
 1/31/1996      11,064                              10,153
 2/29/1996      11,466                               9,991
 3/31/1996      11,175                              10,069
 4/30/1996      11,938                              10,472
 5/31/1996      12,600                              10,425
 6/30/1996      12,631                              10,490
 7/31/1996      11,787                               9,773
 8/31/1996      12,159                              10,023
 9/30/1996      12,410                              10,110
10/31/1996      12,319                               9,841
11/30/1996      12,711                              10,005
12/31/1996      12,955                              10,051
 1/31/1997      14,086                              10,736
 2/28/1997      14,758                              11,196
 3/31/1997      14,381                              10,902
 4/30/1997      14,463                              10,921
 5/31/1997      14,972                              11,234
 6/30/1997      15,858                              11,835
 7/31/1997      16,072                              12,012
 8/31/1997      14,310                              10,483
 9/30/1997      14,850                              10,774
10/31/1997      12,874                               9,006
11/30/1997      12,456                               8,677
12/31/1997      12,504                               8,886
 1/31/1998      11,622                               8,189
 2/28/1998      13,081                               9,044
 3/31/1998      13,386                               9,437
 4/30/1998      13,470                               9,334
 5/31/1998      11,349                               8,055
 6/30/1998      10,100                               7,210
 7/31/1998      10,415                               7,438
 8/31/1998       7,444                               5,288
 9/30/1998       7,475                               5,623
10/31/1998       7,622                               6,215
11/30/1998       8,388                               6,732
12/31/1998       8,388                               6,635    GROSS
 1/31/1999       8,157                               6,535     NET
 2/28/1999       8,115                               6,598
 3/31/1999       8,724                               7,470
 4/30/1999      10,047                               8,393
 5/31/1999       9,879                               8,284
 6/30/1999      11,066                               9,290
 7/31/1999      10,436                               9,031
 8/31/1999      10,583                               9,117
 9/30/1999      10,110                               8,805
10/31/1999      10,803                               8,991
11/30/1999      12,609                               9,798
12/31/1999      15,234                              11,047
 1/31/2000      14,814                              11,108
 2/29/2000      15,423                              11,258
 3/31/2000      15,968                              11,319
 4/30/2000      14,047                              10,247
 5/31/2000      13,428                               9,817
 6/30/2000      14,205                              10,147
 7/31/2000      13,659                               9,622
 8/31/2000      14,079                               9,662
 9/30/2000      12,829                               8,818
10/31/2000      12,010                               8,178
11/30/2000      10,730                               7,462
12/31/2000      11,265                               7,641
 1/31/2001      12,252                               8,692
 2/28/2001      11,633                               8,011
 3/31/2001      10,740                               7,221
 4/30/2001      11,192                               7,576
 5/31/2001      11,801                               7,664
 6/30/2001      11,465                               7,504
 7/31/2001      10,698                               7,027
 8/31/2001      10,782                               6,956
 9/30/2001       9,396                               5,879
10/31/2001       9,627                               6,243
11/30/2001      10,583                               6,894
12/31/2001      11,139                               7,441
 1/31/2002      11,633                               7,692
 2/28/2002      12,147                               7,817
 3/31/2002      12,724                               8,286
 4/30/2002      13,239                               8,338
 5/31/2002      13,207                               8,203
 6/30/2002      12,556                               7,585
 7/31/2002      11,801                               7,006
 8/31/2002      11,811                               7,113
 9/30/2002      11,150                               6,345
10/31/2002      11,339                               6,757
11/30/2002      11,570                               7,222
12/31/2002      11,717                               6,982
 1/31/2003      11,664                               6,951
 2/28/2003      11,496                               6,756
 3/31/2003      11,097                               6,563
 4/30/2003      11,843                               7,147
 5/31/2003      12,798                               7,658
 6/30/2003      13,155                               8,092
 7/31/2003      13,333                               8,595
 8/31/2003      14,310                               9,170
 9/30/2003      14,530                               9,237
10/31/2003      15,517                              10,023
11/30/2003      15,570                              10,145
12/31/2003      17,008                              10,879
 1/31/2004      17,291                              11,259
 2/29/2004      17,932                              11,775
 3/31/2004      18,005                              11,922
 4/30/2004      16,451                              10,946
 5/31/2004      16,231                              10,798
 6/30/2004      16,346                              10,774
 7/31/2004      16,441                              10,576
 8/31/2004      16,903                              11,015
 9/30/2004      18,236                              11,650
10/31/2004      18,614                              11,929
11/30/2004      20,315                              13,033
12/31/2004      20,959                              13,659

*For the period from 11/30/94 -12/31/98, the MSCI Index data was calculated using gross dividends, without consideration for taxes; from 12/31/98-12/31/03, the Index data was calculated using dividends net of taxes.
The calculation of dividends net of taxes was first available on 12/31/98. The Index line on the chart reflects that adjustment.


*  SOURCES: THOMSON FINANCIAL; LIPPER INC.

   A $10,000 HYPOTHETICAL INVESTMENT AT NET ASSET VALUE IN CLASS A OVER THE SAME PERIOD WOULD HAVE BEEN VALUED AT $22,267 ON DECEMBER 31, 2004. A $10,000 HYPOTHETICAL INVESTMENT IN CLASS A AT THE MAXIMUM OFFERING PRICE WOULD HAVE BEEN VALUED AT $20,981. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. THE INDEX'S TOTAL RETURN DOES NOT REFLECT COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX.

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 - December 31, 2004).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                        EATON VANCE EMERGING MARKETS FUND

                           BEGINNING ACCOUNT VALUE     ENDING ACCOUNT VALUE     EXPENSES PAID DURING PERIOD*
                                   (7/1/04)                 (12/31/04)               (7/1/04 - 12/31/04)
     -------------------------------------------------------------------------------------------------------
     Actual
     Class A                    $   1,000.00              $   1,285.40                    $   15.11
     Class B                    $   1,000.00              $   1,282.20                    $   17.96

     Hypothetical
     (5% return per year before expenses)
     Class A                    $   1,000.00              $   1,011.90                    $   13.30
     Class B                    $   1,000.00              $   1,009.40                    $   15.81

     * Expenses are equal to the Fund's annualized expense ratio of 2.63% for Class A shares and 3.13% for Class B shares multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2004. The Example reflects the expenses of both the Fund and the Portfolio.

EATON VANCE EMERGING MARKETS FUND as of December 31, 2004

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2004

ASSETS

Investment in Emerging Markets Portfolio, at value
   (identified cost, $42,441,816)                                        $    58,543,057
Receivable for Fund shares sold                                                  197,400
----------------------------------------------------------------------------------------
TOTAL ASSETS                                                             $    58,740,457
----------------------------------------------------------------------------------------

LIABILITIES

Payable for Fund shares redeemed                                         $       146,748
Payable to affiliate for distribution and service fees                               133
Payable to affiliate for Trustees' fees                                               33
Accrued expenses                                                                  27,012
----------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                        $       173,926
----------------------------------------------------------------------------------------
NET ASSETS                                                               $    58,566,531
----------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Paid-in capital                                                          $    41,719,804
Accumulated undistributed net realized gain from Portfolio (computed
   on the basis of identified cost)                                              800,031
Accumulated net investment loss                                                  (54,545)
Net unrealized appreciation from Portfolio (computed on the basis of
   identified cost)                                                           16,101,241
----------------------------------------------------------------------------------------
TOTAL                                                                    $    58,566,531
----------------------------------------------------------------------------------------

CLASS A SHARES

NET ASSETS                                                               $    43,420,280
SHARES OUTSTANDING                                                             2,167,083
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding)     $         20.04
MAXIMUM OFFERING PRICE PER SHARE
   (100 DIVIDED BY 94.25 of $20.04)                                      $         21.26
----------------------------------------------------------------------------------------

CLASS B SHARES

NET ASSETS                                                               $    15,146,251
SHARES OUTSTANDING                                                               785,233
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding)     $         19.29
----------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 2004

INVESTMENT INCOME

Dividends allocated from Portfolio (net of foreign taxes, $159,409)      $     1,113,448
Interest allocated from Portfolio                                                 15,544
Expenses allocated from Portfolio                                               (632,905)
----------------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO                                     $       496,087
----------------------------------------------------------------------------------------

EXPENSES

Management fee                                                           $       106,391
Trustees' fees and expenses                                                          142
Distribution and service fees
   Class A                                                                       154,824
   Class B                                                                       115,919
Transfer and dividend disbursing agent fees                                       89,800
Registration fees                                                                 41,157
Legal and accounting services                                                     16,476
Printing and postage                                                              15,343
Custodian fee                                                                     11,998
Miscellaneous                                                                      6,584
----------------------------------------------------------------------------------------
TOTAL EXPENSES                                                           $       558,634
----------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                      $       (62,547)
----------------------------------------------------------------------------------------

REALIZED AND UNREALIZED
GAIN (LOSS) FROM PORTFOLIO

Net realized gain (loss) --
   Investment transactions (identified cost basis)                       $     4,633,133
   Foreign currency transactions                                                 (47,325)
----------------------------------------------------------------------------------------
NET REALIZED GAIN                                                        $     4,585,808
----------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                   $     5,403,273
   Foreign currency                                                                4,375
----------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                     $     5,407,648
----------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                         $     9,993,456
----------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                               $     9,930,909
----------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                     YEAR ENDED           YEAR ENDED
                                                     DECEMBER 31, 2004    DECEMBER 31, 2003
-------------------------------------------------------------------------------------------
INCREASE (DECREASE)
IN NET ASSETS

From operations --
   Net investment loss                               $         (62,547)   $         (21,456)
   Net realized gain from investment
      and foreign currency transactions                      4,585,808            1,467,470
   Net change in unrealized appreciation
      (depreciation) from investments
      and foreign currency                                   5,407,648            8,541,366
-------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS           $       9,930,909    $       9,987,380
-------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                                        $        (265,345)   $              --
      Class B                                                  (23,812)                  --
   From net realized gain
      Class A                                               (1,315,005)                  --
      Class B                                                 (471,321)                  --
-------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                  $      (2,075,483)   $              --
-------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      CLASS A                                        $      20,585,663    $      15,947,081
      Class B                                                5,709,736            3,519,853
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                                1,395,195                   --
      Class B                                                  389,935                   --
   Cost of shares redeemed
      Class A                                              (10,630,566)          (8,312,174)
      Class B                                               (2,956,506)          (2,199,113)
   Net asset value of shares exchanged
      Class A                                                1,542,400                   --
      Class B                                               (1,542,400)                  --
   Redemption Fees*                                              4,193               18,189
-------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                                $      14,497,650    $       8,973,836
-------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                           $      22,353,076    $      18,961,216
-------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                 $      36,213,455    $      17,252,239
-------------------------------------------------------------------------------------------
AT END OF YEAR                                       $      58,566,531    $      36,213,455
-------------------------------------------------------------------------------------------

ACCUMULATED NET
INVESTMENT LOSS INCLUDED
IN NET ASSETS

At end of year                                       $         (54,545)   $         (92,346)
-------------------------------------------------------------------------------------------

* Certain prior year amounts have been reclassified to conform to the current year presentation.

                        See notes to financial statements

EATON VANCE EMERGING MARKETS FUND as of December 31, 2004

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                                                           CLASS A
                                                          ------------------------------------------------------------------------
                                                                                    YEAR ENDED DECEMBER 31,
                                                          ------------------------------------------------------------------------
                                                             2004              2003          2002           2001           2000
----------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                      $   16.810        $   11.510    $   10.850     $   10.930     $   14.680
----------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income (loss)                              $       --(3)     $    0.002    $   (0.079)    $   (0.048)    $   (0.268)
Net realized and unrealized gain (loss)                        3.989             5.282         0.723         (0.032)        (3.482)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                       $    3.989        $    5.284    $    0.644     $   (0.080)    $   (3.750)
----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                                $   (0.130)       $       --    $       --     $       --     $       --
From net realized gain                                        (0.631)               --            --             --             --
----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                       $   (0.761)       $       --    $       --     $       --     $       --
----------------------------------------------------------------------------------------------------------------------------------

REDEMPTION FEES                                           $    0.002        $    0.016    $    0.016     $       --     $       --
----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                            $   20.040        $   16.810    $   11.510     $   10.850     $   10.930
----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(1)                                                23.84%            46.05%         6.08%         (0.73)%       (25.54)%
----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA+

Net assets, end of year (000's omitted)                   $   43,420        $   24,744    $   10,343     $    4,136     $    3,511
Ratios (As a percentage of average daily net assets):
   Net expenses(2)                                              2.66%             2.86%         2.95%          3.23%          3.26%
   Net expenses after custodian fee reduction(2)                2.66%             2.86%         2.95%          2.95%          2.92%
   Net investment income (loss)                                 0.00%(4)          0.07%        (0.99)%        (0.46)%        (2.12)%
Portfolio Turnover of the Portfolio                               43%               58%           76%           125%            65%
----------------------------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Fund and the
   Portfolio may reflect a reduction of the
   investment adviser fee and/or administration fee,
   an allocation of expenses to the Investment
   Adviser and/or Manager, or both. Had such actions
   not been taken, the ratios and net investment
   income (loss) per share would have been as
   follows:
Ratios (As a percentage of average daily net assets):
   Expenses(2)                                                                    2.89%         3.44%          3.59%          3.35%
   Expenses after custodian fee reduction(2)                                      2.89%         3.44%          3.31%          3.01%
   Net investment income (loss)                                                   0.04%        (1.48)%        (0.82)%        (2.21)%
Net investment income (loss) per share                                      $    0.001    $   (0.118)    $   (0.086)    $   (0.279)
----------------------------------------------------------------------------------------------------------------------------------

(1) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total return would have been lower had certain expenses not been reduced during the periods shown.
(2)  Includes the Fund's share of the Portfolio's allocated expenses.
(3)  Amount represents less than ($0.0005) per share.
(4)  Amount represents less than (0.005%).

                        See notes to financial statements

                                                                                           CLASS B
                                                          ------------------------------------------------------------------------
                                                                                    YEAR ENDED DECEMBER 31,
                                                          ------------------------------------------------------------------------
                                                             2004              2003          2002           2001           2000
----------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                      $   16.200        $   11.160    $   10.610     $   10.730     $   14.510
----------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment loss                                       $   (0.090)       $   (0.042)   $   (0.143)    $   (0.129)    $   (0.347)
Net realized and unrealized gain (loss)                        3.842             5.082         0.693          0.009         (3.433)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                       $    3.752        $    5.040    $    0.550     $   (0.120)    $   (3.780)
----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                                $   (0.032)       $       --    $       --     $       --     $       --
From net realized gain                                        (0.631)               --            --             --             --
----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                       $   (0.663)       $       --    $       --     $       --     $       --
----------------------------------------------------------------------------------------------------------------------------------

REDEMPTION FEES                                           $    0.001        $       --    $       --     $       --     $       --
----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                            $   19.290        $   16.200    $   11.160     $   10.610     $   10.730
----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(1)                                                23.23%            45.16%         5.18%         (1.12)%       (26.05)%
----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA+

Net assets, end of year (000's omitted)                   $   15,146        $   11,469    $    6,909     $    4,605     $    5,590
Ratios (As a percentage of average daily net assets):
   Net expenses(2)                                              3.16%             3.36%         3.45%          3.73%          3.75%
   Net expenses after custodian fee reduction(2)                3.16%             3.36%         3.45%          3.45%          3.41%
   Net investment loss                                         (0.53)%           (0.41)%       (1.48)%        (0.97)%        (2.60)%
Portfolio Turnover of the Portfolio                               43%               58%           76%           125%            65%
----------------------------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Fund and the
   Portfolio may reflect a reduction of the
   investment adviser fee and/or administration fee,
   an allocation of expenses to the Investment
   Adviser and/or Manager, or both. Had such actions
   not been taken, the ratios and net investment loss
   per share would have been as follows:
Ratios (As a percentage of average daily net assets):
   Expenses(2)                                                                    3.39%         3.97%          4.09%          3.84%
   Expenses after custodian fee reduction(2)                                      3.39%         3.97%          3.81%          3.50%
   Net investment loss                                                           (0.44)%       (2.00)%        (1.33)%        (2.69)%
Net investment loss per share                                               $   (0.045)   $   (0.193)    $   (0.177)    $   (0.359)
----------------------------------------------------------------------------------------------------------------------------------

(1) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total return would have been lower had certain expenses not been reduced during the periods shown.
(2)  Includes the Fund's share of the Portfolio's allocated expenses.

                        See notes to financial statements

EATON VANCE EMERGING MARKETS FUND as of December 31, 2004
NOTES TO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES

   Eaton Vance Emerging Markets Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at the time of purchase. Class B shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). The Trustees have adopted a conversion feature pursuant to which Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in Emerging Markets Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.9% at December 31, 2004). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

   B INCOME -- The Fund's net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

   C EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations. For the year ended December 31, 2004, no credits were used to reduce the Fund's custodian fee.

   D FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its net investment income, and any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund had net capital losses of $88,875 attributable to foreign currency transactions incurred after October 31, 2004. These capital losses are treated as arising on the first day of the Fund's taxable year ending December 31, 2005.

   In addition to the requirements of the Internal Revenue Code, the Fund may also be required to recognize their pro-rata share of the capital gains taxes incurred by the Portfolio. In doing so, the daily net asset value would reflect the Fund's pro-rata share of the estimated reserve for such taxes incurred by the Portfolio.

   E EXPENSES -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

   F INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

   G REDEMPTION FEES -- Upon the redemption or exchange of shares held by Class A shareholders for less than three months, a fee of 1% of the current net asset value of the shares will be assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in-capital.

   H USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2  DISTRIBUTIONS TO SHAREHOLDERS

   It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of the net investment income allocated to the Fund by the Portfolio, less the Fund's direct and allocated expenses and to distribute at least annually all or substantially all of the net realized capital gains (reduced by any available capital loss carryforwards from prior years) allocated by the Portfolio to the Fund, if any. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in shares of the Fund at the per share net asset value as of the close of business on the ex-dividend date. Distributions are paid in the form of additional shares of the same class of the Fund, or at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting are reclassified to paid-in capital.

   The tax character of distributions paid for the years ended December 31, 2004 and December 31, 2003 was as follows:

                                              YEAR ENDED DECEMBER 31,
                                            ---------------------------
                                                2004           2003
   --------------------------------------------------------------------
   Distributions declared from:
   Ordinary income                          $    289,157             --
   Long-term capital gain                   $  1,786,326             --

   During the year ended December 31, 2004, accumulated net investment loss was decreased by $389,505, and undistributed net realized gain was decreased by $389,505 primarily due to differences between book and tax accounting for foreign currency gain/loss, foreign capital gains taxes and passive foreign investment companies. This change had no effect on the net assets or the net asset value per share.

   As of December 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

   Undistributed income                  $        34,330
   Undistributed capital gains           $       686,592
   Other temporary differences           $       (88,875)
   Unrealized gain                       $    16,214,680

3  SHARES OF BENEFICIAL INTEREST

   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                                           YEAR ENDED DECEMBER 31,
                                                        ----------------------------
   CLASS A                                                  2004            2003
   ---------------------------------------------------------------------------------
   Sales                                                   1,158,774       1,219,073
   Issued to shareholders electing to receive
      payments of distributions in Fund shares                70,978              --
   Redemptions                                              (622,792)       (645,772)
   Exchange from Class B shares                               88,039              --
   ---------------------------------------------------------------------------------
   NET INCREASE                                              694,999         573,301
   ---------------------------------------------------------------------------------

                                                           YEAR ENDED DECEMBER 31,
                                                        ----------------------------
   CLASS B                                                  2004            2003
   ---------------------------------------------------------------------------------
   Sales                                                     327,500         262,868
   Issued to shareholders electing to receive
      payments of distributions in Fund shares                20,523              --
   Redemptions                                              (179,118)       (173,914)
   Exchange to Class A shares                                (91,437)             --
   ---------------------------------------------------------------------------------
   NET INCREASE                                               77,468          88,954
   ---------------------------------------------------------------------------------

   For the years ended December 31, 2004 and 2003, the Fund received $4,193 and $18,189 respectively, in redemption fees on Class A shares.

4  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The management fee is earned by Eaton Vance Management (EVM) (the Manager) as compensation for management and administration of the Fund. EVM earns a monthly fee in the amount of 1/48th of 1% (0.25% annually) of the average daily net assets of the Fund up to

   $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended December 31, 2004, the fee was equivalent to 0.25% of the Fund's average daily net assets for such period and amounted to $106,391. Except as to Trustees of the Fund who are not members of EVM's and Lloyd George Management (Bermuda) Limited's (LGM) (the Adviser) organization, officers and Trustees receive remuneration for their services to the Fund out of such management fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations. In addition, investment adviser and administrative fees are paid by the Portfolio to LGM and to EVM and its affiliates. See Note 2 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the year ended December 31, 2004, EVM earned $6,477 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $25,949 as its portion of the sales charge on sales of Class A shares for the year ended December 31, 2004.

5  DISTRIBUTION PLANS

   The Fund has in effect distribution plans for Class A (Class A Plan) and for Class B (Class B Plan), (collectively, the Plans) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plans require the Fund to pay the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD) an amount equal to (a) 0.50% of that portion of the Fund's average daily net assets attributable to Class A shares which have remained outstanding for less than one year and (b) 0.25% of that portion of the Fund's average daily net assets attributable to Class A shares which have remained outstanding for more than one year and an amount equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments attributable to Class B shares during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% of the aggregate amount received by the Fund for the Class B shares sold plus, (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD, reduced by the aggregate amount of the contingent deferred sales charge (see Note 6) and daily amounts theretofore paid to EVD. The Fund paid or accrued $114,741 and $86,939 for Class A and Class B shares, respectively, to EVD for the year ended December 31, 2004, representing 0.37% and 0.75% of average daily net assets for Class A and Class B shares, respectively. At December 31, 2004, the amount of Uncovered Distribution Charges of EVD calculated under the Plan was approximately $363,000 for Class B shares.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% per annum of the Fund's average daily net assets attributable to Class A shares which have remained outstanding for more than one year and 0.25% per annum of the Fund's average daily net assets attributable to Class B shares. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. The Fund paid or accrued service fees to EVD for the year ended December 31, 2004 in the amounts of $40,083 and $28,980 for Class A and Class B shares, respectively.

   Certain officers and Trustees of the Fund are officers of the above organization.

6  CONTINGENT DEFERRED SALES CHARGE

   A contingent deferred sales charge (CDSC) generally is imposed on any redemption of Class B shares made within six years of purchase. Class A shares may be subject to a 1% CDSC if redeemed within one year of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the first and second year of redemption after purchase, declining one percentage point each subsequent year. No CDSC is levied on shares which have been sold to EVD or its affiliates or to their respective employees or clients and may be waived under other certain limited conditions. CDSC's received on Class B redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Class B Distribution Plan. CDSC's received on Class B redemptions when no Uncovered Distribution Charges exist will be retained by the Fund. EVD received approximately $400 and $29,000 of CDSC paid by shareholders for Class A and Class B shares, respectively, for the year ended December 31, 2004.

7  INVESTMENT TRANSACTIONS

   Increases and decreases in the Fund's investment in the Portfolio aggregated $26,310,991 and $14,423,217, respectively, for the year ended December 31, 2004.

EATON VANCE EMERGING MARKETS FUND as of December 31, 2004

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE TRUSTEES OF EATON VANCE SPECIAL INVESTMENT TRUST AND SHAREHOLDERS OF EATON VANCE EMERGING MARKETS FUND:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Emerging Markets Fund (the Fund) (one of the series constituting Eaton Vance Special Investment Trust) as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Eaton Vance Emerging Markets Fund as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 18, 2005

EATON VANCE EMERGING MARKETS FUND as of December 31, 2004

FEDERAL TAX INFORMATION (UNAUDITED)

The Form 1099-DIV you receive in January 2005 will show the tax status of all distributions paid to your account in calendar 2004. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code regulations, shareholders must be notified within 60 days of the Fund's fiscal year end regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations, the foreign tax credit and capital gains dividends.

QUALIFIED DIVIDEND INCOME. The Fund designates approximately $748,527 or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

DIVIDENDS RECEIVED DEDUCTION. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund's dividend distribution that qualified under tax law. For the Fund's fiscal 2004 ordinary income dividends, 0.00% qualified for the corporate dividends received deduction.

FOREIGN TAX CREDIT. The Fund paid foreign taxes of $159,409 and recognized foreign source income of $1,272,857.

CAPITAL GAINS DIVIDENDS. The Fund designates $1,786,326 as a capital gain dividend.

EMERGING MARKETS PORTFOLIO as of December 31, 2004

PORTFOLIO OF INVESTMENTS

SECURITY                                                            SHARES          VALUE
------------------------------------------------------------------------------------------------------
COMMON STOCKS -- 86.5%

AUTOMOTIVE -- 5.0%

Hyundai Mobis(1)                                                           21,650   $        1,366,219
Tata Motors, Ltd. ADR(1)                                                  130,132            1,551,173
------------------------------------------------------------------------------------------------------
                                                                                    $        2,917,392
------------------------------------------------------------------------------------------------------

BANKS AND MONEY SERVICES -- 21.5%

Bank Mandiri                                                            8,634,500   $        1,795,843
Grupo Financiero Banorte DA de CV                                         247,750            1,560,245
Hansabank, Ltd.                                                           164,000            2,142,818
Kookmin Bank(1)                                                            27,390            1,071,708
Public Bank Berhad                                                        525,100            1,049,554
Standard Bank Group, Ltd.                                                 207,161            2,419,560
Taishin Financial Holdings Co., Ltd.                                    1,176,251            1,105,907
Turkiye IS Bankasi                                                    256,887,000            1,419,213
------------------------------------------------------------------------------------------------------
                                                                                    $       12,564,848
------------------------------------------------------------------------------------------------------

CEMENT -- 2.3%

Siam Cement, Public Company, Ltd.                                         186,000   $        1,321,390
------------------------------------------------------------------------------------------------------
                                                                                    $        1,321,390
------------------------------------------------------------------------------------------------------

CHEMICALS -- 4.4%

Nan Ya Plastics Corp.                                                     690,900   $        1,059,378
Reliance Industries, Ltd. GDR(2)                                           58,150            1,489,803
------------------------------------------------------------------------------------------------------
                                                                                    $        2,549,181
------------------------------------------------------------------------------------------------------

DIVERSIFIED OPERATIONS -- 1.9%

Sime Darby Berhad                                                         706,100   $        1,114,895
------------------------------------------------------------------------------------------------------
                                                                                    $        1,114,895
------------------------------------------------------------------------------------------------------

ELECTRIC-INTEGRATED -- 1.9%

Malakoff Berhad                                                           575,000   $        1,087,932
------------------------------------------------------------------------------------------------------
                                                                                    $        1,087,932
------------------------------------------------------------------------------------------------------

ENGINEERING AND CONSTRUCTION -- 2.3%

Daelim Industrial Co.(1)                                                   25,700   $        1,331,272
------------------------------------------------------------------------------------------------------
                                                                                    $        1,331,272
------------------------------------------------------------------------------------------------------

HOME FURNISHINGS -- 2.7%

Steinhoff International Holdings, Ltd.                                    715,862   $        1,601,040
------------------------------------------------------------------------------------------------------
                                                                                    $        1,601,040
------------------------------------------------------------------------------------------------------

INSURANCE -- 4.2%

China Insurance International Holdings Co., Ltd.                        2,596,000   $        1,069,654
Samsung Fire & Marine Insurance Co., Ltd.                                  17,450            1,366,724
------------------------------------------------------------------------------------------------------
                                                                                    $        2,436,378
------------------------------------------------------------------------------------------------------

LEISURE AND TOURISM -- 1.8%

Genting Berhad                                                            206,200   $        1,029,943
------------------------------------------------------------------------------------------------------
                                                                                    $        1,029,943
------------------------------------------------------------------------------------------------------

MINING -- 2.7%

AngloGold Ashanti, Ltd.                                                    44,000   $        1,583,281
------------------------------------------------------------------------------------------------------
                                                                                    $        1,583,281
------------------------------------------------------------------------------------------------------

OFFICE AUTOMATION AND EQUIPMENT -- 1.7%

Sindo Ricoh Co.(1)                                                         15,680   $          996,493
------------------------------------------------------------------------------------------------------
                                                                                    $          996,493
------------------------------------------------------------------------------------------------------

OIL AND GAS-EQUIPMENT AND SERVICES -- 2.1%

Lukoil Oil., ADR                                                           10,326   $        1,253,576
------------------------------------------------------------------------------------------------------
                                                                                    $        1,253,576
------------------------------------------------------------------------------------------------------

OIL COMPANIES-EXPLORATION & PRODUCTION -- 4.0%

CNOOC, Ltd.                                                             2,766,000   $        1,481,083
OAO Gazprom ADR                                                            24,000              852,000
------------------------------------------------------------------------------------------------------
                                                                                    $        2,333,083
------------------------------------------------------------------------------------------------------

OIL COMPANIES-INTEGRATED -- 4.0%

China Petroleum and Chemical Corp.                                      3,526,000   $        1,442,938
PTT PCL                                                                   208,000              926,229
------------------------------------------------------------------------------------------------------
                                                                                    $        2,369,167
------------------------------------------------------------------------------------------------------

PAPER PRODUCTS -- 1.6%

Kimberly-Clark de Mexico S.A. de C.V.                                     274,300   $          947,389
------------------------------------------------------------------------------------------------------
                                                                                    $          947,389
------------------------------------------------------------------------------------------------------

PUBLISHING -- 2.7%

Hurriyet Gazetecilik ve Matbaacilik A.S.                              681,640,000   $        1,607,430
------------------------------------------------------------------------------------------------------
                                                                                    $        1,607,430
------------------------------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                                            SHARES          VALUE
------------------------------------------------------------------------------------------------------
RETAIL -- 1.7%

Wal-Mart de Mexico S.A.                                                   290,000   $          996,412
------------------------------------------------------------------------------------------------------
                                                                                    $          996,412
------------------------------------------------------------------------------------------------------

STEEL -- 7.0%

Cia Siderurgica Nacional S.A. ADR                                          60,000   $        1,147,200
POSCO                                                                       9,140            1,644,841
Tenaris SA ADR                                                             27,000            1,320,300
------------------------------------------------------------------------------------------------------
                                                                                    $        4,112,341
------------------------------------------------------------------------------------------------------

TELEPHONE-INTEGRATED -- 8.3%

Chunghwa Telecom Co., Ltd.                                                804,000   $        1,586,879
Mobile Telesystems ADR                                                     10,326            1,430,254
Shin Corp., Public Company, Ltd.                                          921,000              942,336
SK Telecom Co., Ltd. ADR                                                   41,050              913,363
------------------------------------------------------------------------------------------------------
                                                                                    $        4,872,832
------------------------------------------------------------------------------------------------------

TOBACCO -- 2.7%

Companhia Souza Cruz S.A.                                                 119,123   $        1,597,576
------------------------------------------------------------------------------------------------------
                                                                                    $        1,597,576
------------------------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
   (IDENTIFIED COST $34,914,935)                                                    $       50,623,851
------------------------------------------------------------------------------------------------------

PREFERRED STOCKS -- 4.5%

AUTOMOTIVE -- 2.2%

Hyundia Motor Co., Ltd.                                                    42,900   $        1,283,638
------------------------------------------------------------------------------------------------------
                                                                                    $        1,283,638
------------------------------------------------------------------------------------------------------

ELECTRIC-INTEGRATED -- 2.3%

Cia Energetica de Minas Gerais                                         55,056,000   $        1,345,306
------------------------------------------------------------------------------------------------------
                                                                                    $        1,345,306
------------------------------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS
   (IDENTIFIED COST $1,603,533)                                                     $        2,628,944
------------------------------------------------------------------------------------------------------

WARRANTS -- 0.0%

OIL COMPANIES-EXPLORATION & PRODUCTION -- 0.0%

Teton Petroleum Co., Exercise price: $6,
Expiration date: 10/30/05(1)(3)                                            80,000   $                0
------------------------------------------------------------------------------------------------------
                                                                                    $                0
------------------------------------------------------------------------------------------------------

TOTAL WARRANTS
   (IDENTIFIED COST $0)                                                             $                0
------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 91.0%
   (IDENTIFIED COST $36,518,468)                                                    $       53,252,795
------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 9.0%                                              $        5,290,448
------------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                                $       58,543,243
------------------------------------------------------------------------------------------------------

ADR - American Depository Receipt
GDR - Global Depository Receipt.
(1)  Non-income producing security.
(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, the aggregate value of the securities is $1,489,803 or 2.5% of the Portfolio's net assets.
(3) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                        See notes to financial statements

                       Country Concentration of Portfolio

                                 PERCENTAGE
COUNTRY                          OF NET ASSETS    VALUE
---------------------------------------------------------------
Republic of Korea                     17.0%       $   9,974,258
South Africa                           9.6%           5,603,881
Malaysia                               7.3%           4,282,324
Brazil                                 7.0%           4,090,082
Hong Kong                              6.8%           3,993,675
Taiwan                                 6.4%           3,752,164
Russia                                 6.0%           3,535,830
Mexico                                 6.0%           3,504,046
Thailand                               5.4%           3,189,955
India                                  5.2%           3,040,976
Turkey                                 5.2%           3,026,643
Estonia                                3.7%           2,142,818
Indonesia                              3.1%           1,795,843
Argentina                              2.3%           1,320,300

                        See notes to financial statements

EMERGING MARKETS PORTFOLIO as of December 31, 2004

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2004

ASSETS

Investments, at value
   (identified cost, $36,518,468)                                             $    53,252,795
Cash                                                                                5,349,541
Foreign currency, at value (identified cost, $111,591)                                112,221
Interest and dividends receivable                                                      76,662
---------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                  $    58,791,219
---------------------------------------------------------------------------------------------

LIABILITIES

Estimate reserve for capital gains taxes                                      $       228,619
Payable to affiliate for Trustees' fees                                                   330
Accrued expenses                                                                       19,027
---------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                             $       247,976
---------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO                     $    58,543,243
---------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals                       $    41,803,983
Net unrealized appreciation (computed on the basis of identified cost)             16,739,260
---------------------------------------------------------------------------------------------
TOTAL                                                                         $    58,543,243
---------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 2004

INVESTMENT INCOME

Dividends (net of foreign taxes, $159,409)                                    $     1,113,453
Interest                                                                               15,544
---------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                       $     1,128,997
---------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                        $       318,890
Administration fee                                                                    106,345
Trustees' fees and expenses                                                             6,801
Custodian fee                                                                         138,093
Legal and accounting services                                                          59,193
Miscellaneous                                                                           3,601
---------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                $       632,923
---------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                                                 $            17
---------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                                      $            17
---------------------------------------------------------------------------------------------

NET EXPENSES                                                                  $       632,906
---------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                         $       496,091
---------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)                            $     4,633,150
   Foreign currency transactions                                                      (47,325)
---------------------------------------------------------------------------------------------
NET REALIZED GAIN                                                             $     4,585,825
---------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                        $     5,403,290
   Foreign currency                                                                     4,376
---------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                          $     5,407,666
---------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                              $     9,993,491
---------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                    $    10,489,582
---------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                     YEAR ENDED           YEAR ENDED
                                                     DECEMBER 31, 2004    DECEMBER 31, 2003
-------------------------------------------------------------------------------------------
INCREASE (DECREASE)
IN NET ASSETS

From operations --
   Net investment income                             $         496,091    $         316,375
   Net realized gain from investment and
      foreign currency transactions                          4,585,825            1,463,498
   Net change in unrealized appreciation
      (depreciation) from investments and
      foreign currency                                       5,407,666            8,432,394
-------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS           $      10,489,582    $      10,212,267
-------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                     $      26,310,991    $      19,496,054
   Withdrawals                                             (14,423,217)         (13,694,640)
-------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                              $      11,887,774    $       5,801,414
-------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                           $      22,377,356    $      16,013,681
-------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                 $      36,165,887    $      20,152,206
-------------------------------------------------------------------------------------------
AT END OF YEAR                                       $      58,543,243    $      36,165,887
-------------------------------------------------------------------------------------------

                        See notes to financial statements

SUPPLEMENTARY DATA

                                                                                  YEAR ENDED DECEMBER 31,
                                                          ------------------------------------------------------------------
                                                             2004          2003          2002          2001          2000
                                                          ------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+

Ratios (As a percentage of average daily net assets):
   Net expenses                                                 1.49%         1.59%         1.44%         1.93%         1.69%
   Net expenses after custodian fee reduction                   1.49%         1.59%         1.44%         1.69%         1.38%
   Net investment income (loss)                                 1.16%         1.33%         0.57%         0.78%        (0.56)%
   Portfolio Turnover                                             43%           58%           76%          125%           65%
----------------------------------------------------------------------------------------------------------------------------
Total Return(1)                                                25.27%        47.68%         7.30%         1.03%           --
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                   $   58,543    $   36,166    $   20,152    $   13,597    $   14,859
----------------------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Portfolio may
   reflect a reduction of the investment adviser fee
   and/or administration fee, an allocation of
   expenses to the Investment Adviser and/or
   Administrator, or both. Had such actions not been
   taken, the ratios would have been as follows:
Ratios (As a percentage of average daily net assets):
   Expenses                                                                   1.62%         1.88%                       1.76%
   Expenses after custodian fee reduction                                     1.62%         1.88%                       1.45%
   Net investment income (loss)                                               1.30%         0.13%                      (0.63)%
----------------------------------------------------------------------------------------------------------------------------

(1) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

EMERGING MARKETS PORTFOLIO as of December 31, 2004

NOTES TO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES

   Emerging Markets Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on January 18, 1994. The Portfolio's objective is to achieve long-term capital appreciation. The Portfolio seeks to achieve its objective by investing in equity securities (primarily common stocks) of companies located in emerging market countries, which are those considered to be developing. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At December 31, 2004, Eaton Vance Emerging Markets Fund held an approximate 99.9% interest in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the securities held by the Portfolio. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

   B INCOME -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

   C FEDERAL TAXES -- The Portfolio has elected to be treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is individually responsible for the payment of any taxes on its share of such income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

   In addition to the requirements of the Internal Revenue Code, the Portfolio may also be required to pay local taxes on the recognition of capital gains in certain countries. During the year ended December 31, 2004, the Portfolio paid $54,828 in Thailand capital gains taxes pursuant to such requirements.

   In determining the daily net asset value, the Portfolio estimates the reserve for such taxes, if any, associated with investments in certain countries. The estimated reserve for capital gains is based on the net realized appreciation on certain portfolio securities, the related tax rates and other such factors. As of December 31, 2004, the Portfolio had a reserve of $228,619 related to capital gains.

   D EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

   E FOREIGN CURRENCY TRANSLATION -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed.

   F FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

   G INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

   H OTHER -- Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

   I USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Lloyd George Management (Bermuda) Limited (the Adviser) as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Adviser receives a monthly fee of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended December 31, 2004, the adviser fee was 0.75% of average daily net assets and amounted to $318,890. In addition, an administrative fee is earned by Eaton Vance Management (EVM) for managing and administrating the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended December 31, 2004, the administration fee was 0.25% of average daily net assets and amounted to $106,345. Except as to Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  INVESTMENT TRANSACTIONS

   Purchases and sales of investments, other than short-term obligations, aggregated $26,773,905 and $17,450,138, respectively, for the year ended December 31, 2004.

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2004, as computed on a federal income tax basis, were as follows:

   AGGREGATE COST                                            $    36,518,468
   -------------------------------------------------------------------------
   Gross unrealized appreciation                             $    17,109,912
   Gross unrealized depreciation                                    (375,585)
   -------------------------------------------------------------------------
   NET UNREALIZED APPRECIATION                               $    16,734,327
   -------------------------------------------------------------------------

   The net appreciation on foreign currency is $4,933.

5  LINE OF CREDIT

   The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2004.

6  RISKS ASSOCIATED WITH FOREIGN INVESTMENTS

   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

7  FINANCIAL INSTRUMENTS

   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At December 31, 2004, there were no obligations under these financial instruments outstanding.

EMERGING MARKETS PORTFOLIO as of December 31, 2004

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE TRUSTEES AND INVESTORS
OF EMERGING MARKETS PORTFOLIO:

We have audited the accompanying statement of assets and liabilities of Emerging Markets Portfolio (the Portfolio), including the portfolio of investments, as of December 31, 2004, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004 by correspondence with the custodian and brokers, where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Emerging Markets Portfolio as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 18, 2005

EATON VANCE EMERGING MARKETS FUND

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Special Investment Trust (the Trust) and Emerging Markets Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, "EVD" refers to Eaton Vance Distributors, Inc., "LGM" refers to Lloyd George Management (B.V.I.) Limited, "Lloyd George" refers to Lloyd George Investment Management (Bermuda) Limited and "Fox" refers to Fox Asset Management LLC. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter and the Portfolio's placement agent and a wholly-owned subsidiary of EVM. Lloyd George is a wholly-owned subsidiary of LGM. Fox is a majority owned subsidiary of EVC.

                      POSITION(S)                                                            NUMBER OF
                        WITH THE       TERM OF                                              PORTFOLIOS
                       TRUST AND      OFFICE AND                                          IN FUND COMPLEX
      NAME AND            THE         LENGTH OF           PRINCIPAL OCCUPATION(S)           OVERSEEN BY
   DATE OF BIRTH       PORTFOLIO       SERVICE             DURING PAST FIVE YEARS            TRUSTEE(1)     OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE(S)

James B. Hawkes        Trustee of     Trustee of     Chairman, President and Chief              195             Director of EVC
11/9/41                the Trust      the Trust      Executive Officer of BMR, EVC,
                        and the      since 1989;     EVM and EV; Director of EV; Vice
                       Portfolio;    Trustee and     President and Director of EVD.
                          Vice           Vice        Trustee and/or officer of
                       President     President of    195 registered investment
                         of the     the Portfolio    companies in the Eaton Vance Fund
                       Portfolio      since 1994     Complex. Mr. Hawkes is an
                                                     interested person because of his
                                                     positions with BMR, EVM, EVC and
                                                     EV, which are affiliates of the
                                                     Fund and the Portfolio.

Hon. Robert Lloyd     Trustee and     Since 1994     Chief Executive Officer of LGM              5                    None
    George             President                     and Lloyd George. Chairman of
8/13/52                  of the                      LGM. Mr. Lloyd George is an
                       Portfolio                     interested person because of his
                                                     positions with LGM and Lloyd
                                                     George, which are affiliates of
                                                     the Portfolio.

NONINTERESTED TRUSTEE(S)

Edward K.Y. Chen       Trustee of     Since 1994     President of Lingnan University             5             Director of First
1/14/45                   the                        in Hong Kong.                                           Pacific Company, Asia
                       Portfolio                                                                                   Satellite
                                                                                                               Telecommunications
                                                                                                            Holdings Ltd. and Wharf
                                                                                                                Holdings Limited
                                                                                                              (property management
                                                                                                              and communications)

Samuel L. Hayes, III  Chairman of     Trustee of     Jacob H. Schiff Professor of               195           Director of Tiffany &
2/23/35                the Board      the Trust      Investment Banking Emeritus,                                Co. (specialty
                      and Trustee    since 1989;     Harvard University Graduate                             retailer) and Telect,
                                        of the       School of Business Administration.                     Inc. (telecommunication
                                      Portfolio                                                                services company)
                                    since 1994 and
                                     Chairman of
                                      the Board
                                     since 2005

William H. Park         Trustee       Since 2003     President and Chief Executive              195                   None
9/19/47                                              Officer, Prizm Capital
                                                     Management, LLC (investment
                                                     management firm) (since 2002).
                                                     Executive Vice President and
                                                     Chief Financial Officer, United
                                                     Asset Management Corporation (a
                                                     holding company owning
                                                     institutional investment
                                                     management firms) (1982-2001).

Ronald A. Pearlman      Trustee       Since 2003     Professor of Law, Georgetown               195                   None
7/10/40                                              University Law Center (since
                                                     1999). Tax Partner, Covington &
                                                     Burling, Washington, DC
                                                     (1991-2000).

                      POSITION(S)                                                            NUMBER OF
                        WITH THE       TERM OF                                              PORTFOLIOS
                       TRUST AND      OFFICE AND                                          IN FUND COMPLEX
      NAME AND            THE         LENGTH OF           PRINCIPAL OCCUPATION(S)           OVERSEEN BY
   DATE OF BIRTH       PORTFOLIO       SERVICE             DURING PAST FIVE YEARS            TRUSTEE(1)     OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
NONINTERESTED TRUSTEE(S) (CONTINUED)

Norton H. Reamer        Trustee       Trustee of     President, Chief Executive                 195                   None
9/21/35                               the Trust      Officer and a Director of Asset
                                     since 1989;     Management Finance Corp. (a
                                        of the       specialty finance company serving
                                      Portfolio      the investment management
                                      since 1996     industry) (since October 2003).
                                                     President, Unicorn Corporation
                                                     (an investment and financial
                                                     advisory services company) (since
                                                     September 2000). Formerly,
                                                     Chairman and Chief Operating
                                                     Officer, Hellman, Jordan
                                                     Management Co., Inc. (an
                                                     investment management company)
                                                     (2000-2003). Formerly, Advisory
                                                     Director of Berkshire Capital
                                                     Corporation (investment banking
                                                     firm) (2002-2003). Formerly
                                                     Chairman of the Board, United
                                                     Asset Management Corporation (a
                                                     holding company owning
                                                     institutional investment
                                                     management firms) and Chairman,
                                                     President and Director, UAM Funds
                                                     (mutual funds) (1980-2000).

Lynn A. Stout           Trustee       Trustee of     Professor of Law, University of            195                   None
9/14/57                               the Trust      California at Los Angeles School
                                     since 1998;     of Law (since July 2001).
                                        of the       Formerly, Professor of Law,
                                      Portfolio      Georgetown University Law Center.
                                      since 2003

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                                   POSITION(S)             TERM OF
                                    WITH THE             OFFICE AND
          NAME AND                TRUST AND THE           LENGTH OF                        PRINCIPAL OCCUPATION(S)
       DATE OF BIRTH                PORTFOLIO              SERVICE                          DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
Thomas E. Faust Jr.             President of the         Since 2002       Executive Vice President of EVM, BMR, EVC and EV; Chief
5/31/58                               Trust                               Investment Officer of EVM and BMR and Director of EVC.
                                                                          Chief Executive Officer of Belair Capital Fund LLC,
                                                                          Belcrest Capital Fund LLC, Belmar Capital Fund LLC,
                                                                          Belport Capital Fund LLC and Belrose Capital Fund LLC
                                                                          (private investment companies sponsored by EVM). Officer
                                                                          of 59 registered investment companies managed by EVM or
                                                                          BMR.

William Walter                  Vice President of        Since 1994       Director, Finance Director and Chief Operating Officer of
Raleigh Kerr                      the Portfolio                           Lloyd George. Director of LGM. Officer of 4 registered
8/17/50                                                                   investment companies managed by EVM or BMR.

Duke E. Laflamme                Vice President of        Since 2001       Vice President of EVM and BMR. Officer of 11 registered
7/8/69                              the Trust                             investment companies managed by EVM or BMR.

Thomas H. Luster                Vice President of        Since 2002       Vice President of EVM and BMR. Officer of 16 registered
4/8/62                              the Trust                             investment companies managed by EVM or BMR.

George C. Pierides              Vice President of        Since 2004       Senior Managing Director of Fox. Officer of 12 registered
12/26/57                            the Trust                             investment companies managed by EVM or BMR.

Kristin S. Anagnost             Treasurer of the        Since 2002(2)     Assistant Vice President of EVM and BMR. Officer of 106
6/12/65                             Portfolio                             registered investment companies managed by EVM or BMR.

Alan R. Dynner                      Secretary            Since 1997       Vice President, Secretary and Chief Legal Officer of BMR,
10/10/40                                                                  EVM, EVD, EV and EVC. Officer of 195 registered investment companies managed by EVM or BMR.

James L. O'Connor              Treasurer of Trust        Since 1989       Vice President of BMR, EVM and EVD. Officer of
4/1/45                                                                    117 registered investment companies managed by EVM or BMR.

                                   POSITION(S)             TERM OF
                                    WITH THE             OFFICE AND
          NAME AND                TRUST AND THE           LENGTH OF                        PRINCIPAL OCCUPATION(S)
       DATE OF BIRTH                PORTFOLIO              SERVICE                          DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES (CONTINUED)

Paul M. O'Neil                  Chief Compliance         Since 2004       Vice President of EVM and BMR. Officer of 195 registered
7/11/53                              Officer                              investment companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.
(2) Prior to 2002, Ms. Anagnost served as Assistant Treasurer of the Portfolio since 1998.

The SAI for the Fund includes additional information about the Trustee and officers of the Fund and the Portfolio and can be obtained without charge calling 1-800-225-6265.

                       This Page Intentionally Left Blank

                       This Page Intentionally Left Blank

                INVESTMENT ADVISER OF EMERGING MARKETS PORTFOLIO
                             LLOYD GEORGE MANAGEMENT
                                (BERMUDA) LIMITED
                            3808 ONE EXCHANGE SQUARE
                               CENTRAL, HONG KONG

            SPONSOR AND MANAGER OF EATON VANCE EMERGING MARKETS FUND
                 AND ADMINISTRATOR OF EMERGING MARKETS PORTFOLIO
                             EATON VANCE MANAGEMENT
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

                              PRINCIPAL UNDERWRITER
                         EATON VANCE DISTRIBUTORS, INC.
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109
                                 (617) 482-8260

                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 CLARENDON STREET
                                BOSTON, MA 02116

                                 TRANSFER AGENT
                                    PFPC INC.
                             ATTN: EATON VANCE FUNDS
                                  P.O. BOX 9653
                            PROVIDENCE, RI 02940-9653

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                              DELOITTE & TOUCHE LLP
                               200 BERKELEY STREET
                              BOSTON, MA 02116-5022


                        EATON VANCE EMERGING MARKETS FUND
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109


   THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. BEFORE
      INVESTING, INVESTORS SHOULD CONSIDER CAREFULLY THE FUND'S INVESTMENT OBJECTIVE(S), RISKS, AND CHARGES AND EXPENSES. THE FUND'S CURRENT PROSPECTUS
CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND AND IS AVAILABLE THROUGH YOUR
  FINANCIAL ADVISOR. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR
         SEND MONEY. FOR FURTHER INFORMATION PLEASE CALL 1-800-225-6265.

132-2/05                                                                   EMSRC

[EV LOGO]

[GRAPHIC IMAGE]

ANNUAL REPORT DECEMBER 31, 2004

[GRAPHIC IMAGE]

EATON VANCE GREATER INDIA FUND

[GRAPHIC IMAGE]

                      IMPORTANT NOTICES REGARDING PRIVACY,
                       DELIVERY OF SHAREHOLDER DOCUMENTS,
                      PORTFOLIO HOLDINGS, AND PROXY VOTING

PRIVACY. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

  - Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

  - None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

  - Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

  - We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

      For more information about Eaton Vance's Privacy Policy, please call
                                 1-800-262-1122.

DELIVERY OF SHAREHOLDER DOCUMENTS. The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

PORTFOLIO HOLDINGS. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the Securities and Exchange Commission for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the Securities and Exchange Commision's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

PROXY VOTING. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to Portfolio securities during the 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at www.sec.gov.

EATON VANCE GREATER INDIA FUND as of December 31, 2004

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

[PHOTO OF SAMIR MEHTA]
Samir Mehta
Portfolio Manager

THE FUND

PERFORMANCE FOR THE PAST YEAR

- During the year ended December 31, 2004, the Fund's Class A shares had a total return of 17.66%. This return was the result of an increase in net asset value
  (NAV) per share to $13.66 on December 31, 2004, from $11.61 on December 31, 2003.(1)

- The Fund's Class B shares had a total return of 17.24% during the same period, the result of an increase in NAV per share to $12.92 from $11.02.(1)

- For comparison, the Bombay Stock Exchange Index - an unmanaged index of 100 common stocks traded on the Indian market - had a total return of 21.16% for the year ended December 31, 2004.(2)

INVESTMENT ENVIRONMENT

- The Indian stock market posted another strong showing in 2004, although it was characterized by increased volatility. The market plunged in the first half of the year, following the Congress Party's parliamentary election victory. However, as investors' concerns over the future of economic reforms eased, the market resumed its upward trend.

- The service sector again drove India's economy in 2004, as the information technology, software and network management areas benefited from outsourcing from abroad. India's industrial production grew, despite a slowdown in the production of non-durable consumer goods. Lower rural incomes resulted in slower demand for some consumer products.

MANAGEMENT DISCUSSION

- Effective February 8, 2005, Samir Mehta assumed management responsibilities of the Portfolio. Mr. Mehta was educated at Bombay University and is a qualified Chartered Accountant. A Director and Chief Investment Officer, he joined Lloyd George Management (LGM) in 1998, having previously worked as an analyst for Peregrine Securities. At LGM, he manages Asian regional accounts for institutional clients.

- Amid fairly strong corporate earnings for Indian companies in 2004, the Portfolio maintained a wide industry diversification. Investments included cyclical industries - such as energy, chemicals, autos and engineering companies - as well as defensive industries - such as drugs, foods, beverages and health care.

- The Portfolio added significantly to its drug stock holdings in the second half of 2004, making it the Portfolio's largest industry weighting at December 31, 2004. Among the Portfolio's investments are some of India's largest pharmaceutical companies, as well as manufacturers and marketers of a broad range of generic, off-patent drugs.*

- The Portfolio's energy stocks fared well in 2004. The sharp increase in oil prices has been beneficial for asset-rich exploration companies and energy services companies. The Portfolio's investments included India's largest energy producer and a leading operator of offshore drilling rigs. Decade-high oil prices have led to increased drilling activity and stronger demand for offshore services.

- Engineering companies were also among the Portfolio's best performers. Some of these companies provide consulting and design services for infrastructure-related engineering projects and have received major contracts for projects in the energy, chemical and telecommunications areas.

- The Fund underperformed its benchmark, the Bombay Stock Exchange Index, during the year. While its defensive holdings served the Portfolio well during the market decline in the first half of 2004, they lagged the overall market rebound in the second half, as post-election fears abated and cyclical and technology stocks rebounded.

- Toward the end of the period, a major tsunami struck parts of India and South Asia. Apart from the tragic human loss across the India region, the economic impact varied from country to country. Sri Lanka was very hard-hit and will face huge losses in its fishing, tourism and retail sectors. The economic impact on India was limited to remote areas, where, management believes, the economic impact is likely to be far less severe than the human toll.

  * Holdings are subject to change due to active management.

THE VIEWS EXPRESSED THROUGHOUT THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGER AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND THE INVESTMENT ADVISOR DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE OR OFFERING PRICE (AS APPLICABLE) WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. THE FUND'S PERFORMANCE DURING CERTAIN PERIODS REFLECTS THE STRONG STOCK MARKET PERFORMANCE AND/OR THE STRONG PERFORMANCE OF STOCKS HELD DURING THOSE PERIODS. IN 1999 AND 2003, THE FUND'S PERFORMANCE BENEFITED SIGNIFICANTLY FROM THE EXCEPTIONAL PERFORMANCE OF THE INDIAN STOCK MARKET. THIS PERFORMANCE IS NOT TYPICAL AND MAY NOT BE REPEATED. FOR PERFORMANCE AS OF THE MOST RECENT MONTH-END, PLEASE REFER TO www.eatonvance.com.

(1) THESE RETURNS DO NOT INCLUDE THE 5.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR
     CLASS B AND CLASS C SHARES. IF THE SALES CHARGE WAS DEDUCTED, THE PERFORMANCE WOULD BE REDUCED. CLASS A SHARES ARE SUBJECT TO A 1% REDEMPTION FEE IF REDEEMED OR EXCHANGED WITHIN THREE MONTHS OF SETTLEMENT OF PURCHASE.

(2) IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. THE INDEX'S TOTAL RETURN DOES NOT REFLECT COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX.

FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

PERFOMANCE

The line graph and table set forth below provide information about the Fund's performance. The line graph compares the performance of Class A and Class B of the Fund with that of the Bombay Stock Exchange Index, a broad-based, unmanaged market index of 100 common stocks traded on the Indian market. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in Class A and Class B of the Fund and the Bombay Stock Exchange Index. Class A and Class B total returns are presented at net asset value and public offering price. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

  PERFORMANCE(1)                  CLASS A     CLASS B
  ---------------------------------------------------
  Average Annual Total Returns
  (at net asset value)
  One Year                          17.76%      17.24%
  Five Years                         2.64        2.09
  Ten Years                          3.32        2.76
  Life of Fund+                      2.97        2.43

  SEC Average Annual Total Returns
  (including sales charge or
  applicable CDSC)
  One Year                          10.88%      12.24%
  Five Years                         1.44        1.72
  Ten Years                          2.71        2.76
  Life of Fund+                      2.40        2.43

  + Inception date: 5/2/94

(1) AVERAGE ANNUAL TOTAL RETURNS DO NOT INCLUDE THE 5.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE
     (CDSC) FOR CLASS B SHARES. IF THE SALES CHARGE WAS DEDUCTED, THE PERFORMANCE WOULD BE REDUCED. SEC AVERAGE ANNUAL TOTAL RETURNS FOR CLASS A REFLECT THE MAXIMUM 5.75% SALES CHARGE. SEC RETURNS FOR CLASS B SHARES REFLECT THE APPLICABLE CDSC BASED ON THE FOLLOWING SCHEDULE: 5% - 1ST AND 2ND YEARS; 4% - 3RD YEAR; 3% - 4TH YEAR; 2% - 5TH YEAR; 1% - 6TH YEAR. CLASS A SHARES ARE SUBJECT TO A 1% REDEMPTION FEE IF REDEEMED OR EXCHANGED WITHIN THREE MONTHS OF SETTLEMENT OF PURCHASE.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE OR OFFERING PRICE (AS APPLICABLE) WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. THE FUND'S PERFORMANCE DURING CERTAIN PERIODS REFLECTS THE STRONG STOCK MARKET PERFORMANCE AND/OR THE STRONG PERFORMANCE OF STOCKS HELD DURING THOSE PERIODS. IN 1999 AND 2003, THE FUND'S PERFORMANCE BENEFITED SIGNIFICANTLY FROM THE EXCEPTIONAL PERFORMANCE OF THE INDIAN STOCK MARKET. THIS PERFORMANCE IS NOT TYPICAL AND MAY NOT BE REPEATED. FOR PERFORMANCE AS OF THE MOST RECENT MONTH-END, PLEASE REFER TO www.eatonvance.com.

INDUSTRY WEIGHTINGS(2)

By Net Assets

Drugs                              15.8%
Energy                             15.7
Applications Software              15.1
Engineering                        11.2
Petrochemical                       5.9
Chemicals                           5.6
Diversified Industry                5.4
Household Products                  4.3
Tobacco                             3.5
Banking and Finance                 3.4
Power Converters/Equipment          2.6
Apparel                             2.2
Foods                               1.7
Utilities                           1.6
Computer Hardware                   1.3
Auto and Parts                      1.2
Transportation                      1.1
Medical Products/Biotech            1.0

(2) As of December 31, 2004. Industry Weightings are subject to change due to active management.

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE GREATER INDIA FUND CLASS A VS. THE BOMBAY STOCK EXCHANGE INDEX**

     MAY 31, 1994 - DECEMBER 31, 2004

                  EATON VANCE GREATER   FUND INCLUDING MAXIMUM   BOMBAY STOCK
DATE              INDIA FUND CLASS A    SALES CHARGE             EXCHANGE INDEX
-------------------------------------------------------------------------------
12/31/1994               $     10,000             $      9,425     $     10,000
 1/31/1995               $      9,239             $      8,708     $      9,323
 2/28/1995               $      8,701             $      8,201     $      8,886
 3/31/1995               $      8,508             $      8,019     $      8,603
 4/30/1995               $      7,919             $      7,464     $      8,174
 5/31/1995               $      8,223             $      7,751     $      8,369
 6/30/1995               $      8,244             $      7,770     $      8,202
 7/31/1995               $      8,447             $      7,962     $      8,568
 8/31/1995               $      8,061             $      7,598     $      8,108
 9/30/1995               $      7,655             $      7,215     $      7,869
10/31/1995               $      7,218             $      6,804     $      7,650
11/30/1995               $      6,335             $      5,971     $      6,618
12/31/1995               $      6,660             $      6,278     $      6,849
 1/31/1996               $      6,355             $      5,990     $      6,206
 2/29/1996               $      7,127             $      6,718     $      7,620
 3/31/1996               $      7,218             $      6,804     $      7,647
 4/30/1996               $      7,898             $      7,445     $      8,399
 5/31/1996               $      7,888             $      7,435     $      8,147
 6/30/1996               $      7,919             $      7,464     $      8,332
 7/31/1996               $      7,188             $      6,775     $      7,633
 8/31/1996               $      7,066             $      6,660     $      7,492
 9/30/1996               $      6,447             $      6,077     $      6,846
10/31/1996               $      6,203             $      5,847     $      6,662
11/30/1996               $      5,990             $      5,646     $      6,051
12/31/1996               $      6,152             $      5,799     $      6,390
 1/31/1997               $      6,264             $      5,904     $      6,952
 2/28/1997               $      6,487             $      6,115     $      7,433
 3/31/1997               $      6,457             $      6,086     $      7,435
 4/30/1997               $      6,985             $      6,584     $      7,750
 5/31/1997               $      6,914             $      6,517     $      7,585
 6/30/1997               $      7,614             $      7,177     $      8,593
 7/31/1997               $      8,081             $      7,617     $      8,835
 8/31/1997               $      7,168             $      6,756     $      7,852
 9/30/1997               $      7,401             $      6,976     $      7,876
10/31/1997               $      7,086             $      6,679     $      7,844
11/30/1997               $      6,487             $      6,115     $      6,731
12/31/1997               $      6,437             $      6,067     $      6,758
 1/31/1998               $      5,949             $      5,608     $      6,076
 2/28/1998               $      6,457             $      6,086     $      6,711
 3/31/1998               $      6,741             $      6,354     $      7,245
 4/30/1998               $      7,056             $      6,651     $      7,463
 5/31/1998               $      6,467             $      6,096     $      6,640
 6/30/1998               $      5,523             $      5,206     $      5,669
 7/31/1998               $      5,736             $      5,407     $      5,605
 8/31/1998               $      5,523             $      5,206     $      5,188
 9/30/1998               $      5,797             $      5,464     $      5,476
10/31/1998               $      5,492             $      5,177     $      5,009
11/30/1998               $      5,462             $      5,148     $      4,957
12/31/1998               $      5,868             $      5,531     $      5,383
 1/31/1999               $      6,589             $      6,211     $      5,787
 2/28/1999               $      6,619             $      6,239     $      5,661
 3/31/1999               $      7,777             $      7,330     $      6,551
 4/30/1999               $      6,853             $      6,459     $      5,704
 5/31/1999               $      7,107             $      6,699     $      6,733
 6/30/1999               $      7,523             $      7,091     $      6,940
 7/31/1999               $      8,437             $      7,952     $      7,726
 8/31/1999               $      9,391             $      8,852     $      8,488
 9/30/1999               $      9,604             $      9,053     $      8,546
10/31/1999               $      8,873             $      8,364     $      8,032
11/30/1999               $     10,102             $      9,522     $      8,736
12/31/1999               $     12,173             $     11,474     $     10,152
 1/31/2000               $     12,162             $     11,464     $     11,092
 2/29/2000               $     12,975             $     12,230     $     12,712
 3/31/2000               $     11,431             $     10,775     $     11,204
 4/30/2000               $      9,553             $      9,005     $      9,239
 5/31/2000               $      8,690             $      8,191     $      8,145
 6/30/2000               $      9,452             $      8,909     $      9,032
 7/31/2000               $      8,406             $      7,923     $      8,078
 8/31/2000               $      8,711             $      8,211     $      8,482
 9/30/2000               $      8,051             $      7,589     $      7,590
10/31/2000               $      7,685             $      7,244     $      6,928
11/30/2000               $      7,949             $      7,493     $      7,431
12/31/2000               $      7,503             $      7,072     $      7,647
 1/31/2001               $      8,061             $      7,598     $      8,021
 2/28/2001               $      7,665             $      7,225     $      7,736
 3/31/2001               $      6,142             $      5,789     $      6,115
 4/30/2001               $      6,041             $      5,694     $      6,046
 5/31/2001               $      6,457             $      6,086     $      6,314
 6/30/2001               $      6,071             $      5,722     $      5,832
 7/31/2001               $      5,898             $      5,560     $      5,457
 8/31/2001               $      5,777             $      5,445     $      5,477
 9/30/2001               $      4,802             $      4,526     $      4,617
10/31/2001               $      5,046             $      4,756     $      4,826
11/30/2001               $      5,513             $      5,196     $      5,469
12/31/2001               $      5,543             $      5,225     $      5,435
 1/31/2002               $      5,665             $      5,340     $      5,524
 2/28/2002               $      5,949             $      5,608     $      5,898
 3/31/2002               $      5,898             $      5,560     $      5,922
 4/30/2002               $      5,807             $      5,474     $      5,750
 5/31/2002               $      5,391             $      5,081     $      5,501
 6/30/2002               $      5,665             $      5,340     $      5,701
 7/31/2002               $      5,147             $      4,852     $      5,216
 8/31/2002               $      5,371             $      5,062     $      5,497
 9/30/2002               $      5,025             $      4,737     $      5,130
10/31/2002               $      4,792             $      4,517     $      5,080
11/30/2002               $      5,279             $      4,976     $      5,576
12/31/2002               $      5,513             $      5,196     $      5,853
 1/31/2003               $      5,228             $      4,928     $      5,646
 2/28/2003               $      5,381             $      5,072     $      5,761
 3/31/2003               $      5,178             $      4,880     $      5,317
 4/30/2003               $      5,269             $      4,967     $      5,234
 5/31/2003               $      5,939             $      5,598     $      5,884
 6/30/2003               $      6,701             $      6,316     $      6,617
 7/31/2003               $      7,117             $      6,708     $      6,921
 8/31/2003               $      8,020             $      7,560     $      8,196
 9/30/2003               $      8,355             $      7,876     $      8,521
10/31/2003               $      9,340             $      8,804     $      9,250
11/30/2003               $     10,183             $      9,598     $      9,530
12/31/2003               $     11,787             $     11,110     $     11,388
 1/31/2004               $     11,350             $     10,699     $     10,974
 2/29/2004               $     11,472             $     10,813     $     10,898
 3/31/2004               $     11,756             $     11,081     $     11,354
 4/30/2004               $     11,807             $     11,129     $     11,501
 5/31/2004               $      9,635             $      9,081     $      9,383
 6/30/2004               $      9,645             $      9,091     $      9,386
 7/31/2004               $      9,939             $      9,368     $     10,017
 8/31/2004               $     10,386             $      9,789     $     10,155
 9/30/2004               $     10,873             $     10,249     $     10,999
10/31/2004               $     11,157             $     10,517     $     11,202
11/30/2004               $     12,477             $     11,761     $     12,582
12/31/2004               $     13,868             $     13,072     $     13,797

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE GREATER INDIA FUND CLASS B VS. THE BOMBAY STOCK EXCHANGE INDEX**

     MAY 31, 1994 - DECEMBER 31, 2004

                  EATON VANCE GREATER   BOMBAY STOCK
DATE              INDIA FUND CLASS B    EXCHANGE INDEX
------------------------------------------------------
12/31/1994               $     10,000     $     10,000
 1/31/1995               $      9,238     $      9,323
 2/28/1995               $      8,699     $      8,886
 3/31/1995               $      8,506     $      8,603
 4/30/1995               $      7,917     $      8,174
 5/31/1995               $      8,232     $      8,369
 6/30/1995               $      8,252     $      8,202
 7/31/1995               $      8,455     $      8,568
 8/31/1995               $      8,059     $      8,108
 9/30/1995               $      7,652     $      7,869
10/31/1995               $      7,226     $      7,650
11/30/1995               $      6,301     $      6,618
12/31/1995               $      6,657     $      6,849
 1/31/1996               $      6,331     $      6,206
 2/29/1996               $      6,972     $      7,620
 3/31/1996               $      7,083     $      7,647
 4/30/1996               $      7,754     $      8,399
 5/31/1996               $      7,724     $      8,147
 6/30/1996               $      7,754     $      8,332
 7/31/1996               $      7,033     $      7,633
 8/31/1996               $      6,911     $      7,492
 9/30/1996               $      6,301     $      6,846
10/31/1996               $      6,057     $      6,662
11/30/1996               $      5,864     $      6,051
12/31/1996               $      6,006     $      6,390
 1/31/1997               $      6,118     $      6,952
 2/28/1997               $      6,331     $      7,433
 3/31/1997               $      6,301     $      7,435
 4/30/1997               $      6,819     $      7,750
 5/31/1997               $      6,748     $      7,585
 6/30/1997               $      7,439     $      8,593
 7/31/1997               $      7,886     $      8,835
 8/31/1997               $      7,002     $      7,852
 9/30/1997               $      7,226     $      7,876
10/31/1997               $      6,961     $      7,844
11/30/1997               $      6,372     $      6,731
12/31/1997               $      6,331     $      6,758
 1/31/1998               $      5,843     $      6,076
 2/28/1998               $      6,341     $      6,711
 3/31/1998               $      6,616     $      7,245
 4/30/1998               $      6,921     $      7,463
 5/31/1998               $      6,352     $      6,640
 6/30/1998               $      5,427     $      5,669
 7/31/1998               $      5,630     $      5,605
 8/31/1998               $      5,417     $      5,188
 9/30/1998               $      5,691     $      5,476
10/31/1998               $      5,396     $      5,009
11/30/1998               $      5,366     $      4,957
12/31/1998               $      5,752     $      5,383
 1/31/1999               $      6,453     $      5,787
 2/28/1999               $      6,484     $      5,661
 3/31/1999               $      7,612     $      6,551
 4/30/1999               $      6,707     $      5,704
 5/31/1999               $      6,951     $      6,733
 6/30/1999               $      7,358     $      6,940
 7/31/1999               $      8,252     $      7,726
 8/31/1999               $      9,167     $      8,488
 9/30/1999               $      9,370     $      8,546
10/31/1999               $      8,648     $      8,032
11/30/1999               $      9,848     $      8,736
12/31/1999               $     11,839     $     10,152
 1/31/2000               $     11,829     $     11,092
 2/29/2000               $     12,612     $     12,712
 3/31/2000               $     11,108     $     11,204
 4/30/2000               $      9,278     $      9,239
 5/31/2000               $      8,445     $      8,145
 6/30/2000               $      9,177     $      9,032
 7/31/2000               $      8,161     $      8,078
 8/31/2000               $      8,455     $      8,482
 9/30/2000               $      7,805     $      7,590
10/31/2000               $      7,449     $      6,928
11/30/2000               $      7,703     $      7,431
12/31/2000               $      7,256     $      7,647
 1/31/2001               $      7,754     $      8,021
 2/28/2001               $      7,348     $      7,736
 3/31/2001               $      5,884     $      6,115
 4/30/2001               $      5,793     $      6,046
 5/31/2001               $      6,189     $      6,314
 6/30/2001               $      5,813     $      5,832
 7/31/2001               $      5,640     $      5,457
 8/31/2001               $      5,528     $      5,477
 9/30/2001               $      4,594     $      4,617
10/31/2001               $      4,827     $      4,826
11/30/2001               $      5,264     $      5,469
12/31/2001               $      5,285     $      5,435
 1/31/2002               $      5,407     $      5,524
 2/28/2002               $      5,671     $      5,898
 3/31/2002               $      5,620     $      5,922
 4/30/2002               $      5,539     $      5,750
 5/31/2002               $      5,132     $      5,501
 6/30/2002               $      5,386     $      5,701
 7/31/2002               $      4,898     $      5,216
 8/31/2002               $      5,102     $      5,497
 9/30/2002               $      4,776     $      5,130
10/31/2002               $      4,553     $      5,080
11/30/2002               $      5,010     $      5,576
12/31/2002               $      5,234     $      5,853
 1/31/2003               $      4,959     $      5,646
 2/28/2003               $      5,102     $      5,761
 3/31/2003               $      4,909     $      5,317
 4/30/2003               $      4,990     $      5,234
 5/31/2003               $      5,630     $      5,884
 6/30/2003               $      6,341     $      6,617
 7/31/2003               $      6,738     $      6,921
 8/31/2003               $      7,581     $      8,196
 9/30/2003               $      7,896     $      8,521
10/31/2003               $      8,831     $      9,250
11/30/2003               $      9,644     $      9,530
12/31/2003               $     11,199     $     11,388
 1/31/2004               $     10,722     $     10,974
 2/29/2004               $     10,904     $     10,898
 3/31/2004               $     11,179     $     11,354
 4/30/2004               $     11,220     $     11,501
 5/31/2004               $      9,146     $      9,383
 6/30/2004               $      9,157     $      9,386
 7/31/2004               $      9,431     $     10,017
 8/31/2004               $      9,858     $     10,155
 9/30/2004               $     10,315     $     10,999
10/31/2004               $     10,579     $     11,202
11/30/2004               $     11,819     $     12,582
12/31/2004               $     13,130     $     13,797

** SOURCE: THOMSON FINANCIAL. INVESTMENT OPERATIONS COMMENCED 5/2/94.

   THE INDEX'S TOTAL RETURN DOES NOT REFLECT COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 - December 31, 2004).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                         EATON VANCE GREATER INDIA FUND

                                          BEGINNING ACCOUNT VALUE     ENDING ACCOUNT VALUE     EXPENSES PAID DURING PERIOD*
                                                  (7/1/04)                 (12/31/04)              (7/1/04 - 12/31/04)
     ----------------------------------------------------------------------------------------------------------------------
     ACTUAL
     Class A                                     $   1,000.00             $   1,437.89                 $   17.79
     Class B                                     $   1,000.00             $   1,433.96                 $   21.20

     HYPOTHETICAL
     (5% return per year before expenses)
     Class A                                     $   1,000.00             $   1,010.60                 $   14.66
     Class B                                     $   1,000.00             $   1,007.70                 $   17.46

     * Expenses are equal to the Fund's annualized expense ratio of 2.90% for Class A shares and 3.46% for Class B shares multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2004. The Example reflects the expenses of both the Fund and the Portfolio.

EATON VANCE GREATER INDIA FUND as of December 31, 2004

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2004

ASSETS

Investment in South Asia Portfolio, at value
   (identified cost, $65,057,999)                                             $    94,005,641
Receivable for Fund shares sold                                                       745,663
Prepaid expenses                                                                        8,889
---------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                  $    94,760,193
---------------------------------------------------------------------------------------------

LIABILITIES

Payable for Fund shares redeemed                                              $       346,969
Payable to affiliate for Trustees' fees                                                   741
Payable to affiliate for distribution and service fees                                     82
Accrued expenses                                                                       56,796
---------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                             $       404,588
---------------------------------------------------------------------------------------------
NET ASSETS                                                                    $    94,355,605
---------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Paid-in capital                                                               $    67,442,924
Accumulated net realized loss from Portfolio (computed on the
   basis of identified cost)                                                       (2,034,961)
Net unrealized appreciation from Portfolio (computed on the basis of
   identified cost)                                                                28,947,642
---------------------------------------------------------------------------------------------
TOTAL                                                                         $    94,355,605
---------------------------------------------------------------------------------------------

CLASS A SHARES

NET ASSETS                                                                    $    70,537,468
SHARES OUTSTANDING                                                                  5,164,236
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding)          $         13.66
MAXIMUM OFFERING PRICE PER SHARE
   (100 DIVIDED BY 94.25 of $13.66)                                           $         14.49
---------------------------------------------------------------------------------------------

CLASS B SHARES

NET ASSETS                                                                    $    23,818,137
SHARES OUTSTANDING                                                                  1,842,962
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding)          $         12.92
---------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 2004

INVESTMENT INCOME

Dividends allocated from Portfolio (net of foreign taxes, $26,387)            $     1,115,853
Interest allocated from Portfolio                                                      99,987
Expenses allocated from Portfolio                                                  (1,015,990)
---------------------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO                                          $       199,850
---------------------------------------------------------------------------------------------

EXPENSES

Management fee                                                                $       162,717
Trustees' fees and expenses                                                             1,413
Distribution and service fees
   Class A                                                                            225,278
   Class B                                                                            200,313
Transfer and dividend disbursing agent fees                                           156,860
Registration fees                                                                      66,136
Legal and accounting services                                                          19,728
Printing and postage                                                                   18,702
Custodian fee                                                                          14,756
Miscellaneous                                                                          25,243
---------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                $       891,146
---------------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                           $      (691,296)
---------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED
GAIN (LOSS) FROM PORTFOLIO

Net realized gain (loss) --
   Investment transactions (identified cost basis)                            $     1,315,131
   Foreign currency transactions                                                     (147,814)
---------------------------------------------------------------------------------------------
NET REALIZED GAIN                                                             $     1,167,317
---------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                        $    12,428,441
   Foreign currency                                                                    27,495
---------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                          $    12,455,936
---------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                              $    13,623,253
---------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                    $    12,931,957
---------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                               YEAR ENDED            YEAR ENDED
                                                               DECEMBER 31, 2004     DECEMBER 31, 2003
-------------------------------------------------------------------------------------------------------
INCREASE (DECREASE)
IN NET ASSETS
From operations --
   Net investment loss                                         $         (691,296)   $         (370,484)
   Net realized gain from investment and
      foreign currency transactions                                     1,167,317             1,642,350
   Net change in unrealized
      appreciation (depreciation) from
      investments and foreign currency                                 12,455,936            16,484,060
-------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                     $       12,931,957    $       17,755,926
-------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                                                  $       52,830,009    $       24,655,598
      Class B                                                          18,918,677             6,445,949
   Cost of shares redeemed*
      Class A                                                         (33,793,162)           (4,668,337)
      Class B                                                          (9,557,411)           (2,345,161)
   Net asset value of shares exchanged
      Class A                                                           9,853,570                    --
      Class B                                                          (9,853,570)                   --
   Redemption Fees*                                                       124,366                 1,675
-------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS                                     $       28,522,479    $       24,089,724
-------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                     $       41,454,436    $       41,845,650
-------------------------------------------------------------------------------------------------------

NET ASSETS
-------------------------------------------------------------------------------------------------------
At beginning of year                                           $       52,901,169    $       11,055,519
-------------------------------------------------------------------------------------------------------
AT END OF YEAR                                                 $       94,355,605    $       52,901,169
-------------------------------------------------------------------------------------------------------

ACCUMULATED NET
INVESTMENT LOSS INCLUDED
IN NET ASSETS
-------------------------------------------------------------------------------------------------------
AT END OF YEAR                                                 $               --    $         (324,234)
-------------------------------------------------------------------------------------------------------

* Certain prior year amounts have been reclassified to conform to the current year presentation.

                        See notes to financial statements

FINANCIAL HIGHLIGHTS

                                                                                         CLASS A
                                                       ----------------------------------------------------------------------
                                                                                 YEAR ENDED DECEMBER 31,
                                                       ----------------------------------------------------------------------
                                                             2004(1)       2003(1)       2002(1)       2001(1)       2000(1)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                       $   11.610    $    5.430    $    5.460    $    7.390    $   11.990
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment loss                                        $   (0.095)   $   (0.146)   $   (0.150)   $   (0.149)   $   (0.212)
Net realized and unrealized gain (loss)                         2.122         6.326         0.120        (1.781)       (4.388)
-----------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                        $    2.027    $    6.180    $   (0.030)   $   (1.930)   $   (4.600)
-----------------------------------------------------------------------------------------------------------------------------

REDEMPTION FEES*                                           $    0.023    $       --(2) $       --    $       --    $       --
-----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                             $   13.660    $   11.610    $    5.430    $    5.460    $    7.390
-----------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                 17.66%       113.81%        (0.55)%      (26.12)%      (38.36)%
-----------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)                    $   70,537    $   31,346    $    2,962    $    2,889    $    4,865
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                   2.77%         3.35%         4.75%         3.96%         2.98%
   Expenses after custodian fee reduction(4)                     2.77%         3.35%         4.75%         3.90%         2.91%
   Net investment loss                                          (0.86)%       (1.83)%       (2.75)%       (2.44)%       (2.20)%
Portfolio Turnover of the Portfolio                                73%           87%          112%          141%          133%
-----------------------------------------------------------------------------------------------------------------------------

(1) Net investment loss per share was computed using average shares outstanding.
(2)  Amount rounds to less than $0.01 per share.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4)  Includes the Fund's share of the Portfolio's allocated expenses.
* Certain prior year amounts have been reclassified to conform with current year presentation.

                        See notes to financial statements

                                                                                         CLASS B
                                                       ----------------------------------------------------------------------
                                                                                 YEAR ENDED DECEMBER 31,
                                                       ----------------------------------------------------------------------
                                                            2004(1)       2003(1)        2002(1)       2001(1)       2000(1)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                      $   11.020    $    5.150     $    5.200    $    7.140    $   11.650
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment loss                                       $   (0.158)   $   (0.145)    $   (0.171)   $   (0.172)   $   (0.255)
Net realized and unrealized gain (loss)                        2.042         6.015          0.121        (1.768)       (4.255)
-----------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                       $    1.884    $    5.870     $   (0.050)   $   (1.940)   $   (4.510)
-----------------------------------------------------------------------------------------------------------------------------

REDEMPTION FEES*                                          $    0.016    $       --(2)  $       --    $       --    $       --
-----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                            $   12.920    $   11.020     $    5.150    $    5.200    $    7.140
-----------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                17.24%       113.98%         (0.96)%      (27.17)%      (38.71)%
-----------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)                   $   23,818    $   21,556     $    8,094    $   10,028    $   17,305
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                  3.27%         3.85%          5.26%         4.46%         3.50%
   Expenses after custodian fee reduction(4)                    3.27%         3.85%          5.26%         4.40%         3.43%
   Net investment loss                                         (1.51)%       (2.14)%        (3.28)%       (2.96)%       (2.73)%
Portfolio Turnover of the Portfolio                               73%           87%           112%          141%          133%
-----------------------------------------------------------------------------------------------------------------------------

(1) Net investment loss per share was computed using average shares outstanding.
(2)  Amount rounds to less than $0.01 per share.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4)  Includes the Fund's share of the Portfolio's allocated expenses.
* Certain amounts have been reclassified to conform with current year presentation.

                        See notes to financial statements

EATON VANCE GREATER INDIA FUND as of December 31, 2004
NOTES TO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES

Eaton Vance Greater India Fund (the Fund) is a mutual fund seeking long-term capital appreciation through the purchase of an interest in a separate investment company which invests primarily in equity securities of companies in India and surrounding countries of the Indian sub-continent. The Fund is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B shares are sold at net asset value and are subject to a contingent deferred sales charge (See Note 7). The Trustees have adopted a conversion feature pursuant to which Class B shares of each Fund automatically convert to Class A shares eight years after purchase as described in the Fund's prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in South Asia Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.9% at December 31, 2004). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A INVESTMENT VALUATION -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

B INCOME -- The Fund's net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

C FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments, if any. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2004, the Fund, for federal income tax purposes had a capital loss carryover of $1,834,323 which will reduce the taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The capital loss carryover of $1,130,867 and $703,456 will expire on December 31, 2009 and December 31, 2010, respectively. The Fund had net capital losses of $174,155 attributable to investment transactions incurred after October 31, 2004. These capital losses are treated as arising on the first day of the Fund's taxable year ending December 31, 2005.

D USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

E INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

F EXPENSES -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

G OTHER -- Investment transactions are accounted for on a trade-date basis.

H EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations. For the year ended December 31, 2004, there were no credit balances used to reduce the Fund's or the Portfolio's custodian fee.

I REDEMPTION FEES -- Upon the redemption or exchange of shares held by Class A shareholders for less than three months, a fee of 1% of the current net asset value of the shares will be assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital and amounted to $124,366 for the year ended December 31, 2004.

2  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The management fee is earned by Eaton Vance Management (EVM) as compensation for management of the business affairs of the Fund. The fee is based on a percentage of average daily net assets. For the year ended December 31, 2004, the fee was equivalent to 0.25% of the Fund's average net assets for such period and amounted to $162,717. Except as to Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such management fee. In addition, investment adviser and administrative fees are paid by the Portfolio to EVM and its affiliates. See
Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the year ended December 31, 2004, EVM earned $12,701. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Funds' principal underwriter, received $116,010 from the Eaton Vance Greater India Fund as its portion of the sales charge on sales of Class A shares for the year ended December 31, 2004.

Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organization.

3  SHARES OF BENEFICIAL INTEREST

The Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

                                       YEAR ENDED DECEMBER 31,
                                    -----------------------------
CLASS A                                2004                2003
-----------------------------------------------------------------
Sales                                4,609,087          2,779,616
Redemptions                         (3,044,204)          (625,115)
Exchange from Class B shares           899,285                 --
-----------------------------------------------------------------
NET INCREASE                         2,464,168          2,154,501
-----------------------------------------------------------------

                                       YEAR ENDED DECEMBER 31,
                                    -----------------------------
CLASS B                                 2004               2003
-----------------------------------------------------------------
Sales                                1,750,962            740,456
Redemptions                           (917,295)          (356,976)
Exchange to Class A shares            (946,797)                --
-----------------------------------------------------------------
NET INCREASE (DECREASE)               (113,130)           383,480
-----------------------------------------------------------------

4  DISTRIBUTIONS TO SHAREHOLDERS

It is the present policy of the Fund to make (a) at least one distribution annually (normally in December) of all or substantially all of the net investment income allocated to the Fund by the Portfolio, if any, less the Fund's direct expenses and (b) at least one distribution annually of all or substantially all of the net realized capital gains allocated by the Portfolio to the Fund, if any (reduced by any available capital loss carryforwards from prior years). Shareholders may reinvest all distributions in shares of the Fund, without a sales charge, at the per share net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statement and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized losses. Permanent differences between book and tax accounting are reclassified to paid-in capital.

During the year ended December 31, 2004, paid-in capital was decreased by $1,031,898, net investment loss was decreased by $1,015,529, and accumulated undistributed net realized loss was decreased by $16,369 primarily due to differences between book and tax policies and capital loss carryovers. This change had no effect on the net assets or the net asset value per share.

As of December 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Capital loss carryforwards              $   (1,834,323)
Unrealized gain                         $   28,921,159
Other temporary differences             $     (174,155)

5  INVESTMENT TRANSACTIONS

For the year ended December 31, 2004, increases and decreases in the Fund's investment in the Portfolio aggregated $74,171,613 and $44,028,771, respectively.

6  DISTRIBUTION AND SERVICE PLANS

The Fund has in effect distribution plans for Class A (Class A Plan) and Class B (Class B Plan) (collectively, the Plans) pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The Class A Plan provides for the payment of a monthly distribution fee to the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD), in an amount equal to the aggregate of (a) 0.50% of that portion of the Fund's average daily net assets attributable to Class A shares which have remained outstanding for less than one year and (b) 0.25% of that portion of the Fund's average daily net assets attributable to Class A shares which have remained outstanding for more than one year.

The Class B Plan provides for the payment of a monthly distribution fee to EVD at an annual rate not to exceed 0.75% of the Fund's average daily net assets attributable to Class B shares. The Fund will automatically discontinue payments to EVD under the Class B Plan during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of
(i) 5% of the amount received by the Fund for each Class B share sold plus, (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (See Note 7), daily amounts theretofore paid to EVD by Lloyd George Investment Management (Bermuda) Limited, investment adviser for the Portfolio (Adviser), in consideration of EVD's distribution effort. At December 31, 2004, the amount of Uncovered Distribution Charges EVD calculated under the Class B Plan was approximately $2,474,000. The amounts paid by the Adviser to EVD are equivalent to 0.15% of the Fund's average daily net assets attributable to Class B shares and are made from the Adviser's own resources, not Fund assets.

Distribution fee payments are made for providing ongoing distribution services to the Fund. The amount payable to EVD by the Fund with respect to each day is accrued on such day as a liability of the Fund and, accordingly, reduces the Fund's net assets. The Fund paid or accrued $196,018 and $150,235 for Class A and Class B shares, respectively, to or payable to EVD for the year ended December 31, 2004, representing 0.43% and 0.75% of average daily net assets attributable to Class A and Class B shares, respectively.

The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in an amount equal to 0.25%, on an annual basis, of the Fund's average daily net assets attributable to Class A shares which have remained outstanding for more than one year and in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class B shares. Such payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD and, as such, are not subject to automatic discontinuance where there are no outstanding Uncovered Distribution Charges of EVD. For the year ended December 31, 2004, service fees amounted to $29,260 and $50,078 for Class A and Class B shares, respectively, representing 0.06% and 0.25% of average daily net assets attributable to Class A and Class B shares, respectively.

Certain officers and Trustees of the Fund are officers of the above organization.

7  CONTINGENT DEFERRED SALES CHARGE

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase. A CDSC of 1% is imposed on any redemption of Class A shares made within 12 months of purchase that were acquired at net asset value if the purchase amount was $1 million or more. Investors who purchase Class A shares in a single fund purchase in a single transaction at net asset value in amounts of $5 million or more will not be subject to any CDSC for such investments or any subsequent investment in the same fund. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plans (See Note 6). CDSC charges received when no Uncovered Distribution Charges exist will be retained by the Fund. The Fund was informed that EVD received approximately $4,000 and $239,000 of CDSC paid by shareholders for Class A and Class B shares, respectively, for the year ended December 31, 2004.

EATON VANCE GREATER INDIA FUND as of December 31, 2004

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE TRUSTEES OF EATON VANCE SPECIAL INVESTMENT TRUST AND SHAREHOLDERS OF EATON VANCE GREATER INDIA FUND:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Greater India Fund (the Fund) (one of the series of the Eaton Vance Special Investment Trust) as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Greater India Fund at December 31, 2004, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 25, 200513

SOUTH ASIA PORTFOLIO as of December 31, 2004

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 98.6%

SECURITY                                                       SHARES                VALUE
-------------------------------------------------------------------------------------------------------
INDIA -- 98.6%

APPAREL -- 2.2%

Arvind Mills Ltd.(1)                                                      666,000    $        2,026,957
-------------------------------------------------------------------------------------------------------
                                                                                     $        2,026,957
-------------------------------------------------------------------------------------------------------

APPLICATIONS SOFTWARE -- 15.1%

Geodesic Information Systems Ltd.(1)                                      112,796    $        2,118,383
Infosys Technologies Ltd.                                                  53,001             2,549,045
KPIT Cummins Infosystems Ltd.                                              70,805             1,054,908
Patni Computer Systems Ltd.                                               219,533             1,940,973
Satyam Computer Services                                                  180,000             1,694,612
Scandent Solutions Corp. Ltd.(2)                                          317,737               920,756
Sify Ltd. ADR(1)                                                          209,158             1,246,582
Wipro Ltd.                                                                153,700             2,642,483
-------------------------------------------------------------------------------------------------------
                                                                                     $       14,167,742
-------------------------------------------------------------------------------------------------------

AUTO AND PARTS -- 1.2%

Bharat Forge Ltd.                                                          47,345    $        1,169,031
-------------------------------------------------------------------------------------------------------
                                                                                     $        1,169,031
-------------------------------------------------------------------------------------------------------

BANKING AND FINANCE -- 3.4%

HDFC Bank Ltd.                                                            265,700    $        3,179,970
-------------------------------------------------------------------------------------------------------
                                                                                     $        3,179,970
-------------------------------------------------------------------------------------------------------

CHEMICALS -- 5.6%

Hindustan Inks and Resins Ltd.                                            113,300    $        1,660,925
United Phosphorus Ltd.                                                    201,200             3,596,560
-------------------------------------------------------------------------------------------------------
                                                                                     $        5,257,485
-------------------------------------------------------------------------------------------------------

COMPUTER HARDWARE -- 1.3%

Moser Baer India Ltd.                                                     234,722    $        1,253,525
-------------------------------------------------------------------------------------------------------
                                                                                     $        1,253,525
-------------------------------------------------------------------------------------------------------

DIVERSIFIED INDUSTRY -- 5.4%

Aban Loyd Chiles Offshore                                                 111,600    $        2,888,199
Sintex Industries Ltd.                                                    247,104             2,155,268
-------------------------------------------------------------------------------------------------------
                                                                                     $        5,043,467
-------------------------------------------------------------------------------------------------------

DRUGS -- 15.8%

Dishman Pharmaceuticals & Chemicals Ltd.                                  192,524    $        2,833,163
Divi's Laboratories Ltd.                                                   96,944             3,033,877
Dr. Reddy's Laboratories Ltd.                                              85,500             1,697,611
Ind-Swift Laboratories Ltd.                                               268,300             1,615,231
Ind-Swift Laboratories Ltd., Preferential Shares(2)(3)                    102,000               420,635
Ranbaxy Laboratories Ltd.                                                  89,100             2,572,406
Sun Pharmaceutical Industries Ltd.                                        207,687             2,649,001
-------------------------------------------------------------------------------------------------------
                                                                                     $       14,821,924
-------------------------------------------------------------------------------------------------------

ENERGY -- 15.7%

Bharat Petroleum Corp. Ltd.                                               286,500    $        3,034,163
Hindustan Petroleum Corp. Ltd.                                            366,800             3,390,243
Indian Oil Corporation                                                    154,500             1,823,908
National Thermal Power Corp. Ltd.(1)                                    1,385,000             2,783,063
Oil and Natural Gas Corp. Ltd.                                            198,200             3,734,745
-------------------------------------------------------------------------------------------------------
                                                                                     $       14,766,122
-------------------------------------------------------------------------------------------------------

ENGINEERING -- 11.2%

ABB Ltd.                                                                   96,500    $        2,153,546
Engineers India Ltd.                                                       62,000               472,906
Gammon India Ltd.                                                         159,100             2,809,229
Larsen & Toubro Ltd.                                                      126,670             2,861,512
Siemens India Ltd.                                                         74,736             2,273,027
-------------------------------------------------------------------------------------------------------
                                                                                     $       10,570,220
-------------------------------------------------------------------------------------------------------

FOODS -- 1.7%

Balrampur Chini Mills Ltd.                                                131,808    $        1,624,783
-------------------------------------------------------------------------------------------------------
                                                                                     $        1,624,783
-------------------------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS -- 4.3%

Hindustan Lever Ltd.                                                    1,237,000    $        4,083,494
-------------------------------------------------------------------------------------------------------
                                                                                     $        4,083,494
-------------------------------------------------------------------------------------------------------

MEDICAL PRODUCTS / BIOTECH -- 1.0%

Transgene Biotek Ltd.(1)                                                  240,000    $          901,863
-------------------------------------------------------------------------------------------------------
                                                                                     $          901,863
-------------------------------------------------------------------------------------------------------

PETROCHEMICAL -- 5.9%

Finolex Industries Ltd.                                                 1,746,952    $        2,753,613
Reliance Industries Ltd.                                                  227,000             2,787,499
-------------------------------------------------------------------------------------------------------
                                                                                     $        5,541,112
-------------------------------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                                       SHARES                VALUE
-------------------------------------------------------------------------------------------------------
POWER CONVERTERS / POWER SUPPLY EQUIPMENT -- 2.6%

Bharat Heavy Electricals Ltd.                                             137,500    $        2,441,067
-------------------------------------------------------------------------------------------------------
                                                                                     $        2,441,067
-------------------------------------------------------------------------------------------------------

TOBACCO -- 3.5%

ITC Ltd.                                                                  107,700    $        3,249,715
-------------------------------------------------------------------------------------------------------
                                                                                     $        3,249,715
-------------------------------------------------------------------------------------------------------

TRANSPORTATION -- 1.1%

Container Corporation of India Ltd.                                        50,000    $        1,054,750
-------------------------------------------------------------------------------------------------------
                                                                                     $        1,054,750
-------------------------------------------------------------------------------------------------------

UTILITIES -- 1.6%

Reliance Energy Ltd.                                                      128,346    $        1,548,301
-------------------------------------------------------------------------------------------------------
                                                                                     $        1,548,301
-------------------------------------------------------------------------------------------------------

TOTAL INDIA
   (IDENTIFIED COST $63,847,083)                                                     $       92,701,528
-------------------------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
   (IDENTIFIED COST $63,847,083)                                                     $       92,701,528
-------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 98.6%
   (IDENTIFIED COST $63,847,083)                                                     $       92,701,528
-------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 1.4%                                               $        1,304,397
-------------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                                 $       94,005,925
-------------------------------------------------------------------------------------------------------

ADR - American Depository Receipt
(1)  Non-income producing security.
(2) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(3)  Security restricted from sale until December 2, 2005.

                        See notes to financial statements

TOP TEN HOLDINGS

                                                     PERCENTAGE
COMPANY                         INDUSTRY SECTOR      OF NET ASSETS              VALUE
---------------------------------------------------------------------------------------------
Hindustan Lever Ltd.            Household Products               4.3%           $  4,083,494
Oil and Natural Gas Corp. Ltd.  Energy                           4.0               3,734,745
United Phosphorus Ltd.          Chemicals                        3.8               3,596,560
Hindustan Petroleum Corp. Ltd.  Energy                           3.6               3,390,243
ITC Ltd.                        Tobacco                          3.5               3,249,715
HDFC Bank Ltd.                  Banking and Finance              3.4               3,179,970
Bharat Petroleum Corp. Ltd.     Energy                           3.2               3,034,163
Divi's Laboratories Ltd.        Drugs                            3.2               3,033,877
Aban Loyd Chiles Offshore       Diversified Industry             3.1               2,888,199
Larsen & Toubro Ltd.            Engineering                      3.0               2,861,512

INDUSTRY CONCENTRATION -- BELOW ARE THE TOP TEN INDUSTRY SECTORS REPRESENTED IN THE PORTFOLIO OF INVESTMENTS

                                                     PERCENTAGE
COMPANY                                              OF NET ASSETS              VALUE
---------------------------------------------------------------------------------------------
Drugs                                                           15.8%           $ 14,821,924
Energy                                                          15.7              14,766,122
Applications Software                                           15.1              14,167,742
Engineering                                                     11.2              10,570,220
Petrochemical                                                    5.9               5,541,112
Chemicals                                                        5.6               5,257,485
Diversified Industry                                             5.4               5,043,467
Household Products                                               4.3               4,083,494
Tobacco                                                          3.5               3,249,715
Banking and Finance                                              3.4               3,179,970

                        See notes to financial statements

SOUTH ASIA PORTFOLIO as of December 31, 2004

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2004

ASSETS

Investments, at value (identified cost, $63,847,083)                          $    92,701,528
Cash                                                                                  260,783
Foreign currency, at value (identified cost, $24)                                          25
Interest and dividends receivable                                                     232,799
Provisional tax refund                                                                 45,511
Tax claim receivable (note 6)                                                         815,258
---------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                  $    94,055,904
---------------------------------------------------------------------------------------------

LIABILITIES

Payable to affiliate for Trustees' fees                                       $         2,032
Accrued expenses                                                                       47,947
---------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                             $        49,979
---------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO                     $    94,005,925
---------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals                       $    65,124,235
Net unrealized appreciation (computed on the basis of identified cost)             28,881,690
---------------------------------------------------------------------------------------------
TOTAL                                                                         $    94,005,925
---------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 2004

INVESTMENT INCOME

Dividends (net of foreign taxes, $26,387)                                     $     1,115,857
Interest                                                                               99,988
---------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                       $     1,215,845
---------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                        $       486,463
Administration fee                                                                    162,241
Trustees' fees and expenses                                                             9,852
Custodian fee                                                                         260,556
Legal and accounting services                                                          74,648
Miscellaneous                                                                          22,230
---------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                $     1,015,990
---------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                         $       199,855
---------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)                            $     1,315,136
   Foreign currency transactions                                                     (147,816)
---------------------------------------------------------------------------------------------
NET REALIZED GAIN                                                             $     1,167,320
---------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                        $    12,428,479
   Foreign currency                                                                    27,495
---------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                          $    12,455,974
---------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                              $    13,623,294
---------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                    $    13,823,149
---------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                               YEAR ENDED            YEAR ENDED
                                                               DECEMBER 31, 2004     DECEMBER 31, 2003
-------------------------------------------------------------------------------------------------------
INCREASE (DECREASE)
IN NET ASSETS

From operations --
   Net investment income (loss)                                $          199,855    $          (33,612)
   Net realized gain from
      investment and foreign
      currency transactions                                             1,167,320             1,644,876
   Net change in unrealized
      appreciation (depreciation)
      from investments and
      foreign currency                                                 12,455,974            16,740,121
-------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                     $       13,823,149    $       18,351,385
-------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                               $       74,171,613    $       27,986,610
   Withdrawals                                                        (44,028,771)           (7,465,206)
-------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM CAPITAL TRANSACTIONS                                   $       30,142,842    $       20,521,404
-------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                     $       43,965,991    $       38,872,789
-------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                           $       50,039,934    $       11,167,145
-------------------------------------------------------------------------------------------------------
AT END OF YEAR                                                 $       94,005,925    $       50,039,934
-------------------------------------------------------------------------------------------------------

                        See notes to financial statements

SUPPLEMENTARY DATA

                                                                                 YEAR ENDED DECEMBER 31,
                                                       ----------------------------------------------------------------------
                                                              2004          2003          2002          2001          2000
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                      1.56%         1.82%         2.77%         2.52%         1.82%
   Expenses after custodian fee reduction                        1.56%         1.82%         2.77%         2.46%         1.75%
   Net investment income (loss)                                  0.31%        (0.18)%       (0.77)%       (1.02)%       (1.04)%
Portfolio Turnover                                                 73%           87%          112%          141%          133%
-----------------------------------------------------------------------------------------------------------------------------
Total Return(1)                                                 19.07%       120.47%         1.53%       (25.70)%          --
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                    $   94,006    $   50,040    $   11,167    $   13,650    $   23,236
-----------------------------------------------------------------------------------------------------------------------------

(1) Total return is required to be disclosed for fiscals years beginning after December 15, 2000.

                        See notes to financial statements

SOUTH ASIA PORTFOLIO as of December 31, 2004

NOTES TO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES

South Asia Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on January 18, 1994, seeks to achieve long-term capital appreciation by investing primarily in equity securities of companies in India and surrounding countries of the Indian sub-continent. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At December 31, 2004, the Eaton Vance Greater India Fund held an approximate 99.9% interest in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A INVESTMENT VALUATIONS -- Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. The value of preferred equity securities that are valued by a pricing service on a bond basis will be adjusted by an income factor, to be determined by the investment adviser, to reflect the next anticipated regular dividend. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. The daily valuation of foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Portfolio may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B FEDERAL TAXES -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is individually responsible for the payment of any taxes on its share of such income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code), in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to capital gains tax in India on gains realized upon disposition of Indian securities, payable prior to repatriation of sales proceeds. The tax is computed on net realized gains; any realized losses in excess of gains may be carried forward to offset future gains. During the year ended December 31, 2004, the Portfolio made payments of tax subject to such requirement in the amount of $75,342. In addition, the Portfolio may accrue a deferred tax liability for net unrealized gains in excess of available carryforwards on Indian securities based on existing tax rates and anticipated holding periods of the securities. As of December 31, 2004, non-U.S. taxes provided on unrealized gains were zero. The Portfolio has recorded a receivable of $45,511 for provisional tax rebate for the Indian tax year ending March 31, 2005.

C FINANCIAL FUTURES CONTRACTS -- Upon entering into a financial futures contract, the Portfolio is required to deposit (initial margin) either cash or securities in an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and financial futures contract to buy.

D FOREIGN CURRENCY TRANSLATION -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Realized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

E FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

F EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations. For the year ended December 31, 2004, there were no credit balances used to reduce the Portfolio's custodian fee.

G USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I OTHER -- Investment transactions are accounted for on the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The investment adviser fee is earned by Lloyd George Investment Management (Bermuda) Limited (the Adviser) as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Adviser receives a monthly fee of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended December 31, 2004, the adviser fee was 0.75% of average daily net assets and amounted to $486,463. In addition, an administration fee is earned by Eaton Vance Management (EVM) for administering the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (equal to 0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended December 31, 2004, the administration fee was 0.25% of average net assets and amounted to $162,241. Except as to Trustees of the Portfolio who are not members of the Adviser's or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  INVESTMENT TRANSACTIONS

For the year ended December 31, 2004, purchases and sales of investments, other than short-term obligations, aggregated $76,679,422 and $42,540,291, respectively.

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2004, as computed on a federal income tax basis, are as follows:

AGGREGATE COST                            $  63,847,083
-------------------------------------------------------
Gross unrealized appreciation             $  28,888,311
Gross unrealized depreciation                   (33,866)
-------------------------------------------------------
NET UNREALIZED APPRECIATION               $  28,854,445
-------------------------------------------------------

The appreciation on currency is $27,245.

5  RISKS ASSOCIATED WITH FOREIGN INVESTMENTS

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

Settlement of securities transactions in the Indian subcontinent may be delayed and is generally less frequent than in the United States, which could affect the liquidity of the Portfolio's assets. The Portfolio may be unable to sell securities where the registration process is incomplete and may experience delays in receipt of dividends.

6  INDIA TAXES

The Portfolio is subject to certain Indian income taxes in connection with distributions from, and transactions in, Indian securities. The Indian tax authority has conducted a review of the Portfolio's tax returns filed for the years ended March 31, 2002 and 2001. In March 2004, the Indian tax authority assessed the Portfolio additional taxes for the 2000-2001 tax year and recalculated the refund owed to the Portfolio for the 2001-2002 tax year, a net assessment of approximately US $815,000. While the outcome of an appeal cannot be predicted, the Portfolio has appealed the assessment and has been advised by Indian legal counsel that it has a strong case for appeal with ultimate success. The appeal process may be lengthy and will involve expense to the Portfolio. The Indian tax authority has required the Portfolio to pay the assessed amount pending the appeal. The Portfolio has paid such amount to the tax authority. Such amount is reflected as a tax claim receivable on the Statement of Assets and Liabilities.

7  LINE OF CREDIT

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a committed $150 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2004.

SOUTH ASIA PORTFOLIO as of December 31, 2004

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE TRUSTEES AND INVESTORS
OF SOUTH ASIA PORTFOLIO

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of South Asia Portfolio (the Portfolio) as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of South Asia Portfolio at December 31, 2004, the results of its operations, the changes in its net assets, and the supplementary data for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 25, 2005

EATON VANCE GREATER INDIA FUND

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Special Investment Trust (the Trust) and South Asia Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, "EVD" refers to Eaton Vance Distributors, Inc., "LGM" refers to Lloyd George Management (B.V.I.) Limited, and "Lloyd George" refers to Lloyd George Investment Management (Bermuda) Limited. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM. Lloyd George is a wholly-owned subsidiary of LGM.

                   POSITION(S)      TERM OF                                      NUMBER OF PORTFOLIOS
                    WITH THE       OFFICE AND                                       IN FUND COMPLEX
   NAME AND         TRUST AND      LENGTH OF        PRINCIPAL OCCUPATION(S)           OVERSEEN BY
 DATE OF BIRTH    THE PORTFOLIO     SERVICE         DURING PAST FIVE YEARS            TRUSTEE(1)          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE

James B. Hawkes  Trustee of the    Trustee of    Chairman, President and                  195                  Director of EVC
11/9/41          Trust; Trustee    the Trust     Chief Executive Officer of
                    and Vice      since 1989;    BMR, EVC, EVM and EV;
                  President of       of the      Director of EV; Vice
                  the Portfolio    Portfolio     President and Director of
                                   since 1994    EVD. Trustee and/or officer
                                                 of 195 registered investment
                                                 companies in the Eaton Vance
                                                 Fund Complex. Mr. Hawkes is
                                                 an interested person because
                                                 of his positions with BMR,
                                                 EVM, EVC and EV, which are
                                                 affiliates of the Fund and
                                                 the Portfolio.

Hon. Robert        Trustee and     Since 1994    Chief Executive Officer of                5
Lloyd George      President of                   LGM and Lloyd George.
8/13/52           the Portfolio                  Chairman of LGM. Mr. Lloyd
                                                 George is an interested
                                                 person because of his
                                                 positions with LGM and Lloyd
                                                 George, which are affiliates
                                                 of the Portfolio.

NONINTERESTED TRUSTEE(S)

Edward K.Y.      Trustee of the    Since 1994    President of Lingnan                      5              Director of First Pacific
Chen                Portfolio                    University in Hong Kong.                                  Company, Asia Satellite
1/14/45                                                                                                      Telecommunications
                                                                                                           Holdings Ltd. and Wharf
                                                                                                         Holdings Limited (property
                                                                                                               management and
                                                                                                               communications)

Samuel L.            Trustee       Trustee of    Jacob H. Schiff Professor of             195             Director of Tiffany & Co.
Hayes, III                         the Trust     Investment Banking Emeritus,                             (specialty retailer) and
2/23/35                           since 1989;    Harvard University Graduate                                    Telect, Inc.
                                     of the      School of Business                                          (telecommunication
                                   Portfolio     Administration.                                              services company)
                                   since 1994

William H. Park      Trustee       Since 2003    President and Chief                      195                       None
9/19/47                                          Executive Officer, Prizm
                                                 Capital Management, LLC
                                                 (investment management firm)
                                                 (since 2002). Executive Vice
                                                 President and Chief
                                                 Financial Officer, United
                                                 Asset Management Corporation
                                                 (a holding company owning
                                                 institutional investment
                                                 management firms)
                                                 (1982-2001).

Ronald A.            Trustee       Since 2003    Professor of Law, Georgetown             195                       None
Pearlman                                         University Law Center (since
7/10/40                                          1999). Tax Partner,
                                                 Covington & Burling,
                                                 Washington, DC (1991-2000).

                   POSITION(S)      TERM OF                                      NUMBER OF PORTFOLIOS
                    WITH THE       OFFICE AND                                       IN FUND COMPLEX
   NAME AND         TRUST AND      LENGTH OF        PRINCIPAL OCCUPATION(S)           OVERSEEN BY
 DATE OF BIRTH    THE PORTFOLIO     SERVICE         DURING PAST FIVE YEARS            TRUSTEE(1)          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
NONINTERESTED TRUSTEE(S) (CONTINUED)

Norton H.            Trustee       Trustee of    President, Chief Executive               195                       None
Reamer                             the Trust     Officer and a Director of
9/21/35                           since 1989;    Asset Management Finance
                                     of the      Corp. (a specialty finance
                                   Portfolio     company serving the
                                   since 1996    investment management
                                                 industry) (since October
                                                 2003). President, Unicorn
                                                 Corporation (an investment
                                                 and financial advisory
                                                 services company) (since
                                                 September 2000). Formerly,
                                                 Chairman and Chief Operating
                                                 Officer, Hellman, Jordan
                                                 Management Co., Inc. (an
                                                 investment management
                                                 company) (2000-2003).
                                                 Formerly, Advisory Director
                                                 of Berkshire Capital
                                                 Corporation (investment
                                                 banking firm) (2002-2003).
                                                 Formerly Chairman of the
                                                 Board, United Asset
                                                 Management Corporation (a
                                                 holding company owning
                                                 institutional investment
                                                 management firms) and
                                                 Chairman, President and
                                                 Director, UAM Funds (mutual
                                                 funds) (1980-2000).

Lynn A. Stout    Trustee of the    Trustee of    Professor of Law, University             195                       None
9/14/57               Trust        the Trust     of California at Los Angeles
                                  since 1998;    School of Law (since July
                                     of the      2001). Formerly, Professor
                                   Portfolio     of Law, Georgetown
                                   since 2003    University Law Center.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                          POSITION(S)            TERM OF
                           WITH THE            OFFICE AND
  NAME AND                 TRUST AND            LENGTH OF                             PRINCIPAL OCCUPATION(S)
DATE OF BIRTH            THE PORTFOLIO           SERVICE                              DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
Thomas E. Faust     President of the Trust     Since 2002     Executive Vice President of EVM, BMR, EVC and EV; Chief Investment
Jr. 5/31/58                                                   Officer of EVM and BMR and Director of EVC. Chief Executive Officer
                                                              of Belair Capital Fund LLC, Belcrest Capital Fund LLC, Belmar Capital
                                                              Fund LLC, Belport Capital Fund LLC and Belrose Capital Fund LLC
                                                              (private investment companies sponsored by EVM). Officer of 59 registered investment companies managed by EVM or BMR.

William Walter       Vice President of the     Since 1994     Director, Finance Director and Chief Operating Officer of Lloyd
Raleigh Kerr               Portfolio                          George. Director of LGM. Officer of 4 registered investment companies
8/17/50                                                       managed by EVM or BMR.

Duke E. Laflamme     Vice President of the     Since 2001     Vice President of EVM and BMR. Officer of 11 registered investment
7/8/69                       Trust                            companies managed by EVM or BMR.

Thomas H. Luster     Vice President of the     Since 2002     Vice President of EVM and BMR. Officer of 16 registered investment
4/8/62                       Trust                            companies managed by EVM or BMR.

George C.            Vice President of the     Since 2004     Senior Managing Director of Fox. Officer of 12 registered investment
Pierides 12/26/57            Trust                            companies managed by EVM or BMR.

Zaheer Sitabkhan     Vice President of the     Since 1999     Director, Lloyd George. Officer of 1 registered investment company
1/17/65                    Portfolio                          managed by EVM or BMR.

William J.             Treasurer of the      Since 2002(2)    Vice President of EVM and BMR. Officer of 53 registered investment
Austin, Jr.                Portfolio                          companies managed by EVM or BMR.
12/27/51

Alan R. Dynner             Secretary           Since 1997     Vice President, Secretary and Chief Legal Officer of BMR, EVM, EVD,
10/10/40                                                      EV and EVC. Officer of 195 registered investment companies managed by
                                                              EVM or BMR.

                          POSITION(S)            TERM OF
                           WITH THE            OFFICE AND
  NAME AND                 TRUST AND            LENGTH OF                             PRINCIPAL OCCUPATION(S)
DATE OF BIRTH            THE PORTFOLIO           SERVICE                              DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
James L.            Treasurer of the Trust     Since 1989     Vice President of BMR, EVM and EVD. Officer of 117 registered
O'Connor 4/1/45                                               investment companies managed by EVM or BMR.

Paul M. O'Neil         Chief Compliance        Since 2004     Vice President of EVM and BMR. Officer of 195 registered investment
7/11/53                     Officer                           companies managed by EVM or BMR.


(1)  Includes both master and feeder funds in a master-feeder structure.

(2) Prior to 2002, Mr. Austin served as Assistant Treasurer of the Portfolio from 1994.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge by calling 1-800-225-6265.

                       THIS PAGE INTENTIONALLY LEFT BLANK

                       THIS PAGE INTENTIONALLY LEFT BLANK

                       THIS PAGE INTENTIONALLY LEFT BLANK

                   INVESTMENT ADVISER OF SOUTH ASIA PORTFOLIO
                       LLOYD GEORGE INVESTMENT MANAGEMENT
                                (BERMUDA) LIMITED
                            3808 ONE EXCHANGE SQUARE
                               CENTRAL, HONG KONG

              SPONSOR AND MANAGER OF EATON VANCE GREATER INDIA FUND
                    AND ADMINISTRATOR OF SOUTH ASIA PORTFOLIO
                             EATON VANCE MANAGEMENT
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

                              PRINCIPAL UNDERWRITER
                         EATON VANCE DISTRIBUTORS, INC.
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109
                                 (617) 482-8260

                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 CLARENDON STREET
                                BOSTON, MA 02116

                                 TRANSFER AGENT
                                    PFPC INC.
                             ATTN: EATON VANCE FUNDS
                                  P.O. BOX 9653
                            PROVIDENCE, RI 02940-9653
                                 (800) 262-1122

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                              DELOITTE & TOUCHE LLP
                               200 BERKELEY STREET
                              BOSTON, MA 02116-5022


                         EATON VANCE GREATER INDIA FUND
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109


   THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. BEFORE
      INVESTING, INVESTORS SHOULD CONSIDER CAREFULLY THE FUND'S INVESTMENT OBJECTIVE(S), RISKS, AND CHARGES AND EXPENSES. THE FUND'S CURRENT PROSPECTUS
CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND AND IS AVAILABLE THROUGH YOUR
  FINANCIAL ADVISOR. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR
         SEND MONEY. FOR FURTHER INFORMATION PLEASE CALL 1-800-225-6265.

142-2/05                                                                   GISRC

[EV LOGO]

[GRAPHIC IMAGE]

ANNUAL REPORT DECEMBER 31 , 2004

EATON VANCE INSTITUTIONAL SHORT TERM INCOME FUND

                      IMPORTANT NOTICES REGARDING PRIVACY,
                       DELIVERY OF SHAREHOLDER DOCUMENTS,
                      PORTFOLIO HOLDINGS, AND PROXY VOTING

PRIVACY. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

   - Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

   - None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

   - Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

   - We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

      For more information about Eaton Vance's Privacy Policy, please call
                                1-800-262-1122.

DELIVERY OF SHAREHOLDER DOCUMENTS. The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

PORTFOLIO HOLDINGS. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the Securities and Exchange Commission for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the Securities and Exchange Commision's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

PROXY VOTING. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to Portfolio securities during the 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at www.sec.gov.

EATON VANCE INSTITUTIONAL SHORT TERM INCOME FUND as of December 31, 2004

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

[PHOTO OF THOMAS H. LUSTER]

Thomas H. Luster
Portfolio Manager


MANAGEMENT DISCUSSION

- During 2004, the U.S. economy experienced another year of solid growth, growing at an annualized rate of 3.7% with moderate inflation, despite a sharp increase in energy prices.

- Energy prices rose significantly during the year, with oil reaching record high levels before ending the year at $43.45 per barrel. Nevertheless, core inflation -- which excludes volatile food and energy prices -- remained low. Consumers continued to drive the economy's growth, with the help of tax cuts, low home mortgage and refinancing rates, appreciation in home equity values, and employment growth of more than two million jobs. Business spending began the year slowly, but increased as the year progressed.

- In a significant development for the fixed-income markets, the U.S. Federal Reserve Board increased the Fed Funds Target Rate, a key short-term interest-rate benchmark, by 25 basis points (0.25%) on five separate occasions between June 2004 and December 2004 -- from 1.00% to 2.25%. In its December 2004 meeting, the Fed indicated its focus had shifted from supporting economic growth to fighting potential inflation, which we believe increases the possibility of future short-term rate hikes.

THE FUND

   THE PAST YEAR

- Eaton Vance Institutional Short Term Income Fund had a total return of 1.19% for the year ended December 31, 2004.(1) This return resulted from an increase in the Fund's net asset value to $50.24 per share on December 31, 2004, from $50.19 per share at December 31, 2003, and the reinvestment of $0.548 in dividends.

- By comparison, the Fund's benchmark, the Merrill Lynch U.S. Corporate & Government, 1-3 Years, A-Rated and Above Index, had a total return of 1.09% during the same period.(2)

- Management continued to maintain a relatively short weighted average maturity in the Fund to provide flexibility for interest rate increases. Although shorter-maturity securities typically offer lower yields, their flexibility enabled management to reinvest at higher rates more quickly, helping to increase the Fund's income stream. The Fund's structure will continue to be shaped by expectations regarding Fed policy, economic conditions and available investment opportunities.

   ABOUT THE FUND

- Eaton Vance Institutional Short Term Income Fund seeks current income and liquidity. The Fund seeks to meet its investment objective by investing in U.S. Treasury obligations; U.S. agency obligations; obligations of commercial banks or savings and loan associations; repurchase agreements; auction rate securities; commercial paper; investment grade corporate bonds; fixed- and floating-rate asset-backed securities; and mortgage-backed securities. The Fund maintains a dollar-weighted average portfolio maturity of not more than three years. The dollar-weighted average duration of the Fund will not exceed two years.


THE VIEWS EXPRESSED THROUGHOUT THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGER AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND THE INVESTMENT ADVISER DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

FUND INFORMATION
As of December 31, 2004

PERFORMANCE(1)

SEC Average Annual Total Returns
One Year                           1.19%
Life of Fund+                      1.08

+   Inception Date - 1/7/03

FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

(1) RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. THERE IS NO SALES CHARGE.

(2) IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. THE INDEX'S TOTAL RETURN DOES NOT REFLECT COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE OR OFFERING PRICE (AS APPLICABLE) WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. FOR PERFORMANCE AS OF THE MOST RECENT MONTH-END, PLEASE REFER TO www.eatonvance.com.

EATON VANCE INSTITUTIONAL SHORT TERM INCOME FUND as of December 31, 2004 PERFORMANCE

The line graph and table set forth below provide information about the Fund's performance. The line graph compares the performance of the Fund with that of the Merrill Lynch U.S. Corporate & Government, 1-3 Years, A-Rated and Above Index, a representative, unmanaged index of U.S. Treasury securities and corporate bonds with maturities of between one and three years. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of the Fund and the Merrill Lynch U.S. Corporate & Government, 1-3 Years, A-Rated and Above Index. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

PERFORMANCE

SEC Average Annual Total Returns
One year                           1.19%
Life of Fund                       1.08

+  Inception Date - 1/7/03

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE OR OFFERING PRICE (AS APPLICABLE) WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. FOR PERFORMANCE AS OF THE MOST RECENT MONTH-END, PLEASE REFER TO www.eatonvance.com.

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE INSTITUTIONAL SHORT-TERM INCOME FUND VS. THE MERRILL LYNCH U.S. CORPORATE & GOVERNMENT, 1-3 YRS, A-RATED AND ABOVE INDEX**

JANUARY 31, 2003 - DECEMBER 31, 2004

              EATON VANCE INSTITUTIONAL     MERRILL LYNCH U.S. CORP. &
   DATE        SHORT-TERM INCOME FUND         GOV., 1-3 YRS... INDEX
  1/31/2003                      10,000                            10,000
  2/28/2003                    10013.98                            10,046
  3/31/2003                    10021.97                            10,067
  4/30/2003                    10033.96                            10,092
  5/31/2003                    10047.94                            10,140
  6/30/2003                    10051.94                            10,158
  7/31/2003                    10045.94                            10,095
  8/31/2003                    10051.94                            10,102
  9/30/2003                    10069.92                            10,202
 10/31/2003                    10069.92                            10,162
 11/30/2003                    10073.92                            10,160
 12/31/2003                    10083.92                            10,222
  1/31/2004                    10089.95                            10,245
  2/29/2004                    10097.99                            10,297
  3/31/2004                    10106.02                            10,332
  4/30/2004                    10110.04                            10,230
  5/31/2004                    10116.07                            10,214
  6/30/2004                    10124.11                            10,213
  7/31/2004                    10136.16                            10,256
  8/31/2004                    10148.22                            10,332
  9/30/2004                    10160.27                            10,325
 10/31/2004                    10172.33                            10,359
 11/30/2004                    10186.39                            10,309
 12/31/2004                     10204.1                            10,333

OFFICIAL NAME VIA BLOOMBERG: MERRILL LYNCH U.S. CORPORATE & GOVERNMENT, 1-3 YRS, A RATED AND ABOVE.

STATISTICS NOTES
---------------
* Bloomberg Ticker Symbol is B110.

** Sources: Thomson Financial; Lipper Inc. Investment operations commenced
   1/7/03. The chart uses the closest month-end after inception.

The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

[CHART]

ASSET ALLOCATION*
By net assets

U.S. Government Agency Obligations      11.3%
Commercial Paper                        54.1%
Preferred Stocks                         0.3%
Mortgage-Backed Securities               1.1%
Short-Term Investments                   2.0%
Corporate Bonds                          3.0%
Asset-Backed Securities                  6.7%
Auction-Rate Securities                 21.2%

* Asset allocation information may not be representative of the Fund's current or future investments and may change due to active management.

EATON VANCE INSTITUTIONAL SHORT TERM INCOME FUND as of December 31, 2004 FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 - December 31, 2004).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                EATON VANCE INSTITUTIONAL SHORT TERM INCOME FUND

                                            BEGINNING ACCOUNT VALUE    ENDING ACCOUNT VALUE    EXPENSES PAID DURING PERIOD*
                                                   (7/1/04)                 (12/31/04)             (7/1/04 - 12/31/04)
---------------------------------------------------------------------------------------------------------------------------
Actual                                           $   1,000.00               $   1,007.90                 $       1.51

Hypothetical
(5% return per year before expenses)             $   1,000.00               $   1,023.60                 $       1.53

* Expenses are equal to the Fund's annualized expense ratio of 0.30% multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2004.

EATON VANCE INSTITUTIONAL SHORT TERM INCOME FUND as of December 31, 2004 PORTFOLIO OF INVESTMENTS

ASSET BACKED SECURITIES -- 6.7%

                                                               PRINCIPAL
                                                               AMOUNT
SECURITY                                                       (000'S OMITTED)    VALUE
--------------------------------------------------------------------------------------------------
AMXCA 2003-1-A, 1.87%, 9/15/10(1)                              $          1,000   $      1,003,367
BOIT Series 2003-B1, Class B-1, 2.77%, 12/15/10(1)                        1,000          1,006,691
CARAT 2003-3 A1A, 1.77%, 1/16/06                                            718            716,949
CCCIT Series 2003-A4 Class A4, 2.58%, 3/20/09(1)                          2,100          2,104,065
CHAMT 2002-8 A, 1.82%, 3/17/08(1)                                         1,000          1,001,151
CHAMT Series 2004-1B, Class B, 2.60%, 5/15/09(1)                          1,000          1,000,625
FORDO 2002-B-A3B, 1.82%, 12/15/05(1)                                         68             67,716
MBNAS, Series 2003-A3 Class A3, 2.52%, 8/16/10(1)                         2,100          2,107,221
--------------------------------------------------------------------------------------------------

TOTAL ASSET BACKED SECURITIES
   (IDENTIFIED COST, $8,991,773)                                                  $      9,007,785
--------------------------------------------------------------------------------------------------

AUCTION-RATE SECURITIES -- 21.2%

SECURITY                                                       SHARES             VALUE
--------------------------------------------------------------------------------------------------
Calamos Convertible Opportunities and Income Fund,
2.30%(1)(2)                                                                  76   $      1,900,000
Cohen and Steers Premium Income Realty Fund,
2.30%(1)(2)                                                                 132          3,300,000
Cohen and Steers Quality Income Realty Fund, Inc.,
2.40%(1)(2)                                                                  50          1,250,000
Cohen and Steers REIT and Preferred Income Fund, Inc.,
2.75%(1)(2)                                                                  40          1,000,000
Cohen and Steers REIT and Utility Income Fund, Inc.,
2.61%(1)(2)                                                                  74          1,850,000
Colorado Educational and Cultural Facility,
1.70%, 7/1/33(1)                                                          3,900          3,900,000
Connecticut, 1.80%, 5/1/12(1)                                             3,800          3,800,000
County of San Diego, CA, 1.78%, 8/15/30(1)                                3,900          3,900,000
Nebraska Public Power District, 1.70%, 1/1/14(1)                          1,400          1,400,000
Northern Municipal Power Agency MN Electric,
1.65%, 1/1/21(1)                                                          3,600          3,600,000
Scudder RREEF Securities Real Estate Fund, Inc.,
2.67%(1)(2)                                                                 106          2,650,000
--------------------------------------------------------------------------------------------------

TOTAL AUCTION-RATE SECURITIES
   (IDENTIFIED COST, $28,550,000)                                                 $     28,550,000
--------------------------------------------------------------------------------------------------

COMMERCIAL PAPER -- 54.1%

                                                               PRINCIPAL
                                                               AMOUNT
SECURITY                                                       (000'S OMITTED)    VALUE
--------------------------------------------------------------------------------------------------
American General Finance Corp., 2.23%, 1/24/05                 $          3,179   $      3,174,274
American General Finance Corp., 2.37%, 2/18/05                            2,872          2,862,735
American Honda Finance Corp., 2.32%, 1/25/05                              3,600          3,594,200
Barton Capital Corp., 2.17%, 1/5/05(3)                                    3,900          3,898,824
CAFCO, LLC, 2.34%, 1/31/05(3)                                             3,700          3,692,544
CIESCO, LLC, 2.34%, 2/14/05(3)                                            5,000          4,985,375
Cortez Captial Corp., 2.31%, 1/14/05(3)                                   3,700          3,696,676
CRC Funding, LLC, 2.18%, 1/4/05(3)                                        3,000          2,999,274
CXC, LLC, 2.18%, 1/18/05                                                  3,900          3,895,749
General Electric Capital Corp., 2.30%, 2/9/05                             3,000          2,992,333
General Electric Capital Corp., 2.32%, 1/18/05                            5,000          4,994,200
Kitty Hawk Funding Corp., 2.34%, 1/21/05(3)                               3,229          3,224,593
Midstate Federal Savings, 2.33%, 1/25/05                                  5,000          4,991,910
National Rural Utilities Coop. Finance Corp.,
2.33%, 1/19/05                                                            1,897          1,894,667
New York Life Capital Corp., 2.31%, 2/1/05                                3,600          3,592,608
Novartis Finance Corp., 2.15%, 1/4/05(3)                                  4,000          3,999,044
Old Line Funding, LLC, 2.23%, 1/11/05(3)                                  1,990          1,988,644
Prudential Funding, LLC, 2.00%, 1/7/05                                    2,387          2,386,072
Ranger Funding Co., LLC, 2.31%, 1/20/05(3)                                2,000          1,997,433
Toyota Motor Credit Corp., 2.25%, 1/28/05                                 4,458          4,450,199
Yorktown Capital, LLC, 2.33%, 1/18/05(3)                                  3,700          3,695,690
--------------------------------------------------------------------------------------------------

TOTAL COMMERCIAL PAPER
   (AT AMORTIZED COST, $73,007,044)                                               $     73,007,044
--------------------------------------------------------------------------------------------------

CORPORATE BONDS -- 3.0%

                                                               PRINCIPAL
                                                               AMOUNT
SECURITY                                                       (000'S OMITTED)    VALUE
--------------------------------------------------------------------------------------------------
FleetBoston Financial Corp., 7.125%, 4/15/06                   $          1,000   $      1,046,915
General Motors Acceptance Corp., 2.595%, 5/18/06(1)                       2,000          1,991,544
Washington Gas Light Co., 7.45%, 6/20/05                                  1,000          1,017,881
--------------------------------------------------------------------------------------------------

TOTAL CORPORATE BONDS
   (IDENTIFIED COST $4,080,718)                                                   $      4,056,340
--------------------------------------------------------------------------------------------------

                        See notes to financial statements

MORTGAGE-BACKED SECURITIES -- 1.1%

                                                               PRINCIPAL
                                                               AMOUNT
SECURITY                                                       (000'S OMITTED)    VALUE
--------------------------------------------------------------------------------------------------
FHLMC, PAC CMO, Series 2335-VA,
6.50%, 4/15/12                                                 $          1,010   $      1,015,725
FHLMC, PAC CMO, Series 2401-GD,
5.75%, 9/15/28                                                              483            483,032
--------------------------------------------------------------------------------------------------

TOTAL MORTGAGE-BACKED SECURITIES
   (IDENTIFIED COST, $1,505,540)                                                  $      1,498,757
--------------------------------------------------------------------------------------------------

PREFERRED STOCKS -- 0.3%

SECURITY                                                       SHARES             VALUE
--------------------------------------------------------------------------------------------------
Trans-Canada Pipelines, 8.25%, 10/1/47(2)                                18,000   $        455,276
--------------------------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS
   (IDENTIFIED COST $457,013)                                                     $        455,276
--------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY
OBLIGATIONS -- 11.3%

                                                               PRINCIPAL
                                                               AMOUNT
SECURITY                                                       (000'S OMITTED)    VALUE
--------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 2.22%, 9/29/06                         $          1,000   $      1,000,816
Federal Home Loan Bank, 4.20%, 11/5/08                                    2,000          2,000,092
Federal Home Loan Bank, 5.01%, 9/28/07                                    2,000          2,010,376
Federal Home Loan Bank, 5.75%, 10/15/07                                     700            746,153
FNMA, 2.12%, 2/17/06                                                      1,000            999,751
FNMA, 2.625%, 10/23/06                                                    1,000            982,280
FNMA, 4.90%, 6/13/07                                                      1,200          1,211,205
FNMA, 5.00%, 8/17/09                                                      2,000          2,005,512
FNMA, 5.35%, 4/12/07                                                      1,750          1,762,404
FNMA Discount Notes, 2.15%, 1/5/05                                        2,589          2,588,227
--------------------------------------------------------------------------------------------------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (IDENTIFIED COST, $15,325,810)                                                 $     15,306,816
--------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 2.0%

                                                               PRINCIPAL
                                                               AMOUNT
SECURITY                                                       (000'S OMITTED)    VALUE
--------------------------------------------------------------------------------------------------
Investors Bank and Trust Company Time Deposit,
2.25%, 1/3/05                                                  $          2,700   $      2,700,000
--------------------------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
   (AT AMORTIZED COST, $2,700,000)                                                $      2,700,000
--------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 99.7%
   (IDENTIFIED COST $134,617,898)                                                 $    134,582,018
--------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 0.3%                                            $        445,336
--------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                              $    135,027,354
--------------------------------------------------------------------------------------------------

AMXCA - American Express Credit Account Master Trust

BOIT - Bank One Issuance Trust

CARAT - Capital Auto Receivables Asset Trust

CCCIT - Citibank Credit Card Issuance Trust

CHAMT - Chase Credit Card Master Trust

FHLMC - Federal Home Loan Mortgage Corporation (Freddie Mac)

FNMA - Federal National Mortgage Association (Fannie Mae)

FORDO - Ford Credit Auto Owner Trust

MBNAS - MBNA Credit Card Master Note Trust

Securities issued by Fannie Mae or Federal Home Loan Bank are not issued or guaranteed by the U.S. Government.

(1) Variable rate security. The stated interest rate represents the rate in effect at December 31, 2004.

(2) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(3) A security which has been issued under section 4(2) of the Securities Act of 1933 and is generally regarded as restricted and illiquid. This security may be resold in transactions exempt from registration or to the public if the security is registered. All such securities held have been deemed by the Fund's Trustees to be liquid and were purchased with the expectation that resale would not be necessary.

                        See notes to financial statements

EATON VANCE INSTITUTIONAL SHORT TERM INCOME FUND as of December 31, 2004 FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2004

ASSETS

Investments, at value (identified cost, $134,617,898)                             $    134,582,018
Cash                                                                                           315
Receivable for investments sold                                                            200,000
Dividends and interest receivable                                                          252,767
--------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                      $    135,035,100
--------------------------------------------------------------------------------------------------

LIABILITIES

Payable to affiliate for investment adviser fee and administration fee            $          7,193
Payable to affiliate for service fees                                                          553
--------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                 $          7,746
--------------------------------------------------------------------------------------------------
NET ASSETS FOR 2,687,759 SHARES OF BENEFICIAL INTEREST OUTSTANDING                $    135,027,354
--------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Paid-in capital                                                                   $    135,063,234
Net unrealized depreciation (computed on the basis of identified cost)                     (35,880)
--------------------------------------------------------------------------------------------------
TOTAL                                                                             $    135,027,354
--------------------------------------------------------------------------------------------------

NET ASSET VALUE, OFFERING PRICE AND
REDEMPTION PRICE PER SHARE

($135,027,354 DIVIDED BY 2,687,759 SHARES OF BENEFICIAL INTEREST OUTSTANDING)     $          50.24
--------------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 2004

INVESTMENT INCOME

Interest                                                                          $      2,214,961
Dividends                                                                                  236,338
--------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                           $      2,451,299
--------------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                            $        394,267
Administration fee                                                                         157,708
Service fees                                                                               394,267
--------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                    $        946,242
--------------------------------------------------------------------------------------------------
Deduct --
   Reduction of investment adviser fee                                            $        315,413
   Reduction of service fees                                                               157,702
--------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                                          $        473,115
--------------------------------------------------------------------------------------------------

NET EXPENSES                                                                      $        473,127
--------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                             $      1,978,172
--------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)                                $         14,108
   Realized gain distributions from auction-rate securities                                 20,241
--------------------------------------------------------------------------------------------------
NET REALIZED GAIN                                                                 $         34,349
--------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                            $        (61,701)
--------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                              $        (61,701)
--------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS                                                  $        (27,352)
--------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                        $      1,950,820
--------------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                                            YEAR ENDED          PERIOD ENDED
IN NET ASSETS                                                  DECEMBER 31, 2004   DECEMBER 31, 2003(1)
-------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                                       $      1,978,172    $            788,815
   Net realized gain (loss) from
       investment transactions and
       realized gain distributions
       from auction-rate securities                                      34,349                 (61,025)
   Net change in unrealized appreciation
       (depreciation) from investments                                  (61,701)                 25,821
-------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                     $      1,950,820    $            753,611
-------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income                                  $     (1,472,892)   $           (541,796)
-------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                            $     (1,472,892)   $           (541,796)
-------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares                                $    109,818,609    $        166,000,050
   Cost of shares redeemed                                          (72,383,926)            (69,097,122)
-------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                                          $     37,434,683    $         96,902,928
-------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                     $     37,912,611    $         97,114,743
-------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                           $     97,114,743    $                 --
-------------------------------------------------------------------------------------------------------
AT END OF YEAR                                                 $    135,027,354    $         97,114,743
-------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, January 7, 2003, to December 31, 2003.

                        See notes to financial statements

FINANCIAL HIGHLIGHTS

                                                                      YEAR ENDED DECEMBER 31,
                                                               -------------------------------------
                                                                    2004(1)            2003(1)(2)
----------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                           $         50.190     $         50.000
----------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                          $          0.632     $          0.422
Net realized and unrealized gain (loss)                                  (0.034)               0.048
----------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                                   $          0.598     $          0.470
----------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                                     $         (0.548)    $         (0.280)
----------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                            $         (0.548)    $         (0.280)
----------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                                 $         50.240     $         50.190
----------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                            1.19%                0.94%
----------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA+

Net assets, end of year (000's omitted)                        $        135,027     $         97,115
Ratios (As a percentage of average daily net assets):
   Net expenses                                                            0.30%                0.55%(4)
   Net investment income                                                   1.25%                0.85%(4)
Portfolio Turnover                                                          390%                 429%(5)

+ The operating expenses of the Fund reflect reductions of both the investment adviser fee and service fees. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average daily net assets):
   Expenses                                                                0.60%                0.60%(4)
   Net investment income                                                   0.95%                0.80%(4)
Net investment income per share                                $          0.480     $          0.397

(1) Net investment income per share was computed using average shares outstanding.

(2) For the period from the start of business January 7, 2003, to December 31, 2003.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total return would have been lower had certain expenses not been reduced during the periods shown.

(4)  Annualized.

(5) Revised portfolio turnover rate. The previously reported portfolio turnover rate was 4%.

                        See notes to financial statements

EATON VANCE INSTITUTIONAL SHORT TERM INCOME FUND as of December 31, 2004 NOTES TO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES

   Eaton Vance Institutional Short Term Income Fund (the Fund) is a non-diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek current income and liquidity. The Fund invests in U.S. Treasury obligations, U.S. agency obligations, obligations of commercial banks or savings and loan associations (such as bankers' acceptances and fixed and variable rate certificates of deposit), repurchase agreements, auction rate securities, commercial paper, investment grade corporate bonds (rated BBB or higher by a nationally recognized statistical rating organization), investment grade preferred securities, fixed and floating rate asset-backed securities and mortgage-backed securities. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATIONS -- Debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Marketable securities, including options, that are listed on foreign or U.S. securities exchanges are valued at closing sale prices on the exchange where such securities are principally traded. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Short-term obligations maturing in 60 days or less are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

   B INCOME -- Interest income is determined on the basis of interest accrued, adjusted for accretion of discount or amortization of premium. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date.

   C FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income tax is necessary.

   D REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements collateralized by U.S. Treasury obligations, U.S. agency obligations, commercial paper and mortgage-backed securities involving any or all of its assets with banks and broker dealers determined to be creditworthy by the investment adviser, Eaton Vance Management. Under a repurchase agreement, the Fund buys a security at one price and simultaneously promises to sell that same security back to the seller at a higher price for settlement at a later date. The Fund's repurchase agreements will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement, and will be marked to market daily. The repurchase date is usually overnight, but may be within seven days of the original purchase date. In the event of bankruptcy of the counterparty or a third party custodian, the Fund might experience delays in recovering its cash or experience a loss.

   E OTHER -- Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

   F USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   G INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

2  DISTRIBUTION TO SHAREHOLDERS

   It is the present policy of the Fund to pay dividends and capital gains annually, normally in December. The Fund intends on its tax return to treat as a distribution of investment company taxable income and net capital gain the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders' portion of the Fund's undistributed investment company taxable income and net capital gain. This practice, which involves the use of equalization accounting, will have the effect of reducing the amount of income and gains that the Fund is required to distribute as dividends to shareholders in order for the Fund to avoid federal income tax and excise tax. This practice may also reduce the amount of distributions required to be made to nonredeeming shareholders and defer the recognition of taxable income by such shareholders. However, since the amount of any undistributed income will be reflected in the value of the Fund's shares, the total return on a shareholder's investment will not be reduced as a result of the Fund's distribution policy. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

   The tax character of distributions paid for the year ended December 31, 2004 was as follows:

                                                               YEAR ENDED           PERIOD ENDED
                                                               12/31/04             12/31/03
   -------------------------------------------------------------------------------------------------
   Distributions declared from:
   Ordinary income                                             $      1,472,892     $        541,796

   During the year ended December 31, 2004, accumulated net investment income was decreased by $505,280 accumulated net realized loss was decreased by $26,428 and paid-in capital was increased by $478,852 primarily due to the Fund's utilization of tax equalization. This change had no effect on the net assets or the net asset value per share.

   As of December 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

   Unrealized gain (loss)                                                           $        (35,880)

3  SHARES OF BENEFICIAL INTEREST

   The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                YEAR ENDED DECEMBER 31,
                                            -------------------------------
                                               2004                2003(1)
   ------------------------------------------------------------------------
   Sales                                     2,180,106            3,307,430
   Redemptions                              (1,427,333)          (1,372,444)
   ------------------------------------------------------------------------
   NET INCREASE                                752,773            1,934,986
   ------------------------------------------------------------------------

   (1) For the period from the start of business January 7, 2003, to December 31, 2003.

   At December 31, 2004, Eaton Vance Management owned 100% of the outstanding shares of the Fund.

4  PURCHASES AND SALES OF INVESTMENTS

   Purchases and sales (including maturities), other than U.S. Government securities and short-term obligations, aggregated $175,492,878 and $165,668,279, respectively for the year ended December 31, 2004. Purchase and sales of U.S. Government and Agency securities aggregated $43,674,710 and $25,677,679, respectively.

5  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management services rendered to the Fund. Under the investment advisery agreement with the Fund, Eaton Vance received a monthly advisory fee equal to 0.25% annually of the average daily net assets of the Fund. For the year ended December 31, 2004, the fee was equivalent to 0.25% of the Fund's average net assets and amounted to $394,267. Pursuant to a voluntary fee waiver, EVM made a reduction of its investment adviser fee in the amount of $315,413 for the year ended December 31, 2004. EVM also serves as administrator of the Fund, providing the Fund with administration services and related office facilities. In return, the Fund pays EVM administration fees equivalent to 0.10% of average daily net assets of the Fund. For the year ended December 31, 2004, the fee was equivalent to 0.10% of the Fund's average net assets and amounted to $157,708. EVM also pays all ordinary operating expenses of the Fund (except service, administrative services and advisery fees). Certain officers and Trustees of the Fund are officers of EVM. The Fund did not pay any Trustees fees for the year ended December 31, 2004.

6  SERVICE PLAN

   The Fund has adopted a service plan. Fund assets bear a service fee for personal and/or account services paid to the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM, in an amount not exceeding 0.25% of average daily net assets. EVD may pay up to the entire amount of the service fee to investment dealers and their employees, or to EVD employees for providing services to the Fund or its shareholders. Service fee payments from EVD to investment dealers and others will be made on new accounts only if EVD has previously authorized in writing such payments for identified accounts. For the year ended, December 31, 2004, the Fund paid or accrued service fees payable to EVD in the amount of $394,267. Pursuant to a voluntary fee waiver, EVD made a reduction of its service fee in the amount of $157,702 for the year ended December 31, 2004.

7  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investment securities at December 31, 2004, as computed on a federal income tax basis, were as follows:

   AGGREGATE COST                                                                   $    134,617,898
   -------------------------------------------------------------------------------------------------
   Gross unrealized appreciation                                                    $         20,570
   Gross unrealized depreciation                                                             (56,450)
   -------------------------------------------------------------------------------------------------
   NET UNREALIZED DEPRECIATION                                                      $        (35,880)
   -------------------------------------------------------------------------------------------------

8  LINE OF CREDIT

   The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowing at an amount above the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the facility is allocated among the participating portfolios and funds at the end of each quarter. The Fund did not have any significant borrowings or allocated fees during the year ended December 31, 2004.

EATON VANCE INSTITUTIONAL SHORT TERM INCOME FUND as of December 31, 2004 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE TRUSTEES OF EATON VANCE SPECIAL INVESTMENT TRUST AND SHAREHOLDERS OF EATON VANCE INSTITUTIONAL SHORT TERM INCOME FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Eaton Vance Institutional Short Term Income Fund (the "Fund") (a series of Eaton Vance Special Investment Trust) as of December 31, 2004, and the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights for the year then ended and from the period from the start of business, January 7, 2003, to December 31, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Institutional Short Term Income Fund at December 31, 2004, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period from the start of business, January 7, 2003, to December 31, 2003 in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 18, 2005

EATON VANCE INSTITUTIONAL SHORT TERM INCOME FUND as of December 31, 2004 FEDERAL TAX INFORMATION (Unaudited)

The Form 1099-DIV you received in January 2005 showed the tax status of all distributions paid to your account in calendar 2004. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code, shareholders must be notified within 60 days of the Fund's fiscal year end regarding capital gains dividends.

CAPITAL GAINS DIVIDENDS. The Fund designates $38,406 as a capital gain dividend.

EATON VANCE INSTITUTIONAL SHORT TERM INCOME FUND
MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Special Investment Trust (the Trust) are responsible for the overall management and supervision of the Trust's affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, "EVD" refers to Eaton Vance Distributors, Inc. and "Fox" refers to Fox Asset Management LLC. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter and a wholly-owned subsidiary of EVM. Fox is a majority owned subsidiary of EVC.

                                          TERM OF                                   NUMBER OF PORTFOLIOS
                          POSITION(S)    OFFICE AND                                   IN FUND COMPLEX
       NAME AND            WITH THE      LENGTH OF      PRINCIPAL OCCUPATION(S)         OVERSEEN BY
    DATE OF BIRTH           TRUST         SERVICE       DURING PAST FIVE YEARS           TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE

James B. Hawkes            Trustee       Since 1989   Chairman, President and               195                Director of EVC
11/9/41                                               Chief Executive Officer of
                                                      BMR, EVC, EVM and EV;
                                                      Director of EV; Vice
                                                      President and Director of
                                                      EVD. Trustee and/or
                                                      officer of 195 registered
                                                      investment companies in
                                                      the Eaton Vance Fund
                                                      Complex. Mr. Hawkes is an
                                                      interested person because
                                                      of his positions with BMR,
                                                      EVM, EVC and EV, which are
                                                      affiliates of the Fund.

NONINTERESTED TRUSTEE(S)

Samuel L. Hayes, III     Chairman of      Trustee     Jacob H. Schiff Professor             195            Director of Tiffany & Co.
2/23/35                   the Board      since 1989   of Investment Banking                                (specialty retailer) and
                             and        and Chairman  Emeritus, Harvard                                    Telect, Inc.
                           Trustee      of the Board  University Graduate School                           (telecommunication
                                         since 2005   of Business                                          services company)
                                                      Administration.

William H. Park            Trustee       Since 2003   President and Chief                   195                    None
9/19/47                                               Executive Officer, Prizm
                                                      Capital Management, LLC
                                                      (investment management
                                                      firm) (since 2002).
                                                      Executive Vice President
                                                      and Chief Financial
                                                      Officer, United Asset
                                                      Management Corporation (a
                                                      holding company owning
                                                      institutional investment
                                                      management) (1982-2001).

Ronald A. Pearlman         Trustee       Since 2003   Professor of Law,                     195                    None
7/10/40                                               Georgetown University Law
                                                      Center (since 1999). Tax
                                                      Partner, Covington &
                                                      Burling, Washington, DC
                                                      (1991-2000).

Norton H. Reamer           Trustee       Since 1989   President, Chief Executive            195                    None
9/21/35                                               Officer and a Director of
                                                      Asset Management Finance
                                                      Corp. (a specialty finance
                                                      company serving the
                                                      investment management
                                                      industry) (since October
                                                      2003). President, Unicorn
                                                      Corporation (an investment
                                                      and financial advisory
                                                      services company) (since
                                                      September 2000). Formerly,
                                                      Chairman and Chief
                                                      Operating Officer,
                                                      Hellman, Jordan Management
                                                      Co., Inc. (an investment
                                                      management company)
                                                      (2000-2003). Formerly,
                                                      Advisory Director of
                                                      Berkshire Capital
                                                      Corporation (investment
                                                      banking firm) (2002-2003).
                                                      Formerly Chairman of the
                                                      Board, United Asset
                                                      Management Corporation (a
                                                      holding company owning
                                                      institutional investment
                                                      management firms) and
                                                      Chairman, President and
                                                      Director, UAM Funds
                                                      (mutual funds)
                                                      (1980-2000).

Lynn A. Stout              Trustee       Since 1998   Professor of Law,                     195                    None
9/14/57                                               University of California
                                                      at Los Angeles School of
                                                      Law (since July 2001).
                                                      Formerly, Professor of
                                                      Law, Georgetown University
                                                      Law Center.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                                             TERM OF
                         POSITION(S)       OFFICE AND
    NAME AND              WITH THE          LENGTH OF                    PRINCIPAL OCCUPATION(S)
  DATE OF BIRTH             TRUST            SERVICE                     DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------
Thomas E. Faust Jr.        President       Since 2002          Executive Vice President of EVM, BMR, EVC
5/31/58                                                        and EV; Chief Investment Officer of EVM and
                                                               BMR and Director of EVC. Chief Executive
                                                               Officer of Belair Capital Fund LLC, Belcrest
                                                               Capital Fund LLC, Belmar Capital Fund LLC,
                                                               Belport Capital Fund LLC and Belrose Capital
                                                               Fund LLC (private investment companies
                                                               sponsored by EVM). Officer of 59 registered
                                                               investment companies managed by EVM or BMR.

Duke E. Laflamme        Vice President     Since 2001          Vice President of EVM and BMR. Officer of 11
7/8/69                                                         registered investment companies managed by
                                                               EVM or BMR.

Thomas H. Luster        Vice President     Since 2002          Vice President of EVM and BMR. Officer of 16
4/8/62                                                         registered investment companies managed by
                                                               EVM or BMR.

George C. Pierides      Vice President     Since 2004          Senior Managing Director of Fox. Officer of
12/26/57                                                       12 registered investment companies managed
                                                               by EVM or BMR.

Alan R. Dynner             Secretary       Since 1997          Vice President, Secretary and Chief Legal
10/10/40                                                       Officer of BMR, EVM, EVD, EV and EVC.
                                                               Officer of 195 registered investment
                                                               companies managed by EVM or BMR.

James L. O'Connor          Treasurer       Since 1989          Vice President of BMR, EVM and EVD. Officer
4/1/45                                                         of 117 registered investment companies
                                                               managed by EVM or BMR.

Paul M. O'Neil         Chief Compliance    Since 2004          Vice President of EVM and BMR. Officer of
7/11/53                     Officer                            195 registered investment companies managed
                                                               by EVM or BMR.

(1) Includes both master and feeder funds in a master-feeder structure.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge by calling 1-800-225-6265.

                               INVESTMENT ADVISER
                             EATON VANCE MANAGEMENT
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109


                              PRINCIPAL UNDERWRITER
                         EATON VANCE DISTRIBUTORS, INC.
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                                 (617) 482-8260


                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 Clarendon Street
                                Boston, MA 02116


                                 TRANSFER AGENT
                                    PFPC INC.
                             Attn: Eaton Vance Funds
                                  P.O. Box 9653
                            Providence, RI 02940-9653
                                 (800) 262-1122


                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                              DELOITTE & TOUCHE LLP
                               200 Berkeley Street
                              Boston, MA 02116-5022



                EATON VANCE INSTITUTIONAL SHORT TERM INCOME FUND
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

   This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

1555-2/05                                                                ISTISRC

[EV LOGO]

[GRAPHIC IMAGE]

ANNUAL REPORT DECEMBER 31, 2004

[GRAPHIC IMAGE]

EATON VANCE INSTITUTIONAL SHORT TERM TREASURY FUND

[GRAPHIC IMAGE]

                      IMPORTANT NOTICES REGARDING PRIVACY,
                       DELIVERY OF SHAREHOLDER DOCUMENTS,
                       PORTFOLIO HOLDINGS, AND PROXY VOTING

PRIVACY. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

  - Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

  - None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

  - Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

  - We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

      For more information about Eaton Vance's Privacy Policy, please call
                                 1-800-262-1122.

DELIVERY OF SHAREHOLDER DOCUMENTS. The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

PORTFOLIO HOLDINGS. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the Securities and Exchange Commission for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the Securities and Exchange Commision's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

PROXY VOTING. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to Portfolio securities during the 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at www.sec.gov.

EATON VANCE INSTITUTIONAL SHORT TERM TREASURY FUND as of December 31, 2004

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

[PHOTO OF DUKE E. LAFLAMME]
Duke E. Laflamme, CFA
Portfolio Manager

INVESTMENT ENVIRONMENT

- During 2004, the U.S. economy experienced another year of solid growth, growing at an annualized rate of 3.7% with moderate inflation despite a sharp increase in energy prices.

- Energy prices rose significantly during the year, with oil reaching record high levels before ending the year at $43.45 per barrel. Nevertheless, core inflation -- which excludes volatile food and energy prices -- remained low. Consumers continued to drive the economy's growth, with the help of tax cuts, low home mortgage and refinancing rates, appreciation in home equity values, and employment growth of more than two million jobs. Business spending began the year slowly, but increased as the year progressed.

- In a significant development for the fixed-income markets, the U.S. Federal Reserve Board increased the Fed Funds Target Rate, a key short-term interest rate benchmark, by 25 basis points (0.25%) on five separate occasions between June 2004 and December 2004 -- from 1.00% to 2.25%. In its December 2004 meeting, the Fed indicated its focus had shifted from supporting economic growth to fighting potential inflation, which we believe increases the possibility of future short-term rate hikes.

THE FUND

  THE PAST YEAR

- Eaton Vance Institutional Short Term Treasury Fund had a total return of 0.95% for the year ended December 31, 2004.(1) This return resulted from an increase in the Fund's net asset value to $72.21 per share on December 31, 2004, from $72.20 per share on December 31, 2003 and the reinvestment of $0.677 in dividends.

- By comparison, the Fund's benchmark, the Merrill Lynch 0-1 Year Treasury Notes and Bonds Index, had a total return of 1.16% during the same period.(2)

- Management continued to maintain a relatively short weighted average maturity in the Fund to provide flexibility for interest rate increases. Although shorter-maturity securities typically offer lower yields, their flexibility enabled management to reinvest at higher rates more quickly, helping to increase the Fund's income stream. The Fund's structure will continue to be shaped by expectations regarding Fed policy, economic conditions and available investment opportunities.

ABOUT THE FUND

- Eaton Vance Institutional Short Term Treasury Fund invests exclusively in U.S. Treasury obligations (bills, notes, and bonds) with a remaining maturity of up to five years and repurchase agreements collateralized by U.S. Treasury obligations. During the year ended December 31, 2004, the Fund continued to offer both lower credit risk compared to corporate bond funds and lower interest rate sensitivity compared to longer-term fixed-income mutual funds.

[GRAPHIC 6-MONTH T-BILL]

THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGER AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND THE INVESTMENT ADVISER DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

(1) RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. THERE IS NO SALES CHARGE.
(2) IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. THE INDEX'S TOTAL RETURN DOES NOT REFLECT COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX.

FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE OR OFFERING PRICE (AS APPLICABLE) WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. FOR PERFORMANCE AS OF THE MOST RECENT MONTH-END, PLEASE REFER TO www.eatonvance.com.

PERFORMANCE

The line graph and table set forth below provide information about the Fund's performance. The line graph compares the performance of the Fund with that of the Merrill Lynch 0-1 Year Treasury Notes and Bonds Index, an unmanaged index of U.S. Treasury Notes and Bonds with maturities of 0-1 years. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of the Fund and the Merrill Lynch 0-1 Year Treasury Notes and Bonds Index. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

PERFORMANCE

SEC Average Annual Total Returns

One Year               0.95%
Five Years             2.35
Life of Fund+          2.68

+ Inception Date -  1/4/99

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE OR OFFERING PRICE (AS APPLICABLE) WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. FOR PERFORMANCE AS OF THE MOST RECENT MONTH END, PLEASE REFER TO www.eatonvance.com.

ASSET ALLOCATION*

By net assets

   U.S. TREASURY OBLIGATIONS         100%

* Asset allocation information may not be representative of the Fund's current or future investments and may change due to active management.

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE INSTITUTIONAL SHORT-TERM TREASURY FUND VS. THE MERRILL LYNCH 0-1 YR. TREASURY NOTES AND BONDS INDEX**

     JANUARY 31, 1995 - DECEMBER 31, 2004

                                              THE MERRILL LYNCH
                  EATON VANCE INSTITUTIONAL   0-1 YR. TREASURY
DATE              SHORT-TERM TREASURY FUND    NOTES AND BOARDS INDEX**
----------------------------------------------------------------------
 1/31/1999                     $     10,000               $     10,000
 2/28/1999                     $     10,027               $     10,025
 3/31/1999                     $     10,067               $     10,073
 4/30/1999                     $     10,100               $     10,111
 5/31/1999                     $     10,130               $     10,148
 6/30/1999                     $     10,168               $     10,184
 7/31/1999                     $     10,208               $     10,226
 8/31/1999                     $     10,245               $     10,264
 9/30/1999                     $     10,286               $     10,313
10/31/1999                     $     10,319               $     10,355
11/30/1999                     $     10,359               $     10,390
12/31/1999                     $     10,403               $     10,431
 1/31/2000                     $     10,443               $     10,476
 2/29/2000                     $     10,486               $     10,523
 3/31/2000                     $     10,531               $     10,574
 4/30/2000                     $     10,574               $     10,625
 5/31/2000                     $     10,630               $     10,676
 6/30/2000                     $     10,677               $     10,741
 7/31/2000                     $     10,726               $     10,796
 8/31/2000                     $     10,778               $     10,854
 9/30/2000                     $     10,828               $     10,913
10/31/2000                     $     10,882               $     10,968
11/30/2000                     $     10,935               $     11,032
12/31/2000                     $     10,975               $     11,112
 1/31/2001                     $     11,036               $     11,203
 2/28/2001                     $     11,074               $     11,251
 3/31/2001                     $     11,118               $     11,315
 4/30/2001                     $     11,156               $     11,364
 5/31/2001                     $     11,197               $     11,418
 6/30/2001                     $     11,223               $     11,450
 7/31/2001                     $     11,276               $     11,500
 8/31/2001                     $     11,312               $     11,537
 9/30/2001                     $     11,352               $     11,613
10/31/2001                     $     11,377               $     11,658
11/30/2001                     $     11,389               $     11,680
12/31/2001                     $     11,402               $     11,702
 1/31/2002                     $     11,424               $     11,719
 2/28/2002                     $     11,435               $     11,740
 3/31/2002                     $     11,438               $     11,744
 4/30/2002                     $     11,453               $     11,784
 5/31/2002                     $     11,466               $     11,806
 6/30/2002                     $     11,475               $     11,837
 7/31/2002                     $     11,488               $     11,860
 8/31/2002                     $     11,500               $     11,876
 9/30/2002                     $     11,513               $     11,907
10/31/2002                     $     11,524               $     11,925
11/30/2002                     $     11,533               $     11,940
12/31/2002                     $     11,541               $     11,962
 1/31/2003                     $     11,551               $     11,973
 2/28/2003                     $     11,559               $     11,986
 3/31/2003                     $     11,565               $     12,003
 4/30/2003                     $     11,571               $     12,015
 5/31/2003                     $     11,573               $     12,027
 6/30/2003                     $     11,574               $     12,046
 7/31/2003                     $     11,573               $     12,050
 8/31/2003                     $     11,573               $     12,061
 9/30/2003                     $     11,574               $     12,080
10/31/2003                     $     11,573               $     12,084
11/30/2003                     $     11,574               $     12,095
12/31/2003                     $     11,576               $     12,115
 1/31/2004                     $     11,582               $     12,127
 2/29/2004                     $     11,587               $     12,141
 3/31/2004                     $     11,595               $     12,153
 4/30/2004                     $     11,600               $     12,152
 5/31/2004                     $     11,603               $     12,160
 6/30/2004                     $     11,611               $     12,163
 7/31/2004                     $     11,619               $     12,182
 8/31/2004                     $     11,629               $     12,203
 9/30/2004                     $     11,643               $     12,211
10/31/2004                     $     11,653               $     12,227
11/30/2004                     $     11,667               $     12,235
12/31/2004                     $     11,686               $     12,256

** SOURCES: THOMSON FINANCIAL; LIPPER, INC. INVESTMENT OPERATIONS COMMENCED
   1/4/99. THE CHART USES CLOSEST MONTH-END AFTER INCEPTION.
   THE INDEX'S TOTAL RETURN DOES NOT REFLECT COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 - December 31, 2004).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

               EATON VANCE INSTITUTIONAL SHORT TERM TREASURY FUND

                                             BEGINNING ACCOUNT VALUE     ENDING ACCOUNT VALUE     EXPENSES PAID DURING PERIOD*
                                                    (7/1/04)                  (12/31/04)              (7/1/04 - 12/31/04)
     -------------------------------------------------------------------------------------------------------------------------
     Actual                                         $   1,000.00             $   1,006.50                   $    1.26

     Hypothetical
     (5% return per year before expenses)           $   1,000.00             $   1,023.90                   $    1.27

     * Expenses are equal to the Fund's annualized expense ratio of 0.25% multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2004.

EATON VANCE INSTITUTIONAL SHORT TERM TREASURY FUND as of December 31, 2004

PORTFOLIO OF INVESTMENTS

U.S. TREASURY OBLIGATIONS -- 100.0%

                                                         PRINCIPAL
                                                         AMOUNT
SECURITY                                                 (000'S OMITTED)   VALUE
------------------------------------------------------------------------------------------
US Treasury Bill, 0.00%, 1/27/05                         $        10,000   $     9,986,800
------------------------------------------------------------------------------------------

TOTAL U.S. TREASURY OBLIGATIONS
   (IDENTIFIED COST, $9,986,097)                                           $     9,986,800
------------------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 100.0%
   (IDENTIFIED COST $9,986,097)                                            $     9,986,800
------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 0.0%                                     $         1,559
------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                       $     9,988,359
------------------------------------------------------------------------------------------

                        See notes to financial statements

EATON VANCE INSTITUTIONAL SHORT TERM TREASURY FUND as of December 31, 2004

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2004

ASSETS

Investments, at value
   (identified cost, $9,986,097)                                                   $   9,986,800
Cash                                                                                       1,543
Interest receivable                                                                           83
------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                       $   9,988,426
------------------------------------------------------------------------------------------------

LIABILITIES

Payable to affiliate for management fees                                           $          32
Payable to affiliate for service fees                                                         35
------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                  $          67
------------------------------------------------------------------------------------------------
NET ASSETS FOR 138,330 SHARES OF BENEFICIAL INTEREST OUTSTANDING                   $   9,988,359
------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Paid-in capital                                                                    $  10,364,783
Accumulated net realized loss (computed on the basis of identified cost)                (377,127)
Net unrealized appreciation (computed on the basis of identified cost)                       703
------------------------------------------------------------------------------------------------
TOTAL                                                                              $   9,988,359
------------------------------------------------------------------------------------------------

NET ASSET VALUE, OFFERING PRICE AND
REDEMPTION PRICE PER SHARE

($9,988,359 DIVIDED BY 138,330 SHARES OF BENEFICIAL INTEREST OUTSTANDING)          $       72.21
------------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 2004

INVESTMENT INCOME

Interest                                                                           $     118,703
------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                            $     118,703
------------------------------------------------------------------------------------------------

EXPENSES

Management fee                                                                     $      35,084
Service fees                                                                              25,060
------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                     $      60,144
------------------------------------------------------------------------------------------------
Deduct --
   Reduction of management fee                                                     $      23,055
   Reduction of service fee                                                               12,029
------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                                           $      35,084
------------------------------------------------------------------------------------------------

NET EXPENSES                                                                       $      25,060
------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                              $      93,643
------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                             $         486
------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                               $         486
------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                                   $         486
------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                         $      94,129
------------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                          YEAR ENDED          YEAR ENDED
                                                          DECEMBER 31, 2004   DECEMBER 31, 2003
-----------------------------------------------------------------------------------------------
INCREASE (DECREASE)
IN NET ASSETS

From operations --
   Net investment income                                  $          93,643   $         118,577
   Net realized gain from
      investment transactions                                            --               2,097
   Net change in unrealized
      appreciation from investments                                     486                 161
-----------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                $          94,129   $         120,835
-----------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income                             $         (93,677)  $        (118,964)
-----------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                       $         (93,677)  $        (118,964)
-----------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares                           $              --   $      85,000,000
   Cost of shares redeemed                                               --         (76,016,186)
-----------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                                     $              --   $       8,983,814
-----------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                $             452   $       8,985,685
-----------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                      $       9,987,907   $       1,002,222
-----------------------------------------------------------------------------------------------
AT END OF YEAR                                            $       9,988,359   $       9,987,907
-----------------------------------------------------------------------------------------------

                        See notes to financial statements

EATON VANCE INSTITUTIONAL SHORT TERM TREASURY FUND as of December 31, 2004

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                                                     YEAR ENDED DECEMBER 31,
                                                           -----------------------------------------------------------------------
                                                              2004         2003(1)           2002(1)        2001(1)       2000(2)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                       $   72.200    $   72.840        $   72.710     $   70.760    $   70.600
----------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                      $    0.677    $    0.696        $    0.944     $    2.195    $    3.860
Net realized and unrealized gain (loss)                         0.010        (0.476)(3)        (0.054)         0.555         0.020
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                               $    0.687    $    0.220        $    0.890     $    2.750    $    3.880
----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                                 $   (0.677)   $   (0.860)       $   (0.760)    $   (0.800)   $   (3.720)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                        $   (0.677)   $   (0.860)       $   (0.760)    $   (0.800)   $   (3.720)
----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                             $   72.210    $   72.200        $   72.840     $   72.710    $   70.760
----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(4)                                                  0.95%         0.31%             1.22%          3.89%         5.50%
----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA+

Net assets, end of year (000's omitted)                    $    9,988    $    9,988        $    1,002     $    1,349    $   1,000
Ratios (As a percentage of average daily net assets):
   Net expenses                                                  0.25%         0.25%             0.52%          0.60%         0.60%
   Net investment income                                         0.93%         0.96%             1.29%          3.02%         5.60%
Portfolio Turnover                                                  0%            0%(5)            14%            13%           11%
----------------------------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Fund may reflect a
   reduction of both the management fee and the
   service fee. Had such actions not been taken, the
   ratios and net investment income per share would
   have been as follows:
Ratios (As a percentage of average daily net assets):
   Expenses                                                      0.60%         0.60%             0.60%
   Net investment income                                         0.58%         0.61%             1.21%
Net investment income per share                            $    0.422    $    0.442        $    0.885
----------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) Net investment income per share was computed as its proportionate share of the net increase in net assets from operations per share.
(3) The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(4) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total return would have been lower had certain expenses not been reduced during the period.
(5) Revised portfolio turnover rate. The previously reported portfolio turnover rate was 8%.

                       See notes to financial statements

EATON VANCE INSTITUTIONAL SHORT TERM TREASURY FUND as of December 31, 2004

NOTES TO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES

Eaton Vance Institutional Short Term Treasury Fund (the Fund) is a non-diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940
Act), as an open-end management investment company. The Fund's investment objective is to seek current income and liquidity. The Fund invests in U.S. Treasury obligations (bills, notes and bonds) with a remaining maturity of up to five years and repurchase agreements collateralized exclusively by U.S. Treasury obligations. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A INVESTMENT VALUATIONS -- Debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B INCOME -- Interest income is determined on the basis of interest accrued, adjusted for accretion of discount or amortization of premium.

C FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income tax is necessary. At December 31, 2004, the Fund, for federal income tax purposes, had a capital loss carryover of $377,127, which will reduce the taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such loss carryover will expire on December 31, 2010.

D REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements collateralized exclusively by U.S. Treasury obligations with banks and broker-dealers determined to be creditworthy by the Fund's Manager, Eaton Vance Management. Under a repurchase agreement, the Fund buys a security at one price and simultaneously promises to sell that same security back to the seller at a higher price for settlement at a later date. The Fund's repurchase agreements will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement, and will be marked to market daily. The repurchase date is usually overnight, but may be within seven days of the original purchase date. In the event of bankruptcy of the counterparty or a third party custodian, the Fund might experience delays in recovering its cash or experience a loss.

E OTHER -- Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

F USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

2  DISTRIBUTIONS TO SHAREHOLDERS

It is the present policy of the Fund to pay dividends and capital gains annually, normally in December. The Fund intends on its tax return to treat as a distribution of investment company taxable income and net capital gain the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders' portion of the Fund's undistributed investment company taxable income and net capital gain. This practice, which involves the use of equalization accounting, will have the effect of reducing the amount of income and gains that the Fund is required to distribute as dividends to shareholders in order for the Fund to avoid federal income tax and excise tax. This practice may also reduce the amount of distributions required to be made to nonredeeming shareholders and defer the recognition of taxable income by such shareholders. However, since the amount of any undistributed income will be reflected in the value of the Fund's shares, the total return on a shareholder's investment will not be reduced as a result of the Fund's distribution policy. During the year ended December 31, 2004, equalization accounting for tax purposes was not utilized.

The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

The tax character of the distributions declared for the years ended December 31, 2004 and December 31, 2003 was as follows:

                                                        YEAR ENDED    YEAR ENDED
                                                         12/31/04      12/31/03
--------------------------------------------------------------------------------
Distributions declared from:
Ordinary income                                         $   93,677    $  118,964

During the year ended December 31, 2004, paid-in capital was decreased by $34, and accumulated undistributed income was increased by $34 primarily due to differences between book and tax accounting for distributions. These changes had no effect on the net assets or the net asset value per share.

As of December 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Capital loss carryforwards                                          $  (377,127)
Unrealized gain                                                     $       703

3  SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                        YEAR ENDED DECEMBER 31,
                                                       ------------------------
                                                         2004           2003
-------------------------------------------------------------------------------
Sales                                                         --      1,166,546
Redemptions                                                   --     (1,041,976)
-------------------------------------------------------------------------------

NET INCREASE                                                  --        124,570
-------------------------------------------------------------------------------

At December 31, 2004, Eaton Vance Management owned 100% of the outstanding shares of the Fund.

4  PURCHASES AND SALES OF INVESTMENTS

Purchases and sales (including maturities) of short-term U.S. Government Securities aggregated $29,888,136 and $30,000,000, respectively, for the year ended December 31, 2004. There were no long term purchases or sales during the year ended December 31, 2004.

5  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The management fee is earned by Eaton Vance Management (EVM) as compensation for management services rendered to the Fund. The fee is at an annual rate of 0.35% of the average daily net assets of the Fund. Eaton Vance also provides administrative services and pays all ordinary operating expenses of the Fund (except service and management fees). For the year ended December 31, 2004, the management fee was equivalent to 0.35% of the Fund's average net assets and amounted to $35,084. Pursuant to a voluntary fee waiver, EVM made a reduction of its management fee in the amount of $23,055. Certain officers and Trustees of the Fund are officers of EVM. The Fund did not pay any Trustees fees for the year ended December 31, 2004.

6  SERVICE PLAN

The Fund has adopted a service plan. Fund assets bear a service fee for personal and/or account services paid to the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM, in an amount not exceeding 0.25% of average daily net assets. EVD may pay up to the entire amount of the service fee to investment dealers and their employees, or to EVD employees for providing services to the Fund or its shareholders. Service fee payments from EVD to investment dealers and others will be made on new accounts only if EVD has previously authorized in writing such payments for identified accounts. For the year ended December 31, 2004, the Fund paid or accrued service fees payable to EVD in the amount of $25,060. Pursuant to a voluntary fee waiver, EVD made a reduction of its service fee in the amount of $12,029 for the year ended December 31, 2004.

7  LINE OF CREDIT

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowing at an amount above the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the facility is allocated among the participating portfolios and funds at the end of each quarter. The Fund did not have any significant borrowings or allocated fees during the year ended December 31, 2004.

8  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

The cost and unrealized appreciation (depreciation) in value of the investment securities at December 31, 2004, as computed on a federal income tax basis, were as follows:

AGGREGATE COST                                                   $    9,986,097
-------------------------------------------------------------------------------
Gross unrealized appreciation                                    $          703
Gross unrealized depreciation                                                --
-------------------------------------------------------------------------------

NET UNREALIZED APPRECIATION                                      $          703
-------------------------------------------------------------------------------

EATON VANCE INSTITUTIONAL SHORT TERM TREASURY FUND as of December 31, 2004

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE TRUSTEES OF EATON VANCE SPECIAL INVESTMENT
TRUST AND SHAREHOLDERS OF EATON VANCE
INSTITUTIONAL SHORT TERM TREASURY FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Eaton Vance Institutional Short Term Treasury Fund (the "Fund") (a series of Eaton Vance Special Investment Trust) as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities held as of December 31, 2004 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Institutional Short Term Treasury Fund as of December 31, 2004, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 18, 2005

EATON VANCE INSTITUTIONAL SHORT TERM TREASURY FUND as of December 31, 2004

FEDERAL TAX INFORMATION (Unaudited)

The Form 1099-DIV you received in January 2005 showed the tax status of all distributions paid to your account in calendar 2004. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund.

EATON VANCE INSTITUTIONAL SHORT TERM TREASURY FUND

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Special Investment Trust (the Trust) are responsible for the overall management and supervision of the Trust's affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research , "EVD" refers to Eaton Vance Distributors, Inc., and "Fox" refers to Fox Asset Management LLC. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter and a wholly-owned subsidiary of EVM. Fox is a majority owned subsidiary of EVC.

                                                 TERM OF                                  NUMBER OF PORTFOLIOS
                           POSITION(S)          OFFICE AND                                  IN FUND COMPLEX
       NAME AND             WITH THE            LENGTH OF       PRINCIPAL OCCUPATION(S)        OVERSEEN BY       OTHER DIRECTORSHIPS
    DATE OF BIRTH             TRUST              SERVICE        DURING PAST FIVE YEARS         TRUSTEE(1)               HELD
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE

James B. Hawkes             Trustee            Since 1989       Chairman, President and           195              Director of EVC
11/9/41                                                         Chief Executive Officer
                                                                of BMR, EVC, EVM and
                                                                EV; Director of EV;
                                                                Vice President and
                                                                Director of EVD.
                                                                Trustee and/or officer
                                                                of 195 registered
                                                                investment companies in
                                                                the Eaton Vance Fund
                                                                Complex. Mr. Hawkes is
                                                                an interested person
                                                                because of his
                                                                positions with BMR,
                                                                EVM, EVC and EV, which
                                                                are affiliates of the
                                                                Fund.

NONINTERESTED TRUSTEE(S)

Samuel L. Hayes, III     Chairman of the      Trustee since     Jacob H. Schiff                   195            Director of Tiffany
2/23/35                    Board and        1989 and Chairman   Professor of Investment                           & Co. (specialty
                            Trustee            of the Board     Banking Emeritus,                                  retailer) and
                                               since 2005       Harvard University                                  Telect, Inc.
                                                                Graduate School of                               (telecommunication
                                                                Business                                          services company)
                                                                Administration.

William H. Park             Trustee             Since 2003      President and Chief               195                   None
9/19/47                                                         Executive Officer,
                                                                Prizm Capital
                                                                Management, LLC
                                                                (investment management
                                                                firm) (since 2002).
                                                                Executive Vice
                                                                President and Chief
                                                                Financial Officer,
                                                                United Asset Management
                                                                Corporation (a holding
                                                                company owning
                                                                institutional
                                                                investment management
                                                                firms) (1982-2001).

Ronald A. Pearlman          Trustee             Since 2003      Professor of Law,                 195                   None
7/10/40                                                         Georgetown University
                                                                Law Center (since
                                                                1999). Tax Partner,
                                                                Covington & Burling,
                                                                Washington, DC
                                                                (1991-2000).

Norton H. Reamer            Trustee             Since 1989      President, Chief                  195                   None
9/21/35                                                         Executive Officer and a
                                                                Director of Asset
                                                                Management Finance
                                                                Corp. (a specialty
                                                                finance company serving
                                                                the investment
                                                                management industry)
                                                                (since October 2003).
                                                                President, Unicorn
                                                                Corporation (an
                                                                investment and
                                                                financial advisory
                                                                services company)
                                                                (since September 2000).
                                                                Formerly, Chairman and
                                                                Chief Operating
                                                                Officer, Hellman,
                                                                Jordan Management Co.,
                                                                Inc. (an investment
                                                                management company)
                                                                (2000-2003). Formerly,
                                                                Advisory Director of
                                                                Berkshire Capital
                                                                Corporation (investment
                                                                banking firm)
                                                                (2002-2003). Formerly
                                                                Chairman of the Board,
                                                                United Asset Management
                                                                Corporation (a holding
                                                                company owning
                                                                institutional
                                                                investment management
                                                                firms) and Chairman,
                                                                President and Director,
                                                                UAM Funds (mutual
                                                                funds) (1980-2000).

Lynn A. Stout               Trustee             Since 1998      Professor of Law,                 195                   None
9/14/57                                                         University of
                                                                California at Los
                                                                Angeles School of Law
                                                                (since July 2001).
                                                                Formerly, Professor of
                                                                Law, Georgetown
                                                                University Law Center.


PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                                                 TERM OF
                             POSITION(S)        OFFICE AND
       NAME AND               WITH THE           LENGTH OF                            PRINCIPAL OCCUPATION(S)
    DATE OF BIRTH              TRUST              SERVICE                             DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
Thomas E. Faust Jr.         President           Since 2002     Executive Vice President of EVM, BMR, EVC and EV; Chief Investment
5/31/58                                                        Officer of EVM and BMR and Director of EVC. Chief Executive Officer
                                                               of Belair Capital Fund LLC, Belcrest Capital Fund LLC, Belmar Capital
                                                               Fund LLC, Belport Capital Fund LLC and Belrose Capital Fund LLC
                                                               (private investment companies sponsored by EVM). Officer of 59 registered investment companies managed by EVM or BMR.

Duke E. Laflamme           Vice President       Since 2001     Vice President of EVM and BMR. Officer of 11 registered investment
7/8/69                                                         companies managed by EVM or BMR.

Thomas H. Luster           Vice President       Since 2002     Vice President of EVM and BMR. Officer of 16 registered investment
4/8/62                                                         companies managed by EVM or BMR.

George C. Pierides         Vice President       Since 2004     Senior Managing Director of Fox. Officer of 12 registered investment
12/26/57                                                       companies managed by EVM or BMR.

Alan R. Dynner               Secretary          Since 1997     Vice President, Secretary and Chief Legal Officer of BMR, EVM, EVD,
10/10/40                                                       EV and EVC. Officer of 195 registered investment companies managed by
                                                               EVM or BMR.

James L. O'Connor            Treasurer          Since 1989     Vice President of BMR, EVM and EVD. Officer of 117 registered
4/1/45                                                         investment companies managed by EVM or BMR.

Paul M. O'Neil                 Chief            Since 2004     Vice President of EVM and BMR. Officer of 195 registered investment
7/11/53                  Compliance Officer                    companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge by calling 1-800-225-6265.

                       This Page Intentionally Left Blank

                       This Page Intentionally Left Blank

                                     MANAGER
                             EATON VANCE MANAGEMENT
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

                              PRINCIPAL UNDERWRITER
                         EATON VANCE DISTRIBUTORS, INC.
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109
                                 (617) 482-8260

                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 CLARENDON STREET
                                BOSTON, MA 02116

                                 TRANSFER AGENT
                                    PFPC INC.
                             ATTN: EATON VANCE FUNDS
                                  P.O. BOX 9653
                            PROVIDENCE, RI 02940-9653
                                 (800) 262-1122

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                              DELOITTE & TOUCHE LLP
                               200 BERKELEY STREET
                              BOSTON, MA 02116-5022


               EATON VANCE INSTITUTIONAL SHORT TERM TREASURY FUND
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109


   THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. BEFORE
      INVESTING, INVESTORS SHOULD CONSIDER CAREFULLY THE FUND'S INVESTMENT OBJECTIVE(S), RISKS, AND CHARGES AND EXPENSES. THE FUND'S CURRENT PROSPECTUS
CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND AND IS AVAILABLE THROUGH YOUR
  FINANCIAL ADVISOR. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR
         SEND MONEY. FOR FURTHER INFORMATION PLEASE CALL 1-800-225-6265.

163-2/05                                                                 I-TYSRC

[EV LOGO]

[GRAPHIC IMAGE]

ANNUAL REPORT DECEMBER 31, 2004

[GRAPHIC IMAGE]

EATON VANCE LARGE-CAP CORE FUND

[GRAPHIC IMAGE]

                      IMPORTANT NOTICES REGARDING PRIVACY,
                       DELIVERY OF SHAREHOLDER DOCUMENTS,
                      PORTFOLIO HOLDINGS, AND PROXY VOTING

PRIVACY. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

  - Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

  - None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

  - Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

  - We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

            For more information about Eaton Vance's Privacy Policy,
                           please call 1-800-262-1122.

DELIVERY OF SHAREHOLDER DOCUMENTS. The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

PORTFOLIO HOLDINGS. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the Securities and Exchange Commission for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the Securities and Exchange Commision's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

PROXY VOTING. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to Portfolio securities during the 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at www.sec.gov.

EATON VANCE LARGE-CAP CORE FUND as of December 31, 2004

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

[PHOTO OF LEWIS PIANTEDOSI]
Lewis Piantedosi
Portfolio Manager

[PHOTO OF DUNCAN W. RICHARDSON]
Duncan W. Richardson
Portfolio Manager

THE FUND

PERFORMANCE FOR THE PAST YEAR

- During the year ended December 31, 2004, the Fund's Class A shares had a total return of 10.37%. This return was the result of an increase in net asset value
  (NAV) per share to $13.60 on December 31, 2004, from $12.39 on December 31, 2003, and the reinvestment of $0.0743 per share in capital gains distributions.(1)

- The Fund's Class B shares had a total return of 9.58% during the same period, the result of an increase in NAV per share to $13.36 on December 31, 2004, from $12.26 on December 31, 2003, and the reinvestment of $0.0743 per share in capital gains distributions.(1)

- The Fund's Class C shares had a total return of 9.49% during the same period, the result of an increase in NAV per share to $13.36 on December 31, 2004, from $12.27 on December 31, 2003, and the reinvestment of $0.0743 per share in capital gains distributions.(1)

- For comparison, the S&P 500 Index - a broad-based, unmanaged market index commonly used as a measure of overall U.S. stock market performance - had a total return of 10.87% for the same period.(2)

MANAGEMENT DISCUSSION

- Throughout 2004, U.S. equity investors faced a myriad of concerns, causing equity prices to oscillate for much of the year. After a solid rebound in corporate earnings and economic growth in 2003, questions surfaced regarding the sustainability of that growth. Rising short-term interest rates, a falling U.S. dollar, higher energy costs, and sluggish employment growth dampened investor enthusiasm for equities. Other concerns, including a contentious U.S. presidential election, the war in Iraq, and worldwide fears about terrorism, also weighed heavily on investors' minds. As the year progressed, the relative health of the economy became evident and corporate America was, for the most part, in fine shape. When much of the political uncertainty subsided in early November 2004, U.S. equity markets staged a year-end rally, locking in their second consecutive year of solid gains. The strength was relatively broad-based, as all the benchmark's sectors posted positive returns.

- While the Fund's performance for the year ended December 31, 2004 was strong, returns slightly trailed those of the S&P 500 Index.(2) Large-Cap Core Portfolio (the Portfolio) remained broadly diversified, but its strategy of investing in large-capitalization growth stocks held performance back in a market that generally favored value over growth and small- and mid-cap stocks over large-cap.

- Breaking down performance further, the Fund's modest underperformance relative to the benchmark S&P 500 Index was due, in part, to its lack of exposure to the utility and telecom sectors. These performed exceptionally well, as investors rotated into more defensive, dividend-paying equities. Also, the Portfolio was correctly overweighted in the consumer discretionary sector; however, a lack of emphasis on a few key outperforming areas within that sector, such as internet retailing and the hotel, restaurant and leisure sub-sectors, had a negative impact on relative performance. In the technology sector, we began to overweight the sector in the beginning of the second half of 2004, which proved to be premature, as this sector lagged the overall market and acted as a drag to relative performance.

- On the positive side, the Portfolio's overweighting in the energy sector, particularly the equipment and services companies, as well as strong individual stock selection, contributed positively to the Fund's performance. Solid stock selection in the health care and

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE OR OFFERING PRICE (AS APPLICABLE) WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. FUND PERFORMANCE DURING CERTAIN PERIODS REFLECTS THE STRONG STOCK MARKET PERFORMANCE AND/OR THE STRONG PERFORMANCE OF STOCKS HELD DURING THOSE PERIODS. THIS PERFORMANCE IS NOT TYPICAL AND MAY NOT BE REPEATED. FOR PERFORMANCE AS OF THE MOST RECENT MONTH END, PLEASE REFER TO www.eatonvance.com.

FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

(1) THESE RETURNS DO NOT INCLUDE THE 5.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B AND CLASS C SHARES. IF THE SALES CHARGE WAS DEDUCTED, THE PERFORMANCE WOULD BE LOWER.
(2) IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. THE INDEX'S TOTAL RETURN DOES NOT REFLECT COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX.

  financial sectors also had a positive impact on performance. Specifically, in health care, we correctly de-emphasized the hugely underperforming pharmaceutical industry and had some successful stock selection in the biotech and health care services sub-sectors. In financials, the Fund posted some solid gains in commercial banks, which benefited from industry consolidation, and a few of our holdings were acquired at attractive price levels. Finally, the Portfolio was very timely in emphasizing names in the capital markets sub-sector that outperformed the benchmark by a wide margin during the second half of the year.

- Despite numerous concerns during the year, the economy, earnings growth, and equity markets ended 2004 on a strong note. Many of the issues faced in 2004 are likely to continue into the new year. Regardless of the investment environment we face going forward, the Fund will continue to seek investments in quality companies with strong business franchises, solid long-term earnings prospects, and attractive valuations. We believe that our investment approach of broad diversification and active risk management situates the Portfolio well in an always challenging equity environment. As always, we thank you, our fellow shareholders, for your continued confidence and participation in Eaton Vance Large-Cap Core Fund.

THE VIEWS EXPRESSED THROUGHOUT THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGERS AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND THE INVESTMENT ADVISER DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

TEN LARGEST HOLDINGS*

By net assets

  Emerson Electric Co.          2.11%
  McGraw-Hill Cos., Inc. (The)  1.96
  Tyco International Ltd.       1.91
  Merrill Lynch & Co. Inc.      1.90
  Nike, Inc., Class B           1.86
  Walgreen Co.                  1.84
  Goldman Sachs Group, Inc.     1.75
  Gillette Co. (The)            1.74
  Sepracor, Inc.                1.74
  Bank of America Corp.         1.73

COMMON STOCK INVESTMENTS BY SECTOR*

By net assets

Information Technology         20.00%
Financials                     19.51%
Health Care                    13.74%
Industrials                    11.65%
Consumer Discretionary         10.96%
Consumer Staples               10.89%
Energy                          7.37%
Materials                       2.59%
Telecommunications Services     2.15%

* Ten Largest Holdings represented 18.54% of the Portfolio's net assets as of December 31, 2004. Portfolio information subject to change due to active management.

FUND PERFORMANCE

The line graphs and table set forth below provide information about the Fund's performance. The line graphs compare the performance of each Class of the Fund with that of the S&P 500 Index, a broad-based, unmanaged market index of common stocks commonly used as a measure of U.S. stock market performance. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class A, Class B, Class C, and the S&P 500 Index. Class A total returns are presented at net asset value and maximum public offering price. The table includes the total returns of each Class of the Fund at net asset value and public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

PERFORMANCE*                                        CLASS A            CLASS B            CLASS C
-------------------------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
One Year                                              10.37%              9.58%              9.49%
Life of Fund+                                         14.51%             13.63%             13.63%

SEC Average Annual Total Returns
(including sales charge or applicable CDSC)
One Year                                               3.99%              4.58%              8.49%
Life of Fund+                                         11.61%             12.16%             13.63%

+ Inception Dates - Class A, Class B, Class C: 9/9/02

* AVERAGE ANNUAL TOTAL RETURNS DO NOT INCLUDE THE 5.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B AND CLASS C SHARES. IF THE SALES CHARGE WAS DEDUCTED, THE PERFORMANCE WOULD BE LOWER. SEC AVERAGE ANNUAL TOTAL RETURNS FOR CLASS A REFLECT THE MAXIMUM 5.75% SALES CHARGE. SEC RETURNS FOR CLASS B AND CLASS C SHARES REFLECT THE APPLICABLE CDSC BASED ON THE FOLLOWING SCHEDULE: 5% - 1ST AND 2ND YEARS; 4% - 3RD YEAR; 3% - 4TH YEAR; 2% - 5TH YEAR; 1% - 6TH YEAR. SEC 1-YEAR RETURN FOR CLASS C REFLECTS A 1% CDSC.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE OR OFFERING PRICE (AS APPLICABLE) WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. FUND PERFORMANCE DURING CERTAIN PERIODS REFLECTS THE STRONG STOCK MARKET PERFORMANCE AND/OR THE STRONG PERFORMANCE OF STOCKS HELD DURING THOSE PERIODS. THIS PERFORMANCE IS NOT TYPICAL AND MAY NOT BE REPEATED. FOR PERFORMANCE AS OF THE MOST RECENT MONTH END, PLEASE REFER TO www.eatonvance.com.

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE LARGE-CAP CORE FUND CLASS A VS. THE STANDARD & POOR'S 500 INDEX**

  SEPTEMBER 30, 2002 - DECEMBER 31, 2004

                EATON VANCE LARGE-CAP   FUND AND MAXIMUM
DATE            CORE FUND CLASS A       SALES CHARGE       S&P 500 INDEX
------------------------------------------------------------------------
 9/30/2002               $     10,000       $      9,425    $     10,000
10/31/2002               $     10,809       $     10,191    $     10,879
11/30/2002               $     11,193       $     10,552    $     11,519
12/31/2002               $     10,682       $     10,070    $     10,843
 1/31/2003               $     10,330       $      9,739    $     10,559
 2/28/2003               $     10,181       $      9,598    $     10,401
 3/31/2003               $     10,277       $      9,689    $     10,501
 4/30/2003               $     11,022       $     10,392    $     11,366
 5/31/2003               $     11,480       $     10,823    $     11,964
 6/30/2003               $     11,597       $     10,934    $     12,117
 7/31/2003               $     11,757       $     11,084    $     12,331
 8/31/2003               $     12,109       $     11,416    $     12,571
 9/30/2003               $     11,789       $     11,114    $     12,438
10/31/2003               $     12,503       $     11,787    $     13,141
11/30/2003               $     12,748       $     12,018    $     13,256
12/31/2003               $     13,195       $     12,440    $     13,951
 1/31/2004               $     13,397       $     12,631    $     14,207
 2/29/2004               $     13,695       $     12,912    $     14,404
 3/31/2004               $     13,472       $     12,701    $     14,187
 4/30/2004               $     13,301       $     12,540    $     13,965
 5/31/2004               $     13,578       $     12,801    $     14,156
 6/30/2004               $     13,845       $     13,052    $     14,431
 7/31/2004               $     13,280       $     12,520    $     13,954
 8/31/2004               $     13,259       $     12,500    $     14,010
 9/30/2004               $     13,482       $     12,711    $     14,161
10/31/2004               $     13,653       $     12,871    $     14,378
11/30/2004               $     14,207       $     13,394    $     14,959
12/31/2004               $     14,563       $     13,730    $     15,468

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE LARGE-CAP CORE FUND CLASS B VS. THE STANDARD & POOR'S 500 INDEX**

  SEPTEMBER 30, 2002 - DECEMBER 31, 2004

                EATON VANCE LARGE-CAP
DATE            CORE FUND CLASS B       S&P 500 INDEX
--------------------------------------------------------
 9/30/2002               $     10,000       $     10,000
10/31/2002               $     10,800       $     10,879
11/30/2002               $     11,183       $     11,519
12/31/2002               $     10,661       $     10,843
 1/31/2003               $     10,299       $     10,559
 2/28/2003               $     10,149       $     10,401
 3/31/2003               $     10,245       $     10,501
 4/30/2003               $     10,970       $     11,366
 5/31/2003               $     11,418       $     11,964
 6/30/2003               $     11,535       $     12,117
 7/31/2003               $     11,684       $     12,331
 8/31/2003               $     12,026       $     12,571
 9/30/2003               $     11,695       $     12,438
10/31/2003               $     12,399       $     13,141
11/30/2003               $     12,633       $     13,256
12/31/2003               $     13,070       $     13,951
 1/31/2004               $     13,262       $     14,207
 2/29/2004               $     13,550       $     14,404
 3/31/2004               $     13,326       $     14,187
 4/30/2004               $     13,156       $     13,965
 5/31/2004               $     13,412       $     14,156
 6/30/2004               $     13,678       $     14,431
 7/31/2004               $     13,113       $     13,954
 8/31/2004               $     13,070       $     14,010
 9/30/2004               $     13,284       $     14,161
10/31/2004               $     13,433       $     14,378
11/30/2004               $     13,987       $     14,959
12/31/2004               $     14,323       $     15,468

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE LARGE-CAP CORE FUND CLASS C VS. THE STANDARD & POOR'S 500 INDEX**

  SEPTEMBER 30, 2002 - DECEMBER 31, 2004

                EATON VANCE LARGE-CAP
DATE            CORE FUND CLASS C       S&P 500 INDEX
--------------------------------------------------------
 9/30/2002               $     10,000       $     10,000
10/31/2002               $     10,810       $     10,879
11/30/2002               $     11,183       $     11,519
12/31/2002               $     10,672       $     10,843
 1/31/2003               $     10,309       $     10,559
 2/28/2003               $     10,160       $     10,401
 3/31/2003               $     10,245       $     10,501
 4/30/2003               $     10,981       $     11,366
 5/31/2003               $     11,429       $     11,964
 6/30/2003               $     11,546       $     12,117
 7/31/2003               $     11,695       $     12,331
 8/31/2003               $     12,026       $     12,571
 9/30/2003               $     11,706       $     12,438
10/31/2003               $     12,399       $     13,141
11/30/2003               $     12,644       $     13,256
12/31/2003               $     13,081       $     13,951
 1/31/2004               $     13,273       $     14,207
 2/29/2004               $     13,550       $     14,404
 3/31/2004               $     13,326       $     14,187
 4/30/2004               $     13,156       $     13,965
 5/31/2004               $     13,412       $     14,156
 6/30/2004               $     13,678       $     14,431
 7/31/2004               $     13,113       $     13,954
 8/31/2004               $     13,070       $     14,010
 9/30/2004               $     13,284       $     14,161
10/31/2004               $     13,433       $     14,378
11/30/2004               $     13,987       $     14,959
12/31/2004               $     14,323       $     15,468

** SOURCE: THOMSON FINANCIAL. CLASS A, CLASS B, AND CLASS C OF THE FUND
   COMMENCED INVESTMENT OPERATIONS ON 9/9/02.

   IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. THE INDEX'S TOTAL RETURN DOES NOT REFLECT COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX.

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 - December 31, 2004).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                         EATON VANCE LARGE-CAP CORE FUND

                                             BEGINNING ACCOUNT VALUE    ENDING ACCOUNT VALUE    EXPENSES PAID DURING PERIOD*
                                                     (7/1/04)                (12/31/04)              (7/1/04 - 12/31/04)
     -----------------------------------------------------------------------------------------------------------------------
     Actual
     Class A                                       $    1,000.00           $    1,051.90                $     7.22
     Class B                                       $    1,000.00           $    1,047.10                $    11.06
     Class C                                       $    1,000.00           $    1,047.10                $    11.06

     Hypothetical
     (5% return per year before expenses)
     Class A                                       $    1,000.00           $    1,018.10                $     7.10
     Class B                                       $    1,000.00           $    1,014.30                $    10.89
     Class C                                       $    1,000.00           $    1,014.30                $    10.89

     * Expenses are equal to the Fund's annualized expense ratio of 1.40% for Class A shares, 2.15% for Class B shares, and 2.15% for Class C shares multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2004. The Example reflects the expenses of both the Fund and the Portfolio.

EATON VANCE LARGE-CAP CORE FUND as of December 31, 2004

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2004

ASSETS

Investment in Large-Cap Core Portfolio, at value
   (identified cost, $27,314,398)                                         $   32,026,197
Receivable for Fund shares sold                                                   85,015
Receivable from affiliate                                                         78,704
----------------------------------------------------------------------------------------
TOTAL ASSETS                                                              $   32,189,916
----------------------------------------------------------------------------------------

LIABILITIES

Payable for Fund shares redeemed                                          $       10,861
Payable to affiliate for distribution and service fees                             1,194
Payable to affiliate for Trustees' fees                                               33
Accrued expenses                                                                  28,677
----------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                         $       40,765
----------------------------------------------------------------------------------------
NET ASSETS                                                                $   32,149,151
----------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Paid-in capital                                                           $   27,272,711
Accumulated undistributed net realized gain from Portfolio (computed on
   the basis of identified cost)                                                 164,641
Net unrealized appreciation from Portfolio (computed on the basis of
   identified cost)                                                            4,711,799
----------------------------------------------------------------------------------------
TOTAL                                                                     $   32,149,151
----------------------------------------------------------------------------------------

CLASS A SHARES

NET ASSETS                                                                $   15,828,625
SHARES OUTSTANDING                                                             1,163,812
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding)      $        13.60
MAXIMUM OFFERING PRICE PER SHARE
   (100 DIVIDED BY 94.25 of $13.60)                                       $        14.43
----------------------------------------------------------------------------------------

CLASS B SHARES

NET ASSETS                                                                $   10,103,603
SHARES OUTSTANDING                                                               756,319
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding)      $        13.36
----------------------------------------------------------------------------------------

CLASS C SHARES

NET ASSETS                                                                $    6,216,923
SHARES OUTSTANDING                                                               465,383
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding)      $        13.36
----------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 2004

INVESTMENT INCOME

Dividends allocated from Portfolio (net of foreign taxes, $4,427)         $      344,958
Interest allocated from Portfolio                                                 11,301
Expenses allocated from Portfolio                                               (211,962)
----------------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO                                      $      144,297
----------------------------------------------------------------------------------------

EXPENSES

Administration fee                                                        $       37,133
Trustees' fees and expenses                                                          142
Distribution and service fees
   Class A                                                                        28,882
   Class B                                                                        80,344
   Class C                                                                        51,679
Registration fees                                                                 42,490
Transfer and dividend disbursing agent fees                                       29,565
Legal and accounting services                                                     16,254
Printing and postage                                                              12,014
Custodian fee                                                                     11,388
Miscellaneous                                                                      2,440
----------------------------------------------------------------------------------------
TOTAL EXPENSES                                                            $      312,331
----------------------------------------------------------------------------------------
Deduct --
   Reimbursement of expenses by affiliate                                 $       78,704
----------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                                  $       78,704
----------------------------------------------------------------------------------------

NET EXPENSES                                                              $      233,627
----------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                       $      (89,330)
----------------------------------------------------------------------------------------

REALIZED AND UNREALIZED
GAIN (LOSS) FROM PORTFOLIO

Net realized gain (loss) --
   Investment transactions (identified cost basis)                        $      427,435
   Foreign currency transactions                                                    (753)
----------------------------------------------------------------------------------------
NET REALIZED GAIN                                                         $      426,682
----------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                    $    2,265,708
   Foreign currency                                                                  219
----------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                      $    2,265,927
----------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                          $    2,692,609
----------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                $    2,603,279
----------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                         YEAR ENDED           YEAR ENDED
                                                         DECEMBER 31, 2004    DECEMBER 31, 2003
-----------------------------------------------------------------------------------------------
INCREASE (DECREASE)
IN NET ASSETS

From operations --
   Net investment loss                                   $         (89,330)   $         (46,170)
   Net realized gain (loss) from
      investment transactions and
      foreign currency transactions                                426,682              (56,869)
   Net change in unrealized
      appreciation (depreciation)
      of investments and
      foreign currency                                           2,265,927            2,479,862
-----------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS               $       2,603,279    $       2,376,823
-----------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net realized gain
      Class A                                            $         (85,280)   $              --
      Class B                                                      (55,082)                  --
      Class C                                                      (33,918)                  --
-----------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                      $        (174,280)   $              --
-----------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                                            $      10,382,944    $       6,336,166
      Class B                                                    5,240,187            3,734,830
      Class C                                                    3,549,702            3,002,018
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                                       76,502                   --
      Class B                                                       45,345                   --
      Class C                                                       28,531                   --
   Cost of shares redeemed
      Class A                                                   (4,555,332)          (2,033,557)
      Class B                                                   (1,099,211)            (715,391)
      Class C                                                   (1,570,820)            (893,898)
   Net asset value of shares exchanged
      Class A                                                      138,223                   --
      Class B                                                     (138,223)                  --
-----------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS                               $      12,097,848    $       9,430,168
-----------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                               $      14,526,847    $      11,806,991
-----------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                     $      17,622,304    $       5,815,313
-----------------------------------------------------------------------------------------------
AT END OF YEAR                                           $      32,149,151    $      17,622,304
-----------------------------------------------------------------------------------------------

                        See notes to financial statements

EATON VANCE LARGE-CAP CORE FUND as of December 31, 2004
FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                                                              CLASS A
                                                                     --------------------------------------------------------
                                                                         YEAR ENDED DECEMBER 31,
                                                                     -------------------------------    PERIOD ENDED
                                                                         2004               2003        DECEMBER 31, 2002(1)
----------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                                 $     12.390       $     10.030    $             10.000
----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income (loss)(2)                                      $      0.007       $     (0.007)   $              0.000(3)
Net realized and unrealized gain                                            1.277(4)           2.367                   0.030(4)
----------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                                         $      1.284       $      2.360    $              0.030
----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net realized gain                                               $     (0.074)      $         --    $                 --
----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                  $     (0.074)      $         --    $                 --
----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                                       $     13.600       $     12.390    $             10.030
----------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(5)                                                             10.37%             23.53%                   0.30%
----------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA+

Net assets, end of year (000's omitted)                              $     15,829       $      8,503    $              3,060
Ratios (As a percentage of average daily net assets):
   Net expenses(6)                                                           1.40%              1.40%                   1.41%(7)
   Net expenses after custodian fee reduction(6)                             1.40%              1.40%                   1.40%(7)
   Net investment income (loss)                                              0.06%             (0.06)%                  0.00%(7)(8)
Portfolio Turnover of the Portfolio                                            45%                64%                     11%
----------------------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Portfolio may reflect a
   reduction of the investment adviser fee. The operating expenses of the Fund reflect a reimbursement of expenses by the
   Administrator. Had such actions not been taken, the ratios and net investment loss per share would have been as follows:
Ratios (As a percentage of average daily net assets):
   Expenses(6)                                                               1.73%              2.76%                  10.08%(7)
   Expenses after custodian fee reduction(6)                                 1.73%              2.76%                  10.07%(7)
   Net investment loss                                                      (0.27)%            (1.42)%                 (8.67)%(7)
Net investment loss per share                                        $     (0.033)      $     (0.166)   $             (0.272)
----------------------------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, September 9, 2002 to December 31, 2002.
(2) Net investment income (loss) per share was computed using average shares outstanding.
(3)  Less than 0.001 per share.
(4) The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(5) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(6)  Includes the Fund's share of the Portfolio's allocated expenses.
(7)  Annualized.
(8)  Less than 0.01%.

                        See notes to financial statements

                                                                                              CLASS B
                                                                     --------------------------------------------------------
                                                                         YEAR ENDED DECEMBER 31,
                                                                     -------------------------------     PERIOD ENDED
                                                                         2004               2003         DECEMBER 31, 2002(1)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                                 $     12.260       $     10.000     $             10.000
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment loss(2)                                               $     (0.091)      $     (0.090)    $             (0.021)
Net realized and unrealized gain                                            1.265(3)           2.350                    0.021(3)
-----------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                                         $      1.174       $      2.260     $                 --
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net realized gain                                               $     (0.074)      $         --     $                 --
-----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                  $     (0.074)      $         --     $                 --
-----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                                       $     13.360       $     12.260     $             10.000
-----------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(4)                                                              9.58%             22.60%                    0.00%
-----------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA+

Net assets, end of year (000's omitted)                              $     10,104       $      5,349     $              1,595
Ratios (As a percentage of average daily net assets):
   Net expenses(5)                                                           2.15%              2.15%                    2.16%(6)
   Net expenses after custodian fee reduction(5)                             2.15%              2.15%                    2.15%(6)
   Net investment loss                                                      (0.72)%            (0.81)%                  (0.67)%(6)
Portfolio Turnover of the Portfolio                                            45%                64%                      11%
-----------------------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee. The operating expenses of the
   Fund reflect a reimbursement of expenses by the Administrator.
   Had such actions not been taken, the ratios and net investment loss per share would have been as follows:
Ratios (As a percentage of average daily net assets):
   Expenses(5)                                                               2.48%              3.51%                   10.83%(6)
   Expenses after custodian fee reduction(5)                                 2.48%              3.51%                   10.82%(6)
   Net investment loss                                                      (1.05)%            (2.17)%                  (9.34)%(6)
Net investment loss per share                                        $     (0.131)      $     (0.239)    $             (0.293)
-----------------------------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, September 9, 2002 to December 31, 2002.
(2) Net investment loss per share was computed using average shares outstanding.
(3) The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(4) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(5)  Includes the Fund's share of the Portfolio's allocated expenses.
(6)  Annualized.

                        See notes to financial statements

                                                                                              CLASS C
                                                                     --------------------------------------------------------
                                                                         YEAR ENDED DECEMBER 31,
                                                                     -------------------------------     PERIOD ENDED
                                                                         2004               2003         DECEMBER 31, 2002(1)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                                 $     12.270       $     10.010     $             10.000
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment loss(2)                                               $     (0.092)      $     (0.089)    $             (0.023)
Net realized and unrealized gain                                            1.256(3)           2.349                    0.033(3)
-----------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                                         $      1.164       $      2.260     $              0.010
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net realized gain                                               $     (0.074)      $         --     $                 --
-----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                  $     (0.074)      $         --     $                 --
-----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                                       $     13.360       $     12.270     $             10.010
-----------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(4)                                                              9.49%             22.58%                    0.10%
-----------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA+

Net assets, end of year (000's omitted)                              $      6,217       $      3,770     $              1,161
Ratios (As a percentage of average daily net assets):
   Net expenses(5)                                                           2.15%              2.15%                    2.16%(6)
   Net expenses after custodian fee reduction(5)                             2.15%              2.15%                    2.15%(6)
   Net investment loss                                                      (0.73)%            (0.81)%                  (0.71)%(6)
Portfolio Turnover of the Portfolio                                            45%                64%                      11%
-----------------------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee. The operating expenses of the
   Fund reflect a reimbursement of expenses by the Administrator.
   Had such actions not been taken, the ratios and net investment loss per share would have been as follows:
Ratios (As a percentage of average daily net assets):
   Expenses(5)                                                               2.48%              3.51%                   10.83%(6)
   Expenses after custodian fee reduction(5)                                 2.48%              3.51%                   10.82%(6)
   Net investment loss                                                      (1.06)%            (2.17)%                  (9.38)%(6)
Net investment loss per share                                        $     (0.133)      $     (0.239)    $             (0.304)
-----------------------------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, September 9, 2002 to December 31, 2002.
(2) Net investment loss per share was computed using average shares outstanding.
(3) The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(4) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(5)  Includes the Fund's share of the Portfolio's allocated expenses.
(6)  Annualized.

                        See notes to financial statements

EATON VANCE LARGE-CAP CORE FUND as of December 31, 2004

NOTES TO FINANCIAL STATEMENTS

1 SIGNIFICANT ACCOUNTING POLICIES

Eaton Vance Large-Cap Core Fund (the Fund), is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 6). Class B shares held for eight years will automatically convert to Class A shares. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests of Large-Cap Core Portfolio (the Portfolio), a New York trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.6% at December 31, 2004). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A INVESTMENT VALUATION -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

B INCOME -- The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund, determined in accordance with accounting principles generally accepted in the United States of America.

C EXPENSES -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

D FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders, each year, all of its net investment income, and any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

E EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

F INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G OTHER -- Investment transactions are accounted for on a trade-date basis. Dividends to shareholders are recorded on the ex-dividend date.

H USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2  DISTRIBUTIONS TO SHAREHOLDERS

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income, if any, and at least one distribution annually of all or substantially all of its net realized capital gains, if any. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. Shareholders may reinvest all distributions in additional shares of the Fund at the net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

The tax character of distributions paid for the year ended December 31, 2004 was as follows:

DISTRIBUTIONS PAID FROM:

Long-term capital gain                                          $    174,280

There were no distributions for the year ended December 31, 2003.

During the year ended December 31, 2004, accumulated paid-in capital was decreased by $90,081, net investment loss was decreased by $89,330, and accumulated undistributed net realized gain was increased by $751 primarily due to differences between book and tax accounting for net operating losses and foreign currency gains and losses. This change had no effect on the net assets or the net asset value per share.

As of December 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed gain                                              $    165,557
Unrealized appreciation                                         $  4,710,883

3  SHARES OF BENEFICIAL INTEREST

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                     YEAR ENDED DECEMBER 31,
                                                 -------------------------------
CLASS A                                              2004              2003
--------------------------------------------------------------------------------
Sales                                                  820,423           576,425
Issued to shareholders electing to
  receive payments of distributions
  in Fund shares                                         5,658                --
Redemptions                                           (361,371)         (195,138)
Exchange from Class B shares                            12,833                --
--------------------------------------------------------------------------------
NET INCREASE                                           477,543           381,287
--------------------------------------------------------------------------------

                                                     YEAR ENDED DECEMBER 31,
                                                 -------------------------------
CLASS B                                              2004              2003
--------------------------------------------------------------------------------
Sales                                                  414,551           346,357
Issued to shareholders electing to
  receive payments of distributions
  in Fund shares                                         3,415                --
Redemptions                                            (85,809)          (69,622)
Exchange to Class A shares                             (12,072)               --
--------------------------------------------------------------------------------
NET INCREASE                                           320,085           276,735
--------------------------------------------------------------------------------

                                                     YEAR ENDED DECEMBER 31,
                                                 -------------------------------
CLASS C                                              2004              2003
--------------------------------------------------------------------------------
Sales                                                  281,792           280,180
Issued to shareholders electing to
  receive payments of distributions
  in Fund shares                                         2,148                --
Redemptions                                           (125,959)          (88,748)
--------------------------------------------------------------------------------
NET INCREASE                                           157,981           191,432
--------------------------------------------------------------------------------

4 TRANSACTIONS WITH AFFILIATES

The administration fee is earned by Eaton Vance Management (EVM) as compensation for managing and administering the business affairs of the Fund. Under the administration agreement, EVM earns a fee in the amount of 0.15% per annum of average daily net assets of the Fund. For the year ended December 31, 2004, the administration fee amounted to $37,133. For the fiscal year ended December 31, 2004, the administrator has agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Expenses exceed 1.40% of average net assets for Class A shares and 2.15% of average net assets for Class B and Class C shares. Thereafter, the reimbursement may be changed or terminated at any time. Pursuant to this agreement, EVM was allocated $78,704 of the Fund's operating expenses for the year ended December 31, 2004. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the year ended December 31, 2004, EVM earned $3,148 in sub-transfer agent fees.

Except for Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. Trustees of the Fund that are not affiliated with EVM or BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2004, no significant amounts have been deferred.

Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $15,542 as its portion of the sales charge on sales of Class A shares for the year ended December 31, 2004.

Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5 DISTRIBUTION AND SERVICE PLANS

The Fund has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, and a service plan for Class A shares (Class A
Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts therefore paid to EVD by each respective class. The Fund paid or accrued $60,258 and $38,759 for Class B and Class C shares, respectively, to or payable to EVD for the year ended December 31, 2004, representing 0.75% of the average daily net assets for Class B and Class C shares, respectively. At December 31, 2004, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $126,000 and $184,000 for Class B and Class C shares, respectively.

The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts equal to 0.25% of the Fund's average daily net assets attributable to Class A, Class B and Class C shares for each fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees for the year ended December 31, 2004 amounted to $28,882, $20,086 and $12,920 for Class A, Class B and Class C shares, respectively.

6 CONTINGENT DEFERRED SALES CHARGE

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. Class A shares may be subject to a 1% CDSC if redeemed within one year of purchase (depending upon the circumstances of purchase). Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase.

No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC pertaining to Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class B and Class C Plans, respectively (see Note 5). CDSC assessed on Class B and Class C shares when no Uncovered Distribution Charges exist for the respective classes will be credited to the Fund. EVD received approximately $20,000 and $2,000 of CDSC paid by shareholders for Class B and Class C shares, respectively, for the year ended December 31, 2004.

7 INVESTMENT TRANSACTIONS

Increases and decreases in the Fund's investment in the Portfolio aggregated $19,232,332 and $7,499,376, respectively, for the year ended December 31, 2004.

EATON VANCE LARGE-CAP CORE FUND as of December 31, 2004

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE TRUSTEES OF EATON VANCE SPECIAL INVESTMENT
TRUST AND SHAREHOLDERS OF EATON VANCE LARGE-CAP
CORE FUND:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Large-Cap Core Fund (the "Fund") (one of the series of Eaton Vance Special Investment Trust) as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended, and for the period from the start of business, September 9, 2002, to December 31, 2002. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Large-Cap Core Fund at December 31, 2004, and the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 18, 2005

EATON VANCE LARGE-CAP CORE FUND as of December 31, 2004

FEDERAL TAX INFORMATION (UNAUDITED)

The Form 1099-DIV you received in January 2005 showed the tax status of all distributions paid to your account in calendar 2004. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code regulations, shareholders must be notified within 60 days of the Fund's fiscal year end regarding the status of capital gain dividends.

CAPITAL GAIN DIVIDENDS. The Fund designates $174,280 as a capital gain dividend.

LARGE-CAP CORE PORTFOLIO as of December 31, 2004

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 98.8%

SECURITY                                                 SHARES            VALUE
-----------------------------------------------------------------------------------------
AEROSPACE & DEFENSE -- 2.0%

General Dynamics Corp.                                            3,550    $      371,330
Northrop Grumman Corp.                                            5,100           277,236
-----------------------------------------------------------------------------------------
                                                                           $      648,566
-----------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS -- 1.0%

FedEx Corp.                                                       3,170    $      312,213
-----------------------------------------------------------------------------------------
                                                                           $      312,213
-----------------------------------------------------------------------------------------

BEVERAGES -- 2.4%

Anheuser-Busch Cos., Inc.                                         6,800    $      344,964
PepsiCo, Inc.                                                     8,150           425,430
-----------------------------------------------------------------------------------------
                                                                           $      770,394
-----------------------------------------------------------------------------------------

BIOTECHNOLOGY -- 4.2%

Amgen, Inc.(1)                                                    6,000    $      384,900
Genzyme Corp.(1)                                                  7,100           412,297
Sepracor, Inc.(1)                                                 9,400           558,078
-----------------------------------------------------------------------------------------
                                                                           $    1,355,275
-----------------------------------------------------------------------------------------

CAPITAL MARKETS -- 4.9%

Franklin Resources, Inc.                                          5,700    $      397,005
Goldman Sachs Group, Inc.                                         5,400           561,816
Merrill Lynch & Co., Inc.                                        10,200           609,654
-----------------------------------------------------------------------------------------
                                                                           $    1,568,475
-----------------------------------------------------------------------------------------

COMMERCIAL BANKS -- 6.2%

Anglo Irish Bank Corp. PLC(2)                                    12,000    $      291,600
Bank of America Corp.                                            11,862           557,395
TCF Financial Corp.                                               8,200           263,548
Wachovia Corp.                                                    8,400           441,840
Wells Fargo & Co.                                                 7,350           456,803
-----------------------------------------------------------------------------------------
                                                                           $    2,011,186
-----------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT -- 5.1%

Avaya, Inc.(1)                                                   28,600    $      491,920
Cisco Systems, Inc.(1)                                           19,100           368,630
Corning, Inc.(1)                                                 31,600           371,932
Research in Motion Ltd.(1)(2)                                     4,900           403,858
-----------------------------------------------------------------------------------------
                                                                           $    1,636,340
-----------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS -- 0.8%

International Business Machines Corp.                             2,600    $      256,308
-----------------------------------------------------------------------------------------
                                                                           $      256,308
-----------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES -- 5.5%

American Express Co.                                              6,400    $      360,768
Citigroup, Inc.                                                   8,600           414,348
JPMorgan Chase & Co.                                             12,000           468,120
Moody's Corp.                                                     6,000           521,100
-----------------------------------------------------------------------------------------
                                                                           $    1,764,336
-----------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT -- 2.1%

Emerson Electric Co.                                              9,700    $      679,970
-----------------------------------------------------------------------------------------
                                                                           $      679,970
-----------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.1%

Agilent Technologies, Inc.(1)                                    12,800    $      308,480
Flextronics International Ltd.(1)(2)                             26,200           362,084
-----------------------------------------------------------------------------------------
                                                                           $      670,564
-----------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES -- 2.0%

GlobalSantaFe Corp.                                              10,500    $      347,655
Halliburton Co.                                                   7,500           294,300
-----------------------------------------------------------------------------------------
                                                                           $      641,955
-----------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING -- 2.6%

Walgreen Co.                                                     15,400    $      590,898
Wal-Mart Stores, Inc.                                             4,550           240,331
-----------------------------------------------------------------------------------------
                                                                           $      831,229
-----------------------------------------------------------------------------------------

FOOD PRODUCTS -- 1.9%

Hershey Foods Corp.                                               5,200    $      288,808
Nestle SA(2)                                                      1,300           339,295
-----------------------------------------------------------------------------------------
                                                                           $      628,103
-----------------------------------------------------------------------------------------

HEALTH CARE-EQUIPMENT & SUPPLIES -- 2.7%

Baxter International, Inc.                                       10,200    $      352,308
Medtronic, Inc.                                                  10,500           521,535
-----------------------------------------------------------------------------------------
                                                                           $      873,843
-----------------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                                 SHARES            VALUE
-----------------------------------------------------------------------------------------
HEALTH CARE-PROVIDERS & SERVICES -- 1.2%

Caremark Rx, Inc.(1)                                              9,700    $      382,471
-----------------------------------------------------------------------------------------
                                                                           $      382,471
-----------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS -- 1.2%

Procter & Gamble Co.                                              7,300    $      402,084
-----------------------------------------------------------------------------------------
                                                                           $      402,084
-----------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATE -- 3.2%

General Electric Co.                                             11,200    $      408,800
Tyco International Ltd.(2)                                       17,200           614,728
-----------------------------------------------------------------------------------------
                                                                           $    1,023,528
-----------------------------------------------------------------------------------------

INSURANCE -- 2.0%

Aflac Corp.                                                       6,900    $      274,896
Berkshire Hathaway, Inc., Class B(1)                                125           367,000
-----------------------------------------------------------------------------------------
                                                                           $      641,896
-----------------------------------------------------------------------------------------

IT SERVICES -- 2.3%

Accenture Ltd., Class A(1)(2)                                    14,250    $      384,750
First Data Corp.                                                  8,700           370,098
-----------------------------------------------------------------------------------------
                                                                           $      754,848
-----------------------------------------------------------------------------------------

MACHINERY -- 3.4%

Danaher Corp.                                                     6,000    $      344,460
Deere & Co.                                                       6,000           446,400
Illinois Tool Works, Inc.                                         3,150           291,942
-----------------------------------------------------------------------------------------
                                                                           $    1,082,802
-----------------------------------------------------------------------------------------

MEDIA -- 5.5%

Comcast Corp., Class A(1)                                        12,000    $      394,080
McGraw-Hill Cos., Inc., (The)                                     6,900           631,626
Omnicom Group, Inc.                                               4,100           345,712
Time Warner, Inc.(1)                                             21,200           412,128
-----------------------------------------------------------------------------------------
                                                                           $    1,783,546
-----------------------------------------------------------------------------------------

METALS & MINING -- 2.6%

Alcoa, Inc.                                                      13,100    $      411,602
Inco, Ltd.(1)(2)                                                 11,500           422,970
-----------------------------------------------------------------------------------------
                                                                           $      834,572
-----------------------------------------------------------------------------------------

MULTILINE RETAIL -- 0.9%

Target Corp.                                                      5,400    $      280,422
-----------------------------------------------------------------------------------------
                                                                           $      280,422
-----------------------------------------------------------------------------------------

OIL & GAS -- 5.4%

Apache Corp.                                                      5,800    $      293,306
BP PLC ADR                                                        7,620           445,008
ConocoPhillips                                                    2,950           256,149
Exxon Mobil Corp.                                                 9,210           472,105
Williams Co., Inc. (The)                                         16,000           260,640
-----------------------------------------------------------------------------------------
                                                                           $    1,727,208
-----------------------------------------------------------------------------------------

PERSONAL PRODUCTS -- 2.7%

Estee Lauder Cos., Inc. (The), Class A                            6,800    $      311,236
Gillette Co. (The)                                               12,480           558,854
-----------------------------------------------------------------------------------------
                                                                           $      870,090
-----------------------------------------------------------------------------------------

PHARMACEUTICALS -- 5.6%

Abbott Laboratories                                               6,800    $      317,220
Pfizer, Inc.                                                     17,470           469,768
Teva Pharmaceuticals Industries Ltd. ADR                         12,000           358,320
Valeant Pharmaceuticals International                            12,500           329,375
Watson Pharmaceuticals, Inc.(1)                                  10,100           331,381
-----------------------------------------------------------------------------------------
                                                                           $    1,806,064
-----------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 5.1%

Broadcom Corp., Class A(1)                                       14,900    $      480,972
Intel Corp.                                                      13,500           315,765
Linear Technology Corp.                                           7,500           290,700
Maxim Integrated Products, Inc.                                   6,100           258,579
Microchip Technology, Inc.                                       10,600           282,596
-----------------------------------------------------------------------------------------
                                                                           $    1,628,612
-----------------------------------------------------------------------------------------

SOFTWARE -- 4.6%

Microsoft Corp.                                                  20,720    $      553,431
Oracle Corp.(1)                                                  18,500           253,820
SAP AG ADR                                                       10,100           446,521
Symantec Corp.(1)                                                 9,000           231,840
-----------------------------------------------------------------------------------------
                                                                           $    1,485,612
-----------------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                                 SHARES            VALUE
-----------------------------------------------------------------------------------------
SPECIALTY RETAIL -- 2.7%

Bed Bath and Beyond, Inc.(1)                                     12,000    $      477,960
Home Depot, Inc. (The)                                            9,000           384,660
-----------------------------------------------------------------------------------------
                                                                           $      862,620
-----------------------------------------------------------------------------------------

TELECOMMUNICATIONS SERVICES -- 1.1%

Sprint Corp.                                                     14,000    $      347,900
-----------------------------------------------------------------------------------------
                                                                           $      347,900
-----------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS -- 1.8%

Nike, Inc., Class B                                               6,600    $      598,554
-----------------------------------------------------------------------------------------
                                                                           $      598,554
-----------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE -- 0.9%

Countrywide Financial Corp.                                       7,800    $      288,678
-----------------------------------------------------------------------------------------
                                                                           $      288,678
-----------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATIONS SERVICES -- 1.1%

Nextel Communications, Inc., Class A(1)                          11,400    $      342,000
-----------------------------------------------------------------------------------------
                                                                           $      342,000
-----------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
   (IDENTIFIED COST $27,049,001)                                           $   31,792,264
-----------------------------------------------------------------------------------------

COMMERCIAL PAPER -- 1.3%

                                                        PRINCIPAL
                                                        AMOUNT
SECURITY                                                (000'S OMITTED)    VALUE
-----------------------------------------------------------------------------------------
General Electric Capital Corp., 1.95%, 1/3/05           $           407    $      406,956
-----------------------------------------------------------------------------------------

TOTAL COMMERCIAL PAPER
   (AT AMORTIZED COST, $406,956)                                           $      406,956
-----------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 2.0%

                                                        PRINCIPAL
                                                        AMOUNT
SECURITY                                                (000'S OMITTED)    VALUE
-----------------------------------------------------------------------------------------
Investors Bank and Trust Company Time Deposit,
2.25%, 1/3/05                                           $           641    $      641,000
-----------------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
   (AT AMORTIZED COST, $641,000)                                           $      641,000
-----------------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 102.1%
   (IDENTIFIED COST $28,096,957)                                           $   32,840,220
-----------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- (2.1)%                                   $     (677,725)
-----------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                       $   32,162,495
-----------------------------------------------------------------------------------------

ADR - American Depository Receipt

(1)  Non-income producing security.

(2)  Foreign security.

                        See notes to financial statements

LARGE-CAP CORE PORTFOLIO as of December 31, 2004

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2004

ASSETS

Investments, at value (identified cost, $28,096,957)                      $   32,840,220
Cash                                                                              41,221
Dividends and interest receivable                                                 21,163
Tax reclaim receivable                                                             2,703
----------------------------------------------------------------------------------------
TOTAL ASSETS                                                              $   32,905,307
----------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                         $      726,651
Payable to affiliate for Trustees' fees                                               33
Accrued expenses                                                                  16,128
----------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                         $      742,812
----------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO                 $   32,162,495
----------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals                   $   27,418,962
Net unrealized appreciation (computed on the basis of
   identified cost)                                                            4,743,533
----------------------------------------------------------------------------------------
TOTAL                                                                     $   32,162,495
----------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 2004

INVESTMENT INCOME

Dividends (net of foreign taxes, $4,450)                                  $      346,674
Interest                                                                          11,358
----------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                   $      358,032
----------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                    $      161,678
Trustees' fees and expenses                                                          142
Custodian fee                                                                     28,566
Legal and accounting services                                                     19,340
Miscellaneous                                                                      3,633
----------------------------------------------------------------------------------------
TOTAL EXPENSES                                                            $      213,359
----------------------------------------------------------------------------------------
Deduct --
   Reduction of investment adviser fee                                    $          311
----------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                                  $          311
----------------------------------------------------------------------------------------

NET EXPENSES                                                              $      213,048
----------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                     $      144,984
----------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)                        $      433,491
   Foreign currency transactions                                                    (757)
----------------------------------------------------------------------------------------
NET REALIZED GAIN                                                         $      432,734
----------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                    $    2,272,397
   Foreign currency                                                                  219
----------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                      $    2,272,616
----------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                          $    2,705,350
----------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                $    2,850,334
----------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                                      YEAR ENDED           YEAR ENDED
IN NET ASSETS                                            DECEMBER 31, 2004    DECEMBER 31, 2003
-----------------------------------------------------------------------------------------------
INCREASE (DECREASE)
IN NET ASSETS

From operations --
   Net investment income                                 $         144,984    $          19,911
   Net realized gain (loss)
      from investment transactions and
      foreign currency transactions                                432,734              (55,749)
   Net change in unrealized
      appreciation (depreciation) from
      investments and foreign currency                           2,272,616            2,502,237
-----------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS               $       2,850,334    $       2,466,399
-----------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                         $      19,232,332    $      13,110,687
   Withdrawals                                                  (7,499,376)          (3,696,639)
-----------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                                  $      11,732,956    $       9,414,048
-----------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                               $      14,583,290    $      11,880,447
-----------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                     $      17,579,205    $       5,698,758
-----------------------------------------------------------------------------------------------
AT END OF YEAR                                           $      32,162,495    $      17,579,205
-----------------------------------------------------------------------------------------------

                        See notes to financial statements

SUPPLEMENTARY DATA

                                                                         YEAR ENDED DECEMBER 31,
                                                                     -------------------------------         PERIOD ENDED
                                                                         2004               2003         DECEMBER 31, 2002(1)
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+

Ratios (As a percentage of average daily net assets):
   Net expenses                                                              0.85%              1.15%                    4.48%(2)
   Net expenses after custodian fee reduction                                0.85%              1.15%                    4.47%(2)
   Net investment income (loss)                                              0.58%              0.19%                   (3.03)%(2)
Portfolio Turnover                                                             45%                64%                      11%
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                                                             10.98%             23.83%                   (0.73)%
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                              $     32,162       $     17,579     $              5,699
-----------------------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been as follows:
Ratios (As a percentage of average daily net assets):
   Expenses                                                                  0.86%                --                       --
   Expenses after custodian fee reduction                                    0.86%                --                       --
   Net investment income                                                     0.57%                --                       --
-----------------------------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, September 9, 2002 to December 31, 2002.
(2)  Annualized.
(3)  Total return is historical and is not computed on an annualized basis.

                        See notes to financial statements

LARGE-CAP CORE PORTFOLIO as of December 31, 2004

NOTES TO FINANCIAL STATEMENTS

1 SIGNIFICANT ACCOUNTING POLICIES

Large-Cap Core Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on June 18, 2002, seeks to achieve total return by investing in a broadly diversified selection of equity securities. The Portfolio normally invests at least 80% of its assets in large-cap companies, which are companies with a market capitalization equal to or greater than the median capitalization of companies included in the S&P 500 Index. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At December 31, 2004, the Eaton Vance Large-Cap Core Fund held an approximate 99.6% interest in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A INVESTMENT VALUATION -- Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. The daily valuation of foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Portfolio may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B INCOME -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

C INCOME TAXES -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

D FINANCIAL FUTURES CONTRACTS -- Upon entering into a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount (initial margin) equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated Portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

E PUT OPTIONS -- Upon the purchase of a put option by the Portfolio, the premium paid is recorded as an asset in the Statement of Assets and Liabilities, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the premium paid. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the premium paid. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

F SECURITIES SOLD SHORT -- The Portfolio may sell a security short if it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short. Such transactions are done in anticipation of a decline in the market price of the securities or in order to hedge portfolio positions. The Portfolio will generally borrow the security sold in order to make delivery to the buyer. Upon executing the transaction, the Portfolio records the proceeds as deposits with brokers in the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked-to-market and the Portfolio is required to pay the lending broker any dividend or interest income earned while the short position is open. A gain or loss is recorded when the security is delivered to the broker. The Portfolio may recognize a loss on the transaction if the market value of the securities sold increases before the securities are delivered.

G FOREIGN CURRENCY TRANSLATION -- Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the year ended December 31, 2004, there were no credit balances used to reduce the Portfolio's custodian fee.

J USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

K OTHER -- Investment transactions are accounted for on a trade-date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

2 INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee equal to 0.65% annually of average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the year ended December 31, 2004, the advisory fee amounted to $161,678. BMR has also agreed to reduce the investment adviser fee by an amount equal to that portion of commissions paid to broker dealers in execution of Portfolio security transactions that is consideration for third-party research services. For the period from May 1, 2004 to December 31, 2004, BMR waived $311 of its advisory fee. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio that are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2004, no significant amounts have been deferred.

Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  INVESTMENT TRANSACTIONS

Purchases and sales of investments, other than short-term obligations, aggregated $22,614,453 and $10,795,322, respectively, for the year ended December 31, 2004.

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2004, as computed on a federal income tax basis, were as follows:

AGGREGATE COST                                                    $   28,097,236
--------------------------------------------------------------------------------
Gross unrealized appreciation                                     $    4,950,226
Gross unrealized depreciation                                           (207,242)
--------------------------------------------------------------------------------

NET UNREALIZED APPRECIATION                                       $    4,742,984
--------------------------------------------------------------------------------

5 FINANCIAL INSTRUMENTS

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at December 31, 2004.

6  LINE OF CREDIT

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees for the year ended December 31, 2004.

LARGE-CAP CORE PORTFOLIO as of December 31, 2004

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE TRUSTEES AND INVESTORS
OF LARGE-CAP CORE PORTFOLIO:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Large-Cap Core Portfolio (the Portfolio) as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the supplementary data for each of the two years in the period then ended, and the period from the start of business, September 9, 2002, to December 31, 2002. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of the Large-Cap Core Portfolio as of December 31, 2004, the results of its operations, the changes in its net assets and the supplementary data for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 18, 2005

EATON VANCE LARGE-CAP CORE FUND

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Special Investment Trust (the Trust) and Large-Cap Core Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolio as that term is defined under the 1940 Act. The business address of each Trustee and officer is the Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research and "EVD" refers to Eaton Vance Distributors, Inc. "FOX" refers to Fox Asset Management. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM. FOX is a majority owned subsidiary of EVC.

                           POSITION(S)        TERM OF                                 NUMBER OF PORTFOLIOS
                            WITH THE        OFFICE AND                                  IN FUND COMPLEX
        NAME AND            TRUST AND       LENGTH OF       PRINCIPAL OCCUPATION(S)       OVERSEEN BY
     DATE OF BIRTH        THE PORTFOLIO      SERVICE        DURING PAST FIVE YEARS         TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE

James B. Hawkes              Trustee      Trustee of the   Chairman, President and            195               Director of EVC
11/9/41                                     Trust since    Chief Executive Officer
                                           1989; of the    of BMR, EVC, EVM and EV;
                                         Portfolio since   Director of EV; Vice
                                              2002         President and Director of
                                                           EVD. Trustee and/or
                                                           officer of 195 registered
                                                           investment companies in
                                                           the Eaton Vance Fund
                                                           Complex. Mr. Hawkes is an
                                                           interested person because
                                                           of his positions with
                                                           BMR, EVM, EVC and EV,
                                                           which are affiliates of
                                                           the Fund and the
                                                           Portfolio.

NONINTERESTED TRUSTEE(S)

Samuel L. Hayes, III       Chairman of    Trustee of the   Jacob H. Schiff Professor          195            Director of Tiffany &
2/23/35                    the Board       Trust since     of Investment Banking                                 Co. (specialty
                           and Trustee     1989; of the    Emeritus, Harvard                                 retailer) and Telect,
                                          Portfolio since  University Graduate                              Inc. (telecommunication
                                             2002 and      School of Business                                  services company)
                                          Chairman of the  Administration.
                                         Board since 2005

William H. Park              Trustee        Since 2003     President and Chief                195                     None
9/19/47                                                    Executive Officer,
                                                           Prizm Capital
                                                           Management, LLC
                                                           (investment management
                                                           firm) (since 2002).
                                                           Executive Vice
                                                           President and Chief
                                                           Financial Officer,
                                                           United Asset Management
                                                           Corporation (a holding
                                                           company owning
                                                           institutional
                                                           investment management
                                                           firms) (1982-2001).

Ronald A. Pearlman           Trustee        Since 2003     Professor of Law,                  195                     None
7/10/40                                                    Georgetown University
                                                           Law Center (since
                                                           1999). Tax Partner,
                                                           Covington & Burling,
                                                           Washington, DC
                                                           (1991-2000).

Norton H. Reamer             Trustee      Trustee of the   President, Chief                   195                     None
9/21/35                                    Trust since     Executive Officer and a
                                          1989; of the     Director of Asset
                                         Portfolio since   Management Finance
                                              2002         Corp. (a specialty
                                                           finance company serving
                                                           the investment
                                                           management industry)
                                                           (since October 2003).
                                                           President, Unicorn
                                                           Corporation (an
                                                           investment and
                                                           financial advisory
                                                           services company)
                                                           (since September 2000).
                                                           Formerly, Chairman and
                                                           Chief Operating
                                                           Officer, Hellman,
                                                           Jordan Management Co.,
                                                           Inc. (an investment
                                                           management company)
                                                           (2000-2003). Formerly,
                                                           Advisory Director of
                                                           Berkshire Capital
                                                           Corporation (investment
                                                           banking firm)
                                                           (2002-2003). Formerly
                                                           Chairman of the Board,
                                                           United Asset Management
                                                           Corporation (a holding
                                                           company owning
                                                           institutional
                                                           investment management
                                                           firms) and Chairman,
                                                           President and Director,
                                                           UAM Funds (mutual
                                                           funds) (1980-2000).

Lynn A. Stout                Trustee      Trustee of the   Professor of Law,                  195                     None
9/14/57                                    Trust since     University of
                                           1998; of the    California at Los
                                          Portfolio since  Angeles School of Law
                                              2002         (since July 2001).
                                                           Formerly, Professor of
                                                           Law, Georgetown
                                                           University Law Center.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                             POSITION(S)               TERM OF
                              WITH THE               OFFICE AND
        NAME AND             TRUST AND                LENGTH OF                         PRINCIPAL OCCUPATION(S)
     DATE OF BIRTH          THE PORTFOLIO              SERVICE                          DURING PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------------------------------
Thomas E. Faust Jr.        President of the          Since 2002         Executive Vice President of EVM, BMR, EVC and EV; Chief
5/31/58                         Trust                                   Investment Officer of EVM and BMR and Director of EVC.
                                                                        Chief Executive Officer of Belair Capital Fund LLC,
                                                                        Belcrest Capital Fund LLC, Belmar Capital Fund LLC,
                                                                        Belport Capital Fund LLC and Belrose Capital Fund LLC
                                                                        (private investment companies sponsored by EVM). Officer
                                                                        of 59 registered investment companies managed by EVM or
                                                                        BMR.

Duke E. Laflamme           Vice President of         Since 2001         Vice President of EVM and BMR. Officer of 11 registered
7/8/69                         the Trust                                investment companies managed by EVM or BMR.

Thomas H. Luster           Vice President of         Since 2002         Vice President of EVM and BMR. Officer of 16 registered
4/8/62                         the Trust                                investment companies managed by EVM or BMR.

Lewis R. Piantedosi        Vice President of         Since 2002         Vice President of EVM and BMR. Officer of 4 registered
8/10/65                      the Portfolio                              investment companies managed by EVM or BMR.

George C. Pierides         Vice President of         Since 2004         Senior Managing Director of Fox. Officer of 12 registered
12/26/57                     the Trust                                  investment companies managed by EVM or BMR.

Duncan W. Richardson       President of the          Since 2002         Senior Vice President and Chief Equity Investment Officer
10/26/57                      Portfolio                                 of EVM and BMR. Officer of 46 registered investment
                                                                        companies managed by EVM or BMR.

Alan R. Dynner                Secretary            Secretary of the     Vice President, Secretary and Chief Legal Officer of BMR,
10/10/40                                         Trust since 1997; of   EVM, EVD, EV and EVC. Officer of 195 registered
                                                 the Portfolio since    investment companies managed by EVM or BMR.
                                                         2002

Michelle A. Green          Treasurer of the          Since 2002         Vice President of EVM and BMR. Chief Financial Officer of
8/25/69                       Portfolio                                 Belair Capital Fund LLC, Belcrest Capital Fund LLC,
                                                                        Belmar Capital Fund LLC, Belport Capital Fund LLC and
                                                                        Belrose Capital Fund LLC (private investment companies
                                                                        sponsored by EVM). Officer of 82 registered investment
                                                                        companies managed by EVM or BMR.

James L. O'Connor          Treasurer of the          Since 1989         Vice President of BMR, EVM and EVD. Officer of 117
4/1/45                          Trust                                   registered investment companies managed by EVM or BMR.

Paul M. O'Neil             Chief Compliance          Since 2004         Vice President of EVM and BMR. Officer of 195 registered
7/11/53                        Officer                                  investment companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

The SAI for the Fund includes additional information about the Trustee and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance's website at www.eatonvance.com or by calling 1-800-225-6265.

                       This Page Intentionally Left Blank

                       This Page Intentionally Left Blank

                 INVESTMENT ADVISER OF LARGE-CAP CORE PORTFOLIO
                         BOSTON MANAGEMENT AND RESEARCH
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

                ADMINISTRATOR OF EATON VANCE LARGE-CAP CORE FUND
                             EATON VANCE MANAGEMENT
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

                              PRINCIPAL UNDERWRITER
                         EATON VANCE DISTRIBUTORS, INC.
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109
                                 (617) 482-8260

                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 CLARENDON STREET
                                BOSTON, MA 02116

                                 TRANSFER AGENT
                                    PFPC INC.
                             ATTN: EATON VANCE FUNDS
                                  P.O. BOX 9653
                            PROVIDENCE, RI 02940-9653
                                 (800) 262-1122

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                              DELOITTE & TOUCHE LLP
                               200 BERKELEY STREET
                              BOSTON, MA 02116-5022


                         EATON VANCE LARGE-CAP CORE FUND
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109


   THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. BEFORE
      INVESTING, INVESTORS SHOULD CONSIDER CAREFULLY THE FUND'S INVESTMENT OBJECTIVE(S), RISKS, AND CHARGES AND EXPENSES. THE FUND'S CURRENT PROSPECTUS
CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND AND IS AVAILABLE THROUGH YOUR
  FINANCIAL ADVISOR. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR
         SEND MONEY. FOR FURTHER INFORMATION PLEASE CALL 1-800-225-6265.

1559-2/05                                                                 LCCSRC

[EV LOGO]

[GRAPHIC IMAGE]

ANNUAL REPORT DECEMBER 31, 2004

[GRAPHIC IMAGE]

EATON VANCE LARGE-CAP VALUE FUND

[GRAPHIC IMAGE]

                      IMPORTANT NOTICES REGARDING PRIVACY,
                       DELIVERY OF SHAREHOLDER DOCUMENTS,
                      PORTFOLIO HOLDINGS, AND PROXY VOTING

PRIVACY. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

  - Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

  - None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

  - Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

  - We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

         For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

DELIVERY OF SHAREHOLDER DOCUMENTS. The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

PORTFOLIO HOLDINGS. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the Securities and Exchange Commission for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the Securities and Exchange Commision's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

PROXY VOTING. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to Portfolio securities during the 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at www.sec.gov.

EATON VANCE LARGE-CAP VALUE FUND as of December 31, 2004
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

[PHOTO OF MICHAEL R. MACH]
Michael R. Mach, CFA
Portfolio Manager

THE FUND

PERFORMANCE FOR THE PAST YEAR

- During the year ended December 31, 2004, the Fund's Class A shares had a total return of 15.68%. This return was the result of an increase in net asset value (NAV) per share to $16.88 on December 31, 2004, from $14.76 on December 31, 2003, and the reinvestment of $0.178 per share in dividend income.(1)

- The Fund's Class B shares had a total return of 14.80% during the same period, the result of an increase in NAV per share to $19.46 on December 31, 2004, from $17.02 on December 31, 2003, and the reinvestment of $0.072 per share in dividend income.(1)

- The Fund's Class C shares had a total return of 14.81% during the same period, the result of an increase in NAV per share to $15.48 on December 31, 2004, from $13.55 on December 31, 2003, and the reinvestment of $0.071 per share in dividend income.(1)

- The Fund's Class R shares had a total return of 11.10% during the period from inception on February 18, 2004, to December 31, 2004. This return was the result of an increase in NAV per share to $14.34 on December 31, 2004, from $13.00 on February 18, 2004, and the reinvestment of $0.096 per share in dividend income.(1)

- The Fund's Class I shares had a total return of 0.66% during the period from inception on December 28, 2004, to December 31, 2004. This return was the result of an increase in NAV per share to $16.88 on December 31, 2004, from $16.77 on December 28, 2004.(1)

- For comparison, the Russell 1000 Value Index - an unmanaged market index of value stocks - had a total return of 16.49% during the same period, and the S&P500 Index - a broad-based, unmanaged market index commonly used as a measure of overall U.S. stock market performance - had a total return of 10.87% for the same period.(2)

MANAGEMENT DISCUSSION

- During the 12-month period ended December 31, 2004, the U.S. equity markets extended their recent advance. Two continued drivers of equity market strength have been the growing U.S. economy and the more favorable tax environment for capital gains and dividends created by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Robust economic growth has helped corporations grow their earnings and cash flows, and the new lower tax rates being applied to capital gains and qualified equity dividend income are providing equity investors with a tax environment about as favorable as any we have known since the federal income tax was instituted in 1913.

- For its most recent fiscal year, the Fund provided shareholders with a return that fell between the 16.49% return of the Russell 1000 Value Index and the 10.87% return of the S&P 500 Index.(2)

- Stocks making positive contributions to the Fund's recent performance include energy-related shares. The Portfolio's holdings in this sector saw their share prices advance meaningfully, as demand and prices for oil and natural gas moved higher during the period. Also contributing to recent Fund performance was a cluster of stocks offering above-average dividend yields along with traditions of above-average dividend growth.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE OR OFFERING PRICE (AS APPLICABLE) WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. FOR PERFORMANCE AS OF THE MOST RECENT MONTH END, PLEASE REFER TO www.eatonvance.com.

FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

(1) THESE RETURNS DO NOT INCLUDE THE 5.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B AND CLASS C SHARES. IF THE SALES CHARGE WAS DEDUCTED, THE PERFORMANCE WOULD BE LOWER. CLASS R AND CLASS I SHARES GENERALLY HAVE NO SALES CHARGE.
(2) IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. THE INDEX'S TOTAL RETURN DOES NOT REFLECT COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX.

EATON VANCE LARGE-CAP VALUE FUND as of December 31, 2004
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

- Over the last year, health care was the single broad economic sector of the Russell 1000 Value Index that generated negative returns.(1) During the period, the Portfolio owned a number of health care-related stocks that also declined in value; some of these holdings were eliminated from the Portfolio.

- As the Fund's Class B and Class C shares hit the 10-year mark in 2004, the Fund's long-term performance over that time frame is worth noting. The Fund outpaced the S&P 500 Index for the past 10 years (13.95% for Class A shares, excluding sales charge, versus 12.08% for the index) and performed slightly ahead of the Russell 1000 Value Index (13.95% versus 13.83% for the index).(1),(2) The period was an interesting one in that it included periods of significant market advance as well as spells of troubling market decline. Throughout the timeframe, we believe the engines most responsible for driving the Fund's performance were its well-defined investment philosophy, its disciplined investment process, and its ability to take advantage of the insights generated by Eaton Vance's stable team of experienced equity research analysts.

- Effective May 1, 2005, the Fund will use the Russell 1000 Value Index as its reference for determining what companies are large-cap. Currently the Fund considers large-cap companies to be those companies having market capitalizations equal to or greater than the median capitalization of companies included in the S&P 500 Index. However, over the past several years, the median capitalization of companies in the S&P 500 Index has grown considerably; as a result, we now believe that the Russell 1000 Value Index is a more appropriate reference point.(1)

- In closing, I would like to thank you, my fellow shareholders, for your continued confidence and participation in Large-Cap Value Fund.

(1) IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. THE INDEX'S TOTAL RETURN DOES NOT REFLECT COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX.
(2) THE FUND ALSO OUTPERFORMED BOTH THE S&P 500 AND THE RUSSELL 1000 VALUE INDEX FOR THE 5-YEAR PERIOD ENDED DECEMBER 31, 2004. WHILE THE FUND ALSO OUTPERFORMED THE S&P 500 INDEX FOR THE 3-YEAR PERIOD ENDED DECEMBER 31, 2004, IT UNDERPERFORMED THE RUSSELL 1000 VALUE INDEX FOR THAT PERIOD.

THE VIEWS EXPRESSED THROUGHOUT THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGER AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND THE INVESTMENT ADVISER DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

TEN LARGEST HOLDINGS*

By net assets

   BANK OF AMERICA CORP.                 2.18%
   OCCIDENTAL PETROLEUM CORP.            2.03
   CITIGROUP, INC.                       2.01
   TYCO INT'L. LTD.                      1.99
   ALTRIA GROUP, INC.                    1.98
   WYETH                                 1.98
   COUNTRYWIDE FINANCIAL CORP.           1.97
   WACHOVIA CORP.                        1.95
   CHEVRON TEXACO CORP.                  1.95
   EXELON CORP.                          1.94

[CHART]

COMMON STOCK INVESTMENTS BY SECTOR*

By net assets

FINANCIALS                            30.57%
ENERGY                                13.30%
INDUSTRIALS                           12.78%
CONSUMER DISCRETIONARY                10.16%
CONSUMER STAPLES                       6.20%
UTILITIES                              5.81%
MATERIALS                              5.52%
INFORMATION TECHNOLOGY                 5.13%
HEALTH CARE                            4.61%
TELECOMMUNICATONS SERVICES             4.00%

* Ten Largest Holdings represented 19.98% of the Portfolio's net assets as of December 31, 2004. Portfolio information subject to change due to active management.

EATON VANCE LARGE-CAP VALUE FUND as of December 31, 2004
FUND PERFORMANCE

The line graph and table set forth below provide information about the Fund's performance. The line graph compares the performance of Class A of the Fund with that of the Russell 1000 Value Index, a broad-based, unmanaged market index of value stocks, and the S&P 500 Index, a broad-based, unmanaged market index of common stocks commonly used as a measure of U.S. stock market performance. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class A, the Russell 1000 Value Index, and the S&P 500 Index. Class A total returns are presented at net asset value and maximum public offering price. The table includes the total returns of each Class of the Fund at net asset value and public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

PERFORMANCE*                                               CLASS A      CLASS B       CLASS C      CLASS R     CLASS I
----------------------------------------------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
One Year                                                     15.68%       14.80%       14.81%         N/A         N/A
Five Years                                                    7.00         6.19         6.18          N/A         N/A
Ten Years                                                    13.95        12.83        12.50          N/A         N/A
Life of Fund+                                                 9.64        11.90        12.15        11.10        0.66

SEC Average Annual Total Returns (including sales
  charge or applicable CDSC)
One Year                                                      9.03%        9.80%       13.81%         N/A         N/A
Five Years                                                    5.74         5.87         6.18          N/A         N/A
Ten Years                                                    13.28        12.83        12.50          N/A         N/A
Life of Fund+                                                 9.55        11.90        12.15        11.10        0.66

+ Inception Dates - Class A: 09/23/31; Class B: 08/17/94; Class C:11/04/94;
  Class R: 2/18/04; Class I: 12/28/04

* AVERAGE ANNUAL TOTAL RETURNS DO NOT INCLUDE THE 5.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B AND CLASS C SHARES. IF THE SALES CHARGE WAS DEDUCTED, THE PERFORMANCE WOULD BE LOWER. SEC AVERAGE ANNUAL TOTAL RETURNS FOR CLASS A REFLECT THE MAXIMUM 5.75% SALES CHARGE. SEC RETURNS FOR CLASS B AND CLASS C SHARES REFLECT THE APPLICABLE CDSC BASED ON THE FOLLOWING SCHEDULE: 5% - 1ST AND 2ND YEARS; 4% - 3RD YEAR; 3% - 4TH YEAR; 2% - 5TH YEAR; 1% - 6TH YEAR. SEC 1-YEAR RETURN FOR CLASS C REFLECTS A 1% CDSC. CLASS R AND CLASS I SHARES GENERALLY HAVE NO SALES CHARGE.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE OR OFFERING PRICE (AS APPLICABLE) WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN. FOR PERFORMANCE AS OF THE MOST RECENT MONTH END, PLEASE REFER TO www.eatonvance.com.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE LARGE-CAP VALUE FUND, CLASS A VS. THE RUSSELL 1000 VALUE INDEX AND THE S&P 500 INDEX**

     December 31, 1994 - December 31, 2004

                       EATON VANCE LARGE-CAP VALUE FUND- A
                               Inception: 9/23/31

                               EATON VANCE                  FUND, INCL.                   S&P                 RUSSELL
                             LARGE-CAP VALUE               MAXIMUM SALES                  500                1000 VALUE
    DATE                      FUND, CLASS A                   CHARGE                     INDEX                 INDEX
-----------------------------------------------------------------------------------------------------------------------
  12/31/1994                      10,000                       9,425                       10000               10,000
   1/31/1995                       9,986                       9,416                    10259.15               10,308
   2/28/1995                      10,374                       9,782                    10658.57               10,715
   3/31/1995                      10,799                      10,182                    10972.58               10,950
   4/30/1995                      11,049                      10,418                    11295.43               11,297
   5/31/1995                      11,504                      10,847                    11745.99               11,772
   6/30/1995                      11,726                      11,057                    12018.57               11,931
   7/31/1995                      12,192                      11,496                    12416.95               12,347
   8/31/1995                      12,425                      11,716                    12447.94               12,521
   9/30/1995                      12,630                      11,909                    12972.98               12,974
  10/31/1995                      12,527                      11,812                    12926.63               12,845
  11/30/1995                      13,005                      12,262                    13493.44               13,496
  12/31/1995                      13,276                      12,518                    13753.36               13,835
   1/31/1996                      13,539                      12,766                    14220.92               14,266
   2/29/1996                      13,518                      12,746                    14353.22               14,374
   3/31/1996                      13,623                      12,845                    14491.41               14,618
   4/30/1996                      13,843                      13,053                    14704.86               14,674
   5/31/1996                      14,253                      13,439                    15083.45               14,858
   6/30/1996                      14,369                      13,548                    15140.96               14,870
   7/31/1996                      13,724                      12,940                     14472.4               14,308
   8/31/1996                      14,230                      13,418                    14778.13               14,717
   9/30/1996                      14,831                      13,985                    15609.14               15,302
  10/31/1996                      15,148                      14,283                    16039.36               15,894
  11/30/1996                      16,016                      15,102                    17250.67               17,046
  12/31/1996                      15,958                      15,047                    16908.95               16,829
   1/31/1997                      16,807                      15,847                    17964.77               17,645
   2/28/1997                      16,996                      16,025                     18105.8               17,904
   3/31/1997                      16,382                      15,446                    17363.25               17,260
   4/30/1997                      17,177                      16,196                    18398.89               17,985
   5/31/1997                      18,129                      17,094                    19518.24               18,990
   6/30/1997                      18,788                      17,716                    20392.18               19,805
   7/31/1997                      20,096                      18,949                    22013.86               21,294
   8/31/1997                      19,080                      17,991                    20781.52               20,536
   9/30/1997                      20,426                      19,260                    21919.01               21,776
  10/31/1997                      19,984                      18,843                     21187.8               21,171
  11/30/1997                      20,376                      19,213                    22167.82               22,107
  12/31/1997                      20,894                      19,701                    22548.25               22,752
   1/31/1998                      20,818                      19,630                     22797.4               22,430
   2/28/1998                      22,037                      20,778                    24440.69               23,940
   3/31/1998                      23,301                      21,970                    25691.25               25,404
   4/30/1998                      24,154                      22,775                     25949.6               25,574
   5/31/1998                      23,376                      22,042                    25504.18               25,195
   6/30/1998                      23,803                      22,444                    26539.39               25,518
   7/31/1998                      23,138                      21,817                     26257.5               25,067
   8/31/1998                      19,857                      18,723                    22465.11               21,337
   9/30/1998                      21,582                      20,349                    23904.32               22,562
  10/31/1998                      22,841                      21,537                    25846.98               24,309
  11/30/1998                      23,911                      22,546                    27412.87               25,442
  12/31/1998                      25,451                      23,998                     28991.5               26,308
   1/31/1999                      25,705                      24,238                    30203.38               26,519
   2/28/1999                      25,467                      24,013                    29264.83               26,145
   3/31/1999                      26,054                      24,567                    30435.37               26,686
   4/30/1999                      27,250                      25,694                    31613.96               29,178
   5/31/1999                      26,478                      24,966                     30868.5               28,857
   6/30/1999                      27,539                      25,967                    32580.25               29,694
   7/31/1999                      26,333                      24,829                    31563.93               28,824
   8/31/1999                      25,657                      24,192                    31407.66               27,755
   9/30/1999                      25,014                      23,585                    30547.72               26,786
  10/31/1999                      25,686                      24,220                    32479.97               28,329
  11/30/1999                      25,816                      24,342                    33140.17               28,108
  12/31/1999                      26,317                      24,814                    35090.84               28,243
   1/31/2000                      24,542                      23,141                       33328               27,322
   2/29/2000                      22,968                      21,657                    32697.78               25,292
   3/31/2000                      25,713                      24,245                    35894.51               28,378
   4/30/2000                      26,218                      24,721                    34814.98               28,049
   5/31/2000                      27,077                      25,531                    34100.31               28,343
   6/30/2000                      25,788                      24,316                    34941.13               27,048
   7/31/2000                      25,826                      24,352                    34395.34               27,386
   8/31/2000                      27,822                      26,234                    36530.59               28,914
   9/30/2000                      28,194                      26,584                    34602.51               29,180
  10/31/2000                      29,119                      27,456                    34455.74               29,898
  11/30/2000                      28,177                      26,568                    31741.25               28,789
  12/31/2000                      30,201                      28,476                    31896.97               30,231
   1/31/2001                      30,672                      28,921                    33027.96               30,346
   2/28/2001                      30,550                      28,805                    30018.35               29,502
   3/31/2001                      29,506                      27,821                    28117.73               28,461
   4/30/2001                      30,861                      29,099                    30301.03               29,855
   5/31/2001                      32,101                      30,268                    30504.31               30,527
   6/30/2001                      31,008                      29,238                    29762.14               29,850
   7/31/2001                      31,156                      29,377                    29469.05               29,787
   8/31/2001                      30,356                      28,623                    27626.09               28,592
   9/30/2001                      28,145                      26,538                    25395.39               26,579
  10/31/2001                      28,440                      26,816                    25879.93               26,351
  11/30/2001                      29,666                      27,973                     27864.6               27,882
  12/31/2001                      30,724                      28,969                    28108.86               28,540
   1/31/2002                      30,533                      28,790                    27698.88               28,320
   2/28/2002                      30,449                      28,710                    27164.58               28,365
   3/31/2002                      31,423                      29,629                    28186.34               29,707
   4/30/2002                      30,489                      28,748                    26478.22               28,688
   5/31/2002                      30,362                      28,628                    26283.84               28,832
   6/30/2002                      28,918                      27,267                    24412.29               27,177
   7/31/2002                      26,514                      25,001                    22509.81               24,649
   8/31/2002                      26,919                      25,382                    22657.17               24,837
   9/30/2002                      24,406                      23,013                       20197               22,075
  10/31/2002                      25,918                      24,438                    21972.98               23,711
  11/30/2002                      26,752                      25,224                    23265.02               25,204
  12/31/2002                      25,876                      24,398                    21898.96               24,110
   1/31/2003                      25,064                      23,633                    21326.38               23,527
   2/28/2003                      24,423                      23,029                    21005.93               22,899
   3/31/2003                      24,509                      23,109                    21209.31               22,938
   4/30/2003                      26,115                      24,624                    22955.51               24,956
   5/31/2003                      27,360                      25,797                    24163.82               26,568
   6/30/2003                      27,811                      26,223                    24472.52               26,900
   7/31/2003                      27,961                      26,364                    24904.21               27,301
   8/31/2003                      28,563                      26,932                    25388.94               27,727
   9/30/2003                      28,369                      26,750                    25120.12               27,455
  10/31/2003                      30,006                      28,293                    26540.43               29,136
  11/30/2003                      30,437                      28,699                    26773.67               29,532
  12/31/2003                      31,906                      30,084                    28176.82               31,351
   1/31/2004                      32,295                      30,451                    28693.89               31,903
   2/29/2004                      32,944                      31,063                    29092.62               32,586
   3/31/2004                      32,759                      30,888                    28653.76               32,299
   4/30/2004                      31,848                      30,030                    28204.55               31,511
   5/31/2004                      32,304                      30,459                    28590.83               31,832
   6/30/2004                      33,010                      31,125                    29146.61               32,583
   7/31/2004                      32,596                      30,735                    28182.06               32,124
   8/31/2004                      32,857                      30,981                    28295.25               32,580
   9/30/2004                      33,749                      31,822                    28601.52               33,085
  10/31/2004                      34,055                      32,110                    29038.47               33,634
  11/30/2004                      35,821                      33,775                    30213.04               35,336
  12/31/2004                      36,909                      34,801                    31240.83               36,520

 ** SOURCE: THOMSON FINANCIAL. CLASS A OF THE FUND COMMENCED INVESTMENT
    OPERATIONS ON 9/23/31.

    A $10,000 HYPOTHETICAL INVESTMENT ON 12/31/94 AT NET ASSET VALUE IN CLASS B AND CLASS C SHARES WOULD HAVE BEEN VALUED AT $33,438 AND $32,471, RESPECTIVELY, ON DECEMBER 31, 2004. A $10,000 HYPOTHETICAL INVESTMENT ON 2/18/04 AT NET ASSET VALUE IN CLASS R SHARES WOULD HAVE BEEN VALUED AT $11,110 ON DECEMBER 31, 2004. A $10,000 HYPOTHETICAL INVESTMENT ON 12/28/04 AT NET ASSET VALUE IN CLASS I SHARES WOULD HAVE BEEN VALUED AT $10,066 ON DECEMBER 31, 2004. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. THE INDEX'S TOTAL RETURN DOES NOT REFLECT COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX.

EATON VANCE LARGE-CAP VALUE FUND as of December 31, 2004
FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 - December 31, 2004).

Actual Expenses: The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class I commenced operations on December 28, 2004, and is not included in this table.

                        EATON VANCE LARGE-CAP VALUE FUND

                                  BEGINNING ACCOUNT VALUE      ENDING ACCOUNT VALUE      EXPENSES PAID DURING
                                         (7/1/04)                   (12/31)04             (7/1/04 - 12/31/04
     --------------------------------------------------------------------------------------------------------
     Actual
     Class A                          $    1,000.00               $    1,118.11               $     5.80
     Class B                          $    1,000.00               $    1,113.95               $     9.78
     Class C                          $    1,000.00               $    1,114.42               $     9.78
     Class R                          $    1,000.00               $    1,117.42               $     7.03

     Hypothetical
     (5% return per year
        before expenses)
     Class A                          $    1,000.00               $    1,019.70               $     5.53
     Class B                          $    1,000.00               $    1,015.90               $     9.32
     Class C                          $    1,000.00               $    1,015.90               $     9.32
     Class R                          $    1,000.00               $    1,018.50               $     6.70

     * Expenses are equal to the Fund's annualized expense ratio of 1.09% for Class A shares, 1.84% for Class B shares, 1.84% for Class C shares, and 1.32% for Class R shares multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2004. The Example reflects the expenses of both the Fund and the Portfolio.

EATON VANCE LARGE-CAP VALUE FUND as of December 31, 2004

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2004

ASSETS

Investment in Large-Cap Value Portfolio, at value
   (identified cost, $791,143,011)                                               $  987,157,428
Receivable for Fund shares sold                                                       4,575,164
Prepaid expenses                                                                         14,779
-----------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                     $  991,747,371
-----------------------------------------------------------------------------------------------

LIABILITIES

Payable for Fund shares redeemed                                                 $    1,439,896
Payable to affiliate for distribution and service fees                                   24,848
Payable to affiliate for Trustees' fees                                                     664
Accrued expenses                                                                        162,886
-----------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                $    1,628,294
-----------------------------------------------------------------------------------------------
NET ASSETS                                                                       $  990,119,077
-----------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Paid-in capital                                                                  $  802,538,804
Accumulated net realized loss from Portfolio (computed on
   the basis of identified cost)                                                     (8,445,840)
Undistributed net investment income                                                      11,696
Net unrealized appreciation from Portfolio (computed on the basis of
   identified cost)                                                                 196,014,417
-----------------------------------------------------------------------------------------------
TOTAL                                                                            $  990,119,077
-----------------------------------------------------------------------------------------------

CLASS A SHARES

NET ASSETS                                                                       $  709,960,933
SHARES OUTSTANDING                                                                   42,068,847
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding)             $        16.88
MAXIMUM OFFERING PRICE PER SHARE
   (100 DIVIDED BY 94.25 of  $16.88)                                             $        17.91
-----------------------------------------------------------------------------------------------

CLASS B SHARES

NET ASSETS                                                                       $  159,792,130
SHARES OUTSTANDING                                                                    8,210,777
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE (NOTE 6)
   (net assets DIVIDED BY shares of beneficial interest outstanding)             $        19.46
-----------------------------------------------------------------------------------------------

CLASS C SHARES

NET ASSETS                                                                       $  119,453,203
SHARES OUTSTANDING                                                                    7,718,103
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE (NOTE 6)
   (net assets DIVIDED BY shares of beneficial interest outstanding)             $        15.48
-----------------------------------------------------------------------------------------------

CLASS I SHARES

NET ASSETS                                                                       $      249,183
SHARES OUTSTANDING                                                                       14,765
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding)             $        16.88
-----------------------------------------------------------------------------------------------

CLASS R SHARES

NET ASSETS                                                                       $      663,628
SHARES OUTSTANDING                                                                       46,292
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding)             $        14.34
-----------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 2004

INVESTMENT INCOME

Dividends allocated from Portfolio (net of foreign taxes, $37,679)               $   17,715,204
Interest allocated from Portfolio                                                       288,453
Expenses allocated from Portfolio                                                    (5,193,044)
-----------------------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO                                             $   12,810,613
-----------------------------------------------------------------------------------------------

EXPENSES

Trustees' fees and expenses                                                      $        2,811
   Distribution and service fees
   Class A                                                                            1,364,408
   Class B                                                                            1,400,152
   Class C                                                                            1,008,032
   Class R                                                                                1,754
Transfer and dividend disbursing agent fees                                             953,633
Registration fees                                                                       159,091
Printing and postage                                                                     93,432
Legal and accounting services                                                            45,754
Custodian fee                                                                            34,505
Miscellaneous                                                                            20,438
-----------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                   $    5,084,010
-----------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                            $    7,726,603
-----------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED
GAIN (LOSS) FROM PORTFOLIO

Net realized gain (loss) --
   Investment transactions (identified cost basis)                               $   27,806,058
   Foreign currency transactions                                                           (423)
-----------------------------------------------------------------------------------------------
NET REALIZED GAIN                                                                $   27,805,635
-----------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                           $   85,351,238
   Foreign currency                                                                       7,066
-----------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                             $   85,358,304
-----------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                                 $  113,163,939
-----------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                       $  120,890,542
-----------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                                       YEAR ENDED           YEAR ENDED
IN NET ASSETS                                             DECEMBER 31, 2004    DECEMBER 31, 2003
-------------------------------------------------------------------------------------------------
From operations --
    Net investment income                                 $        7,726,603   $        3,757,188
    Net realized gain from investment and
    foreign currency transactions                                 27,805,635              526,735
    Net change in unrealized appreciation
       (depreciation) from investments
       and foreign currency                                       85,358,304           88,413,755
-------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                $      120,890,542   $       92,697,678
-------------------------------------------------------------------------------------------------

Distributions to shareholders
    From net investment income
        Class A                                           $       (6,544,115)  $       (2,852,589)
        Class B                                                     (574,931)            (475,325)
        Class C                                                     (516,984)            (285,571)
        Class R                                                       (3,389)                  --
-------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                       $       (7,639,419)  $       (3,613,485)
-------------------------------------------------------------------------------------------------

Transactions in shares of beneficial interest
    Proceeds from sale of shares
        Class A                                           $      378,352,366   $      148,178,487
        Class B                                                   38,442,051           45,314,288
        Class C                                                   36,327,682           45,107,796
        Class I                                                      247,603                   --
        Class R                                                      645,438                   --
    Net asset value of shares issued to
        shareholders in payment of
        distributions declared
        Class A                                                    5,374,533            2,108,569
        Class B                                                      443,674              370,014
        Class C                                                      304,241              165,787
        Class R                                                        3,389                   --
    Cost of shares redeemed
        Class A                                                  (98,530,355)         (54,965,622)
        Class B                                                  (21,382,743)         (21,650,911)
        Class C                                                  (20,190,782)         (13,130,354)
        Class R                                                      (54,280)                  --
    Net asset value of shares exchanged
        Class A                                                   12,558,694                   --
        Class B                                                  (12,558,694)                  --
-------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
    FUND SHARE TRANSACTIONS                               $      319,982,817   $      151,498,054
-------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                $      433,233,940   $      240,582,247
-------------------------------------------------------------------------------------------------

                                                             YEAR ENDED           YEAR ENDED
NET ASSETS                                                DECEMBER 31, 2004    DECEMBER 31, 2003
-------------------------------------------------------------------------------------------------
At beginning of year                                      $      556,885,137   $      316,302,890
-------------------------------------------------------------------------------------------------
AT END OF YEAR                                            $      990,119,077   $      556,885,137
-------------------------------------------------------------------------------------------------

UNDISTRIBUTED NET
INVESTMENT INCOME
INCLUDED IN NET ASSETS
-------------------------------------------------------------------------------------------------
AT END OF YEAR                                            $           11,696   $           77,203
-------------------------------------------------------------------------------------------------

                        See notes to financial statements

FINANCIAL HIGHLIGHTS

                                                                                           CLASS A
                                                              ------------------------------------------------------------------
                                                                                   YEAR ENDED DECEMBER 31,
                                                              ------------------------------------------------------------------
                                                                2004(1)        2003         2002(1)       2001(1)      2000(1)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                          $   14.760    $   12.110    $   14.530    $   14.770    $   14.390
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                         $    0.185    $    0.146    $    0.128    $    0.131    $    0.114
Net realized and unrealized gain (loss)                            2.113         2.654        (2.408)        0.100         1.835
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                           $    2.298    $    2.800    $   (2.280)   $    0.231    $    1.949
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                                    $   (0.178)   $   (0.150)   $   (0.140)   $   (0.125)   $   (0.090)
From net realized gain                                                --            --            --        (0.346)       (1.479)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                           $   (0.178)   $   (0.150)   $   (0.140)   $   (0.471)   $   (1.569)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                                $   16.880    $   14.760    $   12.110    $   14.530    $   14.770
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                                                    15.68%        23.30%       (15.78)%        1.73%        14.76%
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)                       $  709,961    $  332,662    $  184,446    $  177,660    $  147,800
    Ratios (As a percentage of average daily net assets):
    Net expenses(3)                                                 1.07%+        1.13%         1.13%         1.13%         1.15%
    Net expenses after custodian fee reduction(3)                   1.07%+        1.13%         1.13%         1.13%         1.15%
    Net investment income                                           1.21%+        1.24%         0.97%         0.91%         0.82%
Portfolio Turnover of the Portfolio                                   56%           57%          181%           78%          163%
--------------------------------------------------------------------------------------------------------------------------------

+ The operating expenses of the Portfolio reflect a reduction of the investment advisor fee. Had such action not been taken, the ratios and net investment income per share would have been the same.

(1) Net investment income per share was computed using average shares outstanding.

(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(3)  Includes the Fund's share of the Portfolio's allocated expenses.

                        See notes to financial statements

                                                                                           CLASS B
                                                              ------------------------------------------------------------------
                                                                                   YEAR ENDED DECEMBER 31,
                                                              ------------------------------------------------------------------
                                                                2004(1)        2003         2002(1)       2001(1)      2000(1)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                          $   17.020    $   13.970    $   16.760    $   16.970    $   16.340
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                         $    0.082    $    0.070    $    0.033    $    0.035    $    0.004
Net realized and unrealized gain (loss)                            2.430         3.045        (2.778)        0.116         2.105
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                           $    2.512    $    3.115    $   (2.745)   $    0.151    $    2.109
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                                    $   (0.072)   $   (0.065)   $   (0.045)   $   (0.015)   $       --
From net realized gain                                                --            --            --        (0.346)       (1.479)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                           $   (0.072)   $   (0.065)   $   (0.045)   $   (0.361)   $   (1.479)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                                $   19.460    $   17.020    $   13.970    $   16.760    $   16.970
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                                                    14.80%        22.36%       (16.41)%        1.00%        13.86%
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)                       $  159,792    $  135,355    $   88,907    $   72,891    $   30,368
    Ratios (As a percentage of average daily net assets):
    Net expenses(3)                                                 1.82%+        1.88%         1.88%         1.88%         1.94%
    Net expenses after custodian fee reduction(3)                   1.82%+        1.88%         1.88%         1.88%         1.94%
    Net investment income                                           0.46%+        0.48%         0.21%         0.21%         0.03%
Portfolio Turnover of the Portfolio                                   56%           57%          181%           78%          163%
--------------------------------------------------------------------------------------------------------------------------------

+ The operating expenses of the Portfolio reflect a reduction of the investment advisor fee. Had such action not been taken, the ratios and net investment income per share would have been the same.

(1) Net investment income per share was computed using average shares outstanding.

(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(3)  Includes the Fund's share of the Portfolio's allocated expenses.

                        See notes to financial statements

                                                                                           CLASS C
                                                              ------------------------------------------------------------------
                                                                                   YEAR ENDED DECEMBER 31,
                                                              ------------------------------------------------------------------
                                                                2004(1)        2003         2002(1)       2001(1)      2000(1)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                          $   13.550    $   11.120    $   13.330    $   13.590    $   13.370
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                         $    0.065    $    0.053    $    0.025    $    0.031    $    0.003
Net realized and unrealized gain (loss)                            1.936         2.427        (2.200)        0.068         1.696
--------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from operations                           $    2.001    $    2.480    $   (2.175)   $    0.099    $    1.699
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                                    $   (0.071)   $   (0.050)   $   (0.035)   $   (0.013)   $       --
From net realized gain                                                --            --            --        (0.346)       (1.479)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                           $   (0.071)   $   (0.050)   $   (0.035)   $   (0.359)   $   (1.479)
--------------------------------------------------------------------------------------------------------------------------------

Net asset value -- End of year                                $   15.480    $   13.550    $   11.120    $   13.330    $   13.590
--------------------------------------------------------------------------------------------------------------------------------

Total Return(2)                                                    14.81%        22.34%       (16.35)%        0.86%        13.87%
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)                       $  119,453    $   88,867    $   42,950    $   24,396    $    6,246
    Ratios (As a percentage of average daily net assets):
    Net expenses(3)                                                 1.82%+        1.88%         1.88%         1.88%         1.95%
    Net expenses after custodian fee reduction(3)                   1.82%+        1.88%         1.88%         1.88%         1.95%
    Net investment income                                           0.46%+        0.49%         0.21%         0.24%         0.02%
Portfolio Turnover of the Portfolio                                   56%           57%          181%           78%          163%
--------------------------------------------------------------------------------------------------------------------------------

+ The operating expenses of the Portfolio reflect a reduction of the investment advisor fee. Had such action not been taken, the ratios and net investment income per share would have been the same.

(1) Net investment income per share was computed using average shares outstanding.

(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(3)  Includes the Fund's share of the Portfolio's allocated expenses.

                        See notes to financial statements

                                                                      CLASS I
                                                            --------------------------
                                                               PERIOD ENDED
                                                               DECEMBER 31, 2004(1)(2)
--------------------------------------------------------------------------------------
Net asset value -- Beginning of period                         $     16.770
--------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                          $      0.011
Net realized and unrealized gain                                      0.099
--------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                                   $      0.110
--------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                               $     16.880
--------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                        0.66%
--------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)                      $        249
Ratios (As a percentage of average daily net assets):
    Net expenses(4)                                                    0.82%(5)+
    Net expenses after custodian fee reduction(4)                      0.82%(5)+
    Net investment income                                              6.09%(5)+
Portfolio Turnover of the Portfolio                                      56%
--------------------------------------------------------------------------------------

+ The operating expenses of the Portfolio reflect a reduction of the investment advisor fee. Had such actions not been taken, the ratios and net investment income per share would have been the same.

(1) For the period from the commencement of operations, December 28, 2004, to December 31, 2004.

(2) Net investment income per share was computed using average shares outstanding.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Annualized.

                        See notes to financial statements

                                                                     CLASS R
                                                            --------------------------
                                                               PERIOD ENDED
                                                               DECEMBER 31, 2004(1)(2)
--------------------------------------------------------------------------------------
Net asset value -- Beginning of period                         $     13.000
--------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                          $      0.106
Net realized and unrealized gain                                      1.330
--------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                                   $      1.436
--------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                                     $     (0.096)
--------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                            $     (0.096)
--------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                               $     14.340
--------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                       11.10%
--------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)                      $        664
Ratios (As a percentage of average daily net assets):
    Net expenses(4)                                                    1.32%(5)+
    Net expenses after custodian fee reduction(4)                      1.32%(5)+
    Net investment income                                              0.93%(5)+
Portfolio Turnover of the Portfolio                                      56%
--------------------------------------------------------------------------------------

+ The operating expenses of the Portfolio reflect a reduction of the investment advisor fee. Had such action not been taken, the ratios and net investment income per share would have been the same.

(1) For the period from the commencement of operations, February 18, 2004, to December 31, 2004.

(2) Net investment income per share was computed using average shares outstanding.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Annualized.

                        See notes to financial statements

EATON VANCE LARGE-CAP VALUE FUND as of December 31, 2004

NOTES TO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES

   Eaton Vance Large-Cap Value Fund (the Fund), is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund offers five classes of shares: Class A, Class B, Class C, Class I and Class R shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B, Class C, Class I and Class R shares are sold at net asset value and Class B and Class C shares are subject to a contingent deferred sales charge (see Note 6). Class I and Class R shares are offered at net asset value and are not subject to a sales charge. The Trustees have adopted a conversion feature pursuant to which Class B shares of the Fund automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in Large-Cap Value Portfolio (the Portfolio), a New York trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (91.6% at December 31, 2004). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

   B INCOME -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund, determined in accordance with accounting principles generally accepted in the United States of America.

   C FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2004, the Fund, for federal income tax purposes, had a capital loss carryover of $7,763,098 which will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. The capital loss carryover will expire on December 31, 2010. For the year ended December 31, 2004, capital loss carryovers of $26,694,131 were utilized to offset net realized gains.

   D OTHER -- Investment transactions are accounted for on a trade-date basis.

   E EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations. For the year ended December 31, 2004, there were no credit balances used to reduce the Fund's custodian fee.

   F EXPENSES -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

   G INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

   H USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2  DISTRIBUTIONS TO SHAREHOLDERS

   The Fund's present policy is to pay quarterly dividends from net investment income allocated to the Fund by the Portfolio (less the Fund's direct and allocated expenses) and to distribute at least annually any net realized capital gains so allocated. Distributions are paid in the form of additional shares of the same class of the Fund or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

   The tax character of distributions declared for the years ended December 31, 2004 and 2003 were as follows:

                                                               12/31/04              12/31/03
-------------------------------------------------------------------------------------------------
   Distributions declared from:
   Ordinary income                                        $        7,639,419   $        3,613,485

   During the year ended December 31, 2004, paid-in capital was increased by $378,458, undistributed net investment income was decreased by $152,691, and accumulated net realized loss was increased by $225,767 primarily due to differences between book and tax accounting for currency transactions, partnership allocations of gains/losses, and distributions from REITs. This change had no effect on the net assets or the net asset value per share.

   At December 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

   Undistributed ordinary income                                  $      4,247
   Capital loss carryforwards                                     $  7,763,098

   The difference between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the statement of assets and liabilities are primarily due to wash sales.

3  SHARES OF BENEFICIAL INTEREST

   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                                                        YEAR ENDED DECEMBER 31,
                                                                   ---------------------------------
   CLASS A                                                              2004                2003
   -------------------------------------------------------------------------------------------------
   Sales                                                             24,794,159           11,420,997
   Issued to shareholders electing to
      receive payments of distributions
      in Fund shares                                                    345,616              161,166
   Redemptions                                                       (6,452,883)          (4,266,165)
   Exchange from Class B shares                                         837,417                   --
   -------------------------------------------------------------------------------------------------
   NET INCREASE                                                      19,524,309            7,315,998
   -------------------------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                                                   ---------------------------------
   CLASS B                                                              2004                2003
   -------------------------------------------------------------------------------------------------
   Sales                                                              2,176,735            3,059,814
   Issued to shareholders electing to
      receive payments of distributions
      in Fund shares                                                     25,049               24,204
   Redemptions                                                       (1,218,712)          (1,493,795)
   Exchange to Class A shares                                          (726,973)                  --
   -------------------------------------------------------------------------------------------------
   NET INCREASE                                                         256,099            1,590,223
   -------------------------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                                                   ---------------------------------
   CLASS C                                                              2004                2003
   -------------------------------------------------------------------------------------------------
   Sales                                                              2,581,873            3,801,853
   Issued to shareholders electing to
      receive payments of distributions
      in Fund shares                                                     21,313               13,303
   Redemptions                                                       (1,445,151)          (1,118,006)
   -------------------------------------------------------------------------------------------------
   NET INCREASE                                                       1,158,035            2,697,150
   -------------------------------------------------------------------------------------------------

                                                               PERIOD ENDED
CLASS I                                                        DECEMBER 31, 2004(1)
-----------------------------------------------------------------------------------
Sales                                                                14,765
-----------------------------------------------------------------------------------
NET INCREASE                                                         14,765
-----------------------------------------------------------------------------------

                                                               PERIOD ENDED
CLASS R                                                        DECEMBER 31, 2004(2)
-----------------------------------------------------------------------------------
Sales                                                                50,167

Issued to shareholders electing to
   receive payments of distributions
   in Fund shares                                                       251
Redemptions                                                          (4,126)
-----------------------------------------------------------------------------------
NET INCREASE                                                         46,292
-----------------------------------------------------------------------------------

(1) For the period from the commencement of operations of Class I shares, December 28, 2004, to December 31, 2004.

(2) For the period from the commencement of operations of Class R shares, February 18, 2004, to December 31, 2004.

4  TRANSACTIONS WITH AFFILIATES

   Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the year ended December 31, 2004, EVM earned $83,410 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $136,378 from the Fund as its portion of the sales charge on sales of Class A shares for the year ended December 31, 2004.

   Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5  DISTRIBUTION AND SERVICE PLANS

   The Fund has in effect distribution plans for Class B shares (Class B Plan), Class C shares (Class C Plan), and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 0.75% per annum of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Class R Plan requires the Fund to pay EVD amounts equal to 0.50% per annum of the Fund's average daily net assets attributable to Class R shares for the sale and distribution of Class R shares. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% of average daily net assets attributable to Class R shares. With respect to Class B and Class C, each class will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts therefore paid to EVD by each respective class. The Fund paid or accrued $1,050,114, $756,024, and $877 for Class B, Class C, and Class R shares, respectively, to or payable to EVD for the year ended December 31, 2004, representing 0.75% of the average daily net assets for Class B and Class C shares, respectively, and 0.25% (annualized) of the average daily net assets for Class R Shares. At December 31, 2004, the amounts of Uncovered Distribution Charges of EVD calculated under the Plans were approximately $3,763,000 and $10,056,000 for Class B and Class C shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25%, on an annual basis, of the Fund's average daily net assets attributable to Class A, Class B, Class C, and Class R shares for each fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees for the year ended December 31, 2004 amounted to $1,364,408, $350,038, $252,008, and $877 for Class A, Class
   B, Class C, and Class R shares, respectively.

6  CONTINGENT DEFERRED SALES CHARGE

   A contingent deferred sales charge (CDSC) generally is imposed on any redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. A CDSC of 1% is imposed on any redemption of Class A shares made within 12 months of purchase that were acquired at net asset value if the purchase amount was $1 million or more. Investors who purchase Class A shares in a single fund purchased in a single transaction at net asset value in amounts of $5 million or more will not be subject to any CDSC for such investment or any subsequent investment in the same fund. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan (see Note
   5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. The Fund was informed that EVD received approximately $1,000, $324,000 and $17,000 of CDSC paid by shareholders for Class A shares, Class B shares and Class C shares, respectively, for the year ended December 31, 2004.

7  INVESTMENT TRANSACTIONS

   Increases and decreases in the Fund's investment in the Portfolio aggregated $451,909,176 and $146,311,222, respectively, for the year ended December 31, 2004.

EATON VANCE LARGE-CAP VALUE FUND as of December 31, 2004

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE TRUSTEES AND SHAREHOLDERS OF EATON VANCE LARGE-CAP VALUE FUND:

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Eaton Vance Large-Cap Value Fund, a series of Eaton Vance Special Investment Trust, (the "Fund") at December 31, 2004, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 18, 2005

EATON VANCE LARGE-CAP VALUE FUND as of December 31, 2004

FEDERAL TAX INFORMATION

The Form 1099-DIV you received in January 2005 showed the tax status of all distributions paid to your account in calendar 2004. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code regulations, shareholders must be notified within 60 days of the Fund's fiscal year end regarding the status of qualified dividend income for individuals and the dividends received deduction for corporations.

QUALIFIED DIVIDEND INCOME. The Fund designates 100%, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

DIVIDENDS RECEIVED DEDUCTION. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund's dividend distribution that qualifies under tax law. For the Fund's fiscal 2004 ordinary income dividends, 100% qualifies for the corporate dividends received deduction.

LARGE-CAP VALUE PORTFOLIO as of December 31, 2004

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 98.1%

SECURITY                                                         SHARES        VALUE
-------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE -- 2.6%

General Dynamics Corp.                                               100,000   $       10,460,000
Northrop Grumman Corp.                                               325,000           17,667,000
-------------------------------------------------------------------------------------------------
                                                                               $       28,127,000
-------------------------------------------------------------------------------------------------

AGRICULTURAL EQUIPMENT -- 1.0%

Deere & Co.                                                          150,000   $       11,160,000
-------------------------------------------------------------------------------------------------
                                                                               $       11,160,000
-------------------------------------------------------------------------------------------------

AUTO AND PARTS -- 1.0%

BorgWarner, Inc.                                                     200,000   $       10,834,000
-------------------------------------------------------------------------------------------------
                                                                               $       10,834,000
-------------------------------------------------------------------------------------------------

BANKS -- 8.8%

Bank of America Corp.                                                500,000   $       23,495,000
Marshall and Ilsley Corp.                                            175,000            7,735,000
National City Corp.                                                  350,000           13,142,500
U.S. Bancorp                                                         250,000            7,830,000
UnionBanCal Corp.                                                    100,000            6,448,000
Wachovia Corp.                                                       400,000           21,040,000
Wells Fargo & Co.                                                    250,000           15,537,500
-------------------------------------------------------------------------------------------------
                                                                               $       95,228,000
-------------------------------------------------------------------------------------------------

BEVERAGES -- 0.5%

Anheuser-Busch Cos., Inc.                                            100,000   $        5,073,000
-------------------------------------------------------------------------------------------------
                                                                               $        5,073,000
-------------------------------------------------------------------------------------------------

BUILDING AND CONSTRUCTION -- 2.5%

D.R. Horton, Inc.                                                    400,000   $       16,124,000
Masco Corp.                                                          300,000           10,959,000
-------------------------------------------------------------------------------------------------
                                                                               $       27,083,000
-------------------------------------------------------------------------------------------------

CHEMICALS -- 0.9%

Air Products and Chemicals, Inc.                                     175,000   $       10,144,750
-------------------------------------------------------------------------------------------------
                                                                               $       10,144,750
-------------------------------------------------------------------------------------------------

COMMUNICATIONS SERVICES -- 4.0%

BellSouth Corp.                                                      300,000   $        8,337,000
CenturyTel, Inc.                                                     450,000           15,961,500
Sprint Corp. (FON Group)                                             350,000            8,697,500
Verizon Communications, Inc.                                         250,000   $       10,127,500
-------------------------------------------------------------------------------------------------
                                                                               $       43,123,500
-------------------------------------------------------------------------------------------------

COMPUTERS AND BUSINESS EQUIPMENT -- 2.8%

Diebold, Inc.                                                        100,000   $        5,573,000
Hewlett-Packard Co.                                                  250,000            5,242,500
International Business Machines Corp.                                200,000           19,716,000
-------------------------------------------------------------------------------------------------
                                                                               $       30,531,500
-------------------------------------------------------------------------------------------------

CONSUMER NON-DURABLES -- 0.9%

Kimberly-Clark Corp.                                                 150,000   $        9,871,500
-------------------------------------------------------------------------------------------------
                                                                               $        9,871,500
-------------------------------------------------------------------------------------------------

CONSUMER PRODUCTS-MISCELLANEOUS -- 2.0%

Altria Group, Inc.                                                   350,000   $       21,385,000
-------------------------------------------------------------------------------------------------
                                                                               $       21,385,000
-------------------------------------------------------------------------------------------------

CONSUMER SERVICES -- 0.5%

Cendant Corp.                                                        250,000   $        5,845,000
-------------------------------------------------------------------------------------------------
                                                                               $        5,845,000
-------------------------------------------------------------------------------------------------

DIVERSIFIED MANUFACTURING AND SERVICES -- 4.1%

Cooper Industries Ltd., Class A(1)                                   175,000   $       11,880,750
Eaton Corp.                                                          150,000           10,854,000
Tyco International Ltd.(1)                                           600,000           21,444,000
-------------------------------------------------------------------------------------------------
                                                                               $       44,178,750
-------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 5.8%

Edison International                                                 375,000   $       12,011,250
Entergy Corp.                                                        200,000           13,518,000
Exelon Corp.                                                         475,000           20,933,250
TXU Corp.                                                            250,000           16,140,000
-------------------------------------------------------------------------------------------------
                                                                               $       62,602,500
-------------------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.0%

Agilent Technologies, Inc.(2)                                        250,000   $        6,025,000
Flextronics International Ltd.(1)(2)                                 300,000            4,146,000
-------------------------------------------------------------------------------------------------
                                                                                $      10,171,000
-------------------------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                                         SHARES        VALUE
-------------------------------------------------------------------------------------------------
FINANCIAL SERVICES -- 13.5%

Citigroup, Inc.                                                      450,000   $       21,681,000
Countrywide Financial Corp.                                          575,000           21,280,750
Federal Home Loan Mortgage Corp.                                     225,000           16,582,500
Franklin Resources, Inc.                                             100,000            6,965,000
Goldman Sachs Group, Inc.                                            200,000           20,808,000
JPMorgan Chase & Co.                                                 475,000           18,529,750
Lehman Brothers Holdings, Inc.                                       100,000            8,748,000
MBNA Corp.                                                           200,000            5,638,000
Merrill Lynch & Co., Inc.                                            300,000           17,931,000
Washington Mutual, Inc.                                              175,000            7,399,000
-------------------------------------------------------------------------------------------------
                                                                               $      145,563,000
-------------------------------------------------------------------------------------------------

FOODS -- 2.0%

Nestle SA(1)                                                          50,000   $       13,049,810
Sara Lee Corp.                                                       350,000            8,449,000
-------------------------------------------------------------------------------------------------
                                                                               $       21,498,810
-------------------------------------------------------------------------------------------------

INFORMATION TECHNOLOGY SERVICES -- 0.8%

NCR Corp.(2)                                                         125,000   $        8,653,750
-------------------------------------------------------------------------------------------------
                                                                               $        8,653,750
-------------------------------------------------------------------------------------------------

INSURANCE -- 5.4%

Allstate Corp. (The)                                                 300,000   $       15,516,000
MetLife, Inc.                                                        450,000           18,229,500
Prudential Financial, Inc.                                           200,000           10,992,000
XL Capital Ltd. - Class A(1)                                         175,000           13,588,750
-------------------------------------------------------------------------------------------------
                                                                               $       58,326,250
-------------------------------------------------------------------------------------------------

MACHINERY -- 1.4%

Caterpillar, Inc.                                                    150,000   $       14,626,500
-------------------------------------------------------------------------------------------------
                                                                               $       14,626,500
-------------------------------------------------------------------------------------------------

MEDIA -- 2.5%

Time Warner, Inc.(2)                                                 800,000   $       15,552,000
Viacom, Inc., Class B                                                300,000           10,917,000
-------------------------------------------------------------------------------------------------
                                                                               $       26,469,000
-------------------------------------------------------------------------------------------------

METALS-INDUSTRIAL -- 3.0%

Alcoa, Inc.                                                          350,000   $       10,997,000
Inco, Ltd.(1)(2)                                                     250,000            9,195,000
Phelps Dodge Corp.                                                   125,000           12,365,000
-------------------------------------------------------------------------------------------------
                                                                               $       32,557,000
-------------------------------------------------------------------------------------------------

OIL AND GAS-EQUIPMENT AND SERVICES -- 1.6%

Transocean Sedco Forex, Inc.(1)(2)                                   400,000   $       16,956,000
-------------------------------------------------------------------------------------------------
                                                                               $       16,956,000
-------------------------------------------------------------------------------------------------

OIL AND GAS-EXPLORATION AND PRODUCTION -- 2.4%

Apache Corp.                                                         250,000   $       12,642,500
Burlington Resources, Inc.                                           300,000           13,050,000
-------------------------------------------------------------------------------------------------
                                                                               $       25,692,500
-------------------------------------------------------------------------------------------------

OIL AND GAS-INTEGRATED -- 8.7%

ChevronTexaco Corp.                                                  400,000   $       21,004,000
ConocoPhillips                                                       200,000           17,366,000
Exxon Mobil Corp.                                                    400,000           20,504,000
Marathon Oil Corp.                                                   350,000           13,163,500
Occidental Petroleum Corp.                                           375,000           21,885,000
-------------------------------------------------------------------------------------------------
                                                                               $       93,922,500
-------------------------------------------------------------------------------------------------

OIL AND GAS-REFINING -- 0.6%

Valero Energy Corp.                                                  150,000   $        6,810,000
-------------------------------------------------------------------------------------------------
                                                                               $        6,810,000
-------------------------------------------------------------------------------------------------

PAPER AND FOREST PRODUCTS -- 1.6%

Weyerhaeuser Co.                                                     250,000   $       16,805,000
-------------------------------------------------------------------------------------------------
                                                                               $       16,805,000
-------------------------------------------------------------------------------------------------

PHARMACEUTICAL BENEFITS MANAGER -- 1.6%

Medco Health Solutions, Inc.(2)                                      425,000   $       17,680,000
-------------------------------------------------------------------------------------------------
                                                                               $       17,680,000
-------------------------------------------------------------------------------------------------

PHARMACEUTICALS -- 3.0%

Pfizer, Inc.                                                         400,000   $       10,756,000
Wyeth                                                                500,000           21,295,000
-------------------------------------------------------------------------------------------------
                                                                               $       32,051,000
-------------------------------------------------------------------------------------------------

PUBLISHING -- 1.0%

Gannett Co., Inc.                                                    125,000   $       10,212,500
-------------------------------------------------------------------------------------------------
                                                                               $       10,212,500
-------------------------------------------------------------------------------------------------

REITS -- 2.8%

AvalonBay Communities, Inc.                                          150,000   $       11,295,000
General Growth Properties, Inc.                                      350,000           12,656,000
Liberty Property Trust, Inc.                                         150,000            6,480,000
-------------------------------------------------------------------------------------------------
                                                                               $       30,431,000
-------------------------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                                  SHARES               VALUE
-------------------------------------------------------------------------------------------------
RETAIL-RESTAURANTS -- 1.3%

McDonald's Corp.                                                     450,000   $       14,427,000
-------------------------------------------------------------------------------------------------
                                                                               $       14,427,000
-------------------------------------------------------------------------------------------------

RETAIL-SPECIALTY AND APPAREL -- 3.8%

CVS Corp.                                                            200,000   $        9,014,000
Home Depot, Inc. (The)                                               300,000           12,822,000
J.C. Penney Company, Inc.                                            450,000           18,630,000
-------------------------------------------------------------------------------------------------
                                                                               $       40,466,000
-------------------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT -- 0.6%

Applied Materials, Inc.(2)                                           350,000   $        5,985,000
-------------------------------------------------------------------------------------------------
                                                                               $        5,985,000
-------------------------------------------------------------------------------------------------

TRANSPORT-SERVICES -- 0.9%

FedEx Corp.                                                          100,000   $        9,849,000
-------------------------------------------------------------------------------------------------
                                                                               $        9,849,000
-------------------------------------------------------------------------------------------------

TRANSPORTATION -- 1.2%

Burlington Northern Santa Fe Corp.                                   275,000   $       13,010,250
-------------------------------------------------------------------------------------------------
                                                                               $       13,010,250
-------------------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
   (IDENTIFIED COST $844,018,525)                                              $    1,057,350,560
-------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 1.9%

                                                          PRINCIPAL
                                                          AMOUNT
SECURITY                                                  (000'S OMITTED)      VALUE
-------------------------------------------------------------------------------------------------
Investors Bank and Trust Company Time Deposit,
2.25%, 1/3/05                                             $           20,537   $       20,537,000
-------------------------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
   (AT AMORTIZED COST, $20,537,000)                                            $       20,537,000
-------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 100.0%
   (IDENTIFIED COST $864,555,525)                                              $    1,077,887,560
-------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 0.0%                                         $          142,350
-------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                           $    1,078,029,910
-------------------------------------------------------------------------------------------------

(1)  Foreign security.

(2)  Non-income producing security.

                        See notes to financial statements

LARGE-CAP VALUE PORTFOLIO as of December 31, 2004

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2004

ASSETS

Investments, at value (identified cost, $864,555,525)                         $   1,077,887,560
Cash                                                                                      8,571
Interest and dividends receivable                                                     1,669,176
Tax reclaim receivable                                                                   68,947
-----------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                  $   1,079,634,254
-----------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                             $       1,061,280
Payable to affiliate for Trustees' fees                                                   4,703
Payable for investment adviser fee                                                      513,253
Accrued expenses                                                                         25,108
-----------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                             $       1,604,344
-----------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO                     $   1,078,029,910
-----------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals                       $     864,687,671
Net unrealized appreciation (computed on the basis of identified cost)              213,342,239
-----------------------------------------------------------------------------------------------
TOTAL                                                                         $   1,078,029,910
-----------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 2004

INVESTMENT INCOME

Dividends (net of foreign taxes, $42,339)                                     $      19,784,694
Interest                                                                                320,738
-----------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                       $      20,105,432
-----------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                        $       5,478,299
Trustees' fees and expenses                                                              19,686
Custodian fee                                                                           270,591
Legal and accounting services                                                            41,206
Miscellaneous                                                                            23,725
-----------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                $       5,833,507
-----------------------------------------------------------------------------------------------

Deduct --

   Reduction of custodian fee                                                 $               5
   Reduction of investment adviser fee                                                   34,513
-----------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                                      $          34,518
-----------------------------------------------------------------------------------------------

NET EXPENSES                                                                  $       5,798,989
-----------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                         $      14,306,443
-----------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)                            $      29,025,978
   Foreign currency transactions                                                           (484)
-----------------------------------------------------------------------------------------------
NET REALIZED GAIN                                                             $      29,025,494
-----------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                        $      96,348,438
   Foreign currency                                                                       7,768
-----------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                          $      96,356,206
-----------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                              $     125,381,700
-----------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                    $     139,688,143
-----------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                                       YEAR ENDED            YEAR ENDED
IN NET ASSETS                                             DECEMBER 31, 2004     DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------
From operations --
   Net investment income                                  $       14,306,443    $        7,132,389
   Net realized gain from investment
      and foreign currency transactions                           29,025,494               493,464
   Net change in unrealized
      appreciation (depreciation) from
      investments and foreign currency                            96,356,206            94,109,874
--------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                $      139,688,143    $      101,735,727
--------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                          $      461,009,666    $      309,829,467
   Withdrawals                                                  (165,550,861)          (95,452,977)
--------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                                   $      295,458,805    $      214,376,490
--------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                $      435,146,948    $      316,112,217
--------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                      $      642,882,962    $      326,770,745
--------------------------------------------------------------------------------------------------
AT END OF YEAR                                            $    1,078,029,910    $      642,882,962
--------------------------------------------------------------------------------------------------

                        See notes to financial statements

SUPPLEMENTARY DATA

                                                                                  YEAR ENDED DECEMBER 31,
                                                          ---------------------------------------------------------------------
                                                             2004            2003          2002           2001          2000
-------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Net expenses                                                  0.66%+         0.69%         0.71%          0.71%         0.73%
   Net expenses after custodian fee reduction                    0.66%+         0.69%         0.71%          0.71%         0.73%
   Net investment income                                         1.63%+         1.68%         1.40%          1.35%         1.23%
Portfolio Turnover                                                 56%            57%          181%            78%          163%
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                                 16.16%         23.84%       (15.42)%         2.16%           --
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                   $ 1,078,030     $  642,883    $  326,771     $  287,357    $  190,445
-------------------------------------------------------------------------------------------------------------------------------

+ The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been the same.

(1) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

LARGE-CAP VALUE PORTFOLIO as of December 31, 2004

NOTES TO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES

   Large-Cap Value Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on May 1, 1992, seeks total return by, under normal circumstances, investing primarily in value stocks of large-cap companies. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At December 31, 2004, the Eaton Vance Large-Cap Value Fund and Eaton Vance Balanced Fund held interests of 91.6% and 6.5%, respectively, in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. The value of preferred equity securities that are valued by a pricing service on a bond basis will be adjusted by an income factor, to be determined by the investment adviser, to reflect the next anticipated regular dividend. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. The daily valuation of foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Portfolio may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

   B INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date.

   C INCOME TAXES -- The Portfolio has elected to be treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

   D EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

   E OTHER -- Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

   F USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   G INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. BMR receives a monthly advisory fee equal to 0.625% annually of the Portfolio's average daily net assets. For the year ended December 31, 2004, the fee amounted to $5,478,299. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2004, no significant amounts have been deferred. Effective May 1, 2004, BMR has agreed to voluntarily reduce the investment advisor fee by an amount equal to that portion of commissions paid to broker dealers in execution of Portfolio transactions attributed to the Portfolio that is consideration for third-party research services. For the year ended December 31, 2004, BMR waived $34,513 of its advisory fee.

3  INVESTMENT TRANSACTIONS

   Purchases and sales of investments, other than short-term obligations, aggregated $786,575,909 and $484,188,347, respectively, for the year ended December 31, 2004.

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2004, as computed on a federal income tax basis, were as follows:

AGGREGATE COST                                                                $     865,256,933
-----------------------------------------------------------------------------------------------
Gross unrealized appreciation                                                 $     213,141,570

Gross unrealized depreciation                                                          (510,943)
-----------------------------------------------------------------------------------------------
NET UNREALIZED APPRECIATION                                                   $     212,630,627
-----------------------------------------------------------------------------------------------

   The net unrealized appreciation on foreign currency at December 31, 2004 was $10,204.

5  LINE OF CREDIT

   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2004.

LARGE-CAP VALUE PORTFOLIO as of December 31, 2004

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE TRUSTEES AND INVESTORS OF LARGE-CAP VALUE PORTFOLIO:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Large-Cap Value Portfolio (the "Portfolio") at December 31, 2004, and the results of its operations, the changes in its net assets and the supplementary data for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 18, 2005

EATON VANCE LARGE-CAP VALUE FUND

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Special Investment Trust (the Trust) and Large-Cap Value Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corporation, "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, "EVD" refers to Eaton Vance Distributors, Inc. and "Fox" refers to Fox Asset Management LLC. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM. Fox is a majority owned subsidiary of EVC.

                          POSITION(S)       TERM OF                                  NUMBER OF PORTFOLIOS
                           WITH THE        OFFICE AND                                   IN FUND COMPLEX
        NAME AND           TRUST AND       LENGTH OF      PRINCIPAL OCCUPATION(S)         OVERSEEN BY
     DATE OF BIRTH       THE PORTFOLIO      SERVICE       DURING PAST FIVE YEARS           TRUSTEE(1)      OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
James B.Hawkes              Trustee      Trustee of the  Chairman, President and              195               Director of EVC
11/9/41                                   Trust since    Chief Executive Officer
                                          1989; of the   of BMR, EVC, EVM and EV;
                                           Portfolio     Director of EV; Vice
                                          since 1992     President and Director of
                                                         EVD. Trustee and/or
                                                         officer of 195 registered
                                                         investment companies in
                                                         the Eaton Vance Fund
                                                         Complex. Mr. Hawkes is an
                                                         interested person because
                                                         of his positions with
                                                         BMR, EVM, EVC and EV,
                                                         which are affiliates of
                                                         the Fund and Portfolio.

NONINTERESTED TRUSTEE(S)

Samuel L. Hayes, III      Chairman of    Trustee of the  Jacob H. Schiff Professor            195          Director of Tiffany & Co.
2/23/35                    the Board      Trust since    of Investment Banking                             (specialty retailer) and
                          and Trustee       1989 and     Emeritus, Harvard                                       Telect, Inc.
                                        Chairman of the  University Graduate                                  (telecommunication
                                          Board since    School of Business                                    services company)
                                          2005; of the   Administration.
                                        Portfolio since
                                             1992

William H. Park             Trustee       Since 2003     President and Chief                  195                    None
9/19/47                                                  Executive Officer, Prizm
                                                         Capital Management, LLC
                                                         (investment management
                                                         firm) (since 2002).
                                                         Executive Vice President
                                                         and Chief Financial
                                                         Officer, United Asset
                                                         Management Corporation (a
                                                         holding company owning
                                                         institutional investment
                                                         management firms)
                                                         (1982-2001).

Ronald A. Pearlman          Trustee       Since 2003     Professor of Law,                    195                    None
7/10/40                                                  Georgetown University Law
                                                         Center (since 1999). Tax
                                                         Partner, Covington &
                                                         Burling, Washington, DC
                                                         (1991-2000).

Norton H. Reamer            Trustee     Trustee of the   President, Chief                     195                    None
9/21/35                                   Trust since    Executive Officer and a
                                         1989; of the    Director of Asset
                                           Portfolio     Management Finance Corp.
                                           since 1993    (a specialty finance
                                                         company serving the
                                                         investment management
                                                         industry) (since October
                                                         2003). President, Unicorn
                                                         Corporation (an
                                                         investment and financial
                                                         advisory services
                                                         company) (since September
                                                         2000). Formerly, Chairman
                                                         and Chief Operating
                                                         Officer, Hellman, Jordan
                                                         Management Co., Inc. (an
                                                         investment management
                                                         company) (2000-2003).
                                                         Formerly, Advisory
                                                         Director of Berkshire
                                                         Capital Corporation
                                                         (investment banking firm)
                                                         (2002-2003). Formerly
                                                         Chairman of the Board,
                                                         United Asset Management
                                                         Corporation (a holding
                                                         company owning
                                                         institutional investment
                                                         management firms) and
                                                         Chairman, President and
                                                         Director, UAM Funds
                                                         (mutual funds)
                                                         (1980-2000).

Lynn A. Stout               Trustee       Since 1998     Professor of Law,                    195                    None
9/14/57                                                  University of California
                                                         at Los Angeles School of
                                                         Law (since July 2001).
                                                         Formerly, Professor of
                                                         Law, Georgetown
                                                         University Law Center.

                                POSITION(S)                 TERM OF
                                 WITH THE                 OFFICE AND
   NAME AND                      TRUST AND                 LENGTH OF                        PRINCIPAL OCCUPATION(S)
 DATE OF BIRTH                 THE PORTFOLIO                SERVICE                         DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

Thomas E. Faust Jr.       President of the Trust          Since 2002      Executive Vice President of EVM, BMR, EVC and EV;
5/31/58                                                                   Chief Investment Officer of EVM and BMR and
                                                                          Director of EVC. Chief Executive Officer of Belair
                                                                          Capital Fund LLC, Belcrest Capital Fund LLC,
                                                                          Belmar Capital Fund LLC, Belport Capital Fund LLC
                                                                          and Belrose Capital Fund LLC (private investment
                                                                          companies sponsored by EVM). Officer of 59
                                                                          registered investment companies managed by EVM or BMR.

Duke E. Laflamme          Vice President of the           Since 2001      Vice President of EVM and BMR. Officer of 11
7/8/69                            Trust                                   registered investment companies managed by EVM or BMR.

Thomas H. Luster          Vice President of the           Since 2002      Vice President of EVM and BMR. Officer of 16
4/8/62                            Trust                                   registered investment companies managed by EVM or BMR.

Michael R. Mach           Vice President of the           Since 1999      Vice President of EVM and BMR. Officer of 29
7/15/47                         Portfolio                                 registered investment companies managed by EVM and BMR.

George C. Pierides        Vice President of the           Since 2004      Senior Managing Director of Fox. Officer of 12
12/26/57                          Trust                                   registered investment companies managed by EVM or BMR.

Duncan W. Richardson        President of the              Since 2002      Senior Vice President and Chief Equity Investment
10/26/57                        Portfolio                                 Officer of EVM and BMR. Officer of 46 registered
                                                                          investment companies managed by EVM or BMR.

William J. Austin, Jr.      Treasurer of the             Since 2002(2)    Vice President of EVM and BMR. Officer of 53
12/27/51                        Portfolio                                 registered investment companies managed by EVM or BMR.

Alan R. Dynner                  Secretary                 Since 1997      Vice President, Secretary, and Chief Legal Officer
10/10/40                                                                  of BMR, EVM, EVD, EV and EVC. Officer of 195
                                                                          registered investment companies managed by EVM and BMR.

James L. O'Connor         Treasurer of the Trust          Since 1989      Vice President of BMR, EVM and EVD. Officer of 117
4/1/45                                                                    registered investment companies managed by EVM or BMR.

Paul M. O'Neil           Chief Compliance Officer         Since 2004      Vice President of EVM and BMR. Officer of 195
7/11/53                                                                   registered investment companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

(2) Prior to 2002, Mr. Austin served as Assistant Treasurer of the Portfolio since 1993.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance's website at www.eatonvance.com or by calling 1-800-225-6265.

                 INVESTMENT ADVISER OF LARGE-CAP VALUE PORTFOLIO
                         BOSTON MANAGEMENT AND RESEARCH
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

                ADMINISTRATOR OF EATON VANCE LARGE-CAP VALUE FUND
                             EATON VANCE MANAGEMENT
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

                              PRINCIPAL UNDERWRITER
                         EATON VANCE DISTRIBUTORS, INC.
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109
                                 (617) 482-8260

                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 CLARENDON STREET
                                BOSTON, MA 02116

                                 TRANSFER AGENT
                                    PFPC INC.
                             ATTN: EATON VANCE FUNDS
                                  P.O. BOX 9653
                            PROVIDENCE, RI 02940-9653
                                 (800) 262-1122

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                           PRICEWATERHOUSECOOPERS LLP
                                 125 HIGH STREET
                                BOSTON, MA 02110


                        EATON VANCE LARGE-CAP VALUE FUND
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

   THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. BEFORE
      INVESTING, INVESTORS SHOULD CONSIDER CAREFULLY THE FUND'S INVESTMENT OBJECTIVE(S), RISKS, AND CHARGES AND EXPENSES. THE FUND'S CURRENT PROSPECTUS
CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND AND IS AVAILABLE THROUGH YOUR
  FINANCIAL ADVISOR. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR
         SEND MONEY. FOR FURTHER INFORMATION PLEASE CALL 1-800-225-6265.

173-2/05                                                                  GNCSRC

[EV LOGO]

[GRAPHIC IMAGE]

ANNUAL REPORT DECEMBER 31, 2004

[GRAPHIC IMAGE]

EATON VANCE SMALL-CAP GROWTH FUND

[GRAPHIC IMAGE]

                      IMPORTANT NOTICES REGARDING PRIVACY,
                       DELIVERY OF SHAREHOLDER DOCUMENTS,
                      PORTFOLIO HOLDINGS, AND PROXY VOTING

PRIVACY. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

   - Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

   - None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

   - Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

   - We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

      For more information about Eaton Vance's Privacy Policy, please call
                                 1-800-262-1122.

DELIVERY OF SHAREHOLDER DOCUMENTS. The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

PORTFOLIO HOLDINGS. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

PROXY VOTING. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to Portfolio securities during the 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at www.sec.gov.

EATON VANCE SMALL-CAP GROWTH FUND as of December 31, 2004
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

[PHOTO OF TONI SHIMURA]
Toni Shimura
Portfolio Manager

THE FUND

PERFORMANCE FOR THE PAST YEAR

- The Fund's Class A shares had a total return of 3.36% during the year ended December 31, 2004.(1) This return resulted from an increase in net asset value (NAV) per share to $12.61 on December 31, 2004 from $12.20 on December 31, 2003.

- The Fund's Class B shares had a total return of 2.58% during the year ended December 31, 2004.(1) This return resulted from an increase in NAV per share to $10.34 on December 31, 2004 from $10.08 on December 31, 2003.

- The Fund's Class C shares had a total return of 2.65% during the year ended December 31, 2004.(1) This return resulted from an increase in NAV per share to $10.06 on December 31, 2004 from $9.80 on December 31, 2003.

- For comparison, the Russell 2000 Growth Index - an unmanaged index of small-cap growth stocks - had a total return of 14.31% during the same period, while the S&P SmallCap 600 Index - a widely recognized, unmanaged index of both growth and value small-capitalization stocks - had a total return of 22.65% during the year ended December 31, 2004.(2)

MANAGEMENT DISCUSSION

- The Fund seeks long-term capital appreciation by investing in a portfolio of small-cap companies. During the year ended December 31, 2004, the Portfolio continued to focus on small companies that management believes have the potential for above-average earnings growth and profit margins within their respective industries.

- Boosted by an improving economy, gains in productivity and an uptick in corporate earnings, the stock market made an impressive advance in 2004. Small-cap stocks outperformed large-cap stocks, although growth stocks underperformed the value segment. Reflecting the strength in the overall economy, the market rally was broad based, with most economic sectors participating. However, the technology and health care sectors - which were among the Portfolio's largest sector weightings during the year - ran counter to that trend and moved lower during the year.

- Technology stocks were the primary reason for the Fund's underperformance of its benchmark during the year ended December 31, 2004. The earnings picture for the group deteriorated dramatically in the second half of the year. Semiconductor manufacturers were plagued by rising inventories. Other technology- related companies saw weak demand and softer revenues, as businesses remained slow to renew capital spending plans.

- Health care stocks also contributed significantly to the Fund's underperformance. Adverse regulatory rulings resulted in a slowdown in new product development, hurting near-term earnings potential. The sector was hurt additionally by the release of studies that suggested harmful side-effects for users of some high-profile pain relievers. Those studies - together with campaign rhetoric aimed at drug companies - cast a further shadow over the sector.

- Among the Portfolio's stronger performers were energy-related companies. Drilling companies with major oil and gas assets benefited from the sharp rise in crude oil and natural gas prices and by industry mergers. Concerns related to the Middle East and Gulf Coast supply - as well as strong global demand - pushed oil prices to record-high levels. The Portfolio pared its exposure to the energy and basic material areas later in the year, as commodity price hikes appeared to be already reflected in stock prices.

- Other good performers for the Portfolio included telecom and financial stocks. Strong subscriber growth in the emerging markets boosted the revenue growth of selected wireless telecom providers. The companies also benefited from lower customer "churn," or loss rates, and industry merger activity. Meanwhile, financial companies enjoyed a favorable interest rate environment. In particular, finance companies providing educational loans enjoyed stronger demand.

THE VIEWS EXPRESSED THROUGHOUT THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGER AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND THE INVESTMENT ADVISOR DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE OR OFFERING PRICE (AS APPLICABLE) WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. FOR PERFORMANCE AS OF THE MOST RECENT MONTH END, PLEASE REFER TO www.eatonvance.com.

FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

(1) THESE RETURNS DO NOT INCLUDE THE 5.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B AND CLASS C SHARES. IF THE SALES CHARGE WAS DEDUCTED, THE PERFORMANCE WOULD BE LOWER.
(2) IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. THE INDEX'S TOTAL RETURN DOES NOT REFLECT COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX.

EATON VANCE SMALL-CAP GROWTH FUND as of December 31, 2004
FUND PERFORMANCE

The line graph and table set forth below provide information about the Fund's performance. The line graph compares the performance of Class A of the Fund with that of the S&P SmallCap 600 Index, a broad-based, unmanaged market index of both growth and value small-capitalization stocks, and the Russell 2000 Growth Index, an unmanaged market index of small-cap growth stocks. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class A, the S&P SmallCap 600 Index, and the Russell 2000 Growth Index. Class A total returns are presented at net asset value and maximum public offering price. The table includes the total returns of each Class of the Fund at net asset value and public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

PERFORMANCE(1)                                           CLASS A   CLASS B   CLASS C
--------------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
One Year                                                    3.36%     2.58%     2.65%
Five Years                                                 -7.06      N.A.      N.A.
Life of Fund+                                               8.99      1.26      0.22

SEC Average Annual Total Returns
 (including sales charge or applicable CDSC)
One Year                                                   -2.55%    -2.42%     1.65%
Five Years                                                 -8.16      N.A.      N.A.
Life of Fund+                                               8.19     -0.23      0.22

+    Inception dates: Class A: 1/2/97; Class B: 5/7/02; Class C: 5/3/02

(1) AVERAGE ANNUAL TOTAL RETURNS DO NOT INCLUDE THE 5.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE
     (CDSC) FOR CLASS B AND CLASS C SHARES. IF THE SALES CHARGE WAS DEDUCTED, THE PERFORMANCE WOULD BE LOWER. SEC AVERAGE ANNUAL TOTAL RETURNS FOR CLASS A REFLECT THE MAXIMUM 5.75% SALES CHARGE. SEC RETURNS FOR CLASS B SHARES REFLECT THE APPLICABLE CDSC BASED ON THE FOLLOWING SCHEDULE: 5% - 1ST AND 2ND YEARS; 4% - 3RD YEAR; 3% - 4TH YEAR; 2% - 5TH YEAR; 1% - 6TH YEAR. SEC 1-YEAR RETURN FOR CLASS C REFLECTS A 1% CDSC.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE OR OFFERING PRICE (AS APPLICABLE) WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN. FOR PERFORMANCE AS OF THE MOST RECENT MONTH END, PLEASE REFER TO www.eatonvance.com.

SECTOR WEIGHTINGS(2)

Information Technology              24.2%
Consumer Discretionary              15.4
Health Care                         14.8
Industrials                         12.3
Financials                           8.9
Materials                            7.6
Telecommunications Services          7.6
Cash                                 3.9
Energy                               3.9
Consumer Staples                     1.1
Miscellaneous                        0.4

(2) As a percentage of net assets as of December 31, 2004. Sector Weightings are subject to change due to active management.

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE SMALL-CAP GROWTH FUND CLASS A VS. THE STANDARD & POOR'S SMALLCAP 600 INDEX AND THE RUSSELL 2000 GROWTH INDEX*

              EATON VANCE     FUND, INCLUDING
               SMALL-CAP          MAXIMUM                 S&P
              GROWTH FUND          SALES                SMALLCAP        RUSSELL
 DATE           CLASS A           CHARGE                  600            2000
--------------------------------------------------------------------------------
 1/31/1997      10,000             9,425                10,000          10,000
 2/28/1997       9,324             8,789                 9,793            9396
 3/31/1997       8,725             8,226                 9,290            8733
 4/30/1997       8,745             8,244                 9,404            8632
 5/31/1997      10,029             9,455                10,509            9929
 6/30/1997      10,549             9,945                10,973           10266
 7/31/1997      11,088            10,453                11,663           10792
 8/31/1997      11,245            10,601                11,957           11116
 9/30/1997      11,853            11,174                12,747           12003
10/31/1997      11,412            10,758                12,197           11283
11/30/1997      11,275            10,628                12,108           11014
12/31/1997      11,692            11,022                12,353           11020
 1/31/1998      11,573            10,910                12,112           10873
 2/28/1998      12,490            11,775                13,215           11833
 3/31/1998      13,063            12,314                13,720           12329
 4/30/1998      13,289            12,528                13,801           12405
 5/31/1998      12,404            11,693                13,070           11504
 6/30/1998      13,052            12,304                13,108           11621
 7/31/1998      12,318            11,612                12,106           10651
 8/31/1998       9,997             9,424                 9,769            8192
 9/30/1998      10,806            10,187                10,367            9023
10/31/1998      11,389            10,737                10,849            9494
11/30/1998      12,188            11,490                11,459           10230
12/31/1998      13,464            12,693                12,192           11156
 1/31/1999      13,724            12,937                12,039           11658
 2/28/1999      12,890            12,152                10,954           10591
 3/31/1999      13,269            12,509                11,095           10968
 4/30/1999      13,713            12,927                11,828           11937
 5/31/1999      14,438            13,611                12,116           11956
 6/30/1999      15,629            14,733                12,806           12586
 7/31/1999      16,300            15,366                12,693           12197
 8/31/1999      16,332            15,396                12,134           11741
 9/30/1999      17,620            16,610                12,185           11967
10/31/1999      20,553            19,375                12,155           12274
11/30/1999      22,988            21,671                12,663           13571
12/31/1999      28,158            26,545                13,704           15964
 1/31/2000      26,877            25,337                13,279           15815
 2/29/2000      32,140            30,298                15,058           19496
 3/31/2000      37,703            35,542                14,501           17447
 4/30/2000      32,239            30,391                14,252           15684
 5/31/2000      30,217            28,485                13,830           14310
 6/30/2000      36,541            34,447                14,648           16159
 7/31/2000      34,160            32,203                14,288           14775
 8/31/2000      36,942            34,826                15,555           16329
 9/30/2000      35,243            33,224                15,131           15517
10/31/2000      33,084            31,188                15,226           14257
11/30/2000      26,795            25,259                13,641           11668
12/31/2000      28,954            27,295                15,321           12382
 1/31/2001      30,131            28,404                15,978           13384
 2/28/2001      24,046            22,668                15,003           11549
 3/31/2001      20,608            19,428                14,315           10499
 4/30/2001      24,526            23,120                15,406           11784
 5/31/2001      24,804            23,383                15,700           12058
 6/30/2001      25,068            23,631                16,276           12401
 7/31/2001      22,621            21,325                16,004           11344
 8/31/2001      21,026            19,822                15,639           10635
 9/30/2001      17,032            16,056                13,525            8918
10/31/2001      19,199            18,099                14,246            9776
11/30/2001      20,918            19,719                15,288           10592
12/31/2001      21,955            20,697                16,323           11252
 1/31/2002      20,841            19,646                16,465           10852
 2/28/2002      19,261            18,158                16,182           10150
 3/31/2002      20,577            19,398                17,460           11032
 4/30/2002      19,339            18,231                17,953           10793
 5/31/2002      18,332            17,282                17,210           10162
 6/30/2002      16,985            16,012                16,320            9300
 7/31/2002      14,709            13,866                14,015            7871
 8/31/2002      14,895            14,042                14,148            7867
 9/30/2002      13,981            13,180                13,282            7299
10/31/2002      14,461            13,633                13,707            7668
11/30/2002      15,499            14,611                14,422            8428
12/31/2002      14,508            13,677                13,935            7847
 1/31/2003      14,338            13,516                13,456            7633
 2/28/2003      13,951            13,151                13,025            7429
 3/31/2003      13,997            13,195                13,128            7541
 4/30/2003      14,988            14,129                14,193            8255
 5/31/2003      16,149            15,224                15,337            9185
 6/30/2003      16,165            15,238                15,736            9362
 7/31/2003      16,985            16,012                16,554           10070
 8/31/2003      17,821            16,800                17,360           10611
 9/30/2003      16,877            15,910                16,850           10343
10/31/2003      18,332            17,282                18,310           11236
11/30/2003      19,045            17,953                19,003           11603
12/31/2003      18,890            17,807                19,340           11655
 1/31/2004      18,859            17,778                19,896           12267
 2/29/2004      18,781            17,705                20,279           12248
 3/31/2004      18,673            17,603                20,543           12306
 4/30/2004      17,806            16,786                19,862           11688
 5/31/2004      17,992            16,961                20,166           11921
 6/30/2004      18,441            17,384                21,283           12318
 7/31/2004      17,140            16,158                20,117           11211
 8/31/2004      16,459            15,516                19,939           10970
 9/30/2004      17,589            16,581                20,991           11577
10/31/2004      17,961            16,932                21,382           11858
11/30/2004      19,106            18,012                23,210           12860
12/31/2004      19,525            18,406                23,720           13322

* SOURCE: THOMSON FINANCIAL. CLASS A OF THE FUND COMMENCED INVESTMENT OPERATIONS ON 1/2/97.

     A $10,000 HYPOTHETICAL INVESTMENT IN THE FUND'S CLASS B SHARES ON 5/7/02 AT NET ASSET VALUE WOULD HAVE BEEN VALUED AT $10,340 ON DECEMBER 31, 2004. AN INVESTMENT IN THE FUND'S CLASS C SHARES AT NET ASSET VALUE ON 5/3/02 WOULD HAVE BEEN VALUED AT $10,060 ON DECEMBER 31, 2004. THE INVESTMENT IN CLASS B AND CLASS C SHARES WOULD HAVE BEEN VALUED AT $9,940 AND $10,060, RESPECTIVELY, AFTER THE DEDUCTION OF THE APPLICABLE CDSC. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. THE INDEX'S TOTAL RETURN DOES NOT REFLECT COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX.

EATON VANCE SMALL-CAP GROWTH FUND as of December 31, 2004
FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 - December 31, 2004).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                         EATON VANCE SMALL-CAP GROWTH FUND

                             BEGINNING ACCOUNT VALUE    ENDING ACCOUNT VALUE    EXPENSES PAID DURING PERIOD*
                                    (7/1/04)                 (12/31/04)              (7/1/04 -12/31/04)
                             -----------------------    --------------------    ----------------------------
        Actual
        Class A                    $   1,000.00            $   1,058.77                $      10.30
        Class B                    $   1,000.00            $   1,055.10                $      14.15
        Class C                    $   1,000.00            $   1,054.51                $      14.15

        Hypothetical
        (5% return per year
        before expenses)
        Class A                    $   1,000.00            $   1,015.10                $      10.08
        Class B                    $   1,000.00            $   1,011.40                $      13.85
        Class C                    $   1,000.00            $   1,011.40                $      13.85

        * Expenses are equal to the Fund's annualized expense ratio of 1.99% for Class A shares, 2.74% for Class B shares and 2.74% for Class C shares multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2004. The Example reflects the expenses of both the Fund and the Portfolio.

EATON VANCE SMALL-CAP GROWTH FUND as of December 31, 2004
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2004

ASSETS

Investment in Small-Cap Growth Portfolio, at value
   (identified cost, $11,481,998)                                                  $    14,218,331
Receivable for Fund shares sold                                                             10,171
Receivable from the Administrator                                                           49,394
--------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                       $    14,277,896
--------------------------------------------------------------------------------------------------

LIABILITIES

Payable for Fund shares redeemed                                                   $        19,335
Payable to affiliate for distribution and service fees                                         455
Payable to affiliate for Trustees' fees                                                         38
Accrued expenses                                                                            28,428
--------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                  $        48,256
--------------------------------------------------------------------------------------------------
NET ASSETS                                                                         $    14,229,640
--------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Paid-in capital                                                                    $    15,262,158
Accumulated net realized loss from Portfolio (computed on
   the basis of identified cost)                                                        (3,768,851)
Net unrealized appreciation from Portfolio (computed on the basis of
   identified cost)                                                                      2,736,333
--------------------------------------------------------------------------------------------------
TOTAL                                                                              $    14,229,640
--------------------------------------------------------------------------------------------------

CLASS A SHARES

NET ASSETS                                                                         $     9,418,037
SHARES OUTSTANDING                                                                         746,790
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding)               $         12.61
MAXIMUM OFFERING PRICE PER SHARE
   (100 DIVIDED BY 94.25 of $12.61)                                                $         13.38
--------------------------------------------------------------------------------------------------

CLASS B SHARES

NET ASSETS                                                                         $     2,458,343
SHARES OUTSTANDING                                                                         237,744
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE (NOTE 6)
   (net assets DIVIDED BY shares of beneficial interest outstanding)               $         10.34
--------------------------------------------------------------------------------------------------

CLASS C SHARES

NET ASSETS                                                                         $     2,353,260
SHARES OUTSTANDING                                                                         233,958
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE (NOTE 6)
   (net assets DIVIDED BY shares of beneficial interest outstanding)               $         10.06
--------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2004

INVESTMENT INCOME

Dividends allocated from Portfolio (net of foreign taxes, $304)                    $        30,489
Interest allocated from Portfolio                                                            8,700
Expenses allocated from Portfolio                                                         (169,567)
--------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS FROM PORTFOLIO                                                 $      (130,378)
--------------------------------------------------------------------------------------------------

EXPENSES

Administration fee                                                                 $        21,388
Trustees' fees and expenses                                                                    176
Distribution and service fees
   Class A                                                                                  24,259
   Class B                                                                                  23,261
   Class C                                                                                  23,500
Transfer and dividend disbursing agent fees                                                 38,477
Legal and accounting services                                                               35,436
Registration fees                                                                           33,102
Custodian fee                                                                               11,750
Printing and postage                                                                         9,879
Miscellaneous                                                                                1,900
--------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                     $       223,128
--------------------------------------------------------------------------------------------------
Deduct --
   Waiver and reimbursement of expenses by the Administrator                       $        70,782
--------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                                           $        70,782
--------------------------------------------------------------------------------------------------

NET EXPENSES                                                                       $       152,346
--------------------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                                $      (282,724)
--------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED
GAIN (LOSS) FROM PORTFOLIO

Net realized gain (loss) --
   Investment transactions (identified cost basis)                                 $       282,433
   Disposal of investments purchased which did not meet the
     Portfolio's investment guidelines                                                       2,926
   Foreign currency transactions                                                              (361)
--------------------------------------------------------------------------------------------------
NET REALIZED GAIN                                                                  $       284,998
--------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                             $       298,786
   Foreign currency                                                                            (20)
--------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                               $       298,766
--------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                                   $       583,764
--------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                         $       301,040
--------------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                                                                YEAR ENDED            YEAR ENDED
IN NET ASSETS                                                                      DECEMBER 31, 2004     DECEMBER 31, 2003
---------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment loss                                                             $         (282,724)   $         (248,855)
   Net realized gain from investment and
      foreign currency transactions                                                           284,998             1,563,066
   Net change in unrealized appreciation
      (depreciation) from investments and
      foreign currency                                                                        298,766             2,099,676
---------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                         $          301,040    $        3,413,887
---------------------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                                                                      $        2,365,612    $        3,873,507
      Class B                                                                                 860,831             1,972,244
      Class C                                                                                 871,605             1,201,395
   Cost of shares redeemed
      Class A                                                                              (4,316,160)           (4,922,706)
      Class B                                                                                (842,277)             (261,696)
      Class C                                                                                (790,446)             (501,165)
   Net asset value of shares exchanged
      Class A                                                                                  46,369                    --
      Class B                                                                                 (46,369)                   --
---------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS                                                         $       (1,850,835)   $        1,361,579
---------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                                              $       (1,549,795)   $        4,775,466
---------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                                               $       15,779,435    $       11,003,969
---------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                                                     $       14,229,640    $       15,779,435
---------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

FINANCIAL HIGHLIGHTS

                                                                                       CLASS A
                                                       ---------------------------------------------------------------------
                                                                               YEAR ENDED DECEMBER 31,
                                                       ---------------------------------------------------------------------
                                                          2004(1)         2003(1)      2002(1)      2001(1)      2000(1)
----------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                      $ 12.200        $  9.370     $ 14.180     $ 18.700     $ 22.630
----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment loss                                       $ (0.202)       $ (0.187)    $ (0.189)    $ (0.192)    $ (0.303)
Net realized and unrealized gain (loss)                      0.612           3.017       (4.621)      (4.328)       1.781(2)
----------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                       $  0.410        $  2.830     $ (4.810)    $ (4.520)    $  1.478
----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net realized gain                                    $     --        $     --     $     --     $     --     $ (5.408)
----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                       $     --        $     --     $     --     $     --     $ (5.408)
----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                            $ 12.610        $ 12.200     $  9.370     $ 14.180     $ 18.700
----------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                               3.36%(4)       30.20%      (33.92)%     (24.17)%       2.83%
----------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA+

Net assets, end of year (000's omitted)                   $  9,418        $ 11,103     $  9,426     $  9,551     $  2,669
Ratios (As a percentage of average daily net assets):
   Net expenses(5)                                            2.00%           2.00%        2.00%        1.70%        1.89%
   Net expenses after custodian fee reduction(5)              2.00%           2.00%        2.00%        1.70%        1.70%
   Net investment loss                                       (1.72)%         (1.78)%      (1.74)%      (1.36)%      (1.34)%
Portfolio Turnover of the Portfolio                            276%            308%         225%         117%          89%*
Portfolio Turnover of the Fund(6)                               --              --           --           --           93%
----------------------------------------------------------------------------------------------------------------------------

+    The operating expenses of the Fund and the
     Portfolio reflect a reduction of the investment
     adviser fee, a waiver and/or reimbursement of
     expenses by the Administrator and/or an
     allocation of expenses to the Investment
     Adviser. Had such actions not been taken, net
     investment loss per share and the ratios would
     have been as follows:
Ratios (As a percentage of average daily net assets):
   Expenses(5)                                                2.49%           2.81%        2.86%        2.76%        7.24%
   Expenses after custodian fee reduction(5)                  2.49%           2.81%        2.86%        2.76%        7.05%
   Net investment loss                                       (2.22)%         (2.59)%      (2.60)%      (2.43)%      (6.69)%
Net investment loss per share                             $ (0.261)       $ (0.272)    $ (0.282)    $ (0.342)    $ (1.510)
----------------------------------------------------------------------------------------------------------------------------

(1) Net investment loss per share was computed using average shares outstanding.
(2) The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total returns would have been lower had certain expenses not been reduced during the periods shown.
(4) The net increase from gains through the Fund's investment in the Portfolio, realized on the disposal of investments purchased which did not meet the Portfolio's investment guidelines, amounted to less than $0.01 per share and had no effect on total return for the year ended December 31, 2004.
(5) Includes the Fund's share of the Portfolio's allocated expenses since May 1, 2000.
(6) Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities.
 * For the period from the start of business of the Portfolio May 1, 2000, to December 31, 2000.

                        See notes to financial statements

                                                                                CLASS B
                                                         -------------------------------------------------
                                                                        YEAR ENDED DECEMBER 31,
                                                         -------------------------------------------------
                                                            2004(1)           2003(1)        2002(1)(2)
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                        $   10.080        $    7.800     $   10.000
----------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment loss                                         $   (0.239)       $   (0.231)    $   (0.134)
Net realized and unrealized gain (loss)                          0.499             2.511         (2.066)
----------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                         $    0.260        $    2.280     $   (2.200)
----------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                              $   10.340        $   10.080     $    7.800
----------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                   2.58%(4)         29.23%        (22.00)%
----------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA+

Net assets, end of year (000's omitted)                     $    2,458        $    2,439     $      459
Ratios (As a percentage of average daily net assets):
   Net expenses(5)                                                2.75%             2.75%          2.75%(6)
   Net expenses after custodian fee reduction(5)                  2.75%             2.75%          2.75%(6)
   Net investment loss                                           (2.47)%           (2.54)%        (2.56)%(6)
Portfolio Turnover of the Portfolio                                276%              308%           225%
----------------------------------------------------------------------------------------------------------

+    The operating expenses of the Fund and the
     Portfolio reflect a reduction of the investment
     adviser fee, and a waiver and/or reimbursement
     of expenses by the Administrator. Had such
     action not been taken, net investment loss per
     share and the ratios would have been as follows:
Ratios (As a percentage of average daily net assets):
   Expenses(5)                                                    3.24%             3.54%          4.10%(6)
   Expenses after custodian fee reduction(5)                      3.24%             3.54%          4.10%(6)
   Net investment loss                                           (2.96)%           (3.33)%        (3.91)%(6)
Net investment loss per share                               $   (0.286)       $   (0.303)    $   (0.205)
----------------------------------------------------------------------------------------------------------

(1) Net investment loss per share was computed using average shares outstanding.
(2) For the period from commencement of offering of Class B shares, May 7, 2002 to December 31, 2002.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total returns would have been lower had certain expenses not been reduced during the periods shown.
(4) The net increase from gains through the Fund's investment in the Portfolio, realized on the disposal of investments purchased which did not meet the Portfolio's investment guidelines, amounted to less than $0.01 per share and had no effect on total return for the year ended December 31, 2004.
(5)  Includes the Fund's share of the Portfolio's allocated expenses.
(6)  Annualized.

                        See notes to financial statements

                                                                             CLASS C
                                                         -------------------------------------------------
                                                                      YEAR ENDED DECEMBER 31,
                                                         -------------------------------------------------
                                                            2004(1)           2003(1)        2002(1)(2)
----------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                        $    9.800        $    7.590     $   10.000
----------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment loss                                         $   (0.232)       $   (0.218)    $   (0.129)
Net realized and unrealized gain (loss)                          0.492             2.428         (2.281)
----------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                         $    0.260        $    2.210     $   (2.410)
----------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                            $   10.060        $    9.800     $    7.590
----------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                   2.65%(4)         29.12%        (24.10)%
----------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA+

Net assets, end of year (000's omitted)                     $    2,353        $    2,238     $    1,118
Ratios (As a percentage of average daily net assets):
   Net expenses(5)                                                2.75%             2.75%          2.75%(6)
   Net expenses after custodian fee reduction(5)                  2.75%             2.75%          2.75%(6)
   Net investment loss                                           (2.47)%           (2.53)%        (2.53)%(6)
Portfolio Turnover of the Portfolio                                276%              308%           225%
----------------------------------------------------------------------------------------------------------

+    The operating expenses of the Fund and the
     Portfolio reflect a reduction of the investment
     adviser fee, and a waiver and/or reimbursement
     of expenses by the Administrator. Had such
     actions not been taken, net investment loss per
     share and the ratios would have been as follows:
Ratios (As a percentage of average daily net assets):
   Expenses(5)                                                    3.24%             3.55%          4.03%(6)
   Expenses after custodian fee reduction(5)                      3.24%             3.55%          4.03%(6)
   Net investment loss                                           (2.96)%           (3.33)%        (3.81)%(6)
Net investment loss per share                               $   (0.278)       $   (0.287)    $   (0.194)
----------------------------------------------------------------------------------------------------------

(1) Net investment loss per share was computed using average shares outstanding.
(2) For the period from commencement of offering of Class C shares, May 3, 2002 to December 31, 2002.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total returns would have been lower had certain expenses not been reduced during the periods shown.
(4) The net increase from gains through the Fund's investment in the Portfolio, realized on the disposal of investments purchased which did not meet the Portfolio's investment guidelines, amounted to less than $0.01 per share and had no effect on total return for the year ended December 31, 2004.
(5)  Includes the Fund's share of the Portfolio's allocated expenses.
(6)  Annualized.

                        See notes to financial statements

EATON VANCE SMALL-CAP GROWTH FUND as of December 31, 2004
NOTES TO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES

   Eaton Vance Small-Cap Growth Fund (the Fund), is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares: Class A, Class B and Class C shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see
   Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in the Small-Cap Growth Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (49.4% at December 31, 2004). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

   B INCOME -- The Fund's net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

   C FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2004, the Fund, for federal income tax purposes, had a capital loss carryover of $3,724,914, which will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. The capital loss carryover will expire on December 31, 2009, ($184,455) and December 31, 2010, ($3,540,459). In the
   year ended December 31, 2004, capital loss carryover of $279,404 was utilized to offset net realized gains.

   D USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   E INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

   F EXPENSES -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

   G EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations. There were no balance credits for the year ended December 31, 2004.

   H OTHER -- Investment transactions are accounted for on a trade-date basis.

2  DISTRIBUTIONS TO SHAREHOLDERS

   It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of the net investment income allocated to the Fund by the Portfolio, and at least one distribution annually of all or substantially all of the net realized capital gains allocated to the Fund by the Portfolio, (reduced by any available capital loss carryforwards from prior years) if any. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

   During the year ended December 31, 2004, accumulated net investment loss was decreased by $282,724, accumulated undistributed net realized loss was increased by $13,940, and paid in capital was decreased by $268,784 primarily due to differences between book and tax policies for net operating losses and currency transactions. This change had no effect on the net assets or the net asset value per share.

   As of December 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

   Undistributed ordinary income            $           0
   Capital loss carryforwards               $  (3,724,914)

   The difference between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

3  SHARES OF BENEFICIAL INTEREST

   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                        YEAR ENDED DECEMBER 31,
                                     ------------------------------
   CLASS A                             2004                2003
   ----------------------------------------------------------------
   Sales                              200,126             367,053
   Redemptions                       (367,149)           (463,324)
   Exchange from Class B shares         3,721                  --
   ----------------------------------------------------------------
   NET DECREASE                      (163,302)            (96,271)
   ----------------------------------------------------------------

                                        YEAR ENDED DECEMBER 31,
                                     ------------------------------
   CLASS B                             2004                2003
   ----------------------------------------------------------------
   Sales                               88,064             211,954
   Redemptions                        (87,779)            (28,898)
   Exchange to Class A shares          (4,510)                 --
   ----------------------------------------------------------------
   NET INCREASE (DECREASE)             (4,225)            183,056
   ----------------------------------------------------------------

                                        YEAR ENDED DECEMBER 31,
                                     ------------------------------
   CLASS C                             2004                2003
   ----------------------------------------------------------------
   Sales                               90,580             138,956
   Redemptions                        (84,852)            (58,100)
   ----------------------------------------------------------------
   NET INCREASE                         5,728              80,856
   ----------------------------------------------------------------

4  TRANSACTIONS WITH AFFILIATES

   Eaton Vance Management (EVM) earns an administration fee as compensation for providing the Fund with administrative services. The fee is at an annual rate of 0.15% of the Fund's average daily net assets and amounted to $21,388 for the year ended December 31, 2004, all of which was waived. For the fiscal year ending December 31, 2004, the administrator has agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 2.00% for Class A and 2.75% for Class B and C shares. Thereafter, the reimbursement may be terminated at any time. Pursuant to this agreement, EVM reimbursed $49,394 of the Fund's operating expenses for the year ended December 31, 2004. The Portfolio has engaged Boston Management and Research
   (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of the services. For the year ended December 31, 2004, EVM earned $3,875 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $4,044 as its portion of the sales charge on sales of Class A shares for the year ended December 31, 2004.

   Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5  DISTRIBUTION AND SERVICE PLANS

   The Fund has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $17,446 and $17,625 for Class B and Class C shares, respectively, to or payable to EVD for the year ended December 31, 2004, representing 0.75% of the average daily net assets for Class B and Class C shares. At December 31, 2004, the amounts of Uncovered Distribution Charges of EVD calculated under the Plans were approximately $84,000 and $126,000 for Class B and Class C shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class A, Class B and Class C shares for each fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees for the year ended December 31, 2004 amounted to $24,259, $5,815 and $5,875 for Class A, Class B, and Class C shares, respectively.

6  CONTINGENT DEFERRED SALES CHARGE

   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. A CDSC of 1% is imposed on any redemption of Class A shares made within 12 months of purchase that were acquired at net asset value if the purchase amount was $1 million or more. Investors who purchase Class A shares in a single fund purchased in a single transaction at net asset value in amounts of $5 million or more will not be subject to any CDSC for such investment or any subsequent investment in the same fund. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class B shares held for eight years (the "holding period") will automatically convert to the Fund's Class A shares. For purposes of this conversion, all distributions paid on Class B shares which the shareholder elects to reinvest in Class B shares will be considered to be held in a separate sub-account. Upon the conversion of Class B shares not acquired through the reinvestment of distributions, a pro rata portion of the Class B shares held in the sub-account will also convert to Class A shares. This portion will be determined by the ratio that the Class B shares being converted bear to the total of Class B shares (excluding shares acquired through reinvestment) in the account. This conversion feature is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that the conversion is not taxable for federal income tax purposes. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Class B and Class C Distribution Plans (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be retained by the Fund. The Fund was informed that EVD received approximately $3,000 and $1,000 of CDSC paid by shareholders for Class B shares and Class C shares, for the year ended December 31, 2004.

7  INVESTMENT TRANSACTIONS

   Increases and decreases in the Fund's investment in the Portfolio aggregated $4,202,589 and $6,159,368, respectively, for the year ended December 31, 2004.

EATON VANCE SMALL-CAP GROWTH FUND as of December 31, 2004
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE TRUSTEES AND SHAREHOLDERS
OF EATON VANCE SMALL-CAP GROWTH FUND

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Eaton Vance Small-Cap Growth Fund, a series of Eaton Vance Special Investment Trust (the "Fund") at December 31, 2004, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 18, 2005

SMALL-CAP GROWTH PORTFOLIO as of December 31, 2004
PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 96.1%

SECURITY                                             SHARES         VALUE
--------------------------------------------------------------------------------
AEROSPACE AND DEFENSE -- 2.0%

Ceradyne, Inc.(1)                                           5,650   $    323,236
Essex Corp.(1)                                              3,600         72,900
Hexcel Corp.(1)                                             3,300         47,850
Teledyne Technologies, Inc.(1)                              4,500        132,435
--------------------------------------------------------------------------------
                                                                    $    576,421
--------------------------------------------------------------------------------

AIRLINES -- 1.1%

Alaska Air Group, Inc.(1)                                   4,950   $    165,775
SkyWest, Inc.                                               8,100        162,486
--------------------------------------------------------------------------------
                                                                    $    328,261
--------------------------------------------------------------------------------

APPAREL -- 0.5%

Quiksilver, Inc.(1)                                         4,400   $    131,076
--------------------------------------------------------------------------------
                                                                    $    131,076
--------------------------------------------------------------------------------

BANKS -- 2.8%

Bank of the Ozarks, Inc.                                    2,800   $     95,284
Cathay General Bancorp                                      1,500         56,250
East-West Bancorp, Inc.                                     5,100        213,996
First Bancorp Puerto Rico                                   2,000        127,020
Hanmi Financial Corp.                                       3,400        122,196
PrivateBancorp, Inc.                                        3,400        109,582
Wintrust Financial Corp.                                    1,400         79,744
--------------------------------------------------------------------------------
                                                                    $    804,072
--------------------------------------------------------------------------------

BEVERAGES -- 0.8%

Hansen Natural Corp.(1)                                     6,100   $    222,101
--------------------------------------------------------------------------------
                                                                    $    222,101
--------------------------------------------------------------------------------

BROADCASTING AND CABLE -- 1.4%

Central European Media Enterprises, Ltd.(1)                 8,300   $    323,551
Macrovision Corp.(1)                                        2,900         74,588
--------------------------------------------------------------------------------
                                                                    $    398,139
--------------------------------------------------------------------------------

BROADCASTING AND RADIO -- 0.5%

XM Satellite Radio Holdings, Inc., Class A(1)               3,800   $    142,956
--------------------------------------------------------------------------------
                                                                    $    142,956
--------------------------------------------------------------------------------

BUILDING MATERIALS -- 2.0%

Florida Rock Industries, Inc.                               2,700   $    160,731
Texas Industries, Inc.                                      3,600        224,568
Walter Industries, Inc.                                     5,900        199,007
--------------------------------------------------------------------------------
                                                                    $    584,306
--------------------------------------------------------------------------------

BUSINESS SERVICES -- 4.6%

51JOB, Inc. ADR(1)                                          3,350   $    174,099
Acxiom Corp.                                                4,600        120,980
Corporate Executive Board Co., (The)                        5,050        338,047
Ctrip.Com International, Ltd. ADR(1)                        4,600        211,692
Greenfield Online, Inc.(1)                                  4,229         92,996
Heidrick & Struggles International, Inc.(1)                 4,600        157,642
NAVTEQ, Corp.(1)                                            2,500        115,900
Resources Connection, Inc.(1)                               1,875        101,831
--------------------------------------------------------------------------------
                                                                    $  1,313,187
--------------------------------------------------------------------------------

CASINOS AND GAMING -- 2.7%

Ameristar Casinos, Inc.                                     3,400   $    146,574
Aztar Corp.(1)                                              2,500         87,300
Boyd Gaming Corp.                                           2,800        116,620
GTECH Holdings Corp.                                        3,600         93,420
Kerzner International Ltd.(1)                               1,700        102,085
Las Vegas Sands Corp.(1)                                      200          9,594
Station Casinos, Inc.                                       3,850        210,518
--------------------------------------------------------------------------------
                                                                    $    766,111
--------------------------------------------------------------------------------

CHEMICALS -- 2.8%

Albemarle Corp.                                             3,500   $    135,485
Braskem SA ADR                                              6,622        337,457
Crompton Corp.                                              8,100         95,580
Georgia Gulf Corp.                                          2,150        107,070
Lyondell Chemical Co.                                       4,700        135,924
--------------------------------------------------------------------------------
                                                                    $    811,516
--------------------------------------------------------------------------------

COAL -- 1.8%

Massey Energy Co.                                           7,250   $    253,387
Peabody Energy Corp.                                        3,450        279,139
--------------------------------------------------------------------------------
                                                                    $    532,526
--------------------------------------------------------------------------------

COMMERCIAL SERVICES -- 1.0%

Alliance Data Systems Corp.(1)                              6,100   $    289,627
--------------------------------------------------------------------------------
                                                                    $    289,627
--------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                             SHARES         VALUE
--------------------------------------------------------------------------------
COMPUTER EQUIPMENT -- 0.9%

Research in Motion, Ltd.(1)                                 1,200   $     98,904
Synaptics, Inc.(1)                                          4,900        149,842
--------------------------------------------------------------------------------
                                                                    $    248,746
--------------------------------------------------------------------------------

COMPUTER SERVICES -- 2.4%

Anteon International Corp.(1)                               1,600   $     66,976
Cognizant Technology Solutions Corp.(1)                     8,650        366,154
SI International, Inc.(1)                                   2,800         86,128
SRA International, Inc., Class A(1)                         2,600        166,920
--------------------------------------------------------------------------------
                                                                    $    686,178
--------------------------------------------------------------------------------

COMPUTER SOFTWARE -- 0.7%

Kronos, Inc.(1)                                             1,800   $     92,034
Open Solutions, Inc.(1)                                     2,100         54,516
Wind River Systems, Inc.(1)                                 4,800         65,040
--------------------------------------------------------------------------------
                                                                    $    211,590
--------------------------------------------------------------------------------

CONTAINERS AND PACKAGING-METAL AND GLASS -- 0.4%

Owens-Illinois(1)                                           5,400   $    122,310
--------------------------------------------------------------------------------
                                                                    $    122,310
--------------------------------------------------------------------------------

DISTRIBUTION / WHOLESALE -- 0.3%

Scansource, Inc.(1)                                         1,300   $     80,808
--------------------------------------------------------------------------------
                                                                    $     80,808
--------------------------------------------------------------------------------

DRUGS -- 4.2%

Encysive Pharmaceuticals, Inc.(1)                           9,200   $     91,356
First Horizon Pharmaceutical Corp.(1)                      12,800        292,992
Immucor, Inc.(1)                                           20,925        491,947
Impax Laboratories, Inc.(1)                                 6,400        101,632
Rigel Pharmaceuticals, Inc.(1)                              3,200         78,144
United Therapeutics(1)                                      1,900         85,785
Valeant Pharmaceuticals International                       2,900         76,415
--------------------------------------------------------------------------------
                                                                    $  1,218,271
--------------------------------------------------------------------------------

ELECTRONICS-INSTRUMENTS -- 0.5%

Molecular Devices Corp.(1)                                  2,000   $     40,200
Trimble Navigation, Ltd.(1)                                 3,100        102,424
--------------------------------------------------------------------------------
                                                                    $    142,624
--------------------------------------------------------------------------------

ELECTRONICS-SEMICONDUCTORS -- 4.5%

Cree, Inc.(1)                                               3,300   $    132,264
Intermagnetics General Corp.(1)                             3,600         91,476
NVIDIA Corp.(1)                                            12,100        285,076
OmniVision Technologies, Inc.(1)                            5,600        102,760
PortalPlayer, Inc.(1)                                       4,100        101,188
QLogic Corp.(1)                                             1,700         62,441
Silicon Image, Inc.(1)                                     25,500        419,730
Virage Logic Corp.(1)                                       4,900         90,993
--------------------------------------------------------------------------------
                                                                    $  1,285,928
--------------------------------------------------------------------------------

ENERGY EQUIPMENT AND SERVICES -- 0.3%

KFx, Inc.(1)                                                6,400   $     92,928
--------------------------------------------------------------------------------
                                                                    $     92,928
--------------------------------------------------------------------------------

ENTERTAINMENT -- 2.1%

Penn National Gaming, Inc.(1)                               4,800   $    290,640
WMS Industries, Inc.(1)                                     9,664        324,131
--------------------------------------------------------------------------------
                                                                    $    614,771
--------------------------------------------------------------------------------

FINANCIAL SERVICES -- 2.0%

First Marblehead Corp., (The)(1)                            8,400   $    472,500
Metris Companies, Inc.(1)                                   7,200         91,800
--------------------------------------------------------------------------------
                                                                    $    564,300
--------------------------------------------------------------------------------

HEALTH SERVICES -- 1.0%

Centene Corp.(1)                                            6,200   $    175,770
Genesis HealthCare Corp.(1)                                 3,000        105,090
--------------------------------------------------------------------------------
                                                                    $    280,860
--------------------------------------------------------------------------------

HOTELS -- 3.0%

Choice Hotels International, Inc.                           3,000   $    174,000
Four Seasons Hotels, Inc.                                   1,150         94,059
Gaylord Entertainment Co.(1)                                7,000        290,710
Wynn Resorts, Ltd.(1)                                       4,750        317,870
--------------------------------------------------------------------------------
                                                                    $    876,639
--------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS -- 0.3%

Chattem, Inc.(1)                                            2,444   $     80,896
--------------------------------------------------------------------------------
                                                                    $     80,896
--------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                             SHARES         VALUE
--------------------------------------------------------------------------------

INTERNET-SOFTWARE -- 2.2%

F5 Networks, Inc.(1)                                        7,600   $    370,272
RADWARE, Ltd.(1)                                            4,300        112,359
Sina Corp.(1)                                               2,750         88,165
TIBCO Software, Inc.(1)                                     5,800         77,372
--------------------------------------------------------------------------------
                                                                    $    648,168
--------------------------------------------------------------------------------

INTERNET CONTENT-ENTERTAINMENT -- 1.3%

Ask Jeeves, Inc.(1)                                         4,300   $    115,025
Audible, Inc.(1)                                            2,800         72,940
Jupitermedia Corp.(1)                                       2,500         59,450
Shanda Interactive Entertainment, Ltd. ADS(1)               3,300        140,250
--------------------------------------------------------------------------------
                                                                    $    387,665
--------------------------------------------------------------------------------

INTERNET SERVICES -- 3.1%

Ariba, Inc.(1)                                             16,800   $    278,880
Blue Nile, Inc.(1)                                          1,700         46,954
Infospace, Inc.(1)                                          2,325        110,554
J2 Global Communications, Inc.(1)                           3,100        106,950
Shopping.com, Ltd.(1)                                       2,200         62,150
Websense, Inc.(1)                                           5,950        301,784
--------------------------------------------------------------------------------
                                                                    $    907,272
--------------------------------------------------------------------------------

INVESTMENT SERVICES -- 2.0%

Affiliated Managers Group, Inc.(1)                          2,700   $    182,898
Greenhill and Co., Inc.                                     5,600        160,720
MarketAxess Holdings, Inc.(1)                              13,300        226,233
--------------------------------------------------------------------------------
                                                                    $    569,851
--------------------------------------------------------------------------------

MACHINERY -- 2.6%

Brooks Automation, Inc.(1)                                  5,400   $     92,988
Bucyrus International, Inc.                                 6,550        266,192
IDEX Corp.                                                  1,800         72,900
Joy Global, Inc.                                            7,600        330,068
--------------------------------------------------------------------------------
                                                                    $    762,148
--------------------------------------------------------------------------------

MEDICAL-BIOMED / GENETICS -- 1.5%

Connetics Corp.(1)                                          2,000   $     48,580
Eyetech Pharmaceuticals, Inc.(1)                            2,600        118,300
Nabi Biopharmaceuticals(1)                                  9,300        136,245
PRA International(1)                                        3,000         74,340
Third Wave Technologies, Inc.(1)                            7,800         67,080
--------------------------------------------------------------------------------
                                                                    $    444,545
--------------------------------------------------------------------------------

MEDICAL PRODUCTS -- 7.6%

Advanced Medical Optics, Inc.(1)                            2,400   $     98,736
American Medical Systems Holdings, Inc.(1)                  5,600        234,136
ArthroCare Corp.(1)                                         5,500        176,330
Aspect Medical Systems, Inc.(1)                             8,100        198,126
Cooper Cos., Inc.                                           2,300        162,357
Cytyc Corp.(1)                                             12,500        344,625
Foxhollow Technologies, Inc.(1)                             1,000         24,590
Given Imaging, Ltd.(1)                                      5,700        204,687
Haemonetics Corp.(1)                                        7,000        253,470
Hologic, Inc.(1)                                            4,400        120,868
Intralase Corp.(1)                                          4,998        117,353
Kyphon, Inc.(1)                                             2,300         59,248
SonoSite, Inc.(1)                                           2,200         74,690
Sybron Dental Specialties(1)                                3,000        106,140
--------------------------------------------------------------------------------
                                                                    $  2,175,356
--------------------------------------------------------------------------------

METALS-INDUSTRIAL -- 1.4%

Cameco Corp.(1)                                             2,225   $    233,314
Simpson Manufacturing Co., Inc.                             1,800         62,820
Steel Dynamics, Inc.                                        2,650        100,382
--------------------------------------------------------------------------------
                                                                    $    396,516
--------------------------------------------------------------------------------

OIL AND GAS-EQUIPMENT AND SERVICES -- 0.5%

Cal Dive International, Inc.(1)                             1,100   $     44,825
Hydril Co.(1)                                               1,900         86,469
--------------------------------------------------------------------------------
                                                                    $    131,294
--------------------------------------------------------------------------------

OIL AND GAS-EXPLORATION AND PRODUCTION -- 2.6%

Denbury Resources, Inc.(1)                                  8,900   $    244,305
Harvest Natural Resources, Inc.(1)                          4,500         77,715
McMoRan Exploration Co.(1)                                  4,400         82,280
Quicksilver Resources, Inc.(1)                              2,100         77,238
Southwestern Energy Co.(1)                                  3,400        172,346
Vintage Petroleum, Inc.                                     3,750         85,088
--------------------------------------------------------------------------------
                                                                    $    738,972
--------------------------------------------------------------------------------

REITS -- 1.3%

Host Marriott Corp.                                        14,400   $    249,120
Meristar Hospitality Corp.(1)                              16,300        136,105
--------------------------------------------------------------------------------
                                                                    $    385,225
--------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                             SHARES         VALUE
--------------------------------------------------------------------------------
RETAIL -- 3.8%

American Eagle Outfitters                                   6,900   $    324,990
Circuit City Stores, Inc.                                   3,500         54,740
Coldwater Creek, Inc.(1)                                    3,500        108,045
Guitar Center, Inc.(1)                                      1,200         63,228
InPhonic, Inc.(1)                                           7,000        192,360
Urban Outfitters, Inc.(1)                                   2,300        102,120
ZipRealty, Inc.(1)                                         13,300        237,671
--------------------------------------------------------------------------------
                                                                    $  1,083,154
--------------------------------------------------------------------------------

RETAIL-RESTAURANTS -- 1.9%

Cheesecake Factory, Inc. (The)(1)                           4,200   $    136,374
Jack in the Box, Inc.(1)                                    2,300         84,801
P.F. Chang's China Bistro, Inc.(1)                          3,200        180,320
Sonic Corp.(1)                                              3,100         94,550
Texas Roadhouse, Inc., Class A(1)                           1,506         44,502
--------------------------------------------------------------------------------
                                                                    $    540,547
--------------------------------------------------------------------------------

SEMICONDUCTOR EQUIPMENT -- 4.0%

Lam Research Corp.(1)                                       7,700   $    222,607
Sigmatel, Inc.(1)                                           2,900        103,037
Tessera Technologies, Inc.(1)                              15,400        573,034
Varian Semiconductor Equipment Associates, Inc.(1)          6,600        243,210
--------------------------------------------------------------------------------
                                                                    $  1,141,888
--------------------------------------------------------------------------------

SOFTWARE SERVICES -- 2.6%

Cogent, Inc.(1)                                             9,896   $    326,568
Ninetowns Digital World ADS(1)                             11,102        119,347
Salesforce.com, Inc.(1)                                     2,600         44,044
Verint Systems, Inc.(1)                                     5,200        188,916
Witness Systems, Inc.(1)                                    4,000         69,840
--------------------------------------------------------------------------------
                                                                        $748,715
--------------------------------------------------------------------------------

TELECOMMUNICATIONS-EQUIPMENT -- 2.7%

Alamosa Holdings, Inc.(1)                                  12,700   $    158,369
Alvarion, Ltd.(1)                                           7,800        103,584
American Tower Corp., Class A(1)                           14,850        273,240
ECI Telecom, Ltd.(1)                                       13,100        107,014
SpectraSite, Inc.(1)                                        2,425        140,408
--------------------------------------------------------------------------------
                                                                    $    782,615
--------------------------------------------------------------------------------

TELECOMMUNICATIONS-SERVICES -- 4.9%

Millicom International Cellular S.A.(1)                     3,600   $     81,828
Nextel Partners, Inc., Class A(1)                           6,000        117,240
NII Holdings, Inc., Class B(1)                             17,900        849,355
SBA Communications Corp.(1)                                 6,300   $     58,464
Telewest Global, Inc.(1)                                    8,500        149,430
UbiquiTel, Inc.(1)                                         22,700        161,624
--------------------------------------------------------------------------------
                                                                    $  1,417,941
--------------------------------------------------------------------------------

TRANSPORTATION -- 3.5%

Landstar System, Inc.(1)                                    3,275   $    241,171
Overnite Corp.                                              3,300        122,892
Overseas Shipholding Group                                  2,865        158,148
UTI Worldwide, Inc.                                         2,500        170,050
Yellow Roadway Corp.(1)                                     5,900        328,689
--------------------------------------------------------------------------------
                                                                    $  1,020,950
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
   (IDENTIFIED COST $22,423,389)                                    $ 27,689,970
--------------------------------------------------------------------------------

COMMERCIAL PAPER -- 2.2%

                                                  PRINCIPAL
                                                  AMOUNT
SECURITY                                          (000'S OMITTED)   VALUE
--------------------------------------------------------------------------------
Old Line Funding Corp., 2.25%, 1/13/05               $        634   $    633,525
--------------------------------------------------------------------------------

TOTAL COMMERCIAL PAPER
   (AT AMORTIZED COST, $633,525)                                    $    633,525
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 1.9%

                                                  PRINCIPAL
                                                  AMOUNT
SECURITY                                          (000'S OMITTED)      VALUE
--------------------------------------------------------------------------------
Investors Bank and Trust Company Time Deposit,
2.25%, 1/3/05                                        $        551   $    551,000
--------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
   (AT AMORTIZED COST, $551,000)                                    $    551,000
--------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 100.2%
   (IDENTIFIED COST $23,607,914)                                    $ 28,874,495
--------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- (0.2)%                            $    (70,202)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                $ 28,804,293
--------------------------------------------------------------------------------

ADR - American Depository Receipt

ADS - American Depositary Shares

(1)  Non-income producing security.

                        See notes to financial statements

SMALL-CAP GROWTH PORTFOLIO as of December 31, 2004
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2004

ASSETS

Investments, at value (identified cost, $23,607,914)             $    28,874,495
Cash                                                                       1,644
Receivable for investments sold                                           39,741
Interest and dividends receivable                                          4,087
Tax reclaim receivable                                                        33
--------------------------------------------------------------------------------
TOTAL ASSETS                                                     $    28,920,000
--------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                $       101,209
Payable to affiliate for Trustees' fees                                      322
Accrued expenses                                                          14,176
--------------------------------------------------------------------------------
TOTAL LIABILITIES                                                $       115,707
--------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO        $    28,804,293
--------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals          $    23,537,708
Net unrealized appreciation (computed on the basis of
   identified cost)                                                    5,266,585
--------------------------------------------------------------------------------
TOTAL                                                            $    28,804,293
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2004

INVESTMENT INCOME

Dividends (net of foreign taxes, $568)                           $        57,023
Interest                                                                  16,311
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                          $        73,334
--------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                           $       200,549
Trustees' fees and expenses                                                  966
Custodian fee                                                             70,946
Legal and accounting services                                             40,163
Miscellaneous                                                              3,795
--------------------------------------------------------------------------------
TOTAL EXPENSES                                                   $       316,419
--------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                                    $            16
   Reduction of investment adviser fee                                     1,249
--------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                         $         1,265
--------------------------------------------------------------------------------

NET EXPENSES                                                     $       315,154
--------------------------------------------------------------------------------

NET INVESTMENT LOSS                                              $      (241,820)
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)               $       366,870
   Disposal of investments purchased which did not meet the
      Portfolio's investment guidelines                                    5,276
   Foreign currency transactions                                            (662)
--------------------------------------------------------------------------------
NET REALIZED GAIN                                                $       371,484
--------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                           $       918,749
   Foreign currency                                                          (41)
--------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)             $       918,708
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                 $     1,290,192
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                       $     1,048,372
--------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                             YEAR ENDED          YEAR ENDED
IN NET ASSETS                                   DECEMBER 31, 2004   DECEMBER 31, 2003
-------------------------------------------------------------------------------------
From operations --
   Net investment loss                          $       (241,820)  $       (235,922)
   Net realized gain from investment and
      foreign currency transactions                      371,484          3,041,595
   Net change in unrealized appreciation
      (depreciation) from investments and
      foreign currency                                   918,708          3,620,155
-------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS      $      1,048,372   $      6,425,828
-------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                $      7,841,442   $     10,063,797
   Withdrawals                                        (8,005,226)        (8,329,021)
-------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL TRANSACTIONS                            $       (163,784)  $      1,734,776
-------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                      $        884,588   $      8,160,604
-------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                            $     27,919,705   $     19,759,101
-------------------------------------------------------------------------------------
AT END OF YEAR                                  $     28,804,293   $     27,919,705
-------------------------------------------------------------------------------------

                        See notes to financial statements

SUPPLEMENTARY DATA

                                                                                   YEAR ENDED DECEMBER 31,
                                                               ----------------------------------------------------------------
                                                                 2004           2003         2002         2001         2000(1)
-------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+

Ratios (As a percentage of average daily net assets):
   Net expenses                                                     1.18%          1.23%        1.18%        1.23%         2.22%(2)
   Net expenses after custodian fee reduction                       1.18%          1.23%        1.18%        1.23%         2.07%(2)
   Net investment loss                                             (0.90)%        (1.01)%      (0.91)%      (0.88)%       (1.58)%(2)
Portfolio Turnover                                                   276%           308%         225%         117%           89%
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN*                                                       4.23%(3)      31.20%      (33.36)%     (23.80)%          --
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                        $  28,804      $  27,920    $  19,759    $  19,058     $   6,535
-------------------------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Portfolio may reflect a
   reduction of the investment adviser fee, an allocation of
   expenses to the Investment Adviser, or both. Had such
   actions not been taken, the ratios would have been as
   follows:
Ratios (As a percentage of average daily net assets):
   Expenses                                                         1.18%                                                  2.96%(2)
   Expenses after custodian fee reduction                           1.18%                                                  2.81%(2)
   Net investment loss                                             (0.91)%                                                (2.32)%(2)
-------------------------------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, May 1, 2000, to December 31, 2000.
(2)  Annualized.
(3) The net gains realized on the disposal of investments purchased which did not meet the Portfolio's investment guidelines had no effect on total return for the year ended December 31, 2004.
* Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

SMALL-CAP GROWTH PORTFOLIO as of December 31, 2004
NOTES TO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES

   Small-Cap Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on February 28, 2000, seeks long-term capital appreciation by investing primarily in common stocks of small-cap companies that are expected to achieve earnings growth over the long-term that substantially exceeds the average of all publicly traded companies in the United States. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At December 31, 2004, the Eaton Vance Small-Cap Growth Fund held an approximate 49.4% interest in the Portfolio and two other investors owned an interest greater than 10% that aggregated 30.7%. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATIONS -- Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. The value of preferred equity securities that are valued by a pricing service on a bond basis will be adjusted by an income factor, to be determined by the investment adviser, to reflect the next anticipated regular dividend. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. The daily valuation of foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Portfolio may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

   B INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date.

   C INCOME TAXES -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

   D EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses on the Statement of Operations.

   E OTHER -- Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

   F USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   G INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Pursuant to the advisory agreement, BMR receives a monthly fee at the annual rate of 0.75% of the Portfolio's average daily net assets up to $500 million and at reduced rates as daily net assets exceed that level. For the year ended December 31, 2004, the fee was equivalent to 0.75% of the Portfolio's average daily net assets and amounted to $200,549. Except as to the Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2004, no amounts have been deferred. Effective May 1, 2004, BMR has agreed to voluntarily reduce the investment adviser fee by an amount equal to that portion of commissions paid to broker dealers in execution of portfolio transactions attributed to the Portfolio that is consideration for third-party research services. For the year ended December 31, 2004, BMR waived $1,249 of its advisory fee.

   For the year ended December 31, 2004, EVM reimbursed the Portfolio $9,118 for a net loss realized, in addition to realizing a net gain of $5,276, on the disposal of investments which did not meet the Portfolio's investment guidelines.

3  INVESTMENT TRANSACTIONS

   Purchases and sales of investments, other than short-term obligations, aggregated $71,160,830 and $71,888,731, respectively, for the year ended December 31, 2004.

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2004, as computed on a federal income tax basis, were as follows:

   AGGREGATE COST                            $   23,689,107
   --------------------------------------------------------
   Gross unrealized appreciation             $    5,360,156
   Gross unrealized depreciation                   (174,768)
   --------------------------------------------------------
   NET UNREALIZED APPRECIATION               $    5,185,388
   --------------------------------------------------------

   The net unrealized depreciation of foreign currency at December 31, 2004 was $4.

5  LINE OF CREDIT

   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2004.

SMALL-CAP GROWTH PORTFOLIO as of December 31, 2004
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE TRUSTEES AND INVESTORS OF SMALL-CAP GROWTH PORTFOLIO

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Small-Cap Growth Portfolio (the "Portfolio") at December 31, 2004, and the results of its operations, the changes in its net assets and the supplementary data for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 18, 2005

EATON VANCE SMALL-CAP GROWTH FUND
MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Special Investment Trust (the Trust) and Small-Cap Growth Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is the Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corporation, "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, "EVD" refers to Eaton Vance Distributors, Inc. and "Fox" refers to Fox Asset Management LLC. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM. Fox is a majority owned subsidiary of EVC.

                           POSITION(S)      TERM OF                                      NUMBER OF PORTFOLIOS
                            WITH THE       OFFICE AND                                      IN FUND COMPLEX
        NAME AND            TRUST AND      LENGTH OF        PRINCIPAL OCCUPATION(S)          OVERSEEN BY       OTHER DIRECTORSHIPS
     DATE OF BIRTH        THE PORTFOLIO     SERVICE          DURING PAST FIVE YEARS           TRUSTEE(1)               HELD
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE

James B. Hawkes              Trustee     Trustee of the  Chairman, President and Chief          195              Director of EVC
11/9/41                                    Trust since   Executive Officer of BMR, EVC,
                                          1989; of the   EVM and EV; Director of
                                           Portfolio     EV; Vice President and Director
                                           since 2000    of EVD. Trustee and/or officer
                                                         of 194 registered investment
                                                         companies in the Eaton Vance
                                                         Fund Complex. Mr.Hawkes is an
                                                         interested person because of
                                                         his positions with BMR, EVM,
                                                         EVC and EV, which are
                                                         affiliates of the Fund and the
                                                         Portfolio.

NONINTERESTED TRUSTEE(S)

Samuel L. Hayes, III       Chairman of   Trustee of the  Jacob H. Schiff Professor of           195           Director of Tiffany &
2/23/35                     the Board     Trust since    Investment Banking Emeritus,                           Co. (specialty
                           and Trustee      1989 and     Harvard University Graduate                            retailer) and of
                                        Chairman of the  School of Business                                       Telect, Inc.
                                          Board since    Administration.                                       (telecommunication
                                          2005; of the                                                          services company)
                                           Portfolio
                                           since 2000

William H. Park              Trustee       Since 2003    President and Chief Executive          195                    None
9/19/47                                                  Officer, Prizm Capital
                                                         Management, LLC (investment
                                                         management firm) (since 2002).
                                                         Executive Vice President and
                                                         Chief Financial Officer, United
                                                         Asset Management Corporation (a
                                                         holding company owning
                                                         institutional investment
                                                         management firms) (1982-2001).

Ronald A. Pearlman           Trustee       Since 2003    Professor of Law, Georgetown           195                    None
7/10/40                                                  University Law Center
                                                         (since 1999). Tax Partner,
                                                         Covington & Burling,
                                                         Washington, DC (1991-2000).

Norton H. Reamer             Trustee     Trustee of the  President, Chief Executive             195                    None
9/21/35                                   Trust since    Officer and a Director of and
                                          1989 and the     the Asset Management Finance
                                           Portfolio     Corp. (a specialty finance
                                           since 2000    company serving the investment
                                                         management industry) (since
                                                         October 2003). President,
                                                         Unicorn Corporation (an
                                                         investment and financial
                                                         advisory services company)
                                                         (since September 2000).
                                                         Formerly, Chairman and Chief
                                                         Operating Officer, Hellman,
                                                         Jordan Management Co., Inc. (an
                                                         investment management company)
                                                         (2000-2003). Formerly, Advisory
                                                         Director of Berkshire Capital
                                                         Corporation (investment banking
                                                         firm) (2002-2003). Formerly
                                                         Chairman of the Board, United
                                                         Asset Management Corporation (a
                                                         holding company owning
                                                         institutional investment
                                                         management firms) and Chairman,
                                                         President and Director, UAM
                                                         Funds (mutual funds)
                                                         (1980-2000).

Lynn A. Stout                Trustee     Trustee of the  Professor of Law, University           195                    None
9/14/57                                   Trust since    of California at Los Angeles
                                          1998; of the   School of Law (since
                                           Portfolio     July 2001). Formerly,
                                           since 2000    Professor of Law, Georgetown
                                                         University Law Center

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                              POSITION(S)                TERM OF
                                WITH THE                OFFICE AND
       NAME AND                TRUST AND                LENGTH OF                            PRINCIPAL OCCUPATION(S)
    DATE OF BIRTH            THE PORTFOLIO               SERVICE                             DURING PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------------
Thomas E. Faust Jr.         President of the            Since 2002           Executive Vice President of EVM, BMR, EVC, and EV;
5/31/58                          Trust                                       Chief Investment Officer of EVM and BMR and Director
                                                                             of EVC. Chief Executive Officer of Belair Capital
                                                                             Fund LLC, Belcrest Capital Fund LLC, Belmar Capital
                                                                             Fund LLC, Belport Capital Fund LLC and Belrose
                                                                             Capital Fund LLC (private investment companies
                                                                             sponsored by EVM). Officer of 59 registered investment
                                                                             companies managed by EVM or BMR.

Duke E. Laflamme           Vice President of            Since 2001           Vice President of EVM and BMR. Officer of 11
7/8/69                         the Trust                                     registered investment companies managed by EVM or BMR.

Thomas H. Luster           Vice President of            Since 2002           Vice President of EVM and BMR. Officer of 16
4/8/62                         the Trust                                     registered investment companies managed by EVM and BMR.

George C. Pierides         Vice President of            Since 2004           Senior Managing Director of Fox. Officer of 12
12/26/57                       the Trust                                     registered investment companies managed by EVM or BMR.

Duncan W. Richardson        President of the            Since 2002           Senior Vice President and Chief Equity Investment
10/26/57                       Portfolio                                     Officer of EVM and BMR. Officer of 46 registered
                                                                             investment companies managed by EVM or BMR.

Toni Y. Shimura            Vice President of            Since 2003           Vice President of EVM and BMR. Previously, Senior Vice
2/3/52                       the Portfolio                                   President and Portfolio Manager with Massachusetts
                                                                             Financial Services Company (1993-2002). Officer of
                                                                             3 registered investment companies managed by EVM or
                                                                             BMR.

William J. Austin, Jr.      Treaurer of the           Since 2002(2)          Vice President of EVM and BMR. Officer of 53 registered
12/27/51                       Portfolio                                     investment companies managed by EVM or BMR.

Alan R. Dynner                 Secretary          Secretary of the Trust     Vice President, Secretary and Chief Legal Officer of
10/10/40                                            since 1997; of the       BMR, EVM, EVD, EV and EVC. Officer of 195 registered
                                                        Portfolio            investment companies managed by EVM or BMR.
                                                       since 2000

James L. O'Connor          Treasurer of Trust           Since 1989           Vice President of BMR, EVM and EVD. Officer of
4/1/45                                                                       117 registered investment companies managed by EVM or
                                                                             BMR.

Paul M. O'Neil              Chief Compliance            Since 2004           Vice President of EVM and BMR. Officer of
7/11/53                         Officer                                      195 registered investment companies managed by EVM or
                                                                             BMR.

(1) Includes both master and feeder funds in a master-feeder structure.

(2) Prior to 2002, Mr. Austin served as Assistant Treasurer of the Portfolio since 2000.

The SAI for the Fund includes additional information about the Trustee and officers of the Fund and the Portfolio and can be obtained without charge calling 1-800-225-6265.

                INVESTMENT ADVISER OF SMALL-CAP GROWTH PORTFOLIO
                         BOSTON MANAGEMENT AND RESEARCH
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

               ADMINISTRATOR OF EATON VANCE SMALL-CAP GROWTH FUND
                             EATON VANCE MANAGEMENT
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

                              PRINCIPAL UNDERWRITER
                         EATON VANCE DISTRIBUTORS, INC.
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109
                                 (617) 482-8260

                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 CLARENDON STREET
                                BOSTON, MA 02116

                                 TRANSFER AGENT
                                    PFPC INC.
                             ATTN: EATON VANCE FUNDS
                                  P.O. BOX 9653
                            PROVIDENCE, RI 02940-9653
                                 (800) 262-1122

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                           PRICEWATERHOUSECOOPERS LLP
                                 125 HIGH STREET
                                BOSTON, MA 02110


                        EATON VANCE SMALL-CAP GROWTH FUND
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

   THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. BEFORE
      INVESTING, INVESTORS SHOULD CONSIDER CAREFULLY THE FUND'S INVESTMENT OBJECTIVE(S), RISKS, AND CHARGES AND EXPENSES. THE FUND'S CURRENT PROSPECTUS
CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND AND IS AVAILABLE THROUGH YOUR
  FINANCIAL ADVISOR. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR
         SEND MONEY. FOR FURTHER INFORMATION PLEASE CALL 1-800-225-6265.

164-2/05                                                                  SCGSRC

[EV LOGO]

[GRAPHIC IMAGE]

ANNUAL REPORT DECEMBER 31, 2004

[GRAPHIC IMAGE]

EATON VANCE SMALL-CAP VALUE FUND

[GRAPHIC IMAGE]

                      IMPORTANT NOTICES REGARDING PRIVACY,
                       DELIVERY OF SHAREHOLDER DOCUMENTS,
                       PORTFOLIO HOLDINGS AND PROXY VOTING

PRIVACY. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

  - Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

  - None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

  - Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

  - We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

      For more information about Eaton Vance's Privacy Policy, please call
                                 1-800-262-1122.

DELIVERY OF SHAREHOLDER DOCUMENTS. The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

PORTFOLIO HOLDINGS. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

PROXY VOTING. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to Portfolio securities during the 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

EATON VANCE SMALL-CAP VALUE FUND as of December 31, 2004
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

[PHOTO OF GEORGE PIERIDES]
George Pierides
Portfolio Manager

THE FUND

- The Fund's Class A shares had a total return of 18.33% during the year ended December 31, 2004.(1) This return resulted from an increase in net asset value
  (NAV) per share to $14.24 on December 31, 2004 from $12.05 on December 31, 2003 and the reinvestment of $0.0155 in capital gains distributions.

- The Fund's Class B shares had a total return of 17.37% during the year ended December 31, 2004.(1) This return resulted from an increase in NAV per share to $14.43 on December 31, 2004 from $12.31 on December 31, 2003 and the reinvestment of $0.0155 in capital gains distributions.

- The Fund's Class C shares had a total return of 17.41% during the year ended December 31, 2004.(1) This return resulted from an increase in NAV per share to $14.40 on December 31, 2004 from $12.28 on December 31, 2003 and the reinvestment of $0.0155 in capital gains distributions.

- In comparison, the S&P SmallCap 600 Index (the S&P 600) had a total return of 22.65% for the year ended December 31, 2004.(2) Small-cap stocks outperformed large-cap stocks during the year, with value stocks outpacing the growth stock universe.

MANAGEMENT DISCUSSION

- During the year ended December 31, 2004, Small-Cap Value Fund continued to focus on small-cap companies that management believed to be undervalued relative to the overall stock market. In addition to relative stock valuations, management considers companies' earnings and cash flow capabilities, product appeal, the strength of their business franchises and the quality of their management.

- The U.S. continued to gain strength in 2004, with various segments of the economy growing at different rates. In that climate, the Fund maintained a diversified mix of stocks that included economy-sensitive areas and defensive industries alike. The Fund's largest industry weightings at December 31, 2004 were energy, medical services and supplies, industrial products, transportation and restaurants.

- Energy stocks were strong performers for the Fund. The group was lifted by the increase in crude oil and natural gas prices during the year. Concerns over supply from the Middle East - and briefly from the hurricane-ravaged Gulf Coast - as well as strong worldwide demand pushed oil prices to record-high levels. That trend benefited some of the Fund's investments in the exploration and production area.

- Chemical manufacturers also performed well for the Fund. As producers of products used in industrial processes, commodity chemical makers are leveraged to a revival in manufacturing activity. Construction and engineering companies also fared well, responding to improving prospects within the commercial, industrial and infrastructure construction markets. Finally, despite concerns over rising fuel costs, trucking companies fared well, benefiting from strong volume growth and industry consolidation.

- The Fund remained underweighted in the health care and drug industries, which lagged the overall market. However, in a related area, management continued to favor selected medical services and supply companies. Some companies have successfully identified growing market niches with innovative products and services and have posted impressive earnings growth during the period.

- Management pared the Fund's exposure to computer and communications companies
  - especially in the semiconductor industry - which were among the Fund's less stellar performers. Chip makers have seen weaker demand from networking and telecom customers, a trend that has resulted in earnings shortfalls and a weaker pricing climate. Also, some makers of industrial products fared poorly, hard-hit by rising steel prices, a key component of their products.

- The Fund underperformed somewhat during the year ended December 31, 2004 relative to its benchmark, the S&P 600.(2) That shortfall was due primarily to an underweighting in the financial industry. Surprisingly, financial stocks fared well, even in the face of rising interest rates and a flattening of the yield curve - a narrower yield differential between short- and long-term rates. Historically, these trends have hurt smaller banks and financial companies, who suffer from a narrowing of net interest margins - the difference between the cost of money and lending rates.

THE VIEWS EXPRESSED THROUGHOUT THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGER AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND THE INVESTMENT ADVISOR DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

(1) THESE RETURNS DO NOT INCLUDE THE 5.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B AND CLASS C SHARES. IF THE SALES CHARGE WAS DEDUCTED, THE PERFORMANCE WOULD BE LOWER. (2) IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. THE INDEX'S TOTAL RETURN DOES NOT REFLECT COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL
AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE OR OFFERING PRICE (AS APPLICABLE) WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN. FUND PERFORMANCE DURING CERTAIN PERIODS REFLECTS THE STRONG STOCK MARKET PERFORMANCE AND/OR THE STRONG PERFORMANCE OF STOCKS HELD DURING THOSE PERIODS. THIS PERFORMANCE IS NOT TYPICAL AND MAY NOT BE REPEATED. FOR PERFORMANCE AS OF THE MOST RECENT MONTH END, PLEASE REFER TO www.eatonvance.com.

EATON VANCE SMALL-CAP VALUE FUND as of December 31, 2004
FUND PERFORMANCE

The line graph and table set forth below provide information about the Fund's performance. The line graph compares the performance of Class A of the Fund with that of the S&P SmallCap 600 Index, a broad-based, unmanaged market index of both growth and value small-capitalization stocks. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class A of the Fund and the S&P SmallCap 600 Index. Class A total returns are presented at net asset value and maximum public offering price. The table includes the total returns of each Class of the Fund at net asset value and public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

PERFORMANCE(1)                         CLASS A         CLASS B         CLASS C
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
One year                                18.33%          17.37%          17.41%
Life of Fund+                           15.18           15.93           15.76

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One year                                11.48%          12.37%          16.41%
Life of Fund+                           12.50           14.63           15.76

+    Inception dates: Class A: 6/28/02; Class B: 7/9/02; Class C: 7/3/02

(1) AVERAGE ANNUAL TOTAL RETURNS DO NOT INCLUDE THE 5.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE
     (CDSC) FOR CLASS B OR CLASS C SHARES. IF THE SALES CHARGE WAS DEDUCTED, THE PERFORMANCE WOULD BE LOWER. SEC AVERAGE ANNUAL TOTAL RETURNS FOR CLASS A SHARES REFLECT THE MAXIMUM 5.75% SALES CHARGE. SEC RETURNS FOR CLASS B SHARES REFLECT THE APPLICABLE CDSC BASED ON THE FOLLOWING SCHEDULE: 5% - 1ST AND 2ND YEARS; 4% - 3RD YEAR; 3% - 4TH YEAR; 2% - 5TH YEAR; 1% - 6TH YEAR. SEC 1-YEAR RETURN FOR CLASS C SHARES REFLECTS A 1% CDSC.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE OR OFFERING PRICE (AS APPLICABLE) WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN. FUND PERFORMANCE DURING CERTAIN PERIODS REFLECTS THE STRONG STOCK MARKET PERFORMANCE AND/OR THE STRONG PERFORMANCE OF STOCKS HELD DURING THOSE PERIODS. THIS PERFORMANCE IS NOT TYPICAL AND MAY NOT BE REPEATED. FOR PERFORMANCE AS OF THE MOST RECENT MONTH END, PLEASE REFER TO www.eatonvance.com.

INDUSTRY WEIGHTINGS(2)

By Net Assets

Energy                         11.4%
Medical Services/Supplies       9.5
Industrial Products             8.4
Transportation                  6.4
Restaurant                      6.1
Household Products              5.6
Insurance                       5.1
Retailing                       4.9
Chemical                        4.7
Construction/Engineering        3.6
Packaging                       3.3
Toys                            3.1
Electronics                     3.0
Electrical Equipment            2.8
Auto and Auto Parts             2.8
Cement                          2.5
Computer/Communications         2.0
Food Wholesalers/Retailers      1.9
Drugs                           1.9
REITS                           1.1

(2) As a percentage of net assets of December 31, 2004. Industry Weightings subject to change due to active management.

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE SMALL-CAP VALUE FUND CLASS A VS. THE STANDARD & POOR'S SMALLCAP 600 INDEX*

June 30, 2002 - December 31, 2004

                   EATON VANCE      FUND, INCLUDING          S&P
                 SMALL-CAP VALLUE    MAXIMUM SALES         SMALLCAP
  DATE             FUND CLASS A         CHARGE               600
-------------------------------------------------------------------------
 6/30/2002            10,000             9,425              10,000
 7/31/2002             9,060             8,539               8,588
 8/31/2002             9,200             8,671               8,669
 9/30/2002             8,780             8,275               8,139
10/31/2002             8,890             8,379               8,399
11/30/2002             9,320             8,784               8,837
12/31/2002             9,080             8,558               8,538
 1/31/2003             8,650             8,153               8,245
 2/28/2003             8,640             8,143               7,981
 3/31/2003             8,830             8,322               8,044
 4/30/2003             9,390             8,850               8,697
 5/31/2003             9,910             9,340               9,398
 6/30/2003            10,060             9,482               9,642
 7/31/2003            10,500             9,896              10,143
 8/31/2003            10,950            10,320              10,637
 9/30/2003            10,760            10,141              10,325
10/31/2003            11,460            10,801              11,220
11/30/2003            11,830            11,150              11,644
12/31/2003            12,050            11,357              11,850
 1/31/2004            12,130            11,433              12,191
 2/29/2004            12,300            11,593              12,426
 3/31/2004            12,316            11,608              12,588
 4/30/2004            12,116            11,419              12,170
 5/31/2004            12,196            11,495              12,357
 6/30/2004            12,937            12,193              13,041
 7/31/2004            12,486            11,768              12,327
 8/31/2004            12,516            11,797              12,218
 9/30/2004            12,907            12,165              12,862
10/31/2004            13,067            12,316              13,102
11/30/2004            13,948            13,146              14,222
12/31/2004            14,258            13,439              14,534

*    SOURCES: THOMSON FINANCIAL. CLASS A OF THE FUND COMMENCED OPERATIONS ON
     6/28/02.

     A $10,000 HYPOTHETICAL INVESTMENT AT NET ASSET VALUE IN THE FUND'S CLASS B AND CLASS C SHARES OVER THE SAME PERIOD WOULD HAVE BEEN VALUED AT $14,448 AND $14,418, RESPECTIVELY. THE INVESTMENT IN CLASS B SHARES WOULD HAVE BEEN VALUED AT $14,048 AFTER THE DEDUCTION OF THE APPLICABLE CDSC. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. THE INDEX'S TOTAL RETURN DOES NOT REFLECT COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX.

EATON VANCE SMALL-CAP VALUE FUND as of December 31, 2004
FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 - December 31, 2004).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                        EATON VANCE SMALL-CAP VALUE FUND

                                   BEGINNING ACCOUNT VALUE     ENDING ACCOUNT VALUE     EXPENSES PAID DURING PERIOD*
                                          (7/1/04)                   (12/31/04)               (7/1/04-12/31/04)
        -------------------------------------------------------------------------------------------------------------
        Actual
        Class A                         $  1,000.00                 $  1,102.16                   $   9.25
        Class B                         $  1,000.00                 $  1,097.34                   $  13.18
        Class C                         $  1,000.00                 $  1,097.57                   $  13.18

        Hypothetical
        (5% return per year before
        expenses)
        Class A                         $  1,000.00                 $  1,016.30                   $   8.87
        Class B                         $  1,000.00                 $  1,012.60                   $  12.65
        Class C                         $  1,000.00                 $  1,012.60                   $  12.65

        * Expenses are equal to the Fund's annualized expense ratio of 1.75% for Class A shares, 2.50% for Class B shares and 2.50% for Class C shares multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2004.

EATON VANCE SMALL-CAP VALUE FUND as of December 31, 2004

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 90.1%

SECURITY                                                SHARES         VALUE
--------------------------------------------------------------------------------
AUTO AND PARTS -- 2.8%

BorgWarner, Inc.                                            7,800   $    422,526
--------------------------------------------------------------------------------
                                                                    $    422,526
--------------------------------------------------------------------------------

CEMENT -- 2.5%

Lafarge North America, Inc.                                 7,200   $    369,504
--------------------------------------------------------------------------------
                                                                    $    369,504
--------------------------------------------------------------------------------
CHEMICAL -- 4.7%

Georgia Gulf Corp.                                          5,400   $    268,920
RPM, Inc.                                                  22,400        440,384
--------------------------------------------------------------------------------
                                                                    $    709,304
--------------------------------------------------------------------------------

COMPUTER / COMMUNICATIONS RELATED -- 2.0%

International Rectifier Corp.(1)                            6,600   $    294,162
--------------------------------------------------------------------------------
                                                                    $    294,162
--------------------------------------------------------------------------------

CONSTRUCTION / ENGINEERING -- 3.6%

Granite Construction, Inc.                                 11,000   $    292,600
Insituform Technologies, Inc.(1)                           11,000        249,370
--------------------------------------------------------------------------------
                                                                    $    541,970
--------------------------------------------------------------------------------

DRUGS -- 1.9%

Par Pharmaceutical Corp., Inc.(1)                           6,800   $    281,384
--------------------------------------------------------------------------------
                                                                    $    281,384
--------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT -- 2.8%

Belden, Inc.                                               18,200   $    422,240
--------------------------------------------------------------------------------
                                                                    $    422,240
--------------------------------------------------------------------------------

ELECTRONICS -- 3.0%

Bel Fuse, Inc. Class B                                      9,100   $    307,489
Technitrol, Inc.(1)                                         8,000        145,600
--------------------------------------------------------------------------------
                                                                    $    453,089
--------------------------------------------------------------------------------

ENERGY -- 11.4%

Newfield Exploration Co.(1)                                 7,300   $    431,065
Piedmont Natural Gas Co., Inc.                             17,000        395,080
Questar Corp.                                               8,000        407,680
Spinnaker Exploration Co.(1)                               10,000        350,700
XTO Energy, Inc.                                            3,800   $    134,444
--------------------------------------------------------------------------------
                                                                    $  1,718,969
--------------------------------------------------------------------------------

FOOD WHOLESALERS / RETAILERS -- 1.9%

Performance Food Group Co.(1)                               5,500   $    148,005
SUPERVALU, Inc.                                             3,800        131,176
--------------------------------------------------------------------------------
                                                                    $    279,181
--------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS -- 5.6%

Church & Dwight Co., Inc.                                  18,000   $    605,160
Libbey, Inc.                                               11,000        244,310
--------------------------------------------------------------------------------
                                                                    $    849,470
--------------------------------------------------------------------------------

INDUSTRIAL PRODUCTS -- 8.4%

A.O. Smith Corp.                                           12,500   $    374,250
Albany International Corp.                                  8,500        298,860
CLARCOR, Inc.                                               2,200        120,494
Teleflex, Inc.                                              9,000        467,460
--------------------------------------------------------------------------------
                                                                    $  1,261,064
--------------------------------------------------------------------------------

INSURANCE -- 5.1%

Protective Life Corp.                                      10,700   $    456,783
Scottish Re Group Ltd.                                     12,000        310,800
--------------------------------------------------------------------------------
                                                                    $    767,583
--------------------------------------------------------------------------------

MEDICAL SERVICES / SUPPLIES -- 9.5%

CONMED Corp.(1)                                            11,000   $    312,620
DENTSPLY International, Inc.                                1,400         78,680
Mentor Corp.                                                8,500        286,790
MIM Corp.(1)                                               14,600         92,710
Owens & Minor, Inc.                                         7,300        205,641
PolyMedica Corp.                                            9,000        335,610
West Pharmaceutical Services, Inc.                          5,000        125,150
--------------------------------------------------------------------------------
                                                                    $  1,437,201
--------------------------------------------------------------------------------

PACKAGING -- 3.3%

AptarGroup, Inc.                                            9,500   $    501,410
--------------------------------------------------------------------------------
                                                                    $    501,410
--------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                                SHARES         VALUE
--------------------------------------------------------------------------------
REITS -- 1.1%
Mack-Cali Realty Corp.                                      3,600   $    165,708
--------------------------------------------------------------------------------
                                                                    $    165,708
--------------------------------------------------------------------------------

RESTAURANT -- 6.1%

Applebee's International, Inc.                              2,700   $     71,415
CBRL Group, Inc.                                           11,200        468,720
Landry's Restaurants, Inc.                                  7,700        223,762
Outback Steakhouse, Inc.                                    3,400        155,652
--------------------------------------------------------------------------------
                                                                    $    919,549
--------------------------------------------------------------------------------

RETAILING -- 4.9%

BJ's Wholesale Club, Inc.(1)                                9,700   $    282,561
Claire's Stores, Inc.                                      14,500        308,125
ShopKo Stores, Inc.(1)                                      7,500        140,100
--------------------------------------------------------------------------------
                                                                    $    730,786
--------------------------------------------------------------------------------

TOYS -- 3.1%

JAKKS Pacific, Inc.(1)                                     10,100   $    223,311
RC2 Corp.(1)                                                7,700        251,020
--------------------------------------------------------------------------------
                                                                    $    474,331
--------------------------------------------------------------------------------

TRANSPORTATION -- 6.4%

Arkansas Best Corp.                                        14,000   $    628,460
Yellow Roadway Corp.(1)                                     6,100        339,831
--------------------------------------------------------------------------------
                                                                    $    968,291
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
   (IDENTIFIED COST $10,166,564)                                    $ 13,567,722
--------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 90.1%
   (IDENTIFIED COST $10,166,564)                                    $ 13,567,722
--------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 9.9%                              $  1,488,162
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                $ 15,055,884
--------------------------------------------------------------------------------

(1)  Non-income producing security.

                        See notes to financial statements

EATON VANCE SMALL-CAP VALUE FUND as of December 31, 2004

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2004

ASSETS

Investments, at value (identified cost, $10,166,564)                 $   13,567,722
Cash                                                                      1,475,090
Receivable for Fund shares sold                                              34,643
Receivable from the Administrator                                            81,111
Dividends and interest receivable                                            12,222
-----------------------------------------------------------------------------------
TOTAL ASSETS                                                         $   15,170,788
-----------------------------------------------------------------------------------

LIABILITIES

Payable for Fund shares redeemed                                     $       86,494
Payable to affiliate for Trustees' fees                                       1,794
Payable to affiliate for distribution and service fees                          782
Accrued expenses                                                             25,834
-----------------------------------------------------------------------------------
TOTAL LIABILITIES                                                    $      114,904
-----------------------------------------------------------------------------------
NET ASSETS                                                           $   15,055,884
-----------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Paid-in capital                                                      $   11,741,653
Accumulated net realized loss (computed on the basis of identified
 cost)                                                                      (78,676)
Net unrealized appreciation (computed on the basis of identified
 cost)                                                                    3,392,907
-----------------------------------------------------------------------------------
TOTAL                                                                $   15,055,884
-----------------------------------------------------------------------------------

CLASS A SHARES

NET ASSETS                                                           $    7,635,104
SHARES OUTSTANDING                                                          536,296
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding) $        14.24
MAXIMUM OFFERING PRICE PER SHARE
   (100 DIVIDED BY 94.25 of $14.24)                                  $        15.11

CLASS B SHARES

NET ASSETS                                                           $    3,390,948
SHARES OUTSTANDING                                                          234,952
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding) $        14.43

CLASS C SHARES

NET ASSETS                                                           $    4,029,832
SHARES OUTSTANDING                                                          279,885
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding) $        14.40

On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 2004
INVESTMENT INCOME

Dividends                                                            $       88,296
Interest                                                                      7,132
Dividends allocated from Portfolio                                           33,070
Interest allocated from Portfolio                                               790
Expenses allocated from Portfolio                                           (36,254)
-----------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                              $       93,034
-----------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                               $       79,996
Administration fee                                                           16,430
Trustees' fees and expenses                                                     102
Distribution and service fees
   Class A                                                                   14,197
   Class B                                                                   23,169
   Class C                                                                   29,574
Registration fees                                                            40,994
Legal and accounting services                                                24,814
Custodian fee                                                                17,338
Transfer and dividend disbursing agent fees                                  16,890
Printing and postage                                                          7,600
Miscellaneous                                                                 5,840
-----------------------------------------------------------------------------------
TOTAL EXPENSES                                                       $      276,944
-----------------------------------------------------------------------------------

Deduct --
   Reduction of custodian fee                                        $           11
   Allocation of expenses to the Administrator                               81,111
-----------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                             $       81,122
-----------------------------------------------------------------------------------

NET EXPENSES                                                         $      195,822
-----------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                  $     (102,788)
-----------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)                   $     (122,798)
   Investment transactions from Portfolio (identified cost basis)            46,296
-----------------------------------------------------------------------------------
NET REALIZED LOSS                                                    $      (76,502)
-----------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                               $    2,223,850
   Investments from Portfolio (identified cost basis)                        (3,175)
-----------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                 $    2,220,675
-----------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                     $    2,144,173
-----------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                           $    2,041,385
-----------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                                  YEAR ENDED           YEAR ENDED
IN NET ASSETS                                        DECEMBER 31, 2004    DECEMBER 31, 2003
-------------------------------------------------------------------------------------------
From operations --
   Net investment loss                               $        (102,788)   $         (34,324)
   Net realized gain (loss)
      from investment transactions                             (76,502)              31,126
   Net change in unrealized appreciation
      (depreciation) from investments                        2,220,675            1,166,232
-------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS           $       2,041,385    $       1,163,034
-------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net realized gain
      Class A                                        $          (6,012)   $              --
      Class B                                                   (2,467)                  --
      Class C                                                   (3,053)                  --
-------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                  $         (11,532)   $              --
-------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                                        $       4,878,438    $       2,715,996
      Class B                                                1,961,243            1,234,770
      Class C                                                2,368,989            1,680,739
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                                    3,062                   --
      Class B                                                    1,928                   --
      Class C                                                    2,991                   --
   Cost of shares redeemed
      Class A                                               (2,394,222)          (1,103,902)
      Class B                                                 (519,783)            (155,761)
      Class C                                                 (750,575)            (148,819)
   Net asset value of shares exchanged
      Class A                                                   18,044                   --
      Class B                                                  (18,044)                  --
-------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS                           $       5,552,071    $       4,223,023
-------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                           $       7,581,924    $       5,386,057
-------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                 $       7,473,960    $       2,087,903
-------------------------------------------------------------------------------------------
AT END OF YEAR                                       $      15,055,884    $       7,473,960
-------------------------------------------------------------------------------------------

                        See notes to financial statements

FINANCIAL HIGHLIGHTS

                                                                                               CLASS A
                                                                         ------------------------------------------------
                                                                                       YEAR ENDED DECEMBER 31,
                                                                         ------------------------------------------------
                                                                             2004(1)          2003(1)        2002(1)(2)
-------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                                     $       12.050   $        9.080   $       10.000
-------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
-------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                      $       (0.073)  $       (0.063)  $       (0.023)
Net realized and unrealized gain (loss)                                           2.279            3.033           (0.897)(3)
-------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                                      $        2.206   $        2.970   $       (0.920)
-------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net realized gain                                                   $       (0.016)  $           --   $           --
-------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                      $       (0.016)  $           --   $           --
-------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                                           $       14.240   $       12.050   $        9.080
-------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(4)                                                                   18.33%           32.71%           (9.20)%
-------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA+

Net assets, end of year (000's omitted)                                  $        7,635   $        4,047   $        1,742
Ratios (As a percentage of average daily net assets):
   Net expenses(5)                                                                 1.75%            1.75%            1.75%(6)
   Net investment loss                                                            (0.58)%          (0.60)%          (0.51)%(6)
Portfolio Turnover of the Portfolio(7)                                                1%              24%               2%
Portfolio Turnover of the Fund                                                        5%              --               --
-------------------------------------------------------------------------------------------------------------------------
+  The operating expense of the Portfolio and the Fund reflect an allocation of expenses to the Investment Adviser and/or
   Administrator. Had such actions not been taken the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of average daily net assets):
   Expenses(5)                                                                     2.49%            4.78%           37.05%(6)
   Net investment loss                                                            (1.32)%          (3.63)%         (35.81)%(6)
Net investment loss per share                                            $       (0.166)  $       (0.381)  $       (1.615)
-------------------------------------------------------------------------------------------------------------------------

(1) Net investment loss per share was computed using average shares outstanding.
(2) For the period from the start of business, June 28, 2002, to December 31, 2002.
(3) The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of fund shares and the amount of the per share realized and unrealized gain and losses at such time.
(4) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(5)  Includes the Fund's shares of the Portfolio's expenses.
(6)  Annualized.
(7) Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

                        See notes to financial statements

                                                                                               CLASS B
                                                                         ------------------------------------------------
                                                                                       YEAR ENDED DECEMBER 31,
                                                                         ------------------------------------------------
                                                                             2004(1)          2003(1)        2002(1)(2)
-------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                                     $       12.310   $        9.340   $       10.000
-------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
-------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                      $       (0.172)  $       (0.149)  $       (0.058)
Net realized and unrealized gain (loss)                                           2.308            3.119           (0.602)(3)
-------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                                      $        2.136   $        2.970   $       (0.660)
-------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net realized gain                                                   $       (0.016)  $           --   $           --
-------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                      $       (0.016)  $           --   $           --
-------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                                           $       14.430   $       12.310   $        9.340
-------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(4)                                                                   17.37%           31.80%           (6.60)%
-------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA+

Net assets, end of year (000's omitted)                                  $        3,391   $        1,554   $          255
Ratios (As a percentage of average daily net assets):
   Net expenses(5)                                                                 2.50%            2.50%            2.50%(6)
   Net investment loss                                                            (1.33)%          (1.37)%          (1.30)%(6)
Portfolio Turnover of the Portfolio(7)                                                1%              24%               2%
Portfolio Turnover of the Fund                                                        5%              --               --
-------------------------------------------------------------------------------------------------------------------------
+  The operating expense of the Portfolio and the Fund reflect an allocation of expenses to the Investment Adviser and/or
   Administrator. Had such actions not been taken the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of average daily net assets):
   Expenses(5)                                                                     3.24%            5.53%           37.80%(6)
   Net investment loss                                                            (2.07)%          (4.40)%         (36.60)%(6)
Net investment loss per share                                            $       (0.267)  $       (0.479)  $       (1.633)
-------------------------------------------------------------------------------------------------------------------------

(1) Net investment loss per share was computed using average shares outstanding.
(2) For the period from the commencement of operations of Class B shares, July 9, 2002, to December 31, 2002.
(3) The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of fund shares and the amount of the per share realized and unrealized gain and losses at such time.
(4) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(5)  Includes the Fund's shares of the Portfolio's expenses.
(6)  Annualized.
(7) Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

                        See notes to financial statements

                                                                                               CLASS C
                                                                         ------------------------------------------------
                                                                                       YEAR ENDED DECEMBER 31,
                                                                         ------------------------------------------------
                                                                             2004(1)          2003(1)        2002(1)(2)
-------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                                     $       12.280   $        9.320   $       10.000
-------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
-------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                      $       (0.171)  $       (0.153)  $       (0.060)
Net realized and unrealized gain (loss)                                           2.307            3.113           (0.620)(3)
-------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                                      $        2.136   $        2.960   $       (0.680)
-------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net realized gain                                                   $       (0.016)  $           --   $           --
-------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                      $       (0.016)  $           --   $           --
-------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                                           $       14.400   $       12.280   $        9.320
-------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(4)                                                                   17.41%           31.76%           (6.80)%
-------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA+

Net assets, end of year (000's omitted)                                  $        4,030   $        1,873   $           91
Ratios (As a percentage of average daily net assets):
   Net expenses(5)                                                                 2.50%            2.50%            2.50%(6)
   Net investment loss                                                            (1.32)%          (1.38)%          (1.31)%(6)
Portfolio Turnover of the Portfolio(7)                                                1%              24%               2%
Portfolio Turnover of the Fund                                                        5%              --               --
-------------------------------------------------------------------------------------------------------------------------
+  The operating expense of the Portfolio and the Fund reflect an allocation of expenses to the Investment Adviser and/or
   Administrator. Had such actions not been taken the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of average daily net assets):
   Expenses(5)                                                                     3.24%            5.53%           37.80%(6)
   Net investment loss                                                            (2.06)%          (4.41)%         (36.61)%(6)
Net investment loss per share                                            $       (0.266)  $       (0.489)  $       (1.677)
-------------------------------------------------------------------------------------------------------------------------

(1) Net investment loss per share was computed using average shares outstanding.
(2) For the period from the commencement of operations of Class C shares, July 3, 2002, to December 31, 2002.
(3) The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of fund shares and the amount of the per share realized and unrealized gain and losses at such time.
(4) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(5)  Includes the Fund's shares of the Portfolio's expenses.
(6)  Annualized.
(7) Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

                        See notes to financial statements

EATON VANCE SMALL-CAP VALUE FUND as of December 31, 2004

NOTES TO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES

   Eaton Vance Small-Cap Value Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund seeks to achieve long-term total return by investing in a diversified portfolio of value stocks of small-cap companies. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 6). Class B shares held for eight years will automatically convert to Class A shares. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

   On April 30, 2004, the Fund received its prorata share of cash and securities from the Small-Cap Value Portfolio (the Portfolio) in a complete liquidation of its interest in the Portfolio. Subsequent to April 30, 2004, the Fund invests directly in securities rather than through the Portfolio and maintains the same investment objective.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. The daily valuation of foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Portfolio may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

   B INCOME -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

   C EXPENSES -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

   D FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders, each year, all of its net investment income, and any net realized capital gains.

   Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2004, the Fund, for federal income tax purposes had a capital loss carryover of $47,394, which will expire on December 31, 2012. This amount will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Additionally, at December 31, 2004, the Fund had a net capital loss of $28,817 attributable to security transactions incurred after October 31, 2004. This capital loss is treated as arising on the first day of the Fund's taxable year ending December 31, 2005.

   E FINANCIAL FUTURES CONTRACTS -- Upon entering a financial futures contract, the Fund is required to deposit either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Fund (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Fund. The Fund's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated Fund positions. Should prices move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

   F FOREIGN CURRENCY TRANSLATION -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

   G PUT OPTIONS -- Upon the purchase of a put option by the Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Fund will realize a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Fund exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

   H SECURITIES SOLD SHORT -- The Fund may sell a security short if it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short. Such transactions are done in anticipation of a decline in the market price of the securities or in order to hedge Fund positions. The Fund will generally borrow the security sold in order to make a delivery to the buyer. Upon executing the transaction, the Fund records the proceeds as deposits with brokers in the Statements of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked-to-market and the Fund is required to pay the lending broker any dividend or interest income earned while the short position is open. A gain or loss is recorded when the security is delivered to the broker. The Fund may recognize a loss on the transaction if the market value of the securities sold increases before the securities are delivered.

   I EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

   J USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   K INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

   L OTHER -- Investment transactions are accounted for on a trade-date basis. Dividends to shareholders are recorded on the ex-dividend date.

2  DISTRIBUTIONS TO SHAREHOLDERS

   It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income, if any, and at least one distribution annually of all or substantially all of its net realized capital gains, if any. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. Shareholders may reinvest all distributions in additional shares of the Fund at the net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

   The tax character of distributions paid for the year ended December 31, 2004 was as follows:

   DISTRIBUTIONS DECLARED FROM:

   Long-term capital gain                    $     11,532

   There were no distributions for the year ended December 31, 2003.

   During the year ended December 31, 2004, accumulated paid-in capital was decreased by $103,401, net investment loss was decreased by $102,788, and accumulated net realized loss was decreased by $613 primarily due to differences between book and tax accounting for investment transactions. This change had no effect on the net assets or the net asset value per share.

   As of December 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

   Capital loss carryforwards                $    (47,394)
   Unrealized appreciation                   $  3,390,442
   Other temporary differences               $    (28,817)

3  SHARES OF BENEFICIAL INTEREST

   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                    YEAR ENDED DECEMBER 31,
                                                    -----------------------
   CLASS A                                            2004          2003
   ------------------------------------------------------------------------
   Sales                                              390,458       258,544
   Issued to shareholders electing to receive
     payments of distributions in Fund shares             255            --
   Redemptions                                       (191,665)     (114,493)
   Exchange from Class B shares                         1,454            --
   ------------------------------------------------------------------------
   NET INCREASE                                       200,502       144,051
   ------------------------------------------------------------------------

                                                    YEAR ENDED DECEMBER 31,
                                                    -----------------------
   CLASS B                                            2004          2003
   ------------------------------------------------------------------------
   Sales                                              151,343       112,405
   Issued to shareholders electing to receive
     payments of distributions in Fund shares             157            --
   Redemptions                                        (41,350)      (13,498)
   Exchange to Class A shares                          (1,428)           --
   ------------------------------------------------------------------------
   NET INCREASE                                       108,722        98,907
   ------------------------------------------------------------------------

                                                    YEAR ENDED DECEMBER 31,
                                                    -----------------------
   CLASS C                                            2004          2003
   ------------------------------------------------------------------------
   Sales                                              185,416       155,684
   Issued to shareholders electing to receive
     payments of distributions in Fund shares             245            --
   Redemptions                                        (58,297)      (12,921)
   ------------------------------------------------------------------------
   NET INCREASE                                       127,364       142,763
   ------------------------------------------------------------------------

4  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. Under the advisory agreement, BMR receives a monthly advisory fee in the amount of 1.00% annually of average daily net assets of the Fund up to $500 million, and at reduced rates as daily net assets exceed that level. For the period from January 1, 2004 to April 30, 2004, the advisory fee allocated from the Portfolio amounted to $29,426. For the period from May 1, 2004 to December 31, 2004, the Fund's advisory fee amounted to $79,996. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Fund to Fox Asset Management LLC (Fox), a majority-owned subsidiary of EVM. BMR pays Fox a portion of the advisory fee for sub-advisory services provided to the Fund. The administration fee is earned by EVM as compensation for managing and administering the business affairs of the Fund. Under the administration agreement, EVM earns a fee in the amount of 0.15% per annum of average daily net assets of the Fund. For the year ended December 31, 2004, the administration fee amounted to $16,430. For the fiscal year ended December 31, 2004, the administrator has agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Expenses exceed 1.75% for Class A shares and 2.50% for Class B and Class C shares. Thereafter, the reimbursement may be changed or terminated at any time. Pursuant to this agreement, EVM was allocated $81,111 of the Fund's operating expenses for the year ended December 31, 2004.

   EVM serves as the sub-transfer agent of the Fund and receives an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the year ended December 31, 2004, EVM earned $2,243 in sub-transfer agent fees.

   Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $7,163 as its portion of the sales charge on sales of Class A shares for the year ended December 31, 2004.

   Except for Trustees of the Fund who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. Trustees of the Fund that are not affiliated with EVM or BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2004, no significant amounts have been deferred.

   Certain officers and Trustees of the Fund are officers of the above organizations.

5  DISTRIBUTION AND SERVICE PLANS

   The Fund has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan), pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A
   Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD, of each respective Class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective Class. The Fund paid or accrued $17,377 and $22,181 for Class B and Class C shares, respectively, to or payable to EVD for the year ended December 31, 2004, representing 0.75% of the average daily net assets for Class B and Class C shares, respectively. At December 31, 2004, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $62,000 and $149,000 for Class B and Class C shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts equal to 0.25% of the Fund's average daily net assets attributable to Class A, Class B and Class C shares for each fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees for the year ended December 31, 2004 amounted to $14,197, $5,792, and $7,393 for Class A, Class B and Class C shares, respectively.

6  CONTINGENT DEFERRED SALES CHARGE

   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. Class A shares may be subject to a 1% CDSC if redeemed within one year of purchase (depending upon the circumstances of purchase). The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year.

   Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase.

   No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC pertaining to Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class B and Class C Plans, respectively (see Note 5). CDSC assessed on Class B and Class C shares when no Uncovered Distribution Charges exist for the respective classes will be credited to the Fund. The Fund was informed that EVD received $6,000 and $1,000 of CDSC paid by shareholders for Class B shares and Class C shares, respectively, for the year ended December 31, 2004.

7  INVESTMENT TRANSACTIONS

   Purchases and sales of investments by the Portfolio, other than short-term obligations, aggregated $2,108,389 and $73,891, respectively, for the period from January 1, 2004 to April 30, 2004. Purchases and sales of investments by the Fund, other than short-term obligations, aggregated $3,135,482 and $519,405, respectively, for the period from May 1, 2004 to December 31, 2004.

8  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2004, as computed on a federal income tax basis, were as follows:

   AGGREGATE COST                                  $  10,169,029
   -------------------------------------------------------------
   Gross unrealized appreciation                   $   3,438,735
   Gross unrealized depreciation                         (40,042)
   -------------------------------------------------------------
   NET UNREALIZED APPRECIATION                     $   3,398,693
   -------------------------------------------------------------

9  FINANCIAL INSTRUMENTS

   The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Fund did not have any open obligations under these financial instruments at December 31, 2004.

10 LINE OF CREDIT

   The Fund participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Fund solely to facilitate the handling of unusual and/or unanticipated short term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Fund did not have any significant borrowings or allocated fees for the year ended December 31, 2004.

EATON VANCE SMALL-CAP VALUE FUND as of December 31, 2004

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE TRUSTEES OF EATON VANCE SPECIAL INVESTMENT TRUST AND SHAREHOLDERS OF EATON VANCE SMALL-CAP VALUE FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Eaton Vance Small-Cap Value Fund (the Fund) (one of the series of Eaton Vance Special Investment Trust) as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period from the start of business, June 28, 2002, to December 31, 2002. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Small-Cap Value Fund as of December 31, 2004, the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 18, 2005

EATON VANCE SMALL-CAP VALUE FUND as of December 31, 2004

FEDERAL TAX INFORMATION (Unaudited)

The Form 1099-DIV you receive in January 2005 will show the tax status of all distributions paid to your account in the calendar year 2004. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund.

EATON VANCE SMALL-CAP VALUE FUND

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Special Investment Trust (the Trust) are responsible for the overall management and supervision of the Trust's affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust as that term is defined under the 1940 Act. The business address of each Trustee and officer is the Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, "EVD" refers to Eaton Vance Distributors, Inc. and "Fox" refers to Fox Asset Management LLC. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter and a wholly-owned subsidiary of EVM. "Fox" refers to Fox Asset Management LLC. Fox is a majority owned subsidiary of EVC.

                                       TERM OF                                      NUMBER OF PORTFOLIOS
                      POSITION(S)     OFFICE AND                                       IN FUND COMPLEX
      NAME AND          WITH THE      LENGTH OF         PRINCIPAL OCCUPATION(S)          OVERSEEN BY
    DATE OF BIRTH        TRUST         SERVICE          DURING PAST FIVE YEARS           TRUSTEE(1)        OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE

James B. Hawkes         Trustee       Since 1989    Chairman, President and Chief            195                Director of EVC
11/9/41                                             Executive Officer of BMR, EVC,
                                                    EVM and EV; Director of EV;
                                                    Vice President and Director of
                                                    EVD. Trustee and/or officer of
                                                    195 registered investment
                                                    companies in the Eaton Vance
                                                    Fund Complex. Mr. Hawkes is an
                                                    interested person because of
                                                    his positions with BMR, EVM,
                                                    EVC and EV, which are
                                                    affiliates of the Fund.

NONINTERESTED TRUSTEE(S)

Samuel L. Hayes, III  Chairman of   Trustee since   Jacob H. Schiff Professor of             195           Director of Tiffany & Co.
2/23/35                the Board       1989 and     Investment Banking Emeritus,                           (specialty retailer) and
                      and Trustee  Chairman of the  Harvard University Graduate                                  Telect, Inc.
                                     Board since    School of Business                                        (telecommunication
                                        2005.       Administration.                                            services company)

William H. Park         Trustee       Since 2003    President and Chief Executive            195                     None
9/19/47                                             Officer, Prizm Capital
                                                    Management, LLC (investment
                                                    management firm) (since 2002).
                                                    Executive Vice President and
                                                    Chief Financial Officer,
                                                    United Asset Management
                                                    Corporation (a holding
                                                    company owning institutional
                                                    investment management firms)
                                                    (1982-2001).

Ronald A. Pearlman      Trustee       Since 2003    Professor of Law, Georgetown             195                     None
7/10/40                                             University Law Center (since
                                                    1999). Tax Partner, Covington
                                                    & Burling, Washington, DC
                                                    (1991-2000).

Norton H. Reamer        Trustee       Since 1989    President, Chief Executive               195                     None
9/21/35                                             Officer and a Director of
                                                    Asset Management Finance Corp.
                                                    (a specialty finance company
                                                    serving the investment
                                                    management industry) (since
                                                    October 2003). President,
                                                    Unicorn Corporation (an
                                                    investment and financial
                                                    advisory services company)
                                                    (since September 2000).
                                                    Formerly, Chairman and Chief
                                                    Operating Officer, Hellman,
                                                    Jordan Management Co., Inc.
                                                    (an investment management
                                                    company) (2000-2003).
                                                    Formerly, Advisory Director of
                                                    Berkshire Capital Corporation
                                                    (investment banking firm)
                                                    (2002-2003). Formerly Chairman
                                                    of the Board, United Asset
                                                    Management Corporation (a
                                                    holding company owning
                                                    institutional investment
                                                    management firms) and
                                                    Chairman, President and
                                                    Director, UAM Funds (mutual
                                                    funds) (1980-2000).

Lynn A. Stout           Trustee       Since 1998    Professor of Law, University             195                     None
9/14/57                                             of California at Los Angeles
                                                    School of Law (since July
                                                    2001). Formerly, Professor of
                                                    Law, Georgetown University Law
                                                    Center.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                                             TERM OF
                         POSITION(S)        OFFICE AND
  NAME AND                WITH THE           LENGTH OF                           PRINCIPAL OCCUPATION(S)
DATE OF BIRTH               TRUST            SERVICE                             DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------------------
Thomas E. Faust Jr.       President         Since 2002       Executive Vice President of EVM, BMR, EVC and EV; Chief
5/31/58                                                      Investment Officer of EVM and BMR and Director of EVC.
                                                             Chief Executive Officer of Belair Capital Fund LLC,
                                                             Belcrest Capital Fund LLC, Belmar Capital Fund LLC,
                                                             Belport Capital Fund LLC and Belrose Capital Fund LLC
                                                             (private investment companies sponsored by EVM).
                                                             Officer of 59 registered investment companies managed by
                                                             EVM or BMR.

Duke E. Laflamme       Vice President       Since 2001       Vice President of EVM and BMR. Officer of 11 registered
7/8/69                                                       investment companies managed by EVM or BMR.

Thomas H. Luster       Vice President       Since 2002       Vice President of EVM and BMR. Officer of 16 registered
4/8/62                                                       investment companies managed by EVM or BMR.

George C. Pierides     Vice President       Since 2004       Senior Managing Director of Fox. Officer of 12
12/26/57                                                     registered investment companies managed by EVM or BMR.

Alan R. Dynner           Secretary          Since 1997       Vice President, Secretary and Chief Legal Officer
10/10/40                                                     of BMR, EVM, EVD, EV and EVC. Officer of 195
                                                             registered investment companies managed by EVM or BMR.

James L. O'Connor        Treasurer          Since 1989       Vice President of BMR, EVM and EVD. Officer of 117 registered
4/1/45                                                       investment companies managed by EVM or BMR.

Paul M. O'Neil        Chief Compliance      Since 2004       Vice President of EVM and BMR. Officer of 195 registered
7/11/53                   Officer                            investment companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

The SAI for the Fund includes additional information about the Trustee and officers of the Fund and can be obtained without charge calling 1-800-225-6265.

                       This Page Intentionally Left Blank

             INVESTMENT ADVISER OF EATON VANCE SMALL-CAP VALUE FUND
                         BOSTON MANAGEMENT AND RESEARCH
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

                ADMINISTRATOR OF EATON VANCE SMALL-CAP VALUE FUND
                             EATON VANCE MANAGEMENT
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

                              PRINCIPAL UNDERWRITER
                         EATON VANCE DISTRIBUTORS, INC.
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109
                                 (617) 482-8260

                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 CLARENDON STREET
                                BOSTON, MA 02116

                                 TRANSFER AGENT
                                    PFPC INC.
                             ATTN: EATON VANCE FUNDS
                                  P.O. BOX 9653
                            PROVIDENCE, RI 02940-9653
                                 (800) 262-1122

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                              DELOITTE & TOUCHE LLP
                               200 BERKELEY STREET
                              BOSTON, MA 02116-5022

                        EATON VANCE SMALL-CAP VALUE FUND
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

   THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. BEFORE
      INVESTING, INVESTORS SHOULD CONSIDER CAREFULLY THE FUND'S INVESTMENT OBJECTIVE(S), RISKS, AND CHARGES AND EXPENSES. THE FUND'S CURRENT PROSPECTUS
CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND AND IS AVAILABLE THROUGH YOUR
  FINANCIAL ADVISOR. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR
         SEND MONEY. FOR FURTHER INFORMATION PLEASE CALL 1-800-225-6265.

1303-2/05                                                                 SCVSRC

[EV LOGO]

[GRAPHIC IMAGE]

ANNUAL REPORT DECEMBER 31, 2004

[GRAPHIC IMAGE]

EATON VANCE SPECIAL EQUITIES FUND

[GRAPHIC IMAGE]

                      IMPORTANT NOTICES REGARDING PRIVACY,
                       DELIVERY OF SHAREHOLDER DOCUMENTS,
                      PORTFOLIO HOLDINGS, AND PROXY VOTING

PRIVACY. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

  - Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

  - None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

  - Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

  - We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

      For more information about Eaton Vance's Privacy Policy, please call
                                 1-800-262-1122.

DELIVERY OF SHAREHOLDER DOCUMENTS. The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

PORTFOLIO HOLDINGS. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the Securities and Exchange Commission for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the Securities and Exchange Commision's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

PROXY VOTING. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to Portfolio securities during the 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at www.sec.gov.

EATON VANCE SPECIAL EQUITIES FUND as of December 31, 2004
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

[PHOTO OF TONI SHIMURA]
Toni Shimura
Portfolio Manager

THE FUND

PERFORMANCE FOR THE PAST YEAR

- The Fund's Class A shares had a total return of 3.72% during the year ended December 31, 2004.(1) This return resulted from an increase in net asset value (NAV) per share to $4.74 on December 31, 2004 from $4.57 on December 31, 2003.

- The Fund's Class B shares had a total return of 2.86% during the year ended December 31, 2004.(1) This return resulted from an increase in NAV per share to $10.80 on December 31, 2004 from $10.50 on December 31, 2003.

- The Fund's Class C shares had a total return of 2.88% during the year ended December 31, 2004.(1) This return resulted from an increase in NAV per share to $7.51 on December 31, 2004 from $7.30 on December 31, 2003.

- For comparison, the Russell 2000 Growth Index - an unmanaged index of small-cap growth stocks - had a total return of 14.31% during the same period, while the S&P SmallCap 600 Index - a widely recognized, unmanaged index of both growth and value small-capitalization stocks - had a total return of 22.65% during the year ended December 31, 2004.(2)

MANAGEMENT DISCUSSION

- The Fund seeks growth of capital by investing in a portfolio of emerging growth companies. During the year ended December 31, 2004, the Portfolio continued to focus on small companies that management believes have the potential for above-average earnings growth and profit margins within their respective industries.

- The stock market posted solid gains in 2004, backed by a recovery in the economy, continuing high productivity and a strong rebound in corporate profits in some industries. Small-cap stocks outpaced their larger-cap counterparts, although value stocks outperformed the growth stock segment of the market. The market advance was broad based, with most economic sectors registering gains, a trend that reflected new strength in the economy. However, the technology and health care sectors - among the Portfolio's largest sector weightings during the year - were among the rare exceptions.

- The Portfolio's technology stocks were the primary reason for the Fund's underperformance of its benchmark during the year ended December 31, 2004. After a promising start, earnings for the group fell generally below estimates in the second half of the year. High inventories exerted pricing pressure on semiconductor makers, while uncertainty over capital spending plans clouded the revenue outlook for other technology companies.

- Health care stocks also contributed to the Fund's underperformance. Some of the Portfolio's investments in the biotechnology, generic drug and medical device areas suffered from a slowdown in new product development, which hurt their near-term earnings outlook. In addition, studies showed increased risk for users of some high-profile drugs - findings that, together with election year polemics, cast a shadow over the sector.

- The Portfolio's investments in asset-rich drilling companies were strong performers. The group was lifted by the increase in crude oil and natural gas prices and by industry consolidation. Concerns over supply from the Middle East and the hurricane-ravaged Gulf Coast - as well as strong global demand - pushed oil prices to record-high levels. With the strong run-up in oil and commodity prices largely discounted in stock prices, the Portfolio pared its exposure to the energy and basic material sectors late in the year.

- Telecom and financial stocks also fared well for the Portfolio. Wireless telecom providers benefited from strong subscriber growth in the emerging markets of Latin America and Asia, higher customer retention rates and merger activity. In the financial area, companies benefited from a relatively benign interest rate climate. In particular, finance companies providing educational loans enjoyed stronger demand.

THE VIEWS EXPRESSED THROUGHOUT THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGER AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND THE INVESTMENT ADVISER DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE OR OFFERING PRICE (AS APPLICABLE) WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. FOR PERFORMANCE AS OF THE MOST RECENT MONTH END, PLEASE REFER TO www.eatonvance.com.

FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

     (1) THESE RETURNS DO NOT INCLUDE THE 5.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B AND CLASS C SHARES. IF SALES CHARGES WERE DEDUCTED, THE RETURNS WOULD BE LOWER.

     (2) IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. THE INDEX'S TOTAL RETURN DOES NOT REFLECT COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX.

EATON VANCE SPECIAL EQUITIES FUND as of December 31, 2004
FUND PERFORMANCE

The line graph and table set forth below provide information about the Fund's performance. The line graph compares the performance of Class A of the Fund with that of the S&P SmallCap 600 Index, a broad-based, unmanaged market index of both growth and value small-capitalization stocks, and the Russell 2000 Growth Index, an unmanaged market index of small-cap growth stocks. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class A, the S&P SmallCap 600 Index, and the Russell 2000 Growth Index. Class A total returns are presented at net asset value and maximum public offering price. The table includes the total returns of each Class of the Fund at net asset value and public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

PERFORMANCE(1)                                              CLASS A     CLASS B     CLASS C
-------------------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)

One Year                                                       3.72%       2.86%       2.88%
Five Years                                                    -8.80       -9.50       -9.45
Ten Years                                                      6.12        4.76        4.66
Life of Fund+                                                  7.38        4.40        4.48

SEC Average Annual Total Returns
(including sales charge or applicable CDSC)

One Year                                                      -2.27%      -2.14%       1.88%
Five Years                                                    -9.87       -9.83       -9.45
Ten Years                                                      5.49        4.76        4.66
Life of Fund+                                                  7.21        4.40        4.48

+    Inception dates: Class A: 4/22/68; Class B: 8/22/94; Class C: 11/17/94

(1) AVERAGE ANNUAL TOTAL RETURNS DO NOT INCLUDE THE 5.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE
     (CDSC) FOR CLASS B AND CLASS C SHARES. IF THE SALES CHARGE WAS DEDUCTED, THE PERFORMANCE WOULD BE LOWER. SEC AVERAGE ANNUAL TOTAL RETURNS FOR CLASS A REFLECT THE MAXIMUM 5.75% SALES CHARGE. SEC RETURNS FOR CLASS B SHARES REFLECT THE APPLICABLE CDSC BASED ON THE FOLLOWING SCHEDULE: 5% - 1ST AND 2ND YEARS; 4% - 3RD YEAR; 3% - 4TH YEAR; 2% - 5TH YEAR; 1% - 6TH YEAR. SEC 1-YEAR RETURN FOR CLASS C REFLECTS A 1% CDSC.

     PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE OR OFFERING PRICE (AS APPLICABLE) WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN. THIS PERFORMANCE IS NOT TYPICAL AND MAY NOT BE REPEATED. FOR PERFORMANCE AS OF THE MOST RECENT MONTH-END, PLEASE REFER TO www.eatonvance.com.

COMMON STOCK INVESTMENTS BY SECTOR(2)

Information Technology               25.3%
Consumer Discretionary               15.2
Health Care                          14.8
Industrials                          12.5
Financials                            9.0
Telecommunication Services            7.8
Materials                             7.6
Energy                                4.0
Consumer Staples                      1.1

(2) As a percentage of the Portfolio's net assets as of December 31, 2004. Common Stock Investments by Sector may not be representative of the Portfolio's current or future investments and may change due to active management.

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE SPECIAL EQUITIES FUND CLASS A VS. THE STANDARD & POOR'S SMALLCAP 600 INDEX AND THE RUSSELL 2000 GROWTH INDEX*

December 31, 1994 - December 31, 2004

                   EATON VANCE SPECIAL EQUITIES FUND - CLASS A
                               Inception: 4/22/68

                                                      S&P
                EATON VANCE          FUND,          SMALLCAP         RUSSEL
             SPECIAL EQUITIES  INCLUDING MAXIMUM      600          200 GROWTH
DATE           FUND CLASS A      SALES CHARGE        INDEX           INDEX
-----------------------------------------------------------------------------
12/31/1994             10,000              9,425        10,000         10,000
 1/31/1995              9,898              9,329         9,859           9796
 2/28/1995             10,320              9,726        10,265          10249
 3/31/1995             10,567              9,959        10,473          10548
 4/30/1995             10,567              9,959        10,707          10707
 5/31/1995             10,683             10,068        10,874          10847
 6/30/1995             10,930             10,301        11,470          11595
 7/31/1995             11,584             10,918        12,347          12498
 8/31/1995             11,904             11,219        12,615          12653
 9/30/1995             11,875             11,192        12,937          12913
10/31/1995             11,439             10,781        12,298          12278
11/30/1995             11,919             11,233        12,785          12820
12/31/1995             12,331             11,622        12,996          13104
 1/31/1996             12,300             11,593        13,024          12996
 2/29/1996             12,764             12,030        13,450          13588
 3/31/1996             12,826             12,088        13,739          13857
 4/30/1996             13,397             12,627        14,528          14921
 5/31/1996             13,954             13,151        15,044          15686
 6/30/1996             13,830             13,034        14,454          14666
 7/31/1996             12,779             12,044        13,460          12876
 8/31/1996             13,397             12,627        14,291          13829
 9/30/1996             14,433             13,602        14,918          14541
10/31/1996             14,649             13,806        14,815          13914
11/30/1996             15,298             14,418        15,584          14301
12/31/1996             15,261             14,383        15,767          14580
 1/31/1997             15,687             14,785        16,029          14944
 2/28/1997             14,443             13,612        15,697          14042
 3/31/1997             13,420             12,648        14,891          13051
 4/30/1997             13,420             12,648        15,074          12900
 5/31/1997             15,418             14,531        16,844          14839
 6/30/1997             16,084             15,158        17,589          15342
 7/31/1997             16,750             15,786        18,694          16128
 8/31/1997             16,649             15,691        19,165          16612
 9/30/1997             17,436             16,433        20,433          17937
10/31/1997             16,992             16,014        19,551          16861
11/30/1997             16,830             15,862        19,409          16459
12/31/1997             17,424             16,422        19,800          16468
 1/31/1998             17,399             16,398        19,414          16249
 2/28/1998             18,820             17,737        21,183          17683
 3/31/1998             19,725             18,591        21,992          18425
 4/30/1998             20,075             18,920        22,121          18538
 5/31/1998             18,703             17,627        20,950          17191
 6/30/1998             19,601             18,473        21,011          17367
 7/31/1998             18,304             17,251        19,404          15917
 8/31/1998             14,713             13,867        15,659          12243
 9/30/1998             16,284             15,347        16,618          13484
10/31/1998             17,032             16,052        17,389          14187
11/30/1998             18,204             17,157        18,368          15288
12/31/1998             20,181             19,020        19,542          16671
 1/31/1999             20,343             19,172        19,297          17422
 2/28/1999             18,621             17,549        17,557          15828
 3/31/1999             19,227             18,121        17,784          16391
 4/30/1999             19,393             18,277        18,959          17838
 5/31/1999             19,890             18,746        19,421          17867
 6/30/1999             21,631             20,386        20,526          18808
 7/31/1999             21,382             20,152        20,345          18227
 8/31/1999             21,216             19,996        19,450          17546
 9/30/1999             22,100             20,829        19,532          17884
10/31/1999             23,399             22,053        19,483          18342
11/30/1999             25,471             24,005        20,297          20281
12/31/1999             28,717             27,065        21,966          23856
 1/31/2000             27,952             26,344        21,285          23634
 2/29/2000             33,274             31,359        24,136          29134
 3/31/2000             34,117             32,154        23,243          26072
 4/30/2000             30,299             28,556        22,845          23439
 5/31/2000             28,614             26,968        22,168          21386
 6/30/2000             32,328             30,468        23,479          24149
 7/31/2000             29,921             28,199        22,902          22079
 8/31/2000             33,119             31,214        24,932          24402
 9/30/2000             31,572             29,755        24,253          23189
10/31/2000             29,508             27,810        24,405          21306
11/30/2000             23,868             22,495        21,864          17437
12/31/2000             26,089             24,588        24,558          18504
 1/31/2001             27,003             25,449        25,610          20001
 2/28/2001             22,128             20,855        24,048          17259
 3/31/2001             18,992             17,900        22,945          15690
 4/30/2001             21,935             20,673        24,694          17611
 5/31/2001             22,164             20,889        25,166          18019
 6/30/2001             22,470             21,177        26,088          18533
 7/31/2001             20,750             19,556        25,652          16952
 8/31/2001             19,145             18,044        25,067          15892
 9/30/2001             15,247             14,370        21,679          13327
10/31/2001             17,464             16,459        22,835          14609
11/30/2001             18,992             17,900        24,505          15829
12/31/2001             19,871             18,728        26,163          16815
 1/31/2002             18,840             17,756        26,391          16217
 2/28/2002             17,349             16,351        25,938          15168
 3/31/2002             18,572             17,503        27,986          16486
 4/30/2002             17,655             16,639        28,777          16130
 5/31/2002             16,776             15,811        27,586          15186
 6/30/2002             15,477             14,586        26,159          13898
 7/31/2002             13,528             12,749        22,465          11762
 8/31/2002             13,719             12,930        22,678          11756
 9/30/2002             12,840             12,101        21,290          10907
10/31/2002             13,298             12,533        21,972          11459
11/30/2002             14,292             13,470        23,116          12595
12/31/2002             13,337             12,569        22,336          11726
 1/31/2003             13,184             12,425        21,568          11407
 2/28/2003             12,802             12,065        20,878          11102
 3/31/2003             12,840             12,101        21,042          11270
 4/30/2003             13,795             13,002        22,750          12336
 5/31/2003             14,865             14,010        24,584          13726
 6/30/2003             14,865             14,010        25,223          13991
 7/31/2003             15,668             14,766        26,534          15049
 8/31/2003             16,470             15,523        27,826          15857
 9/30/2003             15,591             14,694        27,008          15456
10/31/2003             16,929             15,955        29,350          16791
11/30/2003             17,617             16,603        30,460          17339
12/31/2003             17,464             16,459        31,000          17417
 1/31/2004             17,464             16,459        31,891          18331
 2/29/2004             17,387             16,387        32,505          18304
 3/31/2004             17,273             16,279        32,928          18390
 4/30/2004             16,470             15,523        31,837          17467
 5/31/2004             16,661             15,703        32,324          17814
 6/30/2004             17,082             16,099        34,115          18407
 7/31/2004             15,859             14,946        32,245          16754
 8/31/2004             15,209             14,334        31,961          16394
 9/30/2004             16,279             15,343        33,646          17301
10/31/2004             16,623             15,667        34,274          17721
11/30/2004             17,693             16,675        37,202          19219
12/31/2004             18,113             17,071        38,021          19909

*    SOURCE: THOMSON FINANCIAL. CLASS A OF THE FUND COMMENCED OPERATIONS ON
     4/22/68.
     A $10,000 HYPOTHETICAL INVESTMENT AT NET ASSET VALUE IN CLASS B AND CLASS C OF THE FUND OVER THE SAME PERIOD WOULD HAVE BEEN VALUED AT $15,919 AND $15,763, RESPECTIVELY. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. THE INDEX'S TOTAL RETURN DOES NOT REFLECT COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX.

EATON VANCE SPECIAL EQUITIES FUND as of December 31, 2004
FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 - December 31, 2004).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                        EATON VANCE SPECIAL EQUITIES FUND

                                            BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE    EXPENSES PAID DURING PERIOD*
                                                   (7/1/04)                (12/31/04)             (7/1/04 - 12/31/04)
    ----------------------------------------------------------------------------------------------------------------------
    Actual
    Class A                                       $  1,000.00             $  1,060.40                   $   8.18
    Class B                                       $  1,000.00             $  1,057.80                   $  12.00
    Class C                                       $  1,000.00             $  1,057.80                   $  12.00

    Hypothetical
    (5% return per year before expenses)
    Class A                                       $  1,000.00             $  1,017.20                   $   8.01
    Class B                                       $  1,000.00             $  1,013.50                   $  11.74
    Class C                                       $  1,000.00             $  1,013.50                   $  11.74

    * Expenses are equal to the Fund's annualized expense ratio of 1.58% for Class A shares, 2.32% for Class B shares and 2.32% for Class C shares multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2004. The Example reflects the expenses of both the Fund and the Portfolio.

EATON VANCE SPECIAL EQUITIES FUND as of December 31, 2004

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2004

ASSETS

Investment in Special Equities Portfolio, at value
   (identified cost, $39,556,838)                                          $  49,078,945
Receivable for Fund shares sold                                                   10,493
----------------------------------------------------------------------------------------
TOTAL ASSETS                                                               $  49,089,438
----------------------------------------------------------------------------------------

LIABILITIES

Payable for Fund shares redeemed                                           $      80,047
Payable to affiliate for distribution and service fees                               550
Payable to affiliate for Trustees' fees                                              330
Accrued expenses                                                                  37,387
----------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                          $     118,314
----------------------------------------------------------------------------------------
NET ASSETS                                                                 $  48,971,124
----------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Paid-in capital                                                            $  73,564,827
Accumulated net realized loss from Portfolio (computed on
   the basis of identified cost)                                             (34,115,810)
Net unrealized appreciation from Portfolio (computed on the basis of
   identified cost)                                                            9,522,107
----------------------------------------------------------------------------------------
TOTAL                                                                      $  48,971,124
----------------------------------------------------------------------------------------

CLASS A SHARES

NET ASSETS                                                                 $  42,777,989
SHARES OUTSTANDING                                                             9,022,823
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding)       $        4.74
MAXIMUM OFFERING PRICE PER SHARE
   (100 DIVIDED BY 94.25 of $4.74)                                         $        5.03
----------------------------------------------------------------------------------------

CLASS B SHARES

NET ASSETS                                                                 $   3,435,934
SHARES OUTSTANDING                                                               318,027
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE (NOTE 6)
   (net assets DIVIDED BY shares of beneficial interest outstanding)       $       10.80
----------------------------------------------------------------------------------------

CLASS C SHARES

NET ASSETS                                                                 $   2,757,201
SHARES OUTSTANDING                                                               367,117
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE (NOTE 6)
   (net assets DIVIDED BY shares of beneficial interest outstanding)       $        7.51
----------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 2004

INVESTMENT INCOME

Dividends allocated from Portfolio (net of foreign taxes, $1,108)          $     106,012
Interest allocated from Portfolio                                                 26,105
Expenses allocated from Portfolio                                               (433,576)
----------------------------------------------------------------------------------------
NET INVESTMENT LOSS FROM PORTFOLIO                                         $    (301,459)
----------------------------------------------------------------------------------------

EXPENSES

Trustees' fees and expenses                                                $       1,816
Distribution and service fees
   Class A                                                                       106,398
   Class B                                                                        38,860
   Class C                                                                        32,485
Transfer and dividend disbursing agent fees                                      126,575
Registration fees                                                                 60,642
Legal and accounting services                                                     31,826
Custodian fee                                                                     13,723
Printing and postage                                                              12,681
Miscellaneous                                                                      2,785
----------------------------------------------------------------------------------------
TOTAL EXPENSES                                                             $     427,791
----------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                        $    (729,250)
----------------------------------------------------------------------------------------

REALIZED AND UNREALIZED
GAIN (LOSS) FROM PORTFOLIO

Net realized gain (loss) --
   Investment transactions (identified cost basis)                         $   1,786,028
   Foreign currency transactions                                                  (1,320)
----------------------------------------------------------------------------------------
NET REALIZED GAIN                                                          $   1,784,708
----------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                     $     328,562
   Foreign currency                                                                  (85)
----------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                       $     328,477
----------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                           $   2,113,185
----------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                 $   1,383,935
----------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                     YEAR ENDED           YEAR ENDED
                                                     DECEMBER 31, 2004    DECEMBER 31, 2003
--------------------------------------------------------------------------------------------
INCREASE (DECREASE)
IN NET ASSETS

From operations --
   Net investment loss                               $         (729,250)  $         (806,463)
   Net realized gain from investments and
      foreign currency transactions                           1,784,708            9,129,028
   Net change in unrealized
      appreciation (depreciation) from
      investments and foreign currency                          328,477            5,708,065
--------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS           $        1,383,935   $       14,030,630
--------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
   Class A                                           $        1,440,487   $        9,861,203
   Class B                                                      385,120              474,351
   Class C                                                      370,266            1,283,188
Cost of shares redeemed
   Class A                                                   (7,313,045)         (16,873,481)
   Class B                                                   (1,227,388)          (1,544,151)
   Class C                                                   (1,777,005)          (1,987,584)
   Net asset value of shares exchanged
   Class A                                                    1,035,823                   --
   Class B                                                   (1,035,823)                  --
--------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS                           $       (8,121,565)  $       (8,786,474)
--------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                $       (6,737,630)  $        5,244,156
--------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                 $       55,708,754   $       50,464,598
--------------------------------------------------------------------------------------------
AT END OF YEAR                                       $       48,971,124   $       55,708,754
--------------------------------------------------------------------------------------------

                        See notes to financial statements

                                                                                    CLASS A
                                                         --------------------------------------------------------------
                                                                            YEAR ENDED DECEMBER 31,
                                                         --------------------------------------------------------------
                                                           2004(1)      2003(1)      2002(1)      2001(1)      2000(1)
                                                         --------------------------------------------------------------
Net asset value -- Beginning of year                     $    4.570   $    3.490   $    5.200   $    6.850   $    9.390
-----------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment loss                                      $   (0.060)  $   (0.056)  $   (0.052)  $   (0.058)  $   (0.059)
Net realized and unrealized gain (loss)                       0.230        1.136       (1.658)      (1.575)      (0.500)
-----------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                      $    0.170   $    1.080   $   (1.710)  $   (1.633)  $   (0.559)
-----------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net realized gain                                   $       --   $       --   $       --   $   (0.017)  $   (1.981)
-----------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                      $       --   $       --   $       --   $   (0.017)  $   (1.981)
-----------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                           $    4.740   $    4.570   $    3.490   $    5.200   $    6.850
-----------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                                                3.72%       30.95%      (32.88)%     (23.83)%      (9.15)%
-----------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA+

Net assets, end of year (000's omitted)                  $   42,778   $   46,244   $   41,575   $   68,770   $   89,183
Ratios (As a percentage of average daily net assets):
   Net expenses(3)                                             1.63%        1.64%        1.51%        1.29%        1.18%
   Net expenses after custodian fee reduction(3)               1.63%        1.64%        1.51%        1.29%        1.18%
   Net investment loss                                        (1.36)%      (1.42)%      (1.26)%      (1.07)%      (0.66)%
Portfolio Turnover of the Portfolio                             264%         292%         188%          92%         136%
-----------------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Portfolio reflect a
   reduction of the investment adviser fee. Had such
   action not been taken, the ratios and net investment
   loss per share would have been as follows:

Ratios (As a percentage of average daily net assets):
   Expenses(3)                                                 1.64%
   Expenses after custodian fee reduction(3)                   1.64%
   Net investment loss                                        (1.37)%
Net investment loss per share                            $   (0.060)
-----------------------------------------------------------------------------------------------------------------------

(1) Net investment loss per share was computed using average shares outstanding.
(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total return would have been lower had had certain expenses not been reduced during the period.
(3)  Includes the Fund's share of the Portfolio's allocated expenses.

                        See notes to financial statements

                                                                                    CLASS B
                                                         --------------------------------------------------------------
                                                                            YEAR ENDED DECEMBER 31,
                                                         --------------------------------------------------------------
                                                           2004(1)      2003(1)      2002(1)      2001(1)      2000(1)
                                                         --------------------------------------------------------------
Net asset value -- Beginning of year                     $   10.500   $    8.080   $   12.120   $   16.050   $   19.670
-----------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment loss                                      $   (0.214)  $   (0.195)  $   (0.191)  $   (0.230)  $   (0.286)
Net realized and unrealized gain (loss)                       0.514        2.615       (3.849)      (3.683)      (1.353)
-----------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                      $    0.300   $    2.420   $   (4.040)  $   (3.913)  $   (1.639)
-----------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net realized gain                                   $       --   $       --   $       --   $   (0.017)  $   (1.981)
-----------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                      $       --   $       --   $       --   $   (0.017)  $   (1.981)
-----------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                           $   10.800   $   10.500   $    8.080   $   12.120   $   16.050
-----------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                                                2.86%       29.95%      (33.33)%     (24.38)%      (9.90)%
-----------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA+

Net assets, end of year (000's omitted)                  $    3,436   $    5,297   $    5,066   $    8,046   $   10,753
Ratios (As a percentage of average daily net assets):
   Net expenses(3)                                             2.38%        2.39%        2.26%        2.04%        1.98%
   Net expenses after custodian fee reduction(3)               2.38%        2.39%        2.26%        2.04%        1.98%
   Net investment loss                                        (2.12)%      (2.17)%      (2.01)%      (1.82)%      (1.46)%
Portfolio Turnover of the Portfolio                             264%         292%         188%          92%         136%
-----------------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Portfolio reflect a
   reduction of the investment adviser fee. Had such
   action not been taken, the ratios and net investment
   loss per share would have been as follows:

Ratios (As a percentage of average daily net assets):
   Expenses(3)                                                 2.39%
   Expenses after custodian fee reduction(3)                   2.39%
   Net investment loss                                        (2.13)%
Net investment loss per share                            $   (0.214)
-----------------------------------------------------------------------------------------------------------------------

(1) Net investment loss per share was computed using average shares outstanding.
(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total return would have been lower had certain expenses not been reduced during the period.
(3)  Includes the Fund's share of the Portfolio's allocated expenses.

                        See notes to financial statements

                                                                                    CLASS C
                                                         --------------------------------------------------------------
                                                                            YEAR ENDED DECEMBER 31,
                                                         --------------------------------------------------------------
                                                           2004(1)      2003(1)      2002(1)      2001(1)      2000(1)
                                                         --------------------------------------------------------------
Net asset value -- Beginning of year                     $    7.300   $    5.610   $    8.420   $   11.160   $   14.220
-----------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment loss                                      $   (0.149)  $   (0.137)  $   (0.132)  $   (0.158)  $   (0.202)
Net realized and unrealized gain (loss)                       0.359        1.827       (2.678)      (2.565)      (0.877)
-----------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                      $    0.210   $    1.690   $   (2.810)  $   (2.723)  $   (1.079)
-----------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net realized gain                                   $       --   $       --   $       --   $   (0.017)  $   (1.981)
-----------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                      $       --   $       --   $       --   $   (0.017)  $   (1.981)
-----------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                           $    7.510   $    7.300   $    5.610   $    8.420   $   11.160
-----------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                                                2.88%       30.12%      (33.37)%     (24.40)%      (9.74)%
-----------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA+

Net assets, end of year (000's omitted)                  $    2,757   $    4,168   $    3,824   $    5,338   $    4,451
Ratios (As a percentage of average daily net assets):
   Net expenses(3)                                             2.38%        2.39%        2.26%        2.04%        2.01%
   Net expenses after custodian fee reduction(3)               2.38%        2.39%        2.26%        2.04%        2.01%
   Net investment loss                                        (2.12)%      (2.18)%      (2.01)%      (1.83)%      (1.49)%
Portfolio Turnover of the Portfolio                             264%         292%         188%          92%         136%
-----------------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Portfolio reflect a
   reduction of the investment adviser fee. Had such
   action not been taken, the ratios and net investment
   loss per share would have been as follows:

Ratios (As a percentage of average daily net assets):
   Expenses(3)                                                 2.39%
   Expenses after custodian fee reduction(3)                   2.39%
   Net investment loss                                         2.13)%
Net investment loss per share                            $   (0.149)
-----------------------------------------------------------------------------------------------------------------------

(1) Net investment loss per share was computed using average shares outstanding.
(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total return would have been lower had certain expenses not been reduced during the period.
(3)  Includes the Fund's share of the Portfolio's allocated expenses.

                        See notes to financial statements

EATON VANCE SPECIAL EQUITIES FUND as of December 31, 2004

NOTES TO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES

Eaton Vance Special Equities Fund (the Fund), is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares: Class A, Class B and Class C shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). The Trustees have adopted a conversion feature pursuant to which Class B shares of the Fund automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in the Special Equities Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.9% at December 31, 2004). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A INVESTMENT VALUATION -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

B INCOME -- The Fund's net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

C FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2004, the Fund, for federal income tax purposes, had a capital loss carryover of $33,973,649 which will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. The capital loss carryover will expire on December 31, 2009 ($13,748,540) and December 31, 2010 ($20,225,109). In the year ended December 31, 2004, capital loss carryover of $1,685,676 was utilized to offset net realized gains.

D OTHER -- Investment transactions are accounted for on a trade-date basis.

E USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G EXPENSES REDUCTION-- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses on the Statement of Operations.

H EXPENSES -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

2  DISTRIBUTIONS TO SHAREHOLDERS

The Fund's policy is to distribute annually (normally in December) all or substantially all of the net investment income allocated to the Fund by the Portfolio (less the Fund's direct and allocated expenses) and to distribute at least annually all or substantially all of the net realized capital gains (reduced by any available capital loss carryforwards from prior years) so allocated. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund as of the ex-dividend date. Distributions are paid in the form of additional shares of the same class of the Fund or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

During the year ended December 31, 2004, accumulated net investment loss was decreased by $729,250, accumulated undistributed net realized loss was decreased by $1,320, and paid in capital was decreased by $730,570 primarily due to differences between book and tax accounting for net operating losses and foreign currency gains/losses. This change had no effect on the net assets or the net asset value per share.

As of December 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income              $              0
Capital loss carryforwards                 $    (33,973,649)

The difference between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

3  SHARES OF BENEFICIAL INTEREST

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                        YEAR ENDED DECEMBER 31,
                               --------------------------------------
CLASS A                                2004                2003
---------------------------------------------------------------------
Sales                                      323,906          2,716,612
Redemptions                             (1,652,171)        (4,510,496)
Exchange from Class B shares               234,680                 --
---------------------------------------------------------------------
NET DECREASE                            (1,093,585)        (1,793,884)
---------------------------------------------------------------------

                                        YEAR ENDED DECEMBER 31,
                               --------------------------------------
CLASS B                                2004                2003
---------------------------------------------------------------------
Sales                                       38,002             53,543
Redemptions                               (122,296)          (176,108)
Exchange to Class A shares                (102,394)                --
---------------------------------------------------------------------
NET DECREASE                              (186,688)          (122,565)
---------------------------------------------------------------------

                                        YEAR ENDED DECEMBER 31,
                               --------------------------------------
CLASS C                                2004                2003
---------------------------------------------------------------------
Sales                                       52,575            203,879
Redemptions                               (256,749)          (313,841)
---------------------------------------------------------------------
NET DECREASE                              (204,174)          (109,962)
---------------------------------------------------------------------

4  TRANSACTIONS WITH AFFILIATES

Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See
Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the year ended December 31, 2004, EVM earned $11,802 in sub-transfer agent fees. The Fund was informed that Eaton Vance

Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $1,380 from the Fund as its portion of the sales charge on sales of Class A shares for the year ended December 31, 2004.

Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5  DISTRIBUTION AND SERVICE PLANS

The Fund has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, and a service plan for Class A shares (Class A
Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $29,145 and $24,364 for Class B and Class C shares, respectively, to or payable to EVD for the year ended December 31, 2004, representing 0.75% of the average daily net assets for Class B and Class C shares. At December 31, 2004, the amounts of Uncovered Distribution Charges of EVD calculated under the Plans were approximately $277,000 and $1,120,000 for Class B and Class C shares, respectively.

The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% (annualized) of the Fund's average daily net assets attributable to Class A, Class B and Class C shares for each fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees for the year ended December 31, 2004 amounted to $106,398, $9,715 and $8,121 for Class A, Class B, and Class C shares, respectively.

6  CONTINGENT DEFERRED SALES CHARGE

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within one year of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC pertaining to Class B and Class C shares are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Class B and Class C Distribution Plans (see Note 5). CDSC accessed on Class B and Class C shares when no Uncovered Distribution Charges exist for the respective class will be retained by the Fund. The fund was informed that EVD received approximately $0, $23,000 and $3,000 of CDSC paid by shareholders for Class A shares, Class B shares and Class C shares, respectively, for the year ended December 31, 2004.

7  INVESTMENT TRANSACTIONS

Increases and decreases in the Fund's investment in the Portfolio aggregated $2,218,090 and $10,768,954, respectively, for the year ended December 31, 2004.

EATON VANCE SPECIAL EQUITIES FUND as of December 31, 2004

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE TRUSTEES AND SHAREHOLDERS OF EATON VANCE SPECIAL EQUITIES FUND

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Eaton Vance Special Equities Fund, a series of Eaton Vance Special Investment Trust (the "Fund") at December 31, 2004, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 18, 2005

SPECIAL EQUITIES PORTFOLIO as of December 31, 2004

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 97.3%

SECURITY                                                 SHARES       VALUE
-----------------------------------------------------------------------------------
AEROSPACE AND DEFENSE -- 2.1%

Ceradyne, Inc.(1)                                             9,700   $     554,937
Essex Corp.(1)                                                6,500         131,625
Hexcel Corp.(1)                                               5,900          85,550
Teledyne Technologies, Inc.(1)                                8,200         241,326
-----------------------------------------------------------------------------------
                                                                      $   1,013,438
-----------------------------------------------------------------------------------

AIRLINES -- 1.2%

Alaska Air Group, Inc.(1)                                     8,800   $     294,712
SkyWest, Inc.                                                14,300         286,858
-----------------------------------------------------------------------------------
                                                                      $     581,570
-----------------------------------------------------------------------------------

APPAREL -- 0.5%

Quiksilver, Inc.(1)                                           7,700   $     229,383
-----------------------------------------------------------------------------------
                                                                      $     229,383
-----------------------------------------------------------------------------------


BANKS -- 2.9%

Bank of the Ozarks, Inc.                                      5,100   $     173,553
Cathay General Bancorp                                        2,600          97,500
East-West Bancorp, Inc.                                       9,100         381,836
First Bancorp Puerto Rico                                     2,900         184,179
Hanmi Financial Corp.                                         6,000         215,640
PrivateBancorp, Inc.                                          6,800         219,164
Wintrust Financial Corp.                                      2,600         148,096
-----------------------------------------------------------------------------------
                                                                      $   1,419,968
-----------------------------------------------------------------------------------

BEVERAGES -- 0.8%

Hansen Natural Corp.(1)                                      10,900   $     396,869
-----------------------------------------------------------------------------------
                                                                      $     396,869
-----------------------------------------------------------------------------------

BROADCASTING AND CABLE -- 1.4%

Central European Media Enterprises, Ltd.(1)                  14,700   $     573,035
Macrovision Corp.(1)                                          5,200         133,744
-----------------------------------------------------------------------------------
                                                                      $     706,779
-----------------------------------------------------------------------------------

BROADCASTING AND RADIO -- 0.5%

XM Satellite Radio Holdings, Inc., Class A(1)                 7,000   $     263,340
-----------------------------------------------------------------------------------
                                                                      $     263,340
-----------------------------------------------------------------------------------

BUILDING MATERIALS -- 2.0%

Florida Rock Industries, Inc.                                 4,500   $     267,885
Texas Industries, Inc.                                        6,200         386,756
Walter Industries, Inc.                                      10,100         340,673
-----------------------------------------------------------------------------------
                                                                      $     995,314
-----------------------------------------------------------------------------------

BUSINESS SERVICES -- 4.6%

51JOB, Inc. ADR(1)                                            5,600   $     291,032
Acxiom Corp.                                                  8,300         218,290
Corporate Executive Board Co., (The)                          8,700         582,378
Ctrip.Com International, Ltd. ADR(1)                          7,600         349,752
Greenfield Online, Inc.(1)                                    7,641         168,026
Heidrick & Struggles International, Inc.(1)                   8,200         281,014
NAVTEQ, Corp.(1)                                              4,100         190,076
Resources Connection, Inc.(1)                                 3,300         179,223
-----------------------------------------------------------------------------------
                                                                      $   2,259,791
-----------------------------------------------------------------------------------

CASINOS AND GAMING -- 2.7%

Ameristar Casinos, Inc.                                       5,700   $     245,727
Aztar Corp.(1)                                                4,400         153,648
Boyd Gaming Corp.                                             5,300         220,745
GTECH Holdings Corp.                                          5,900         153,105
Kerzner International Ltd.(1)                                 2,900         174,145
Las Vegas Sands Corp.(1)                                        300          14,391
Station Casinos, Inc.                                         6,400         349,952
-----------------------------------------------------------------------------------
                                                                      $   1,311,713
-----------------------------------------------------------------------------------

CHEMICALS -- 2.8%

Albemarle Corp.                                               6,200   $     240,002
Braskem SA ADR                                               11,433         582,626
Crompton Corp.                                               14,700         173,460
Georgia Gulf Corp.                                            3,300         164,340
Lyondell Chemical Co.                                         8,000         231,360
-----------------------------------------------------------------------------------
                                                                      $   1,391,788
-----------------------------------------------------------------------------------

COAL -- 1.9%

Massey Energy Co.                                            12,450   $     435,127
Peabody Energy Corp.                                          6,000         485,460
-----------------------------------------------------------------------------------
                                                                      $     920,587
-----------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                                 SHARES       VALUE
-----------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 1.0%

Alliance Data Systems Corp.(1)                               10,600   $     503,288
-----------------------------------------------------------------------------------
                                                                      $     503,288
-----------------------------------------------------------------------------------

COMPUTER EQUIPMENT -- 0.9%

Research in Motion, Ltd.(1)                                   2,200   $     181,324
Synaptics, Inc.(1)                                            8,900         272,162
-----------------------------------------------------------------------------------
                                                                      $     453,486
-----------------------------------------------------------------------------------

COMPUTER SERVICES -- 2.4%

Anteon International Corp.(1)                                 2,800   $     117,208
Cognizant Technology Solutions Corp.(1)                      14,800         626,484
SI International, Inc.(1)                                     5,000         153,800
SRA International, Inc., Class A(1)                           4,400         282,480
-----------------------------------------------------------------------------------
                                                                      $   1,179,972
-----------------------------------------------------------------------------------

COMPUTER SOFTWARE -- 0.8%

Kronos, Inc.(1)                                               3,300   $     168,729
Open Solutions, Inc.(1)                                       3,800          98,648
Wind River Systems, Inc.(1)                                   8,700         117,885
-----------------------------------------------------------------------------------
                                                                      $     385,262
-----------------------------------------------------------------------------------

CONTAINERS AND PACKAGING-METAL AND GLASS -- 0.4%

Owens-Illinois(1)                                             9,000   $     203,850
-----------------------------------------------------------------------------------
                                                                      $     203,850
-----------------------------------------------------------------------------------

DISTRIBUTION / WHOLESALE -- 0.3%

Scansource, Inc.(1)                                           2,300   $     142,968
-----------------------------------------------------------------------------------
                                                                      $     142,968
-----------------------------------------------------------------------------------

DRUGS -- 4.3%

Encysive Pharmaceuticals, Inc.(1)                            16,300   $     161,859
First Horizon Pharmaceutical Corp.(1)                        21,900         501,291
Immucor, Inc.(1)                                             36,000         846,360
Impax Laboratories, Inc.(1)                                  11,100         176,268
Rigel Pharmaceuticals, Inc.(1)                                5,400         131,868
United Therapeutics(1)                                        3,300         148,995
Valeant Pharmaceuticals International                         5,200         137,020
-----------------------------------------------------------------------------------
                                                                      $   2,103,661
-----------------------------------------------------------------------------------

ELECTRONICS-INSTRUMENTS -- 0.5%

Molecular Devices Corp.(1)                                    3,500   $      70,350
Trimble Navigation, Ltd.(1)                                   5,600         185,024
-----------------------------------------------------------------------------------
                                                                      $     255,374
-----------------------------------------------------------------------------------

ELECTRONICS-SEMICONDUCTORS -- 4.5%

Cree, Inc.(1)                                                 5,900   $     236,472
Intermagnetics General Corp.(1)                               6,100         155,001
NVIDIA Corp.(1)                                              20,200         475,912
OmniVision Technologies, Inc.(1)                             10,100         185,335
PortalPlayer, Inc.(1)                                         7,000         172,760
QLogic Corp.(1)                                               3,100         113,863
Silicon Image, Inc.(1)                                       44,000         724,240
Virage Logic Corp.(1)                                         8,900         165,273
-----------------------------------------------------------------------------------
                                                                      $   2,228,856
-----------------------------------------------------------------------------------

ENERGY EQUIPMENT AND SERVICES -- 0.3%

KFx, Inc.(1)                                                 10,300   $     149,556
-----------------------------------------------------------------------------------
                                                                      $     149,556
-----------------------------------------------------------------------------------

ENTERTAINMENT -- 2.1%

Penn National Gaming, Inc.(1)                                 8,200   $     496,510
WMS Industries, Inc.(1)                                      15,687         526,142
-----------------------------------------------------------------------------------
                                                                      $   1,022,652
-----------------------------------------------------------------------------------

FINANCIAL SERVICES -- 2.0%

First Marblehead Corp., (The)(1)                             14,500   $     815,625
Metris Companies, Inc.(1)                                    12,900         164,475
-----------------------------------------------------------------------------------
                                                                      $     980,100
-----------------------------------------------------------------------------------

HEALTH SERVICES -- 0.9%

Centene Corp.(1)                                             10,600   $     300,510
Genesis HealthCare Corp.(1)                                   4,200         147,126
-----------------------------------------------------------------------------------
                                                                      $     447,636
-----------------------------------------------------------------------------------

HOTELS -- 2.9%

Choice Hotels International, Inc.                             5,400   $     313,200
Four Seasons Hotels, Inc.                                     2,100         171,759
Gaylord Entertainment Co.(1)                                 10,200         423,606
Wynn Resorts, Ltd.(1)                                         7,850         525,322
-----------------------------------------------------------------------------------
                                                                      $   1,433,887
-----------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                                 SHARES       VALUE
-----------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 0.3%

Chattem, Inc.(1)                                              4,216   $     139,550
-----------------------------------------------------------------------------------
                                                                      $     139,550
-----------------------------------------------------------------------------------

INTERNET-SOFTWARE -- 2.3%

F5 Networks, Inc.(1)                                         13,100   $     638,232
RADWARE, Ltd.(1)                                              7,800         203,814
Sina Corp.(1)                                                 4,900         157,094
TIBCO Software, Inc.(1)                                      10,500         140,070
-----------------------------------------------------------------------------------
                                                                      $   1,139,210
-----------------------------------------------------------------------------------

INTERNET CONTENT-ENTERTAINMENT -- 1.4%

Ask Jeeves, Inc.(1)                                           7,500   $     200,625
Audible, Inc.(1)                                              4,600         119,830
Jupitermedia Corp.(1)                                         4,500         107,010
Shanda Interactive Entertainment, Ltd. ADS(1)                 5,900         250,750
-----------------------------------------------------------------------------------
                                                                      $     678,215
-----------------------------------------------------------------------------------

INTERNET SERVICES -- 3.1%

Ariba, Inc.(1)                                               25,900   $     429,940
Blue Nile, Inc.(1)                                            3,000          82,860
Infospace, Inc.(1)                                            4,050         192,577
J2 Global Communications, Inc.(1)                             5,600         193,200
Shopping.com, Ltd.(1)                                         3,800         107,350
Websense, Inc.(1)                                            10,100         512,272
-----------------------------------------------------------------------------------
                                                                      $   1,518,199
-----------------------------------------------------------------------------------

INVESTMENT SERVICES -- 2.0%

Affiliated Managers Group, Inc.(1)                            4,400   $     298,056
Greenhill and Co., Inc.                                       9,500         272,650
MarketAxess Holdings, Inc.(1)                                23,000         391,230
-----------------------------------------------------------------------------------
                                                                      $     961,936
-----------------------------------------------------------------------------------

MACHINERY -- 2.6%

Brooks Automation, Inc.(1)                                    9,500   $     163,590
Bucyrus International, Inc.                                  10,700         434,848
IDEX Corp.                                                    3,100         125,550
Joy Global, Inc.                                             13,100         568,933
-----------------------------------------------------------------------------------
                                                                      $   1,292,921
-----------------------------------------------------------------------------------

MEDICAL-BIOMED / GENETICS -- 1.6%

Connetics Corp.(1)                                            3,500   $      85,015
Eyetech Pharmaceuticals, Inc.(1)                              4,400         200,200
Nabi Biopharmaceuticals(1)                                   15,700         230,005
PRA International(1)                                          5,300         131,334
Third Wave Technologies, Inc.(1)                             14,200         122,120
-----------------------------------------------------------------------------------
                                                                      $     768,674
-----------------------------------------------------------------------------------

MEDICAL PRODUCTS -- 7.6%

Advanced Medical Optics, Inc.(1)                              4,300   $     176,902
American Medical Systems Holdings, Inc.(1)                    9,100         380,471
ArthroCare Corp.(1)                                           9,900         317,394
Aspect Medical Systems, Inc.(1)                              14,400         352,224
Cooper Cos., Inc.                                             3,900         275,301
Cytyc Corp.(1)                                               21,500         592,755
Foxhollow Technologies, Inc.(1)                               1,800          44,262
Given Imaging, Ltd.(1)                                        9,900         355,509
Haemonetics Corp.(1)                                         12,000         434,520
Hologic, Inc.(1)                                              7,300         200,531
Intralase Corp.(1)                                            9,124         214,232
Kyphon, Inc.(1)                                               4,100         105,616
SonoSite, Inc.(1)                                             3,200         108,640
Sybron Dental Specialties(1)                                  5,000         176,900
-----------------------------------------------------------------------------------
                                                                      $   3,735,257
-----------------------------------------------------------------------------------

METALS-INDUSTRIAL -- 1.4%

Cameco Corp.(1)                                               3,800   $     398,468
Simpson Manufacturing Co., Inc.                               3,100         108,190
Steel Dynamics, Inc.                                          4,800         181,824
-----------------------------------------------------------------------------------
                                                                      $     688,482
-----------------------------------------------------------------------------------

OIL AND GAS-EQUIPMENT AND SERVICES -- 0.5%

Cal Dive International, Inc.(1)                               2,000   $      81,500
Hydril Co.(1)                                                 3,400         154,734
-----------------------------------------------------------------------------------
                                                                      $     236,234
-----------------------------------------------------------------------------------

OIL AND GAS-EXPLORATION AND PRODUCTION -- 2.7%

Denbury Resources, Inc.(1)                                   15,800   $     433,710
Harvest Natural Resources, Inc.(1)                            7,900         136,433
McMoRan Exploration Co.(1)                                    7,700         143,990
Quicksilver Resources, Inc.(1)                                3,700         136,086

                        See notes to financial statements

SECURITY                                                 SHARES       VALUE
-----------------------------------------------------------------------------------
OIL AND GAS-EXPLORATION AND PRODUCTION (CONTINUED)

Southwestern Energy Co.(1)                                    6,000   $     304,140
Vintage Petroleum, Inc.                                       6,600         149,754
-----------------------------------------------------------------------------------
                                                                      $   1,304,113
-----------------------------------------------------------------------------------

REITS -- 1.3%

Host Marriott Corp.                                          24,400   $     422,120
Meristar Hospitality Corp.(1)                                23,800         198,730
-----------------------------------------------------------------------------------
                                                                      $     620,850
-----------------------------------------------------------------------------------

RETAIL -- 3.9%

American Eagle Outfitters                                    11,700   $     551,070
Circuit City Stores, Inc.                                     6,200          96,968
Coldwater Creek, Inc.(1)                                      6,200         191,394
Guitar Center, Inc.(1)                                        2,200         115,918
InPhonic, Inc.(1)                                            12,500         343,500
Urban Outfitters, Inc.(1)                                     3,900         173,160
ZipRealty, Inc.(1)                                           23,700         423,519
-----------------------------------------------------------------------------------
                                                                      $   1,895,529
-----------------------------------------------------------------------------------

RETAIL-RESTAURANTS -- 1.9%

Cheesecake Factory, Inc. (The)(1)                             7,500   $     243,525
Jack in the Box, Inc.(1)                                      4,300         158,541
P.F. Chang's China Bistro, Inc.(1)                            5,200         293,020
Sonic Corp.(1)                                                5,200         158,600
Texas Roadhouse, Inc., Class A(1)                             2,728          80,612
-----------------------------------------------------------------------------------
                                                                      $     934,298
-----------------------------------------------------------------------------------

SEMICONDUCTOR EQUIPMENT -- 3.9%

Lam Research Corp.(1)                                        12,600   $     364,266
Sigmatel, Inc.(1)                                             5,100         181,203
Tessera Technologies, Inc.(1)                                26,400         982,344
Varian Semiconductor Equipment Associates, Inc.(1)           11,100         409,035
-----------------------------------------------------------------------------------
                                                                      $   1,936,848
-----------------------------------------------------------------------------------

SOFTWARE SERVICES -- 2.7%

Cogent, Inc.(1)                                              17,111   $     564,663
Ninetowns Digital World ADS(1)                               19,537         210,023
Salesforce.com, Inc.(1)                                       4,500          76,230
Verint Systems, Inc.(1)                                       9,100         330,603
Witness Systems, Inc.(1)                                      7,100         123,966
-----------------------------------------------------------------------------------
                                                                      $   1,305,485
-----------------------------------------------------------------------------------

TELECOMMUNICATIONS-EQUIPMENT -- 2.9%

Alamosa Holdings, Inc.(1)                                    22,200   $     276,834
Alvarion, Ltd.(1)                                            14,600         193,888
American Tower Corp., Class A(1)                             27,150         499,560
ECI Telecom, Ltd.(1)                                         23,400         191,155
SpectraSite, Inc.(1)                                          4,300         248,970
-----------------------------------------------------------------------------------
                                                                      $   1,410,407
-----------------------------------------------------------------------------------

TELECOMMUNICATIONS-SERVICES -- 5.0%

Millicom International Cellular S.A.(1)                       6,400   $     145,472
Nextel Partners, Inc., Class A(1)                            10,900         212,986
NII Holdings, Inc., Class B(1)                               30,700       1,456,715
SBA Communications Corp.(1)                                  11,300         104,864
Telewest Global, Inc.(1)                                     13,300         233,814
UbiquiTel, Inc.(1)                                           40,700         289,784
-----------------------------------------------------------------------------------
                                                                      $   2,443,635
-----------------------------------------------------------------------------------

TRANSPORTATION -- 3.5%

Landstar System, Inc.(1)                                      5,600   $     412,384
Overnite Corp.                                                5,000         186,200
Overseas Shipholding Group                                    4,941         272,743
UTI Worldwide, Inc.                                           4,500         306,090
Yellow Roadway Corp.(1)                                      10,200         568,242
-----------------------------------------------------------------------------------
                                                                      $   1,745,659
-----------------------------------------------------------------------------------

TOTAL COMMON STOCKS
   (IDENTIFIED COST $38,214,492)                                      $  47,736,590
-----------------------------------------------------------------------------------

COMMERCIAL PAPER -- 1.0%

                                                     PRINCIPAL
                                                     AMOUNT
SECURITY                                             (000'S OMITTED)  VALUE
-----------------------------------------------------------------------------------
General Electric Capital Corp., 1.95%, 1/3/05         $         496   $     495,946
-----------------------------------------------------------------------------------

TOTAL COMMERCIAL PAPER
   (AT AMORTIZED COST, $495,946)                                      $     495,946
-----------------------------------------------------------------------------------

                        See notes to financial statements

SHORT-TERM INVESTMENTS -- 1.9%

                                                     PRINCIPAL
                                                     AMOUNT
SECURITY                                             (000'S OMITTED)  VALUE
-----------------------------------------------------------------------------------
Investors Bank and Trust Company Time Deposit,
2.25%, 1/3/05                                         $         934   $     934,000
-----------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
   (AT AMORTIZED COST, $934,000)                                      $     934,000
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 100.2%
   (IDENTIFIED COST $39,644,438)                                      $  49,166,536
-----------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- (0.2)%                              $     (87,570)
-----------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                  $  49,078,966
-----------------------------------------------------------------------------------

ADR - American Depository Receipt

ADS - American Depositary Shares

(1)  Non-income producing security.

                        See notes to financial statements

SPECIAL EQUITIES PORTFOLIO as of December 31, 2004

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2004

ASSETS

Investments, at value (identified cost, $39,644,438)                  $  49,166,536
Cash                                                                          6,410
Receivable for investments sold                                              69,547
Interest and dividends receivable                                             7,015
Tax reclaim receivable                                                           57
-----------------------------------------------------------------------------------
TOTAL ASSETS                                                          $  49,249,565
-----------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                     $     147,597
Payable to affiliate for Trustees' fees                                       1,402
Accrued expenses                                                             21,600
-----------------------------------------------------------------------------------
TOTAL LIABILITIES                                                     $     170,599
-----------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO             $  49,078,966
-----------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals               $  39,556,860
Net unrealized appreciation (computed on the basis of
   identified cost)                                                       9,522,106
-----------------------------------------------------------------------------------
TOTAL                                                                 $  49,078,966
-----------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2004

INVESTMENT INCOME

Dividends (net of foreign taxes, $1,108)                              $     106,013
Interest                                                                     26,105
-----------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                               $     132,118
-----------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                $     311,234
Trustees' fees and expenses                                                   7,117
Custodian fee                                                                75,298
Legal and accounting services                                                37,801
Miscellaneous                                                                 4,205
-----------------------------------------------------------------------------------
TOTAL EXPENSES                                                        $     435,655
-----------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                                         $          19
   Reduction of investment adviser fee                                        2,060
-----------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                              $       2,079
-----------------------------------------------------------------------------------

NET EXPENSES                                                          $     433,576
-----------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                   $    (301,458)
-----------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)                    $   1,786,028
   Foreign currency transactions                                             (1,320)
-----------------------------------------------------------------------------------
NET REALIZED GAIN                                                     $   1,784,708
-----------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                $     328,562
   Foreign currency                                                             (85)
-----------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                  $     328,477
-----------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                      $   2,113,185
-----------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                            $   1,811,727
-----------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                     YEAR ENDED            YEAR ENDED
                                                     DECEMBER 31, 2004     DECEMBER 31, 2003
---------------------------------------------------------------------------------------------
INCREASE (DECREASE)
IN NET ASSETS

From operations --
   Net investment loss                               $         (301,458)   $         (352,608)
   Net realized gain from investments
      and foreign currency transactions                       1,784,708             9,129,031
   Net change in unrealized
      appreciation (depreciation) from
      investments and foreign currency                          328,477             5,708,066
---------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS           $        1,811,727    $       14,484,489
---------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                     $        2,218,090    $       11,597,667
   Withdrawals                                              (10,768,954)          (21,022,395)
---------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                              $       (8,550,864)   $       (9,424,728)
---------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                $       (6,739,137)   $        5,059,761
---------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                 $       55,818,103    $       50,758,342
---------------------------------------------------------------------------------------------
AT END OF YEAR                                       $       49,078,966    $       55,818,103
---------------------------------------------------------------------------------------------

                        See notes to financial statements

SUPPLEMENTARY DATA

                                                                                     YEAR ENDED DECEMBER 31,
                                                               --------------------------------------------------------------
                                                                  2004         2003         2002         2001         2000
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+

Ratios (As a percentage of average daily net assets):
   Net expenses                                                      0.87%        0.89%        0.82%        0.75%        0.74%
   Net expenses after custodian fee reduction                        0.87%        0.89%        0.82%        0.75%        0.74%
   Net investment loss                                              (0.61)%      (0.68)%      (0.57)%      (0.53)%      (0.23)%
Portfolio Turnover                                                    264%         292%         188%          92%         136%
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                                      4.49%       31.90%      (32.40)%     (23.40)%         --
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                        $   49,079   $   55,818   $   50,758   $   82,862   $  104,429
-----------------------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Portfolio reflect a
   reduction of the investment advisor fee. Had such
   action not been taken, the ratios would have been as
   follows:

Ratios (As a percentage of average daily net assets):
   Expenses                                                          0.88%
   Expenses after custodian fee reduction                            0.88%
   Net investment loss                                              (0.62)%
-----------------------------------------------------------------------------------------------------------------------------

(1) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

SPECIAL EQUITIES PORTFOLIO as of December 31, 2004

NOTES TO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES

Special Equities Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the state of New York on May 1, 1992. The Portfolio seeks to provide growth of capital by investing primarily in common stocks of emerging growth companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At December 31, 2004, Eaton Vance Special Equities Fund held an approximate 99.9% interest in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A INVESTMENT VALUATIONS -- Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. The daily valuation of foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Portfolio may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B INCOME -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C INCOME TAXES -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

D EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

E OTHER -- Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed on the specific identification of the securities sold.

F FOREIGN CURRENCY TRANSLATION -- Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee equal to 0.625% annually of the Portfolio's average daily net assets. For the year ended December 31, 2004, the fee amounted to $311,234. Effective May 1, 2004, BMR has agreed to voluntarily reduce the investment adviser fee by an amount equal to that portion of commissions paid to broker dealers in execution of portfolio transactions attributed to the Portfolio that is consideration for third-party research services. For the year ended December 31, 2004, BMR waived $2,060 of its advisory fee. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organization. Trustees of the Portfolio that are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2004, no significant amounts have been deferred.

3  INVESTMENT TRANSACTIONS

Purchases and sales of investments, other than short-term obligations, aggregated $127,582,727 and $136,553,556, respectively, for the year ended December 31, 2004.

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2004, as computed on a federal income tax basis, were as follows:

AGGREGATE COST                            $  39,786,599
-------------------------------------------------------
Gross unrealized appreciation             $   9,676,795
Gross unrealized depreciation                  (296,858)
-------------------------------------------------------
NET UNREALIZED APPRECIATION               $   9,379,937
-------------------------------------------------------

5  LINE OF CREDIT

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2004.

SPECIAL EQUITIES PORTFOLIO as of December 31, 2004

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE TRUSTEES AND INVESTORS OF SPECIAL EQUITIES PORTFOLIO

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Special Equities Portfolio (the "Portfolio") at December 31, 2004, and the results of its operations, the changes in its net assets and the supplementary data for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 18, 2005

EATON VANCE SPECIAL EQUITIES FUND

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Special Investment Trust (the Trust) and Special Equities Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust or the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is the Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, "EVD" refers to Eaton Vance Distributors, Inc. and "Fox" refers to Fox Asset Management LLC. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM. Fox is a majority owned subsidiary of EVC.

                        POSITION(S)         TERM OF                                   NUMBER OF PORTFOLIOS
                          WITH THE        OFFICE AND                                     IN FUND COMPLEX
      NAME AND           TRUST AND         LENGTH OF        PRINCIPAL OCCUPATION(S)        OVERSEEN BY
   DATE OF BIRTH       THE PORTFOLIO        SERVICE         DURING PAST FIVE YEARS         TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE

James B. Hawkes           Trustee       Trustee of the     Chairman, President and             195              Director of EVC
11/9/41                                Trust since 1989;   Chief Executive Officer
                                       of the Portfolio    of BMR, EVC, EVM and EV;
                                          since 1992       Director of EV; Vice
                                                           President and Director
                                                           of EVD. Trustee and/or
                                                           officer of 195
                                                           registered investment
                                                           companies in the Eaton
                                                           Vance Fund Complex. Mr.
                                                           Hawkes is an interested
                                                           person because of his
                                                           positions with BMR, EVM,
                                                           EVC and EV, which are
                                                           affiliates of the Fund
                                                           and the Portfolio.

NONINTERESTED TRUSTEE(S)

Samuel L. Hayes, III    Chairman of     Trustee of the     Jacob H. Schiff                     195            Director of Tiffany
2/23/35                  the Board     Trust since 1989;   Professor of Investment                             & Co. (specialty
                        and Trustee    of the Portfolio    Banking Emeritus,                                     retailer) and
                                        since 1993 and     Harvard University                                    Telect, Inc.
                                        Chairman of the    Graduate School of                                 (telecommunication
                                       Board since 2005    Business Administration.                            services company)

William H. Park           Trustee         Since 2003       President and Chief                 195                   None
9/19/47                                                    Executive Officer, Prizm
                                                           Capital Management, LLC
                                                           (investment management
                                                           firm) (since 2002).
                                                           Executive Vice President
                                                           and Chief Financial
                                                           Officer, United Asset
                                                           Management Corporation
                                                           (a holding company
                                                           owning institutional
                                                           investment management
                                                           firms) (1982-2001).

Ronald A. Pearlman        Trustee         Since 2003       Professor of Law,                   195                   None
7/10/40                                                    Georgetown University
                                                           Law Center (since
                                                           1999). Tax Partner,
                                                           Covington & Burling,
                                                           Washington, DC
                                                           (1991-2000).

Norton H. Reamer          Trustee       Trustee of the     President, Chief                    195                   None
9/21/35                                Trust since 1989;   Executive Officer and a
                                       of the Portfolio    Director of Asset
                                          since 1993       Management Finance Corp.
                                                           (a specialty finance
                                                           company serving the
                                                           investment management
                                                           industry) (since October
                                                           2003). President,
                                                           Unicorn Corporation (an
                                                           investment and financial
                                                           advisory services
                                                           company)(since
                                                           September 2000).
                                                           Formerly, Chairman and
                                                           Chief Operating Officer,
                                                           Hellman, Jordan
                                                           Management Co., Inc. (an
                                                           investment management
                                                           company) (2000-2003).
                                                           Formerly, Advisory
                                                           Director of Berkshire
                                                           Capital Corporation
                                                           (investment banking
                                                           firm) (2002-2003).
                                                           Formerly Chairman of
                                                           the Board, United Asset
                                                           Management Corporation
                                                           (a holding company
                                                           owning institutional
                                                           investment management
                                                           firms) and Chairman,
                                                           President and Director,
                                                           UAM Funds (mutual
                                                           funds) (1980-2000).

                        POSITION(S)         TERM OF                                   NUMBER OF PORTFOLIOS
                          WITH THE        OFFICE AND                                     IN FUND COMPLEX
      NAME AND           TRUST AND         LENGTH OF        PRINCIPAL OCCUPATION(S)        OVERSEEN BY
   DATE OF BIRTH       THE PORTFOLIO        SERVICE         DURING PAST FIVE YEARS         TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
NONINTERESTED TRUSTEE(S) (CONTINUED)

Lynn A. Stout             Trustee         Since 1998       Professor of Law,                   195                   None
9/14/57                                                    University of California
                                                           at Los Angeles School of
                                                           Law (since July 2001).
                                                           Formerly, Professor of
                                                           Law, Georgetown
                                                           University Law Center.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                             POSITION(S)           TERM OF
                              WITH THE           OFFICE AND
      NAME AND               TRUST AND            LENGTH OF                         PRINCIPAL OCCUPATION(S)
   DATE OF BIRTH           THE PORTFOLIOS          SERVICE                          DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------------------------
Thomas E. Faust Jr.    President of the Trust    Since 2002     Executive Vice President of EVM, BMR, EVC and EV; Chief
5/31/58                                                         Investment Officer of EVM and BMR and Director of EVC. Chief
                                                                Executive Officer of Belair Capital Fund LLC, Belcrest Capital
                                                                Fund LLC, Belmar Capital Fund LLC, Belport Capital Fund LLC
                                                                and Belrose Capital Fund LLC (private investment companies sponsored by EVM). Officer of 59 registered investment
                                                                companies managed by EVM or BMR.

Duke E. Laflamme       Vice President of the     Since 2001     Vice President of EVM and BMR. Officer of 11 registered
7/8/69                         Trust                            investment companies managed by EVM or BMR.

Thomas H. Luster       Vice President of the     Since 2002     Vice President of EVM and BMR. Officer of 16 registered
4/8/62                         Trust                            investment companies managed by EVM or BMR.

George C. Pierides     Vice President of the     Since 2004     Senior Managing Director of Fox. Officer of 12 registered
12/26/57                       Trust                            investment companies managed by EVM or BMR.

Duncan W. Richardson      President of the       Since 2002     Senior Vice President and Chief Equity Investment Officer of
10/26/57                     Portfolio                          EVM and BMR.  Officer of 46 registered investment companies managed by EVM or BMR.

Toni Y. Shimura        Vice President of the     Since 2003     Vice President of EVM and BMR. Previously, Senior Vice
2/3/52                         Trust                            President and Portfolio Manager with Massachusetts Financial
                                                                Services Company (1993-2002). Officer of 3 registered
                                                                investment companies managed by EVM or BMR.

Kristin S. Anagnost       Treasurer of the      Since 2002(2)   Assistant Vice President of EVM and BMR. Officer of 106
6/12/65                      Portfolio                          registered investment companies managed by EVM or BMR.

Alan R. Dynner               Secretary           Since 1997     Vice President, Secretary and Chief Legal Officer of BMR, EVM,
10/10/40                                                        EVD, EV and EVC. Officer of 195 registered investment
                                                                companies managed by EVM or BMR.

James L. O'Connor      Treasurer of the Trust    Since 1989     Vice President of BMR, EVM and EVD. Officer of 117 registered
4/1/45                                                          investment companies managed by EVM or BMR.

Paul M. O'Neil            Chief Compliance       Since 2004     Vice President of EVM and BMR. Officer of 195 registered
7/11/53                       Officer                           investment companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.
(2) Prior to 2002, Ms. Anagnost served as Assistant Treasurer of the Portfolio since 1998.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge by calling 1-800-225-6265.26

                       THIS PAGE INTENTIONALLY LEFT BLANK

                       THIS PAGE INTENTIONALLY LEFT BLANK

                       THIS PAGE INTENTIONALLY LEFT BLANK

                INVESTMENT ADVISER OF SPECIAL EQUITIES PORTFOLIO
                         BOSTON MANAGEMENT AND RESEARCH
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

               ADMINISTRATOR OF EATON VANCE SPECIAL EQUITIES FUND
                             EATON VANCE MANAGEMENT
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

                              PRINCIPAL UNDERWRITER
                         EATON VANCE DISTRIBUTORS, INC.
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109
                                 (617) 482-8260

                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 CLARENDON STREET
                                BOSTON, MA 02116

                                 TRANSFER AGENT
                                    PFPC INC.
                             ATTN: EATON VANCE FUNDS
                                  P.O. BOX 9653
                            PROVIDENCE, RI 02940-9653
                                 (800) 262-1122

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                           PRICEWATERHOUSECOOPERS LLP
                                 125 HIGH STREET
                                BOSTON, MA 02110


                        EATON VANCE SPECIAL EQUITIES FUND
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

   THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. BEFORE
      INVESTING, INVESTORS SHOULD CONSIDER CAREFULLY THE FUND'S INVESTMENT OBJECTIVE(S), RISKS, AND CHARGES AND EXPENSES. THE FUND'S CURRENT PROSPECTUS
CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND AND IS AVAILABLE THROUGH YOUR
  FINANCIAL ADVISOR. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR
         SEND MONEY. FOR FURTHER INFORMATION PLEASE CALL 1-800-225-6265.

172-2/05                                                                   SESRC

[EV LOGO]

[GRAPHIC IMAGE]

ANNUAL REPORT DECEMBER 31, 2004

[GRAPHIC IMAGE]

EATON VANCE UTILITIES FUND

[GRAPHIC IMAGE]

                      IMPORTANT NOTICES REGARDING PRIVACY,
                       DELIVERY OF SHAREHOLDER DOCUMENTS,
                      PORTFOLIO HOLDINGS, AND PROXY VOTING

PRIVACY. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

  - Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

  - None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

  - Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

  - We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

      For more information about Eaton Vance's Privacy Policy, please call
                                 1-800-262-1122.

DELIVERY OF SHAREHOLDER DOCUMENTS. The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

PORTFOLIO HOLDINGS. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the Securities and Exchange Commission for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the Securities and Exchange Commision's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

PROXY VOTING. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to Portfolio securities during the 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at www.sec.gov.

EATON VANCE UTILITIES FUND as of December 31, 2004
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

[PHOTO OF JUDITH A. SARYAN]
Judith A. Saryan
Profile Manager

THE FUND

PERFORMANCE FOR THE PAST YEAR

  - During the year ended December 31, 2004, the Fund's Class A shares had a total return of 25.11%. This return resulted from an increase in net asset value (NAV)per share to $9.79 on December 31, 2004, from $8.04 on December 31, 2003, and the reinvestment of $0.231 per share in dividend income.(1)

  - The Fund's Class B shares had a total return of 24.15% during the same period, the result of an increase in NAV per share to $11.91 from $9.78 on December 31, 2003, and the reinvestment of $0.198 per share in dividend income.(1)

  - The Fund's Class C shares had a total return of 24.13% during the same period, the result of an increase in NAV per share to $12.91 from $10.60 on December 31, 2003, and the reinvestment of $0.213 per share in dividend income.(1)

  - For comparison, during the 12 months ended December 31, 2004, the average return of funds included in the S&P Utilities Index -- an unmanaged index of utility stocks -- was 24.28%.(2)

MANAGEMENT DISCUSSION

  - Utility stocks had strong performance during the year ended December 31, 2004, driven by low long-term interest rates, robust demand from institutional investors, strong financial results, and increased dividend payouts. In this favorable environment, the Fund's performance excelled, beating its Lipper Classification average for the 12-month period.(2)

  - Investors continued to favor value stocks over growth stocks in 2004, and the utility sector -- a traditional value-style sector -- was one of the strongest-performing groups in the stock market. After several years of poor performance due to the Enron scandal and the expansion into unprofitable businesses, utility companies divested many of these non-core businesses and focused on improving their balance sheets. The resulting increase in profits and cash flow allowed many companies to increase their dividend payouts, and, with the reduction in the dividend tax rate in 2003, this development was met with strong investor approval. In addition, because of deregulation, many companies were able to benefit financially from higher energy prices.

  - The Portfolio's holdings of electric utilities, its highest weighting, made a strong contribution to relative returns. Holdings of low-cost nuclear-powered electricity providers had especially strong performance. Energy stocks also drove performance, as the energy sector was among the best-performing sectors in the S&P 500 Index during the year.(2) Growing demand, coupled with continued unrest in the Middle East, kept oil and gas prices high and benefited these firms.

  - Management's strategy of global diversification also helped returns, with holdings in the United Kingdom, Italy, France, Germany, and Canada all performing well. In addition, as a result of the U.S. dollar's relative weakness, earnings and dividends generated by the Portfolio's non-U.S. holdings got a boost when they were translated back into dollars, providing a favorable tailwind for the Portfolio's foreign investments.

  - Regional Bell Operating Companies, or RBOCs, detracted from the Fund's relative returns during the period. These telephone companies underperformed the overall returns of the utilities sector due to investor concerns about long-term earnings growth rates.

THE VIEWS EXPRESSED THROUGHOUT THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGER AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND THE INVESTMENT ADVISOR DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE OR OFFERING PRICE (AS APPLICABLE) WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. FUND PERFORMANCE DURING CERTAIN PERIODS REFLECTS THE STRONG STOCK MARKET PERFORMANCE AND/OR THE STRONG PERFORMANCE OF STOCKS HELD DURING THOSE PERIODS. THIS PERFORMANCE IS NOT TYPICAL AND MAY NOT BE REPEATED. FOR PERFORMANCE AS OF THE MOST RECENT MONTH-END, PLEASE REFER TO www.eatonvance.com.


(1) THESE RETURNS DO NOT INCLUDE THE 5.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE(CDSC)FOR CLASS B AND CLASS C SHARES. IF THE SALES CHARGE WAS DEDUCTED, THE PERFORMANCE WOULD BE LOWER.

(2) IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX OR A LIPPER CLASSIFICATION. THE INDEX'S TOTAL RETURN DOES NOT REFLECT COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX.


FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

EATON VANCE UTILITIES FUND as of December 31, 2004
FUND PERFORMANCE

The line graph and table set forth below provide information about the Fund's performance. The line graph compares the performance of Class A of the Fund with that of the S&P Utilities Index, an unmanaged market index of utilities stocks, and the S&P 500 Index, an unmanaged index commonly used to measure the performance of U.S. stocks. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class A, the S&P Utilities Index, and the S&P 500 Index. Class A total returns are presented at net asset value and maximum public offering price. The table includes the total returns of each Class of the Fund at net asset value and public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

PERFORMANCE*                                  CLASS A       CLASS B      CLASS C
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
One Year                                       25.11%        24.15%        24.13%
Five Years                                      3.54          2.74          2.73
Ten Years                                      12.64         11.73         11.44
Life of Fund+                                  12.83          9.10          8.90

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year                                       17.92%        19.15%        23.13%
Five Years                                      2.32          2.42          2.73
Ten Years                                      11.97         11.73         11.44
Life of Fund+                                  12.54          9.10          8.90

+Inception Dates - Class A: 12/18/81; Class B: 11/1/93; Class C: 11/1/93

* AVERAGE ANNUAL TOTAL RETURNS DO NOT INCLUDE THE 5.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE(CDSC)FOR CLASS B AND CLASS C SHARES. IF THE SALES CHARGE WAS DEDUCTED, THE PERFORMANCE WOULD BE LOWER. SEC AVERAGE ANNUAL TOTAL RETURNS FOR CLASS A REFLECT THE MAXIMUM 5.75% SALES CHARGE. SEC RETURNS FOR CLASS B AND CLASS C SHARES REFLECT THE APPLICABLE CDSC BASED ON THE FOLLOWING SCHEDULE:5% - 1ST AND 2ND YEARS; 4% - 3RD YEAR; 3% - 4TH YEAR; 2% - 5TH YEAR; 1% - 6TH YEAR. SEC 1-YEAR RETURN FOR CLASS C REFLECTS A 1% CDSC.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE OR OFFERING PRICE (AS APPLICABLE) WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN. FUND PERFORMANCE DURING CERTAIN PERIODS REFLECTS THE STRONG STOCK MARKET PERFORMANCE AND/OR THE STRONG PERFORMANCE OF STOCKS HELD DURING THOSE PERIODS. THIS PERFORMANCE IS NOT TYPICAL AND MAY NOT BE REPEATED. FOR PERFORMANCE AS OF THE MOST RECENT MONTH-END, PLEASE REFER TO www.eatonvance.com.

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE UTILITIESFUND CLASS A VS. THE STANDARD & POOR'S 500 INDEX AND THE STANDARD & POOR'S 500 UTILITIES INDEX**

December 31, 1994 - December 31, 2004

                  EATON VANCE UTILITIES FUND    FUND, INCLUDING MAXIMUM                                  S&P 500 UTILITIES
  DATE                    CLASS A                     SALES CHARGE                  S&P 500 INDEX               INDEX
--------------------------------------------------------------------------------------------------------------------------
12/31/1994                  10000                         9425                           10000                  10000
 1/31/1995                10287.8                      9690.87                        10259.15                10653.3
 2/28/1995                10207.3                      9615.05                        10658.57                10728.4
 3/31/1995                10193.3                       9601.8                        10972.58                10548.8
 4/30/1995                10351.3                      9750.66                        11295.43                10880.9
 5/31/1995                10856.5                     10226.53                        11745.99                11663.9
 6/30/1995                10922.1                      10288.4                        12018.57                11551.1
 7/31/1995                11202.8                     10552.82                        12416.95                11536.2
 8/31/1995                  11350                     10691.48                        12447.94                11484.6
 9/30/1995                11889.3                     11199.45                        12972.98                12227.6
10/31/1995                12009.9                      11313.1                        12926.63                12405.3
11/30/1995                12199.2                     11491.36                        13493.44                12544.4
12/31/1995                12753.6                     12013.58                        13753.36                13274.7
 1/31/1996                13060.4                     12302.63                        14220.92                13533.8
 2/29/1996                12973.9                      12221.1                        14353.22                13115.4
 3/31/1996                12917.1                     12167.63                        14491.41                13014.2
 4/30/1996                12817.6                     12073.92                        14704.86                12750.1
 5/31/1996                13154.5                     12391.25                        15083.45                12942.2
 6/30/1996                13379.6                      12603.3                        15140.96                13651.3
 7/31/1996                12735.7                     11996.73                         14472.4                12778.9
 8/31/1996                13175.6                     12411.13                        14778.13                13065.3
 9/30/1996                13272.7                     12502.62                        15609.14                13182.9
10/31/1996                13471.8                     12690.13                        16039.36                13841.1
11/30/1996                13656.2                     12863.81                        17250.67                  14121
12/31/1996                13646.1                     12854.34                        16908.95                14028.5
 1/31/1997                13892.2                     13086.11                        17964.77                14102.6
 2/28/1997                13966.8                     13156.41                         18105.8                14000.8
 3/31/1997                13566.5                     12779.35                        17363.25                13547.7
 4/30/1997                13324.6                      12551.5                        18398.89                13318.3
 5/31/1997                14003.8                      13191.3                        19518.24                13908.1
 6/30/1997                14399.3                     13563.82                        20392.18                14328.5
 7/31/1997                14913.6                     14048.28                        22013.86                14641.3
 8/31/1997                14685.5                      13833.4                        20781.52                14365.1
 9/30/1997                15593.9                     14689.11                        21919.01                14976.9
10/31/1997                15005.3                     14134.65                         21187.8                15118.7
11/30/1997                15457.5                     14560.66                        22167.82                16255.8
12/31/1997                15853.5                     14933.65                        22548.25                17487.1
 1/31/1998                  16314                     15367.41                         22797.4                16777.9
 2/28/1998                16895.2                     15914.88                        24440.69                17345.9
 3/31/1998                18023.1                     16977.33                        25691.25                18474.1
 4/30/1998                17848.3                     16812.63                         25949.6                18047.8
 5/31/1998                17997.6                     16953.29                        25504.18                17981.9
 6/30/1998                18243.4                     17184.81                        26539.39                18669.1
 7/31/1998                17970.2                     16927.52                         26257.5                17725.5
 8/31/1998                16333.9                     15386.16                        22465.11                18140.9
 9/30/1998                17157.4                     16161.87                        23904.32                19576.3
10/31/1998                17135.7                      16141.4                        25846.98                19201.7
11/30/1998                18184.3                      17129.2                        27412.87                19485.3
12/31/1998                19624.5                     18485.77                         28991.5                20081.4
 1/31/1999                20997.2                     19778.88                        30203.38                19202.7
 2/28/1999                20182.4                     19011.31                        29264.83                18470.1
 3/31/1999                20773.5                     19568.16                        30435.37                18178.9
 4/30/1999                21538.3                     20288.59                        31613.96                  19734
 5/31/1999                21437.8                     20193.92                         30868.5                  20980
 6/30/1999                22203.8                     20915.38                        32580.25                  20245
 7/31/1999                22969.8                     21637.01                        31563.93                19996.7
 8/31/1999                21685.9                     20427.59                        31407.66                20201.2
 9/30/1999                22355.1                     21057.91                        30547.72                19230.3
10/31/1999                24974.3                     23525.19                        32479.97                19507.6
11/30/1999                25656.1                     24167.45                        33140.17                18059.4
12/31/1999                27622.8                     26019.96                        35090.84                18237.8
 1/31/2000                27741.6                     26131.86                           33328                20216.4
 2/29/2000                28690.5                     27025.74                        32697.78                18969.1
 3/31/2000                29428.1                     27720.53                        35894.51                19600.7
 4/30/2000                27366.6                     25778.65                        34814.98                21126.6
 5/31/2000                27064.1                     25493.68                        34100.31                22050.7
 6/30/2000                  27340                     25753.56                        34941.13                20738.4
 7/31/2000                27136.8                     25562.21                        34395.34                22208.1
 8/31/2000                29106.5                     27417.61                        36530.59                  25248
 9/30/2000                30243.8                     28488.88                        34602.51                27566.8
10/31/2000                29371.5                     27667.26                        34455.74                26504.2
11/30/2000                27422.4                     25831.23                        31741.25                26200.5
12/31/2000                29412.7                     27706.02                        31896.97                28667.1
 1/31/2001                28302.2                     26659.97                        33027.96                25881.3
 2/28/2001                28623.9                     26963.04                        30018.35                26822.8
 3/31/2001                27483.6                     25888.85                        28117.73                26642.2
 4/30/2001                29091.6                     27403.55                        30301.03                28192.7
 5/31/2001                29060.9                     27374.62                        30504.31                27293.9
 6/30/2001                26567.7                     25026.06                        29762.14                25118.6
 7/31/2001                  25745                     24251.09                        29469.05                23960.4
 8/31/2001                24754.3                     23317.93                        27626.09                23309.4
 9/30/2001                23335.2                     21981.13                        25395.39                20610.4
10/31/2001                23134.3                      21791.9                        25879.93                20536.4
11/30/2001                  22996                     21661.63                         27864.6                19433.9
12/31/2001                23844.2                     22460.57                        28108.86                19941.1
 1/31/2002                22772.7                     21451.25                        27698.88                18792.4
 2/28/2002                22348.4                     21051.63                        27164.58                18378.4
 3/31/2002                24025.6                     22631.52                        28186.34                20615.9
 4/30/2002                23290.3                     21938.82                        26478.22                  20232
 5/31/2002                23143.4                     21800.46                        26283.84                18436.2
 6/30/2002                  22219                      20929.7                        24412.29                17126.9
 7/31/2002                20077.6                     18912.57                        22509.81                14732.9
 8/31/2002                20421.8                     19236.81                        22657.17                  15286
 9/30/2002                18729.5                     17642.66                           20197                  13311
10/31/2002                20150.2                     18980.95                        21972.98                13069.1
11/30/2002                20687.9                     19487.49                        23265.02                13414.5
12/31/2002                20863.7                      19653.1                        21898.96                  13960
 1/31/2003                20257.2                     19081.76                        21326.38                  13533
 2/28/2003                  19669                     18527.65                        21005.93                12891.1
 3/31/2003                19973.7                     18814.71                        21209.31                13522.5
 4/30/2003                21206.3                     19975.77                        22955.51                14692.7
 5/31/2003                23147.5                     21804.36                        24163.82                16225.3
 6/30/2003                23420.5                     22061.47                        24472.52                16409.5
 7/31/2003                22760.1                     21439.42                        24904.21                15338.5
 8/31/2003                23050.3                     21712.73                        25388.94                15630.8
 9/30/2003                23470.4                     22108.53                        25120.12                16327.8
10/31/2003                24314.2                      22903.3                        26540.43                16500.3
11/30/2003                24705.5                     23271.89                        26773.67                16517.2
12/31/2003                26272.7                      24748.2                        28176.82                17625.8
 1/31/2004                  26845                     25287.21                        28693.89                17999.2
 2/29/2004                27254.3                      25672.8                        29092.62                18351.6
 3/31/2004                27401.2                     25811.22                        28653.76                18534.3
 4/30/2004                26726.6                      25175.7                        28204.55                17851.9
 5/31/2004                26744.7                     25192.81                        28590.83                18016.5
 6/30/2004                27306.8                     25722.28                        29146.61                18294.9
 7/31/2004                27538.6                     25940.64                        28182.06                18596.2
 8/31/2004                28103.2                     26472.44                        28295.25                19359.5
 9/30/2004                28934.8                     27255.82                        28601.52                19526.4
10/31/2004                30285.6                     28528.22                        29038.47                  20479
11/30/2004                31873.7                     30024.11                        30213.04                21342.5
12/31/2004                  32869                     30961.69                        31240.83                21905.2

** SOURCE: THOMSON FINANCIAL. CLASS A OF THE FUND COMMENCED INVESTMENT OPERATIONS ON 12/18/81.

     A $10,000 HYPOTHETICAL INVESTMENT AT NET ASSET VALUE IN CLASS B AND C SHARES OVER THE SAME PERIOD WOULD HAVE BEEN VALUED AT $30,320 AND $29,542, RESPECTIVELY. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. THE INDEX'S TOTAL RETURN DOES NOT REFLECT COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX.

[CHART]

COMMON STOCK INVESTMENTS BY SECTOR++

By Net Assets

     UTILITIES               57.48%
     TELECOMMUNICATIONS      25.23%
     ENERGY                   8.24%
     INDUSTRIALS              3.91%
     CONSUMER DISCRETIONARY   0.67%

++   Portfolio information subject to change due to active management.

EATON VANCE UTILITIES FUND as of December 31, 2004
FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 - December 31, 2004).

Actual Expenses: The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                           EATON VANCE UTILITIES FUND

                                               BEGINNING ACCOUNT VALUE    ENDING ACCOUNT VALUE      EXPENSES PAID DURING PERIOD*
                                                        (7/1/04)              (12/31/04)               (7/1/04 - 12/31/04)
        -------------------------------------------------------------------------------------------------------------------------
        Actual
        Class A                                       $   1,000.00            $   1,203.68                $     6.09
        Class B                                       $   1,000.00            $   1,198.44                $    10.22
        Class C                                       $   1,000.00            $   1,198.73                $    10.22

        Hypothetical
        (5% return per year before expenses)
        Class A                                       $   1,000.00            $   1,019.60                $     5.58
        Class B                                       $   1,000.00            $   1,015.80                $     9.37
        Class C                                       $   1,000.00            $   1,015.80                $     9.37

        * Expenses are equal to the Fund's annualized expense ratio of 1.10% for Class A shares, 1.85% for Class B shares, and 1.85% for Class C shares multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2004. The Example reflects the expenses of both the Fund and the Portfolio.

EATON VANCE UTILITIES FUND as of December 31, 2004
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2004

ASSETS

Investment in Utilities Portfolio, at value (identified cost, $470,686,504)             $   625,638,942
Receivable for Fund shares sold                                                               1,412,699
Prepaid expenses                                                                                 16,442
-------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                            $   627,068,083
-------------------------------------------------------------------------------------------------------

LIABILITIES

Payable for Fund shares redeemed                                                        $       993,610
Payable to affiliate for distribution and service fees                                           12,402
Payable to affiliate for Trustees' fees                                                             662
Accrued expenses                                                                                 68,822
-------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                       $     1,075,496
-------------------------------------------------------------------------------------------------------
NET ASSETS                                                                              $   625,992,587
-------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Paid-in capital                                                                         $   491,888,511
Accumulated net realized loss from Portfolio (computed on the basis of
   identified cost)                                                                         (21,709,919)
Undistributed net investment income                                                             861,557
Net unrealized appreciation from Portfolio (computed on the basis of
   identified cost)                                                                         154,952,438
-------------------------------------------------------------------------------------------------------
TOTAL                                                                                   $   625,992,587
-------------------------------------------------------------------------------------------------------

CLASS A SHARES
NET ASSETS                                                                              $   488,659,244
SHARES OUTSTANDING                                                                           49,927,261
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding)                    $          9.79
MAXIMUM OFFERING PRICE PER SHARE
   (100 DIVIDED BY 94.25 of $9.79)                                                      $         10.39
-------------------------------------------------------------------------------------------------------

CLASS B SHARES
NET ASSETS                                                                              $    72,435,026
SHARES OUTSTANDING                                                                            6,080,188
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE (NOTE 6)
   (net assets DIVIDED BY shares of beneficial interest outstanding)                    $         11.91
-------------------------------------------------------------------------------------------------------

CLASS C SHARES
NET ASSETS                                                                              $    64,898,317
SHARES OUTSTANDING                                                                            5,025,455
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE (NOTE 6)
   (net assets DIVIDED BY shares of beneficial interest outstanding)                    $         12.91
-------------------------------------------------------------------------------------------------------
On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 2004

INVESTMENT INCOME

Dividends allocated from Portfolio (net of foreign taxes, $896,199)                     $    20,036,494
Interest allocated from Portfolio                                                               112,916
Expenses allocated from Portfolio                                                            (3,727,547)
-------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO                                                    $    16,421,863
-------------------------------------------------------------------------------------------------------

EXPENSES

Trustees' fees and expenses                                                             $         2,808
Distribution and service fees
   Class A                                                                                    1,030,798
   Class B                                                                                      614,903
   Class C                                                                                      449,885
Transfer and dividend disbursing agent fees                                                     478,265
Registration fees                                                                                80,915
Printing and postage                                                                             42,340
Legal and accounting services                                                                    38,141
Custodian fee                                                                                    34,290
Miscellaneous                                                                                    19,137
-------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                          $     2,791,482
-------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                                   $    13,630,381
-------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED
GAIN (LOSS) FROM PORTFOLIO

Net realized gain (loss)--
   Investment transactions (identified cost basis)                                      $    30,487,381
   Foreign currency transactions                                                                (42,078)
-------------------------------------------------------------------------------------------------------
NET REALIZED GAIN                                                                       $    30,445,303
-------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)--
   Investments (identified cost basis)                                                  $    76,938,501
   Foreign currency                                                                               8,155
-------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                                    $    76,946,656
-------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                                        $   107,391,959
-------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                              $   121,022,340
-------------------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                                                              YEAR ENDED          YEAR ENDED
IN NET ASSETS                                                                    DECEMBER 31, 2004   DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------
From operations--
   Net investment income                                                            $   13,630,381      $   10,125,652
   Net realized gain from investment and
      foreign currency transactions                                                     30,445,303          14,168,279
   Net change in unrealized
      appreciation (depreciation) from
      investments and foreign currency                                                  76,946,656          66,337,796
----------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                          $  121,022,340      $   90,631,727
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders--
   From net investment income
      Class A                                                                       $  (11,208,645)     $   (9,258,597)
      Class B                                                                           (1,166,702)         (1,271,016)
      Class C                                                                             (848,866)           (403,376)
----------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                                 $  (13,224,213)     $  (10,932,989)
----------------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest--
   Proceeds from sale of shares
      Class A                                                                       $   77,123,087      $   51,986,969
      Class B                                                                           21,845,949          23,681,234
      Class C                                                                           34,137,706          16,320,350
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                                                            7,565,186           6,113,158
      Class B                                                                              746,831             868,489
      Class C                                                                              466,803             249,531
   Cost of shares redeemed
      Class A                                                                          (62,097,179)        (58,713,417)
      Class B                                                                          (11,550,301)         (8,436,979)
      Class C                                                                           (8,248,153)         (3,662,872)
   Net asset value of shares exchanged
      Class A                                                                           22,478,034                  --
      Class B                                                                          (22,478,034)                 --
----------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                                                               $   59,989,929      $   28,406,463
----------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                                          $  167,788,056      $  108,105,201
----------------------------------------------------------------------------------------------------------------------

                                                                                 YEAR ENDED          YEAR ENDED
NET ASSETS                                                                       DECEMBER 31, 2004   DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------
At beginning of year                                                                $  458,204,531      $  350,099,330
----------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                                                      $  625,992,587      $  458,204,531
----------------------------------------------------------------------------------------------------------------------

UNDISTRIBUTED NET
INVESTMENT INCOME
INCLUDED IN NET ASSETS

AT END OF YEAR                                                                      $      861,557      $      497,470
----------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

FINANCIAL HIGHLIGHTS

                                                                                          CLASS A
                                                              ----------------------------------------------------------------
                                                                                  YEAR ENDED DECEMBER 31,
                                                              ----------------------------------------------------------------
                                                               2004(1)       2003(1)       2002(1)       2001(1)      2000(1)
------------------------------------------------------------------------------------------------------------------------------
Net asset value--Beginning of year                            $   8.040     $   6.580     $   7.740     $  10.060    $  11.650
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                         $   0.238     $   0.196     $   0.207     $   0.141    $   0.134
Net realized and unrealized gain (loss)                           1.743         1.474        (1.174)       (1.997)       0.593
------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                           $   1.981     $   1.670     $  (0.967)    $  (1.856)   $   0.727
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                                    $  (0.231)    $  (0.210)    $  (0.193)    $  (0.155)   $  (0.115)
From net realized gain                                               --            --            --        (0.309)      (2.202)
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                           $  (0.231)    $  (0.210)    $  (0.193)    $  (0.464)   $  (2.317)
------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE--END OF YEAR                                  $   9.790     $   8.040     $   6.580     $   7.740    $  10.060
------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                                                   25.11%        25.92%       (12.50)%      (18.93)%       6.48%
------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)                       $ 488,659     $ 358,460     $ 295,493     $ 360,738    $ 492,352
Ratios (As a percentage of average daily net assets):
   Expenses(3)                                                     1.10%+        1.15%         1.14%         1.10%        1.08%
   Expenses after custodian fee reduction(3)                       1.10%+        1.15%         1.14%         1.10%        1.08%
   Interest expense(3)                                               --(4)         --(4)         --(4)       0.01%        0.01%
   Net investment income                                           2.79%+        2.81%         2.99%         1.62%        1.18%
Portfolio Turnover of the Portfolio                                  59%          106%          146%          169%         149%
------------------------------------------------------------------------------------------------------------------------------

+ The operating expenses of the Portfolio reflect a reduction of the investment advisor fee. Had such actions not been taken, the ratios would have been the same.
(1) Net investment income per share was computed using average shares outstanding.
(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(3)  Includes the Fund's share of the Portfolio's allocated expenses.
(4)  Represents less than 0.01%.

                        See notes to financial statements

                                                                                          CLASS B
                                                              ----------------------------------------------------------------
                                                                                  YEAR ENDED DECEMBER 31,
                                                              ----------------------------------------------------------------
                                                               2004(1)       2003(1)       2002(1)       2001(1)      2000(1)
------------------------------------------------------------------------------------------------------------------------------
Net asset value--Beginning of year                            $   9.780     $   8.010     $   9.440     $  12.180    $  13.680
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                         $   0.203     $   0.174     $   0.189     $   0.092    $   0.056
Net realized and unrealized gain (loss)                           2.125         1.796        (1.439)       (2.423)       0.691
------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                           $   2.328     $   1.970     $  (1.250)    $  (2.331)   $   0.747
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                                    $  (0.198)    $  (0.200)    $  (0.180)    $  (0.100)   $  (0.045)
From net realized gain                                               --            --            --        (0.309)      (2.202)
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                           $  (0.198)    $  (0.200)    $  (0.180)    $  (0.409)   $  (2.247)
------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE--END OF YEAR                                  $  11.910     $   9.780     $   8.010     $   9.440    $  12.180
------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                                                   24.15%        25.03%       (13.24)%      (19.51)%       5.61%
------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)                       $  72,435     $  71,199     $  43,244     $  54,199    $  71,098
Ratios (As a percentage of average daily net assets):
   Expenses(3)                                                     1.85%+        1.90%         1.89%         1.85%        1.85%
   Expenses after custodian fee reduction(3)                       1.85%+        1.90%         1.89%         1.85%        1.85%
   Interest expense(3)                                               --(4)         --(4)         --(4)       0.01%        0.01%
   Net investment income                                           1.96%+        2.03%         2.24%         0.87%        0.42%
Portfolio Turnover of the Portfolio                                  59%          106%          146%          169%         149%
------------------------------------------------------------------------------------------------------------------------------

+ The operating expenses of the Portfolio reflect a reduction of the investment advisor fee. Had such actions not been taken, the ratios would have been the same.
(1) Net investment income per share was computed using average shares outstanding.
(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(3)  Includes the Fund's share of the Portfolio's allocated expenses.
(4)  Represents less than 0.01%.

                        See notes to financial statements

                                                                                          CLASS C
                                                               ---------------------------------------------------------------
                                                                                  YEAR ENDED DECEMBER 31,
                                                               ---------------------------------------------------------------
                                                               2004(1)       2003(1)       2002(1)       2001(1)      2000(1)
------------------------------------------------------------------------------------------------------------------------------
Net asset value--Beginning of year                            $  10.600     $   8.670     $  10.200     $  13.130    $  14.580
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                         $   0.226     $   0.183     $   0.204     $   0.099    $   0.058
Net realized and unrealized gain (loss)                           2.297         1.952        (1.549)       (2.620)       0.739
------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                           $   2.523     $   2.135     $  (1.345)    $  (2.521)   $   0.797
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                                    $  (0.213)    $  (0.205)    $  (0.185)    $  (0.100)   $  (0.045)
From net realized gain                                               --            --            --        (0.309)      (2.202)
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                           $  (0.213)    $  (0.205)    $  (0.185)    $  (0.409)   $  (2.247)
------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE--END OF YEAR                                  $  12.910     $  10.600     $   8.670     $  10.200    $  13.130
------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                                                   24.13%        25.03%       (13.24)%      (19.55)%       5.60%
------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)                       $  64,898     $  28,546     $  11,363     $   9,652    $  10,806
Ratios (As a percentage of average daily net assets):
   Expenses(3)                                                     1.85%+        1.90%         1.89%         1.85%        1.85%
   Expenses after custodian fee reduction(3)                       1.85%+        1.90%         1.89%         1.85%        1.85%
   Interest expense(3)                                               --(4)         --(4)         --(4)       0.01%        0.01%
   Net investment income                                           2.00%+        1.96%         2.25%         0.87%        0.41%
Portfolio Turnover of the Portfolio                                  59%          106%          146%          169%         149%
------------------------------------------------------------------------------------------------------------------------------

+ The operating expenses of the Portfolio reflect a reduction of the investment advisor fee. Had such actions not been taken, the ratios would have been the same.
(1) Net investment income per share was computed using average shares outstanding.
(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(3)  Includes the Fund's share of the Portfolio's allocated expenses.
(4)  Represents less than 0.01%.

                        See notes to financial statements

EATON VANCE UTILITIES FUND as of December 31, 2004
NOTES TO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES

   Eaton Vance Utilities Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares: Class A, Class B and Class C shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see
   Note 6). The Trustees have adopted a conversion feature pursuant to which Class B shares of the Fund automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Effective November 19, 2004, the Fund began offering Class I shares although none were issued as of December 31, 2004. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in the Utilities Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.9% at December 31, 2004). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

   B INCOME -- The Fund's net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

   C FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. The Fund, for federal income tax purposes, had a capital loss carryover which will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. The capital loss carryover of $21,632,478 will expire on December 31, 2010. During the year ended December 31, 2004, capital loss carryovers of $30,234,496 were utilized to offset net realized gains.

   D OTHER -- Investment transactions are accounted for on a trade-date basis.

   E USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   F INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

   G EXPENSES -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

   H EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the

   Portfolio maintain with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations. For the year ended December 31, 2004, there were no credit balances used to reduce the Fund's custodian fee.

2  DISTRIBUTIONS TO SHAREHOLDERS

   The Fund's policy is to distribute monthly substantially all of the net investment income allocated to the Fund by the Portfolio (less the Fund's direct expenses) and to distribute at least annually substantially all of its net realized capital gains so allocated. Distributions are paid in the form of additional shares of the same class or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

   The tax character of the distributions declared for the years ended December 31, 2004 and December 31, 2003 was as follows:

                                            YEAR ENDED      YEAR ENDED
                                              12/31/04        12/31/03
   -------------------------------------------------------------------
   Distributions declared from:
   Ordinary income                      $   13,224,213  $   10,932,989

   During the year ended December 31, 2004, paid-in capital was increased by $2, undistributed net investment income was decreased by $42,081, and accumulated net realized loss was decreased by $42,079 primarily due to differences between book and tax accounting for currency transactions. This change had no effect on the net assets or the net asset value per share.

   As of December 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

   Undistributed income                                 $      861,557
   Capital loss carryforwards                           $  (21,632,478)

   The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the statement of assets and liabilities are primarily due to wash sales.

3  SHARES OF BENEFICIAL INTEREST

   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                            YEAR ENDED DECEMBER 31,
                                        ------------------------------
   CLASS A                                   2004            2003
   -------------------------------------------------------------------
   Sales                                     8,997,276       7,278,172
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                            885,699         876,369
   Redemptions                              (7,267,735)     (8,487,079)
   Exchange from Class B shares              2,715,995              --
   -------------------------------------------------------------------
   NET INCREASE (DECREASE)                   5,331,235        (332,538)
   -------------------------------------------------------------------

                                            YEAR ENDED DECEMBER 31,
                                        ------------------------------
   CLASS B                                   2004            2003
   -------------------------------------------------------------------
   Sales                                     2,079,759       2,778,540
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                             72,672         102,389
   Redemptions                              (1,118,817)       (999,817)
   Exchange to Class A shares               (2,232,264)             --
   -------------------------------------------------------------------
   NET INCREASE (DECREASE)                  (1,198,650)      1,881,112
   -------------------------------------------------------------------

                                            YEAR ENDED DECEMBER 31,
                                        ------------------------------
   CLASS C                                   2004            2003
   -------------------------------------------------------------------
   Sales                                     3,024,272       1,754,362
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                             41,605          26,986
   Redemptions                                (733,644)       (398,656)
   -------------------------------------------------------------------
   NET INCREASE                              2,332,233       1,382,692
   -------------------------------------------------------------------

4  TRANSACTIONS WITH AFFILIATES

   Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to

   Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the year ended December 31, 2004, EVM earned $39,097 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $162,824 from the Fund as its portion of the sales charge on sales of Class A shares for the year ended December 31, 2004.

   Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5  DISTRIBUTION AND SERVICE PLANS

   The Fund has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see
   Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $461,177 and $337,414 for Class B and Class C shares, respectively, to or payable to EVD for the year ended December 31, 2004, representing 0.75% of the average daily net assets for Class B and Class C shares. At December 31, 2004, the amounts of Uncovered Distribution Charges EVD calculated under the Plans were approximately $1,405,000 and $4,416,000 for Class B and Class C shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class A, Class B, and Class C shares for any fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees for the year ended December 31, 2004 amounted to $1,030,798, $153,726, and $112,471 for Class A, Class B, and Class C shares, respectively.

6  CONTINGENT DEFERRED SALES CHARGE

   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. A CDSC of 1% is imposed on any redemption of Class A shares made within 12 months of purchase that were acquired at net asset value if the purchase amount was $1 million or more. Investors who purchase Class A shares in a single fund purchase in a single transaction at net asset value in amounts of $5 million or more will not be subject to any CDSC for such investment or any subsequent investment in the same fund. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plans (See Note
   5). CDSC charges received when no Uncovered Distribution Charges exist will be retained by the Fund. The Fund was informed that EVD received approximately $48, $189,000 and $13,000 of CDSC paid by shareholders for Class A, Class B and Class C shares, respectively, for the year ended December 31, 2004.

7  INVESTMENT TRANSACTIONS

   Increases and decreases in the Fund's investment in the Portfolio aggregated $132,359,731 and $88,873,138, respectively, for the year ended December 31, 2004.

EATON VANCE UTILITIES FUND as of December 31, 2004
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE TRUSTEES AND SHAREHOLDERS
OF EATON VANCE UTILITIES FUND:

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Eaton Vance Utilities Fund, a series of Eaton Vance Special Investment Trust, (the "Fund") at December 31, 2004, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 18, 2005

EATON VANCE UTILITIES FUND as of December 31, 2004
FEDERAL TAX INFORMATION (UNAUDITED)

The Form 1099-DIV you received in January 2005 showed the tax status of all distributions paid to your account in calendar 2004. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code regulations, shareholders must be notified within 60 days of the Fund's fiscal year end regarding the status of qualified dividend income for individuals and the dividends received deduction for corporations.

QUALIFIED DIVIDEND INCOME. The Fund designates 100%, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

DIVIDENDS RECEIVED DEDUCTION. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund's dividend distribution that qualifies under tax law. For the Fund's fiscal 2004 ordinary income dividends, 83% qualifies for the corporate dividends received deduction.

UTILITIES PORTFOLIO as of December 31, 2004
PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 95.5%

SECURITY                                                 SHARES             VALUE
--------------------------------------------------------------------------------------------
AUTO AND PARTS -- 2.8%

Adesa, Inc.                                                       825,000   $     17,506,500
--------------------------------------------------------------------------------------------
                                                                            $     17,506,500
--------------------------------------------------------------------------------------------

BROADCASTING AND CABLE -- 0.2%

Antena 3 Television SA(1)                                             845   $         60,848
Ovation, Inc.(1)(2)                                                18,040          1,027,034
--------------------------------------------------------------------------------------------
                                                                            $      1,087,882
--------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 29.3%

ALLETE, Inc.                                                      316,666   $     11,637,475
Edison International                                              600,000         19,218,000
Enel SPA                                                          500,000          4,915,083
Energy East Corp.                                                 560,000         14,940,800
Entergy Corp.                                                     305,000         20,614,950
Exelon Corp.                                                      461,250         20,327,287
Fortis, Inc.                                                       50,000          2,900,305
Fortum Oyj                                                        450,000          8,308,023
FPL Group, Inc.                                                   100,000          7,475,000
National Grid Transco PLC                                         563,810          5,368,850
Northeast Utilities                                               100,000          1,885,000
NSTAR                                                             100,000          5,428,000
Pepco Holdings, Inc.                                              250,000          5,330,000
PPL Corp.                                                         180,000          9,590,400
Public Power Corp.                                                 65,000          1,818,655
Scottish and Southern Energy PLC                                  500,000          8,355,689
Terna SPA                                                       2,250,000          6,453,039
TXU Corp.                                                         325,000         20,982,000
Westar Energy, Inc.                                               181,500          4,150,905
Wisconsin Energy Corp.                                            100,000          3,371,000
--------------------------------------------------------------------------------------------
                                                                            $    183,070,461
--------------------------------------------------------------------------------------------

ENGINEERING AND CONSTRUCTION -- 1.1%

Bouygues SA                                                       150,000   $      6,929,482
--------------------------------------------------------------------------------------------
                                                                            $      6,929,482
--------------------------------------------------------------------------------------------

GAS UTILITIES -- 8.5%

AGL Resources, Inc.                                               130,000   $      4,321,200
Equitable Resources, Inc.                                         210,000         12,738,600
KeySpan Corp.                                                     100,000          3,945,000
Kinder Morgan, Inc.                                                75,000          5,484,750
ONEOK, Inc.                                                       272,600   $      7,747,292
Questar Corp.                                                     100,000          5,096,000
Williams Co., Inc. (The)                                          850,000         13,846,500
--------------------------------------------------------------------------------------------
                                                                            $     53,179,342
--------------------------------------------------------------------------------------------

INTEGRATED OIL -- 6.5%

BP PLC ADR                                                        175,000   $     10,220,000
ChevronTexaco Corp.                                                70,000          3,675,700
ConocoPhillips                                                     50,000          4,341,500
Exxon Mobil Corp.                                                 150,000          7,689,000
Statoil ASA ADR                                                   250,000          3,970,000
Total SA ADR                                                      100,000         10,984,000
--------------------------------------------------------------------------------------------
                                                                            $     40,880,200
--------------------------------------------------------------------------------------------

OIL AND GAS-EXPLORATION AND PRODUCTION -- 1.7%

Occidental Petroleum Corp.                                         60,000   $      3,501,600
Talisman Energy, Inc.                                             170,000          4,583,200
Whiting Petroleum Corp.(1)                                         85,000          2,571,250
--------------------------------------------------------------------------------------------
                                                                            $     10,656,050
--------------------------------------------------------------------------------------------

PUBLISHING -- 0.4%

Pearson PLC                                                       200,000   $      2,408,633
--------------------------------------------------------------------------------------------
                                                                            $      2,408,633
--------------------------------------------------------------------------------------------

TELECOMMUNICATIONS SERVICES -- 7.0%

Alltel Corp.                                                       50,000   $      2,938,000
Belgacom SA(1)                                                    100,000          4,314,917
China Netcom Group Corp. (Hong Kong), Ltd. ADR(1)                   2,500             66,900
Deutsche Telekom AG(1)                                            350,000          7,914,258
Elisa Oyj(1)                                                      130,000          2,086,219
Portugal Telecom, SGPS, SA                                        500,000          6,169,687
Sprint Corp.                                                      250,000          6,212,500
Telecom Italia SPA                                              1,500,000          4,860,435
Telenor ASA                                                     1,000,000          9,089,249
--------------------------------------------------------------------------------------------
                                                                            $     43,652,165
--------------------------------------------------------------------------------------------

TELEPHONE UTILITIES -- 15.9%

BCE, Inc.                                                         525,400   $     12,677,902
BellSouth Corp.                                                   575,000         15,979,250
CenturyTel, Inc.                                                   50,000          1,773,500
Chunghwa Telecom Co., Ltd. ADR                                    154,800          3,258,540

                        See notes to financial statements

SECURITY                                                 SHARES             VALUE
--------------------------------------------------------------------------------------------
TELEPHONE UTILITIES (CONTINUED)

Citizens Communications Co.                                       600,000   $      8,274,000
SBC Communications, Inc.                                          575,000         14,817,750
TDC A/S                                                           335,600         14,219,337
Telefonos de Mexico SA de CV (Telmex) ADR                         250,000          9,580,000
Verizon Communications, Inc.                                      470,000         19,039,700
--------------------------------------------------------------------------------------------
                                                                            $     99,619,979
--------------------------------------------------------------------------------------------

TRANSPORTATION -- 0.3%

Societe des Autoroutes Paris-Rhin-Rhone(1)                         30,000   $      1,812,560
--------------------------------------------------------------------------------------------
                                                                            $      1,812,560
--------------------------------------------------------------------------------------------

UTILITIES-ELECTRICAL AND GAS -- 17.2%

CMS Energy Corp.(1)                                             1,100,000   $     11,495,000
Dominion Resources, Inc.                                           60,000          4,064,400
E.ON AG                                                           170,000         15,452,622
Energias de Portugal SA                                           100,000            303,113
FirstEnergy Corp.                                                 150,000          5,926,500
MDU Resources Group, Inc.                                         163,350          4,358,178
NorthWestern Corp.(1)                                             225,000          6,300,000
NRG Energy, Inc.(1)                                               240,000          8,652,000
Ormat Technologies, Inc.(1)                                       316,400          5,150,992
PG&E Corp.(1)                                                     575,000         19,136,000
RWE AG                                                            160,000          8,856,794
Scottish Power PLC                                              1,054,290          8,152,458
Sempra Energy                                                     270,000          9,903,600
--------------------------------------------------------------------------------------------
                                                                            $    107,751,657
--------------------------------------------------------------------------------------------

WATER UTILITIES -- 2.5%

Aqua America, Inc.                                                325,000   $      7,991,750
United Utilities PLC                                              630,207          7,601,350
--------------------------------------------------------------------------------------------
                                                                            $     15,593,100
--------------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATIONS SERVICES -- 2.1%

Centennial Communications Corp.(1)                                101,200   $        802,516
TELUS Corp.                                                       250,000          7,225,000
Vodafone Group PLC ADR                                            200,000          5,476,000
--------------------------------------------------------------------------------------------
                                                                            $     13,503,516
--------------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
   (IDENTIFIED COST $444,166,957)                                           $    597,651,527
--------------------------------------------------------------------------------------------

CONVERTIBLE PREFERRED STOCKS -- 3.9%

SECURITY                                                 SHARES             VALUE
--------------------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 1.5%

FPL Group, Inc.                                                   150,000   $      9,226,500
--------------------------------------------------------------------------------------------
                                                                            $      9,226,500
--------------------------------------------------------------------------------------------

GAS UTILITIES -- 0.8%

KeySpan Corp.                                                     100,000   $      5,217,000
--------------------------------------------------------------------------------------------
                                                                            $      5,217,000
--------------------------------------------------------------------------------------------

OIL AND GAS-EQUIPMENT AND SERVICES -- 0.4%

Williams Holdings of Delaware(3)                                   29,400   $      2,469,600
--------------------------------------------------------------------------------------------
                                                                            $      2,469,600
--------------------------------------------------------------------------------------------

UTILITIES-ELECTRICAL AND GAS -- 1.2%

Cinergy Corp.                                                     120,000   $      7,608,000
--------------------------------------------------------------------------------------------
                                                                            $      7,608,000
--------------------------------------------------------------------------------------------

TOTAL CONVERTIBLE PREFERRED STOCKS
   (IDENTIFIED COST $19,973,200)                                            $     24,521,100
--------------------------------------------------------------------------------------------

PREFERRED STOCKS -- 0.1%

SECURITY                                                 SHARES             VALUE
--------------------------------------------------------------------------------------------
BROADCASTING AND CABLE -- 0.1%

Ovation, Inc. (PIK)(1)(2)                                             807   $        428,896
--------------------------------------------------------------------------------------------
                                                                            $        428,896
--------------------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS
   (IDENTIFIED COST $3,595,225)                                             $        428,896
--------------------------------------------------------------------------------------------

CONVERTIBLE BONDS -- 0.0%

                                                         PRINCIPAL
                                                         AMOUNT
SECURITY                                                 (000'S OMITTED)    VALUE
--------------------------------------------------------------------------------------------
Reliant Resources, Inc., 5.00%, 8/15/10(3)               $            100   $        164,750
--------------------------------------------------------------------------------------------

TOTAL CONVERTIBLE BONDS
   (IDENTIFIED COST, $100,000)                                              $        164,750
--------------------------------------------------------------------------------------------

                        See notes to financial statements

WARRANTS -- 0.0%

SECURITY                                                 SHARES             VALUE
--------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 0.0%

Lucent Technologies, Inc., Exp. 12/10/07(1)                         8,205   $         12,964
--------------------------------------------------------------------------------------------
                                                                            $         12,964
--------------------------------------------------------------------------------------------

TOTAL WARRANTS
   (IDENTIFIED COST $0)                                                     $         12,964
--------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 0.3%

                                                         PRINCIPAL
                                                         AMOUNT
SECURITY                                                 (000'S OMITTED)    VALUE
--------------------------------------------------------------------------------------------
Investors Bank and Trust Company Time Deposit,
2.25%, 1/3/05                                            $          1,532   $      1,532,000
--------------------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
   (AT AMORTIZED COST, $1,532,000)                                          $      1,532,000
--------------------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 99.8%
   (IDENTIFIED COST $469,367,382)                                           $    624,311,237
--------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 0.2%                                      $      1,327,747
--------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                        $    625,638,984
--------------------------------------------------------------------------------------------

ADR - American Depository Receipt
PIK - Payment In Kind.

(1)  Non-income producing security.
(2) Private Placement security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, the aggregate value of the securities is $2,634,350 or 0.4% of the Portfolio's net assets.

COUNTRY CONCENTRATION OF PORTFOLIO

                                                         PERCENTAGE
COUNTRY                                                  OF NET ASSETS      VALUE
--------------------------------------------------------------------------------------------
Belgium                                                       0.7%          $      4,314,917
Canada                                                        4.4                 27,386,407
Denmark                                                       2.3                 14,219,337
Finland                                                       1.7                 10,394,242
France                                                        3.1                 19,726,042
Germany                                                       5.1                 32,223,673
Greece                                                        0.3                  1,818,655
Hong Kong                                                     0.0                     66,900
Italy                                                         2.6                 16,228,558
Mexico                                                        1.5                  9,580,000
Norway                                                        2.1                 13,059,248
Portugal                                                      1.0                  6,472,800
Spain                                                         0.0                     60,848
Taiwan                                                        0.5                  3,258,540
United Kingdom                                                7.6                 47,582,980
United States                                                66.9                417,918,090

                        See notes to financial statements

UTILITIES PORTFOLIO as of December 31, 2004
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2004

ASSETS

Investments, at value (identified cost, $469,367,382)                        $   624,311,237
Cash                                                                                  79,714
Interest and dividends receivable                                                  1,193,082
Tax reclaim receivable                                                                83,255
--------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                 $   625,667,288
--------------------------------------------------------------------------------------------

LIABILITIES

Payable to affiliate for Trustees' fees                                      $         4,337
Accrued expenses                                                                      23,967
--------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                            $        28,304
--------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO                    $   625,638,984
--------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals                      $   470,686,541
Net unrealized appreciation (computed on the basis of identified cost)           154,952,443
--------------------------------------------------------------------------------------------
TOTAL                                                                        $   625,638,984
--------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 2004

INVESTMENT INCOME

Dividends (net of foreign taxes, $896,199)                                   $    20,036,496
Interest                                                                             112,916
--------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                      $    20,149,412
--------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                       $     3,364,781
Trustees' fees and expenses                                                           18,256
Custodian fee                                                                        298,412
Legal and accounting services                                                         36,455
Interest expense                                                                       4,639
Miscellaneous                                                                         13,895
--------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                               $     3,736,438
--------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                                                $             2
   Reduction of investment adviser fee                                                 8,889
--------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                                     $         8,891
--------------------------------------------------------------------------------------------

NET EXPENSES                                                                 $     3,727,547
--------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                        $    16,421,865
--------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)                           $    30,487,383
   Foreign currency transactions                                                     (42,078)
--------------------------------------------------------------------------------------------
NET REALIZED GAIN                                                            $    30,445,305
--------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                       $    76,938,505
   Foreign currency                                                                    8,155
--------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                         $    76,946,660
--------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                             $   107,391,965
--------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                   $   123,813,830
--------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                                                              YEAR ENDED         YEAR ENDED
IN NET ASSETS                                                                    DECEMBER 31, 2004  DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------------------------
From operations--
   Net investment income                                                           $   16,421,865     $   12,308,591
   Net realized gain from
      investment and foreign
      currency transactions                                                            30,445,305         14,168,280
   Net change in unrealized
      appreciation (depreciation)
      from investments and
      foreign currency                                                                 76,946,660         66,337,801
--------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                         $  123,813,830     $   92,814,672
--------------------------------------------------------------------------------------------------------------------
Capital transactions--
   Contributions                                                                   $  132,359,731     $   91,610,795
   Withdrawals                                                                        (88,873,138)       (77,164,674)
--------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                                                            $   43,486,593     $   14,446,121
--------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                                         $  167,300,423     $  107,260,793
--------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                                               $  458,338,561     $  351,077,768
--------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                                                     $  625,638,984     $  458,338,561
--------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

SUPPLEMENTARY DATA

                                                                                     YEAR ENDED DECEMBER 31,
                                                              ----------------------------------------------------------------
                                                                2004          2003          2002          2001         2000
------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+

Ratios (As a percentage of average daily net assets):
   Net expenses                                                    0.72%         0.72%         0.73%         0.71%        0.71%
   Net expenses after custodian fee reduction                      0.72%         0.72%         0.73%         0.71%        0.71%
   Interest expense                                                  --(1)         --(1)         --(1)       0.01%        0.01%
   Net investment income                                           3.16%         3.22%         3.40%         2.00%        1.54%
Portfolio Turnover                                                   59%          106%          146%          169%         149%
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                                                   25.57%        26.44%       (12.13)%      (18.61)%         --
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                       $ 625,639     $ 458,339     $ 351,078     $ 425,707    $ 574,586
------------------------------------------------------------------------------------------------------------------------------

+ The operating expenses of the Portfolio reflect a reduction of the investment advisor fee. Had such actions not been taken, the ratios and net investment income per share would have been the same.
(1)  Represents less than 0.01%.
(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

UTILITIES PORTFOLIO as of December 31, 2004
NOTES TO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES

   Utilities Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on May 1, 1992, seeks to achieve total return by investing principally in dividend-paying common stocks and dividend-paying or interest-bearing securities that are convertible into common stock. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At December 31, 2004, the Eaton Vance Utilities Fund held an approximate 99.9% interest in the Portfolio. Under normal circumstances the Portfolio invests at least 80% of its net assets in equity securities of utilities companies. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. The value of preferred equity securities that are valued by a pricing service on a bond basis will be adjusted by an income factor, to be determined by the investment adviser, to reflect the next anticipated regular dividend. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. The daily valuation of foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Portfolio may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

   B INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date.

   C INCOME TAXES -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

   D FOREIGN CURRENCY TRANSLATION -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Realized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

   E DELAYED DELIVERY TRANSACTIONS -- The Portfolio may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place at a period in time after the date of the transaction. At the time the transaction is negotiated, the price of the security that will be delivered and paid for is fixed. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

   F EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

   G OTHER -- Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

   H USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   I INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is payable monthly at the annual rate of 0.75% of the Portfolio's average daily net assets up to $500 million, 0.6875% from $500 million up to $1 billion, and at reduced rates as daily net assets exceed that level. However, BMR has contractually agreed to reduce its advisory fee to 0.65% of the Portfolio's average daily net assets up to $500 million, 0.625% from $500 million up to $1 billion, and at reduced rates as daily net assets exceed that level. This contractual reduction, which cannot be terminated or modified without Trustee and shareholder consent, was accepted by a vote of the Trustees on June 14, 2004. For the year ended December 31, 2004, the fee was equivalent to 0.648% of the Portfolio's average daily net assets for such period and amounted to $3,364,781. Effective May 1, 2004, BMR has also agreed to reduce the investment adviser fee by an amount equal to that portion of commissions paid to broker dealers in execution of portfolio transactions that is consideration for third-party research services. For the period from May 1, 2004 to December 31, 2004, BMR waived $8,889 of its advisory fee. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2004, no significant amounts have been deferred.

3  INVESTMENT TRANSACTIONS

   Purchases and sales of investments, other than short-term obligations, aggregated $365,518,810, and $302,795,473, respectively, for the year ended December 31, 2004.

4  FEDERAL INCOME TAX BASIS OF INVESTMENTS

   The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2004, as computed on a federal income tax basis, were as follows:

   AGGREGATE COST                             $   469,444,823
   ----------------------------------------------------------
   Gross unrealized appreciation              $   160,271,028
   Gross unrealized depreciation                   (5,404,614)
   ----------------------------------------------------------
   NET UNREALIZED APPRECIATION                $   154,866,414
   ----------------------------------------------------------

   The net unrealized appreciation on foreign currency was $8,588 at December 31, 2004.

5  LINE OF CREDIT

   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2004.

UTILITIES PORTFOLIO as of December 31, 2004
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE TRUSTEES AND INVESTORS
OF UTILITIES PORTFOLIO:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Utilities Portfolio (the "Portfolio") at December 31, 2004, and the results of its operations, the changes in its net assets and the supplementary data for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 18, 2005

EATON VANCE UTILITIES FUND
MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Special Investment Trust (the Trust) and Utilities Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research and "EVD" refers to Eaton Vance Distributors, Inc. and "Fox" refers to Fox Asset Management LLC. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM. Fox is a majority owned subsidiary of EVC.

                           POSITION(S)        TERM OF                                 NUMBER OF PORTFOLIOS
                            WITH THE        OFFICE AND                                  IN FUND COMPLEX
        NAME AND            TRUST AND        LENGTH OF      PRINCIPAL OCCUPATION(S)       OVERSEEN BY
     DATE OF BIRTH        THE PORTFOLIO       SERVICE       DURING PAST FIVE YEARS         TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
James B. Hawkes              Trustee      Trustee of the    Chairman, President and            195              Director of EVC
11/9/41                                  Trust since 1989;  Chief Executive Officer
                                         of the Portfolio   of BMR, EVC, EVM and EV;
                                            since 1992      Director of EV; Vice
                                                            President and Director
                                                            of EVD. Trustee and/or
                                                            officer of 195 registered
                                                            investment companies in
                                                            the Eaton Vance Fund
                                                            Complex. Mr. Hawkes is an
                                                            interested person
                                                            because of his positions
                                                            with BMR, EVM, EVC and
                                                            EV, which are affiliates
                                                            of the Fund and the
                                                            Portfolio.

NONINTERESTED TRUSTEE(S)
Samuel L. Hayes, III     Chairman of the  Trustee of the    Jacob H. Schiff                    195          Director of Tiffany& Co.
2/23/35                      Board and   Trust since 1989   Professor of Investment                         (specialty retailer) and
                             Trustee      and Chairman of   Banking Emeritus,                                     Telect, Inc.
                                          the Board since   Harvard University                                 (telecommunication
                                           2005; of the     Graduate School of                                 services company)
                                          Portfolio since   Business Administration.
                                               1992

William H. Park              Trustee        Since 2003      President and Chief                195                   None
9/19/47                                                     Executive Officer, Prizm
                                                            Capital Management, LLC
                                                            (investment management
                                                            firm) (since 2002).
                                                            Executive Vice President
                                                            and Chief Financial
                                                            Officer, United Asset
                                                            Management Corporation
                                                            (a holding company
                                                            owning institutional
                                                            investment management
                                                            firms) (1982-2001).

Ronald A. Pearlman           Trustee        Since 2003      Professor of Law,                  195                   None
7/10/40                                                     Georgetown University
                                                            Law Center (since 1999).
                                                            Tax Partner, Covington &
                                                            Burling, Washington, DC
                                                            (1991-2000).

Norton H. Reamer             Trustee      Trustee of the    President, Chief                   195                   None
9/21/35                                  Trust since 1989;  Executive Officer and a
                                         of the Portfolio   Director of Asset
                                            since 1993      Management Finance Corp.
                                                            (a specialty finance
                                                            company serving the
                                                            investment management
                                                            industry) (since
                                                            October 2003). President,
                                                            Unicorn Corporation (an
                                                            investment and financial
                                                            advisory services
                                                            company) (since
                                                            September 2000).
                                                            Formerly, Chairman and
                                                            Chief Operating Officer,,
                                                            Hellman, Jordan
                                                            Management Co., Inc. (an
                                                            investment management
                                                            company) (2000-2003).
                                                            Formerly, Advisory
                                                            Director of Berkshire
                                                            Capital Corporation
                                                            (investment banking
                                                            firm) (2002-2003).
                                                            Formerly Chairman of the
                                                            Board, United Asset
                                                            Management Corporation
                                                            (a holding company
                                                            owning institutional
                                                            investment management
                                                            firms) and Chairman,
                                                            President and Director,
                                                            UAM Funds (mutual funds)
                                                            (1980-2000).

Lynn A. Stout                Trustee        Since 1998      Professor of Law,                  195                   None
9/14/57                                                     University of California
                                                            at Los Angeles School of
                                                            Law (since July 2001).
                                                            Formerly, Professor of
                                                            Law, Georgetown
                                                            University Law Center.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                               POSITION(S)             TERM OF
                                WITH THE             OFFICE AND
        NAME AND                TRUST AND             LENGTH OF                          PRINCIPAL OCCUPATION(S)
     DATE OF BIRTH            THE PORTFOLIO            SERVICE                            DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
Thomas E. Faust Jr.       President of the Trust     Since 2002      Executive Vice President of EVM, BMR, EVC and EV; Chief
5/31/58                                                              Investment Officer of EVM and BMR and Director of EVC. Chief
                                                                     Executive Officer of Belair Capital Fund LLC, Belcrest Capital
                                                                     Fund LLC, Belmar Capital Fund LLC, Belport Capital Fund LLC
                                                                     and Belrose Capital Fund LLC (private investment companies sponsored by EVM). Officer of 59 registered investment
                                                                     companies managed by EVM or BMR.

Duke E. Laflamme            Vice President of        Since 2001      Vice President of EVM and BMR. Officer of 11 registered
7/8/69                          the Trust                            investment companies managed by EVM or BMR.

Thomas H. Luster            Vice President of        Since 2002      Vice President of EVM and BMR. Officer of 16 registered
4/8/62                          the Trust                            investment companies managed by EVM or BMR.

George C. Pierides          Vice President of        Since 2004      Senior Managing Director of Fox. Officer of 12 registered
12/26/57                        the Trust                            investment companies managed by EVM or BMR.

Duncan W. Richardson           President of          Since 2002      Senior Vice President and Chief Equity Investment Officer of
10/26/57                      the Portfolio                          EVM and BMR. Officer of 46 registered investment companies managed by EVM or BMR.

Judith A. Saryan             Vice President of       Since 1999      Vice President of EVM and BMR. Officer of 28 registered
8/21/54                        the Portfolio                         investment companies managed by EVM or BMR.

William J. Austin, Jr.         Treasurer of         Since 2002(2)    Vice President of EVM and BMR. Officer of 53 registered
12/27/51                       the Portfolio                         investment companies managed by EVM or BMR.

Alan R. Dynner                  Secretary            Since 1997      Vice President, Secretary and Chief Legal Officer of BMR, EVM,
10/10/40                                                             EVD, EV and EVC. Officer of 195 registered investment companies managed by EVM or BMR.

James L. O'Connor         Treasurer of the Trust     Since 1989      Vice President of BMR, EVM and EVD. Officer of 117 registered
4/1/45                                                               investment companies managed by EVM or BMR.

Paul M. O'Neil                     Chief             Since 2004      Vice President of EVM and BMR. Officer of 195 registered
7/11/53                     Compliance Officer                       investment companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.
(2) Prior to 2002, Mr. Austin served as Assistant Treasurer of the Portfolio since 1993.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge by calling 1-800-225-6265.

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                    INVESTMENT ADVISER OF UTILITIES PORTFOLIO
                         BOSTON MANAGEMENT AND RESEARCH
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

                   ADMINISTRATOR OF EATON VANCE UTILITIES FUND
                             EATON VANCE MANAGEMENT
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

                              PRINCIPAL UNDERWRITER
                         EATON VANCE DISTRIBUTORS, INC.
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109
                                 (617) 482-8260

                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 CLARENDON STREET
                                BOSTON, MA 02116

                                 TRANSFER AGENT
                                    PFPC INC.
                             ATTN: EATON VANCE FUNDS
                                  P.O. BOX 9653
                            PROVIDENCE, RI 02940-9653
                                 (800) 262-1122

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                           PRICEWATERHOUSECOOPERS LLP
                                 125 HIGH STREET
                                BOSTON, MA 02110


                           EATON VANCE UTILITIES FUNDS
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

   THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. BEFORE
      INVESTING, INVESTORS SHOULD CONSIDER CAREFULLY THE FUND'S INVESTMENT OBJECTIVE(S), RISKS, AND CHARGES AND EXPENSES. THE FUND'S CURRENT PROSPECTUS
CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND AND IS AVAILABLE THROUGH YOUR
  FINANCIAL ADVISOR. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR
         SEND MONEY. FOR FURTHER INFORMATION PLEASE CALL 1-800-225-6265.

159-2/05                                                                   UTSRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

The following table presents the aggregate fees billed to the registrant for the registrant's fiscal years ended December 31, 2003 and December 31, 2004 by the registrant's principal accountant for professional services rendered for the audit of the registrant's annual financial statements and fees billed for other services rendered by the principal accountant during such period.

EATON VANCE BALANCED FUND

   FISCAL YEARS ENDED                                12/31/03       12/31/04
   ---------------------------------------------------------------------------
   Audit Fees                                      $     20,950   $     26,350

   Audit-Related Fees(1)                           $          0   $          0

   Tax Fees(2)                                     $      4,775   $      5,775

   All Other Fees(3)                               $      6,550   $      8,050
                                                   ---------------------------

   Total                                           $     32,275   $     40,175
                                                   ===========================

EATON VANCE EMERGING MARKETS FUND

   FISCAL YEARS ENDED                                12/31/03       12/31/04
   ---------------------------------------------------------------------------
   Audit Fees                                      $      8,510   $      9,992

   Audit-Related Fees(1)                           $          0   $          0

   Tax Fees(2)                                     $      5,200   $      5,300

   All Other Fees(3)                               $          0   $          0
                                                   ---------------------------

   Total                                           $     13,710   $     15,292
                                                   ===========================

EATON VANCE GREATER INDIA FUND

   FISCAL YEARS ENDED                                 12/31/03      12/31/04
   ---------------------------------------------------------------------------
   Audit Fees                                      $      8,510   $     11,022

   Audit-Related Fees(1)                           $          0   $          0

   Tax Fees(2)                                     $      5,200   $      5,300

   All Other Fees(3)                               $          0   $          0
                                                   ---------------------------
   Total                                           $     13,710   $     16,322
                                                   ===========================

EATON VANCE INSTITUTIONAL SHORT TERM INCOME FUND

   FISCAL YEARS ENDED                                12/31/03       12/31/04
   ---------------------------------------------------------------------------
   Audit Fees                                      $          0   $     29,563

   Audit-Related Fees(1)                           $          0   $          0

   Tax Fees(2)                                     $          0   $      5,400

   All Other Fees(3)                               $          0   $          0
                                                   ---------------------------
   Total                                           $          0   $     56,585
                                                   ===========================

EATON VANCE INSTITUTIONAL SHORT TERM TREASURY FUND

   FISCAL YEARS ENDED                                 12/31/03      12/31/04
   ---------------------------------------------------------------------------
   Audit Fees                                      $     15,372   $     18,954

   Audit-Related Fees(1)                           $          0   $          0

   Tax Fees(2)                                     $      5,400   $      5,600

   All Other Fees(3)                               $          0   $          0
                                                   ---------------------------
   Total                                                 20,772         24,554
                                                   ===========================

EATON VANCE LARGE-CAP CORE FUND

   FISCAL YEARS ENDED                                12/31/03       12/31/04
   ---------------------------------------------------------------------------
   Audit Fees                                      $      5,047   $      8,859

   Audit-Related Fees(1)                           $          0   $          0

   Tax Fees(2)                                     $      5,600   $      5,800

   All Other Fees(3)                               $          0   $          0
                                                   ---------------------------
   Total                                           $     10,647   $     14,659
                                                   ===========================

EATON VANCE LARGE-CAP VALUE FUND

   FISCAL YEARS ENDED                                12/31/03      12/31/04
   ---------------------------------------------------------------------------
   Audit Fees                                      $     20,950   $     21,850

   Audit-Related Fees(1)                           $          0   $          0

   Tax Fees(2)                                     $      4,000   $      4,100

   All Other Fees(3)                               $      7,650   $      7,850
                                                   ---------------------------
   Total                                           $     32,600   $     33,800
                                                   ===========================

EATON VANCE SMALL-CAP GROWTH FUND

   FISCAL YEARS ENDED                                12/31/03       12/31/04
   ---------------------------------------------------------------------------
   Audit Fees                                      $     16,000   $     21,050

   Audit-Related Fees(1)                           $          0   $          0

   Tax Fees(2)                                     $      4,000   $      4,100

   All Other Fees(3)                               $      8,650   $      8,850
                                                   ---------------------------
   Total                                           $     28,650   $     34,000
                                                   ===========================

EATON VANCE SMALL-CAP VALUE FUND

   FISCAL YEARS ENDED                                 12/31/03      12/31/04
   ---------------------------------------------------------------------------
   Audit Fees                                      $      3,360   $      7,377

   Audit-Related Fees(1)                           $          0   $          0

   Tax Fees(2)                                     $      5,600   $      5,800

   All Other Fees(3)                               $          0   $          0
                                                   ---------------------------
   Total                                           $      8,960   $      6,537
                                                   ===========================

EATON VANCE SPECIAL EQUITIES FUND

   FISCAL YEARS ENDED                                 12/31/03      12/31/04
   ---------------------------------------------------------------------------
   Audit Fees                                      $     20,950   $     21,050

   Audit-Related Fees(1)                           $          0   $          0

   Tax Fees(2)                                     $      4,025   $      4,125

   All Other Fees(3)                               $      4,975   $      5,700
                                                   ---------------------------
   Total                                           $     29,950   $     30,275
                                                   ===========================

EATON VANCE UTILITIES FUND

   FISCAL YEARS ENDED                                 12/31/03       12/31/04
   ---------------------------------------------------------------------------
   Audit Fees                                      $     20,950   $     21,550

   Audit-Related Fees(1)                           $          0   $          0

   Tax Fees(2)                                     $      4,350   $      4,450

   All Other Fees(3)                               $      4,600   $      4,725
                                                   ---------------------------
   Total                                           $     29,900   $     30,725
                                                   ===========================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3) All other fees consist of the aggregate fees billed for products and services provided by the registrant's principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies
(i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by the registrant's principal accountant for the registrants fiscal year ended December 31, 2003 and the fiscal year ended December 31, 2004; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by the registrant's principal accountant for the same time periods.

FISCAL YEARS ENDED                       12/31/03                                      12/31/04
---------------------------------------------------------------------------------------------------------------
                      PRICEWATERHOUSECOOPERS  DELOITTE & TOUCHE     PRICEWATERHOUSECOOPERS    DELOITTE & TOUCHE
                              LLP                    LLP                     LLP                     LLP
REGISTRANT(1)          $        53,575         $        27,000         $        57,125         $        29,100

EATON VANCE(2)         $             0         $       479,858         $        84,490         $       334,713

TOTAL                  $        53,575         $       506,858         $       141,615         $       363,813

(1) The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Eaton Vance Corp.

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountant of non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 7, 2005, the Governance Committee of the Board of Trustees revised the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees to add the following (highlighted):

 The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains (I)sufficient background information concerning the candidate, INCLUDING EVIDENCE THE CANDIDATE IS WILLING TO SERVE AS AN INDEPENDENT TRUSTEE IF SELECTED FOR THE POSITION; AND (II) is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations IN WRITING to the attention of the Governance Committee, c/o the Secretary of the Fund. THE SECRETARY SHALL RETAIN COPIES OF ANY SHAREHOLDER RECOMMENDATIONS WHICH MEET THE FOREGOING REQUIREMENTS FOR A PERIOD OF NOT MORE THAN 12 MONTHS FOLLOWING RECEIPT. THE SECRETARY SHALL HAVE NO OBLIGATION TO ACKNOWLEDGE RECEIPT OF ANY SHAREHOLDER RECOMMENDATIONS

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)         Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)      Treasurer's Section 302 certification.
(a)(2)(ii)     President's Section 302 certification.
(b)            Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE SPECIAL INVESTMENT TRUST

By:    /s/Thomas E. Faust, Jr.
       -----------------------
       Thomas E. Faust, Jr.
       President


Date:  February 16, 2005
       -----------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/James L. O'Connor
       -----------------------
       James L. O'Connor
       Treasurer


Date:  February 16, 2005
       -----------------


By:    /s/Thomas E. Faust, Jr.
       -----------------------
       Thomas E. Faust, Jr.
       President


Date:  February 16, 2005
       -----------------